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                                                        [WELLS FARGO LOGO]

WELLS FARGO OUTLOOK FUNDS
     SEMI-ANNUAL REPORT

                             OUTLOOK TODAY FUND

                              OUTLOOK 2010 FUND

                              OUTLOOK 2020 FUND

                              OUTLOOK 2030 FUND

                              OUTLOOK 2040 FUND

                                                              AUGUST 31, 2001

                                   [PHOTO]

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                                                                   OUTLOOK FUNDS
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TABLE OF CONTENTS

LETTER TO SHAREHOLDERS.........................................................1
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PERFORMANCE AT A GLANCE
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  PORTFOLIO REVIEW.............................................................2

  PERFORMANCE HIGHLIGHTS.......................................................2

SCHEDULE OF INVESTMENTS
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  OUTLOOK TODAY FUND...........................................................8

  OUTLOOK 2010 FUND...........................................................20

  OUTLOOK 2020 FUND...........................................................33

  OUTLOOK 2030 FUND...........................................................47

  OUTLOOK 2040 FUND...........................................................61

OUTLOOK FUNDS
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  STATEMENTS OF ASSETS AND LIABILITIES........................................75

  STATEMENTS OF OPERATIONS....................................................76

  STATEMENTS OF CHANGES IN NET ASSETS.........................................78

  FINANCIAL HIGHLIGHTS........................................................80

NOTES TO FINANCIAL STATEMENTS
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  ORGANIZATION................................................................86

  SIGNIFICANT ACCOUNTING POLICIES.............................................86

  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES...........................88

  CAPITAL SHARE TRANSACTIONS..................................................89

  INVESTMENT PORTFOLIO TRANSACTIONS...........................................89

  LIST OF ABBREVIATIONS.......................................................90
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                                                OUTLOOK FUNDS SHAREHOLDER LETTER
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DEAR VALUED SHAREHOLDER,

All of us at WELLS FARGO FUNDS join our nation and the world in extending our deepest sympathy and concern to everyone affected by the recent tragic events of September 11, 2001. We are fully committed to safeguarding your investment in our funds and want to assure you that your account records are secure. Our nation is experiencing a time unlike any we have seen before. In this time of uncertainty, helping shareholders reach their financial goals remains our primary focus.

During the six-month period ending August 31, 2001, investors saw their portfolio values decline. This was against a backdrop of slowing economic growth at home and abroad, a steep downturn in business spending, and lackluster corporate profits. Fortunately, our emphasis on diversification within the Outlook Funds-SM- helped temper the volatility of the Funds' returns during this difficult period.

Although the yearlong economic slowdown was initially confined to the manufacturing and technology sectors, the malaise gradually spread to virtually every economic sector during this reporting period. In fact, the U.S. economy barely avoided a recession during the second quarter, posting a stagnant 0.2% increase in gross domestic product. The economy continued to deteriorate in the third quarter, even prior to the September tragedies, with equities falling 7.6% during July and August. Growth stocks bore the brunt of the sell-off, accompanied by significant losses in international stocks. The sole bright spot among equity asset classes was small-cap value stocks.

In contrast to the weak economy and stock market, bond performance was positive during the period. The Lehman Brothers Aggregate Bond Index -- a benchmark for bond market performance -- returned nearly 6% since the beginning of 2001, a useful counter-weight to the S&P 500's 8% decline. Taxable, investment-grade bonds performed well throughout the period, but high-yield corporate bonds were the real surprise during the reporting period. Ironically, these non-investment-grade corporate bonds surged despite earnings related uncertainties that triggered capital flight from stocks to bonds.

Whether or not equity markets have already reached a market lowpoint, there is good news on the horizon for U.S. stocks. First, we expect to see several measures taken by the federal government to stimulate the U.S. economy.The powerful combination of declining short-term interest rates along with tax rebates and tax cuts should set the stage for a gradual recovery. Second, a weakening U.S. dollar may boost foreign trade performance and help ease the pressure on the manufacturing sector. Of course, no one knows the timing and extent of a future recovery, but we anticipate that corporate profit growth should accelerate in 2002, subject to the unfolding of worldwide events.

As you know, each Outlook Fund is designed to meet different investor risk tolerances and investment time frames. More importantly, each Fund offers a mix of asset classes covering a range of stock, bond, and cash indexes, with allocations among these classes determined by a proprietary investment model that identifies compelling investment opportunities. Please remember that all of the Outlook Funds, except for the Outlook Today Fund-SM-, are designed as long-term investment vehicles. If you have any questions about your investments or if you are in need of any other assistance, please contact your investment professional or call Investor Services at 1-800-222-8222.

We want to thank you for your investment in WELLS FARGO FUNDS and for the confidence it represents. Rest assured that through all market cycles, we are committed to help you meet your financial needs.

Sincerely,

    /s/ Michael J. Hogan
    Michael J. Hogan
    President
    WELLS FARGO FUNDS

                                                                               1
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OUTLOOK FUNDS                                                 SEMI-ANNUAL REPORT
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WELLS FARGO OUTLOOK FUNDS(SM)
   The Outlook Funds (the Funds) are globally diversified asset allocation funds designed to maximize assets while gradually reducing the potential for investment risk over specific investment time horizons.
   Each Outlook Fund may be allocated across as many as 17 asset classes, covering a variety of equity, fixed-income and cash indexes, including three indexes that offer international exposure. Allocations among these asset classes are determined by a proprietary investment model that examines a large amount of information, including economic trends, pricing, and other financial data.
   The Funds are currently advised by Barclays Global Fund Advisors, one of the largest providers of index products in the world.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   The Funds invest seeking higher returns early on, then reallocate toward a more conservative mix of stocks, bonds and cash as their target dates approach. For example, the Outlook Today Fund, a Fund suited for investors with short-term investment horizons, completed the six-month period ending August 31, 2001, with an allocation of 22% stocks, 77% short-term bonds and 1% cash.
   Conversely, the Outlook 2040 Fund is designed for investors with longer-term horizons. Since the Fund reaches its target date in the year 2040, 95% of its portfolio holdings were invested in stocks as of August 31, 2001, as stocks have historically outperformed bonds over the long term. Yet by 2040, the Outlook 2040 Fund should resemble the Outlook Today Fund in its portfolio composition, with adjustments reflecting market conditions at that time.

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   An economy teetering on the brink of a recession took a heavy toll on financial markets during the six-month period ended August 31, 2001. Several themes remained constant during this period, namely poor corporate earnings, a wave of layoffs, and a slowing global economy -- all of which have contributed to declining stock prices. The broad decline sent many equity investors toward more defensive market sectors, such as health care, utilities, and banking. Bonds were also seen as a safe haven from the tumultuous equity market, which further boosted bond prices and contributed to the performance of the Outlook Funds with shorter time horizons.
   To an unprecedented extent, we're living in a split-personality economy. On one hand, many companies have slashed spending on new equipment and cut prices to stay afloat. On the other hand, consumers have kept the economy out of a recession with their persistent spending. In fact, throughout the period, consumers purchased cars and homes at near-record rates. In previous downturns, problems in corporate America quickly dampened consumer spending.
   THE OUTLOOK TODAY FUND(SM) posted the best returns of the Outlook Funds over the six-month period ending August 31, 2001, due to its overall defensive positioning and emphasis on fixed-income holdings. Its Class A shares returned 0.64%(1), excluding sales charges.
   THE OUTLOOK 2010 FUND(SM) Class A shares returned (1.73)%(1), excluding sales charges, over the period. The Fund's performance was a result of higher allocation to bonds, which is consistent with the Fund's risk profile.
   THE OUTLOOK 2020 FUND(SM), with a higher percentage of bonds than the Outlook 2030 or 2040 Funds, also performed relatively well compared to the Funds with higher equity exposures. Its Class A shares returned (4.69)%(1), excluding sales charges.
   THE OUTLOOK 2030 FUND(SM) reflected the stock market's broad sell-off between March and August. The Fund's Class A shares returned (6.67)%(1), excluding sales charges.
   THE OUTLOOK 2040 FUND(SM) underperformed the other Outlook Funds during the period in light of its significant exposure to stocks. The Fund's Class A shares returned (8.84)%(1), excluding sales charges. However, the Fund managers diverted assets to more stable investments to help reduce potential losses amid a slumping stock market.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Companies have begun to shed the excess inventories that undermined their profitability during the second quarter. In addition, the Federal Reserve Board (the Fed) will likely continue to lower interest rates to stimulate economic growth and help support equity markets. Yet despite dwindling corporate inventories and lower short-term interest rates, the real key to future growth lies with the American consumer. If consumers remain confident in the economy -- and spend accordingly -- the chances of a near-term recovery become more favorable.
   The Outlook Funds currently maintain an underweight position in bonds and an overweight position in stocks based upon valuation measures. Going forward, the Outlook Funds' managers will continue to allocate and reallocate their respective asset mixes over the life of each Fund. For example, those Funds with longer investment horizons will focus on investments that have historically provided higher rates of return, such as U.S. and foreign stocks. Yet as the investment horizon shortens, the Fund managers will reallocate portfolio assets toward more potentially stable investments, such as bonds and cash. This strategic framework helps investors stay on course toward their goals throughout changing market environments.

2
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SEMI-ANNUAL REPORT                                                 OUTLOOK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS(1) (%) (AS OF AUGUST 31, 2001)
--------------------------------------------------------------------------------

                                                 With Load(2)                                 Without load
                                  ------------------------------------------   ------------------------------------------
                                                                     Since                                        Since
                                                                   Inception                                    Inception
Fund Name                         6-Months*    1-Year    5-Year    (3/1/94)    6-Months*    1-Year    5-Year    (3/1/94)
OUTLOOK TODAY - A                      (5.18)   (4.62)      5.84        5.90         0.64     1.21       7.11        6.74

OUTLOOK TODAY - B                      (4.55)   (3.83)      6.30        6.23         0.40     0.81       6.60        6.23

OUTLOOK TODAY - C                      (0.60)   (0.13)      6.58        6.22         0.39     0.80       6.58        6.22

OUTLOOK TODAY - I                                                                    0.87     1.55       7.17        6.79

OUTLOOK 2010 - A                       (7.41)  (11.03)      7.78        8.23        (1.73)   (5.59)      9.06        9.09

OUTLOOK 2010 - B                       (6.89)  (10.56)      8.17        8.51        (2.04)   (6.14)      8.46        8.51

OUTLOOK 2010 - C                       (2.98)   (7.05)      8.45        8.50        (2.01)   (6.17)      8.45        8.50

OUTLOOK 2010 - I                                                                    (1.66)   (5.60)      9.07        9.09

OUTLOOK 2020 - A                      (10.17)  (19.17)      8.52        9.28        (4.69)  (14.22)      9.82       10.14

OUTLOOK 2020 - B                       (9.77)  (18.76)      8.94        9.57        (5.04)  (14.76)      9.22        9.57

OUTLOOK 2020 - C                       (5.97)  (15.53)      9.21        9.56        (5.02)  (14.73)      9.21        9.56

OUTLOOK 2020 - I                                                                    (4.57)  (14.06)      9.91       10.21

OUTLOOK 2030 - A                      (12.02)  (23.75)      9.27       10.21        (6.67)  (19.11)     10.57       11.08

OUTLOOK 2030 - B                      (11.59)  (23.38)      9.66       10.48        (6.95)  (19.54)      9.93       10.48

OUTLOOK 2030 - C                       (7.85)  (20.30)      9.92       10.47        (6.92)  (19.53)      9.92       10.47

OUTLOOK 2030 - I                                                                    (6.60)  (18.94)     10.63       11.12

OUTLOOK 2040 - A                      (14.10)  (29.42)      9.35       10.84        (8.84)  (25.11)     10.65       11.72

OUTLOOK 2040 - B                      (13.65)  (28.97)      9.73       11.10        (9.10)  (25.51)     10.01       11.10

OUTLOOK 2040 - C                      (10.07)  (26.24)     10.00       11.10        (9.16)  (25.55)     10.00       11.10

OUTLOOK 2040 - I                                                                    (8.70)  (24.91)     10.77       11.80

IMONEYNET ALL TAXABLE MONEY
  FUND AVERAGE(3)                                                                    0.27     4.97       5.57        4.86

LEHMAN BROTHERS AGGREGATE BOND
  INDEX(4)                                                                           1.15    12.35       8.18        7.26

S&P 500 INDEX(5)                                                                    (6.26)  (24.39)     13.33       14.65

MORGAN STANLEY CAPITAL
  INTERNATIONAL EUROPE,
  AUSTRALASIA AND FAR EAST
  INDEX(6)                                                                          (2.53)  (24.35)      2.55        3.33

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  PORTFOLIO ALLOCATION(7) (AS OF AUGUST 31, 2001)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    STOCKS  BONDS  CASH

Outlook Today Fund     22%    77%    1%

Outlook 2010 Fund      41%    59%    0%

Outlook 2020 Fund      65%    33%    2%

Outlook 2030 Fund      81%    18%    1%

Outlook 2040 Fund      95%     4%    1%

                                                                               3
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OUTLOOK FUNDS                                                 SEMI-ANNUAL REPORT
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  FUND CHARACTERISTICS (AS OF AUGUST 31, 2001)
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
                                                  Outlook      Outlook      Outlook      Outlook       Outlook
                                                   Today        2010         2020          2030          2040
AVERAGE COUPON OF BOND PORTFOLIO                   6.43%        6.44%        6.14%        7.19%         9.25%

AVERAGE MATURITY OF BOND PORTFOLIO               3.7 YEARS    3.9 YEARS    3.5 YEARS    11.3 YEARS    14.5 YEARS

ESTIMATED DURATION OF BOND PORTFOLIO             3.1YEARS     3.3 YEARS    3.0 YEARS    7.0 YEARS     9.1 YEARS

NUMBER OF HOLDINGS                                  730          842          973          893           875

  PORTFOLIO ALLOCATION BY ASSET CLASS (AS OF AUGUST 31, 2001)
--------------------------------------------------------------------------------

                                                             OUTLOOK     OUTLOOK     OUTLOOK     OUTLOOK     OUTLOOK
ASSET CLASS                                                   TODAY        2010        2020        2030        2040
BILLS                                                            1.00%       0.00%       0.00%       0.00%       0.00%

INTERMEDIATE GOVERNMENT                                         76.26%      57.81%      23.68%       2.79%       0.00%

LONG GOVERNMENT                                                  0.04%       0.00%       1.26%       7.13%       1.83%

INTERMEDIATE CORPORATE                                           0.05%       0.00%       1.95%       1.80%       0.00%

LONG CORPORATE                                                   0.02%       0.00%       0.70%       0.64%       0.00%

MORTGAGE BACKED SECURITIES                                       0.14%       0.00%       5.00%       4.62%       0.00%

LARGE VALUE                                                      6.97%      13.29%      21.17%      25.82%      29.97%

LARGE GROWTH                                                     4.46%      12.32%      21.82%      27.88%      35.67%

INTERMEDIATE VALUE                                               1.62%       1.85%       2.38%       2.87%       3.75%

INTERMEDIATE GROWTH                                              1.42%       1.63%       2.09%       2.52%       3.30%

INTERMEDIATE UTILITIES                                           0.15%       0.17%       0.21%       0.26%       0.34%

SMALL VALUE                                                      0.69%       0.80%       1.02%       1.23%       1.61%

SMALL GROWTH                                                     0.58%       0.67%       0.85%       1.03%       1.35%

MICRO                                                            0.91%       1.04%       1.33%       1.61%       2.11%

NON-U.S. WGBI                                                    0.00%       0.00%       0.00%       0.00%       0.00%

EAFE EX-JAPAN                                                    4.49%       8.28%      13.27%      15.64%      15.42%

JAPAN                                                            1.20%       2.14%       3.27%       4.16%       4.65%

TOTAL                                                          100.00%     100.00%     100.00%     100.00%     100.00%

4
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SEMI-ANNUAL REPORT                                                 OUTLOOK FUNDS
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  GROWTH OF $10,000 CHARTS(8)
--------------------------------------------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO    LEHMAN BROTHERS   S&P 500   IMONEYNET ALL TAXABLE    WELLS FARGO
        OUTLOOK TODAY -  AGGREGATE BOND   COMPOSITE       MONEY FUND        OUTLOOK TODAY -
            CLASS A           INDEX         INDEX           AVERAGE             CLASS I

3/1/94           $9,425          $10,000    $10,000                $10,000          $10,000

3/94             $9,295           $9,753     $9,564                $10,024           $9,862

4/94             $9,247           $9,675     $9,687                $10,049           $9,811

5/94             $9,257           $9,674     $9,846                $10,078           $9,821

6/94             $9,192           $9,653     $9,604                $10,108           $9,753

7/94             $9,344           $9,845     $9,920                $10,140           $9,914

8/94             $9,420           $9,857    $10,326                $10,173           $9,995

9/94             $9,292           $9,712    $10,074                $10,209           $9,859

10/94            $9,321           $9,703    $10,300                $10,245           $9,889

11/94            $9,206           $9,682     $9,925                $10,285           $9,767

12/94            $9,244           $9,748    $10,072                $10,328           $9,808

1/95             $9,400           $9,941    $10,333                $10,373           $9,973

2/95             $9,623          $10,178    $10,736                $10,420          $10,210

3/95             $9,713          $10,240    $11,052                $10,468          $10,306

4/95             $9,851          $10,384    $11,377                $10,516          $10,452

5/95            $10,125          $10,785    $11,831                $10,564          $10,743

6/95            $10,221          $10,864    $12,106                $10,613          $10,844

7/95            $10,320          $10,840    $12,507                $10,660          $10,950

8/95            $10,389          $10,971    $12,538                $10,707          $11,023

9/95            $10,506          $11,078    $13,067                $10,754          $11,146

10/95           $10,536          $11,222    $13,020                $10,800          $11,178

11/95           $10,706          $11,390    $13,591                $10,848          $11,359

12/95           $10,831          $11,550    $13,853                $10,895          $11,492

1/96            $10,933          $11,626    $14,324                $10,940          $11,600

2/96            $10,872          $11,424    $14,457                $10,985          $11,535

3/96            $10,849          $11,344    $14,596                $11,029          $11,510

4/96            $10,859          $11,280    $14,811                $11,073          $11,521

5/96            $10,869          $11,257    $15,191                $11,118          $11,532

6/96            $10,940          $11,408    $15,249                $11,162          $11,607

7/96            $10,846          $11,439    $14,575                $11,207          $11,507

8/96            $10,908          $11,420    $14,883                $11,251          $11,574

9/96            $11,136          $11,618    $15,719                $11,296          $11,815

10/96           $11,305          $11,876    $16,153                $11,342          $11,994

11/96           $11,579          $12,079    $17,372                $11,387          $12,286

12/96           $11,485          $11,967    $17,028                $11,433          $12,186

1/97            $11,593          $12,004    $18,091                $11,478          $12,300

2/97            $11,604          $12,034    $18,234                $11,524          $12,312

3/97            $11,445          $11,901    $17,486                $11,570          $12,143

4/97            $11,631          $12,079    $18,528                $11,618          $12,340

5/97            $11,882          $12,194    $19,661                $11,667          $12,607

6/97            $12,088          $12,339    $20,535                $11,714          $12,826

7/97            $12,409          $12,672    $22,168                $11,765          $13,166

8/97            $12,243          $12,564    $20,927                $11,815          $12,990

9/97            $12,493          $12,749    $22,071                $11,864          $13,255

10/97           $12,471          $12,934    $21,334                $11,915          $13,232

11/97           $12,549          $12,993    $22,322                $11,965          $13,315

12/97           $12,683          $13,125    $22,706                $12,016          $13,457

1/98            $12,791          $13,293    $22,958                $12,068          $13,571

2/98            $12,995          $13,282    $24,613                $12,115          $13,788

3/98            $13,172          $13,327    $25,873                $12,167          $13,976

4/98            $13,245          $13,397    $26,137                $12,217          $14,053

5/98            $13,221          $13,524    $25,688                $12,268          $14,027

6/98            $13,355          $13,639    $26,731                $12,319          $14,170

7/98            $13,331          $13,667    $26,447                $12,370          $14,144

8/98            $13,025          $13,890    $22,626                $12,422          $13,820

9/98            $13,337          $14,215    $24,076                $12,473          $14,150

10/98           $13,571          $14,140    $26,031                $12,529          $14,399

11/98           $13,731          $14,220    $27,608                $12,582          $14,569

12/98           $13,970          $14,263    $29,232                $12,631          $14,822

1/99            $14,062          $14,364    $30,454                $12,679          $14,919

2/99            $13,825          $14,113    $31,401                $12,721          $14,668

3/99            $14,000          $14,191    $32,657                $12,768          $14,854

4/99            $14,145          $14,236    $33,920                $12,814          $15,008

5/99            $13,986          $14,111    $33,120                $12,860          $14,840

6/99            $14,144          $14,066    $34,922                $12,905          $15,007

7/99            $14,077          $14,007    $33,831                $12,954          $14,936

8/99            $14,051          $14,000    $33,664                $13,005          $14,908

9/99            $14,074          $14,162    $32,741                $13,055          $14,933

10/99           $14,249          $14,214    $34,814                $13,108          $15,119

11/99           $14,384          $14,213    $35,520                $13,160          $15,247

12/99           $14,598          $14,145    $37,613                $13,217          $15,462

1/00            $14,331          $14,098    $35,724                $13,273          $15,196

2/00            $14,443          $14,269    $35,049                $13,328          $15,314

3/00            $14,813          $14,457    $38,477                $13,388          $15,704

4/00            $14,700          $14,415    $37,319                $13,448          $15,585

5/00            $14,658          $14,408    $36,554                $13,513          $15,541

6/00            $14,909          $14,707    $37,457                $13,577          $15,802

7/00            $14,895          $14,841    $36,872                $13,647          $15,787

8/00            $15,195          $15,056    $39,162                $13,716          $16,116

9/00            $15,097          $15,151    $37,094                $13,784          $16,024

10/00           $15,126          $15,251    $36,939                $13,854          $16,054

11/00           $15,040          $15,501    $34,028                $13,922          $15,979

12/00           $15,233          $15,790    $34,195                $13,993          $16,176

1/01            $15,433          $16,049    $35,409                $14,060          $16,401

2/01            $15,279          $16,188    $32,179                $14,116          $16,224

3/01            $15,176          $16,269    $30,139                $14,174          $16,125

4/01            $15,331          $16,201    $32,481                $14,226          $16,304

5/01            $15,362          $16,298    $32,699                $14,275          $16,336

6/01            $15,331          $16,360    $31,904                $14,318          $16,316

7/01            $15,471          $16,727    $31,591                $14,359          $16,463

8/01            $15,378          $16,919    $29,614                $14,398          $16,365

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO    LEHMAN BROTHERS   S&P 500   IMONEYNET ALL TAXABLE   WELLS FARGO     MSCI
        OUTLOOK 2010 -     AGGREGATE     COMPOSITE       MONEY FUND           OUTLOOK       EAFE
           CLASS A        BOND INDEX       INDEX           AVERAGE         2010 - CLASS I   INDEX

3/1/94          $9,425          $10,000    $10,000                $10,000         $10,000  $10,000

3/94            $9,276           $9,753     $9,564                $10,024          $9,841   $9,569

4/94            $9,228           $9,675     $9,687                $10,049          $9,791   $9,975

5/94            $9,266           $9,674     $9,846                $10,078          $9,831   $9,918

6/94            $9,189           $9,653     $9,604                $10,108          $9,750  $10,058

7/94            $9,360           $9,845     $9,920                $10,140          $9,931  $10,154

8/94            $9,465           $9,857    $10,326                $10,173         $10,042  $10,395

9/94            $9,319           $9,712    $10,074                $10,209          $9,888  $10,067

10/94           $9,396           $9,703    $10,300                $10,245          $9,969  $10,403

11/94           $9,195           $9,682     $9,925                $10,285          $9,756   $9,902

12/94           $9,269           $9,748    $10,072                $10,328          $9,834   $9,965

1/95            $9,444           $9,941    $10,333                $10,373         $10,020   $9,582

2/95            $9,737          $10,178    $10,736                $10,420         $10,331   $9,554

3/95            $9,888          $10,240    $11,052                $10,468         $10,491  $10,150

4/95           $10,075          $10,384    $11,377                $10,516         $10,689  $10,532

5/95           $10,429          $10,785    $11,831                $10,564         $11,065  $10,407

6/95           $10,570          $10,864    $12,106                $10,613         $11,214  $10,225

7/95           $10,768          $10,840    $12,507                $10,660         $11,425  $10,862

8/95           $10,808          $10,971    $12,538                $10,707         $11,467  $10,448

9/95           $11,016          $11,078    $13,067                $10,754         $11,688  $10,652

10/95          $11,016          $11,222    $13,020                $10,800         $11,688  $10,365

11/95          $11,286          $11,390    $13,591                $10,848         $11,974  $10,653

12/95          $11,453          $11,550    $13,853                $10,895         $12,151  $11,083

1/96           $11,656          $11,626    $14,324                $10,940         $12,367  $11,128

2/96           $11,626          $11,424    $14,457                $10,985         $12,335  $11,166

3/96           $11,639          $11,344    $14,596                $11,029         $12,349  $11,403

4/96           $11,721          $11,280    $14,811                $11,073         $12,436  $11,734

5/96           $11,804          $11,257    $15,191                $11,118         $12,524  $11,518

6/96           $11,863          $11,408    $15,249                $11,162         $12,586  $11,583

7/96           $11,625          $11,439    $14,575                $11,207         $12,334  $11,245

8/96           $11,728          $11,420    $14,883                $11,251         $12,444  $11,269

9/96           $12,099          $11,618    $15,719                $11,296         $12,837  $11,569

10/96          $12,318          $11,876    $16,153                $11,342         $13,069  $11,451

11/96          $12,818          $12,079    $17,372                $11,387         $13,600  $11,907

12/96          $12,656          $11,967    $17,028                $11,433         $13,427  $11,753

1/97           $12,932          $12,004    $18,091                $11,478         $13,721  $11,342

2/97           $12,975          $12,034    $18,234                $11,524         $13,766  $11,528

3/97           $12,714          $11,901    $17,486                $11,570         $13,490  $11,570

4/97           $13,068          $12,079    $18,528                $11,618         $13,866  $11,631

5/97           $13,540          $12,194    $19,661                $11,667         $14,366  $12,388

6/97           $13,905          $12,339    $20,535                $11,714         $14,753  $13,071

7/97           $14,478          $12,672    $22,168                $11,765         $15,361  $13,282

8/97           $14,056          $12,564    $20,927                $11,815         $14,914  $12,290

9/97           $14,507          $12,749    $22,071                $11,864         $15,392  $12,978

10/97          $14,300          $12,934    $21,334                $11,915         $15,172  $11,980

11/97          $14,518          $12,993    $22,322                $11,965         $15,403  $11,858

12/97          $14,714          $13,125    $22,706                $12,016         $15,612  $11,961

1/98           $14,866          $13,293    $22,958                $12,068         $15,773  $12,508

2/98           $15,369          $13,282    $24,613                $12,115         $16,306  $13,311

3/98           $15,760          $13,327    $25,873                $12,167         $16,722  $13,721

4/98           $15,878          $13,397    $26,137                $12,217         $16,847  $13,829

5/98           $15,772          $13,524    $25,688                $12,268         $16,734  $13,762

6/98           $16,047          $13,639    $26,731                $12,319         $17,026  $13,866

7/98           $15,976          $13,667    $26,447                $12,370         $16,951  $14,006

8/98           $14,958          $13,890    $22,626                $12,422         $15,871  $12,271

9/98           $15,474          $14,215    $24,076                $12,473         $16,418  $11,894

10/98          $16,105          $14,140    $26,031                $12,529         $17,087  $13,133

11/98          $16,522          $14,220    $27,608                $12,582         $17,530  $13,806

12/98          $17,020          $14,263    $29,232                $12,631         $18,058  $14,350

1/99           $17,275          $14,364    $30,454                $12,679         $18,328  $14,307

2/99           $16,893          $14,113    $31,401                $12,721         $17,923  $13,966

3/99           $17,225          $14,191    $32,657                $12,768         $18,276  $14,549

4/99           $17,571          $14,236    $33,920                $12,814         $18,643  $15,138

5/99           $17,289          $14,111    $33,120                $12,860         $18,344  $14,358

6/99           $17,672          $14,066    $34,922                $12,905         $18,750  $14,918

7/99           $17,479          $14,007    $33,831                $12,954         $18,545  $15,361

8/99           $17,415          $14,000    $33,664                $13,005         $18,477  $15,418

9/99           $17,353          $14,162    $32,741                $13,055         $18,412  $15,574

10/99          $17,781          $14,214    $34,814                $13,108         $18,866  $16,158

11/99          $18,067          $14,213    $35,520                $13,160         $19,141  $16,719

12/99          $18,569          $14,145    $37,613                $13,217         $19,668  $18,220

1/00           $18,076          $14,098    $35,724                $13,273         $19,148  $17,063

2/00           $18,160          $14,269    $35,049                $13,328         $19,237  $17,522

3/00           $18,901          $14,457    $38,477                $13,388         $20,030  $18,202

4/00           $18,590          $14,415    $37,319                $13,448         $19,717  $17,244

5/00           $18,434          $14,408    $36,554                $13,513         $19,553  $16,824

6/00           $18,813          $14,707    $37,457                $13,577         $19,953  $17,481

7/00           $18,684          $14,841    $36,872                $13,647         $19,818  $16,749

8/00           $19,170          $15,056    $39,162                $13,716         $20,344  $16,895

9/00           $18,866          $15,151    $37,094                $13,784         $19,990  $16,072

10/00          $18,852          $15,251    $36,939                $13,854         $19,975  $15,693

11/00          $18,406          $15,501    $34,028                $13,922         $19,507  $15,104

12/00          $18,642          $15,790    $34,195                $13,993         $19,751  $15,640

1/01           $18,988          $16,049    $35,409                $14,060         $20,131  $15,633

2/01           $18,416          $16,188    $32,179                $14,116         $19,529  $14,460

3/01           $18,027          $16,269    $30,139                $14,174         $19,115  $13,496

4/01           $18,557          $16,201    $32,481                $14,226         $19,674  $14,434

5/01           $18,572          $16,298    $32,699                $14,275         $19,706  $13,924

6/01           $18,403          $16,360    $31,904                $14,318         $19,527  $13,355

7/01           $18,433          $16,727    $31,591                $14,359         $19,559  $13,112

8/01           $18,098          $16,919    $29,614                $14,398         $19,205  $12,780

OUTLOOK FUNDS                                                 SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO    LEHMAN BROTHERS   S&P 500   IMONEYNET ALL TAXABLE   WELLS FARGO     MSCI
           OUTLOOK         AGGREGATE     COMPOSITE       MONEY FUND           OUTLOOK       EAFE
        2020 - CLASS A    BOND INDEX       INDEX           AVERAGE         2020 - CLASS I   INDEX

3/1/94          $9,425          $10,000    $10,000                $10,000         $10,000  $10,000

3/94            $9,248           $9,753     $9,564                $10,024          $9,812   $9,569

4/94            $9,239           $9,675     $9,687                $10,049          $9,802   $9,975

5/94            $9,295           $9,674     $9,846                $10,078          $9,862   $9,918

6/94            $9,184           $9,653     $9,604                $10,108          $9,744  $10,058

7/94            $9,364           $9,845     $9,920                $10,140          $9,935  $10,154

8/94            $9,516           $9,857    $10,326                $10,173         $10,097  $10,395

9/94            $9,334           $9,712    $10,074                $10,209          $9,903  $10,067

10/94           $9,439           $9,703    $10,300                $10,245         $10,015  $10,403

11/94           $9,200           $9,682     $9,925                $10,285          $9,761   $9,902

12/94           $9,293           $9,748    $10,072                $10,328          $9,859   $9,965

1/95            $9,495           $9,941    $10,333                $10,373         $10,074   $9,582

2/95            $9,814          $10,178    $10,736                $10,420         $10,412   $9,554

3/95           $10,002          $10,240    $11,052                $10,468         $10,612  $10,150

4/95           $10,225          $10,384    $11,377                $10,516         $10,849  $10,532

5/95           $10,595          $10,785    $11,831                $10,564         $11,241  $10,407

6/95           $10,774          $10,864    $12,106                $10,613         $11,431  $10,225

7/95           $11,029          $10,840    $12,507                $10,660         $11,701  $10,862

8/95           $11,058          $10,971    $12,538                $10,707         $11,733  $10,448

9/95           $11,318          $11,078    $13,067                $10,754         $12,008  $10,652

10/95          $11,278          $11,222    $13,020                $10,800         $11,966  $10,365

11/95          $11,613          $11,390    $13,591                $10,848         $12,321  $10,653

12/95          $11,814          $11,550    $13,853                $10,895         $12,534  $11,083

1/96           $12,075          $11,626    $14,324                $10,940         $12,812  $11,128

2/96           $12,065          $11,424    $14,457                $10,985         $12,801  $11,166

3/96           $12,106          $11,344    $14,596                $11,029         $12,844  $11,403

4/96           $12,218          $11,280    $14,811                $11,073         $12,963  $11,734

5/96           $12,350          $11,257    $15,191                $11,118         $13,103  $11,518

6/96           $12,406          $11,408    $15,249                $11,162         $13,163  $11,583

7/96           $12,038          $11,439    $14,575                $11,207         $12,773  $11,245

8/96           $12,181          $11,420    $14,883                $11,251         $12,924  $11,269

9/96           $12,665          $11,618    $15,719                $11,296         $13,437  $11,569

10/96          $12,901          $11,876    $16,153                $11,342         $13,688  $11,451

11/96          $13,590          $12,079    $17,372                $11,387         $14,419  $11,907

12/96          $13,375          $11,967    $17,028                $11,433         $14,190  $11,753

1/97           $13,769          $12,004    $18,091                $11,478         $14,609  $11,342

2/97           $13,833          $12,034    $18,234                $11,524         $14,677  $11,528

3/97           $13,473          $11,901    $17,486                $11,570         $14,295  $11,570

4/97           $13,955          $12,079    $18,528                $11,618         $14,806  $11,631

5/97           $14,620          $12,194    $19,661                $11,667         $15,511  $12,388

6/97           $15,115          $12,339    $20,535                $11,714         $16,037  $13,071

7/97           $15,924          $12,672    $22,168                $11,765         $16,895  $13,282

8/97           $15,288          $12,564    $20,927                $11,815         $16,220  $12,290

9/97           $15,920          $12,749    $22,071                $11,864         $16,891  $12,978

10/97          $15,562          $12,934    $21,334                $11,915         $16,512  $11,980

11/97          $15,920          $12,993    $22,322                $11,965         $16,891  $11,858

12/97          $16,169          $13,125    $22,706                $12,016         $17,156  $11,961

1/98           $16,356          $13,293    $22,958                $12,068         $17,354  $12,508

2/98           $17,149          $13,282    $24,613                $12,115         $18,195  $13,311

3/98           $17,757          $13,327    $25,873                $12,167         $18,840  $13,721

4/98           $17,909          $13,397    $26,137                $12,217         $19,002  $13,829

5/98           $17,698          $13,524    $25,688                $12,268         $18,778  $13,762

6/98           $18,127          $13,639    $26,731                $12,319         $19,233  $13,866

7/98           $17,974          $13,667    $26,447                $12,370         $19,071  $14,006

8/98           $16,209          $13,890    $22,626                $12,422         $17,197  $12,271

9/98           $16,893          $14,215    $24,076                $12,473         $17,924  $11,894

10/98          $17,874          $14,140    $26,031                $12,529         $18,965  $13,133

11/98          $18,572          $14,220    $27,608                $12,582         $19,705  $13,806

12/98          $19,340          $14,263    $29,232                $12,631         $20,519  $14,350

1/99           $19,752          $14,364    $30,454                $12,679         $20,957  $14,307

2/99           $19,211          $14,113    $31,401                $12,721         $20,383  $13,966

3/99           $19,717          $14,191    $32,657                $12,768         $20,920  $14,549

4/99           $20,286          $14,236    $33,920                $12,814         $21,523  $15,138

5/99           $19,872          $14,111    $33,120                $12,860         $21,084  $14,358

6/99           $20,544          $14,066    $34,922                $12,905         $21,798  $14,918

7/99           $20,220          $14,007    $33,831                $12,954         $21,453  $15,361

8/99           $20,116          $14,000    $33,664                $13,005         $21,343  $15,418

9/99           $19,895          $14,162    $32,741                $13,055         $21,109  $15,574

10/99          $20,664          $14,214    $34,814                $13,108         $21,925  $16,158

11/99          $21,108          $14,213    $35,520                $13,160         $22,394  $16,719

12/99          $21,993          $14,145    $37,613                $13,217         $23,349  $18,220

1/00           $21,189          $14,098    $35,724                $13,273         $22,502  $17,063

2/00           $21,217          $14,269    $35,049                $13,328         $22,532  $17,522

3/00           $22,454          $14,457    $38,477                $13,388         $23,846  $18,202

4/00           $21,892          $14,415    $37,319                $13,448         $23,253  $17,244

5/00           $21,503          $14,408    $36,554                $13,513         $22,858  $16,824

6/00           $22,115          $14,707    $37,457                $13,577         $23,499  $17,481

7/00           $21,826          $14,841    $36,872                $13,647         $23,209  $16,749

8/00           $22,680          $15,056    $39,162                $13,716         $24,124  $16,895

9/00           $21,992          $15,151    $37,094                $13,784         $23,388  $16,072

10/00          $21,862          $15,251    $36,939                $13,854         $23,250  $15,693

11/00          $20,846          $15,501    $34,028                $13,922         $22,180  $15,104

12/00          $21,106          $15,790    $34,195                $13,993         $22,454  $15,640

1/01           $21,597          $16,049    $35,409                $14,060         $22,988  $15,633

2/01           $20,414          $16,188    $32,179                $14,116         $21,726  $14,460

3/01           $19,609          $16,269    $30,139                $14,174         $20,877  $13,496

4/01           $20,595          $16,201    $32,481                $14,226         $21,933  $14,434

5/01           $20,580          $16,298    $32,699                $14,275         $21,917  $13,924

6/01           $20,230          $16,360    $31,904                $14,318         $21,548  $13,355

7/01           $20,121          $16,727    $31,591                $14,359         $21,450  $13,112

8/01           $19,456          $16,919    $29,614                $14,398         $20,732  $12,780

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO    LEHMAN BROTHERS   S&P 500   IMONEYNET ALL   WELLS FARGO     MSCI
           OUTLOOK         AGGREGATE     COMPOSITE  TAXABLE MONEY     OUTLOOK       EAFE
        2030 CLASS - A    BOND INDEX       INDEX    FUND AVERAGE   2030 - CLASS I   INDEX

3/1/94          $9,425          $10,000    $10,000        $10,000         $10,000  $10,000

3/94            $9,144           $9,753     $9,564        $10,024          $9,702   $9,569

4/94            $9,144           $9,675     $9,687        $10,049          $9,702   $9,975

5/94            $9,210           $9,674     $9,846        $10,078          $9,772   $9,918

6/94            $9,044           $9,653     $9,604        $10,108          $9,595  $10,058

7/94            $9,262           $9,845     $9,920        $10,140          $9,827  $10,154

8/94            $9,500           $9,857    $10,326        $10,173         $10,079  $10,395

9/94            $9,284           $9,712    $10,074        $10,209          $9,851  $10,067

10/94           $9,418           $9,703    $10,300        $10,245          $9,993  $10,403

11/94           $9,150           $9,682     $9,925        $10,285          $9,708   $9,902

12/94           $9,265           $9,748    $10,072        $10,328          $9,830   $9,965

1/95            $9,477           $9,941    $10,333        $10,373         $10,055   $9,582

2/95            $9,805          $10,178    $10,736        $10,420         $10,403   $9,554

3/95           $10,020          $10,240    $11,052        $10,468         $10,632  $10,150

4/95           $10,273          $10,384    $11,377        $10,516         $10,899  $10,532

5/95           $10,709          $10,785    $11,831        $10,564         $11,362  $10,407

6/95           $10,915          $10,864    $12,106        $10,613         $11,581  $10,225

7/95           $11,198          $10,840    $12,507        $10,660         $11,881  $10,862

8/95           $11,227          $10,971    $12,538        $10,707         $11,912  $10,448

9/95           $11,541          $11,078    $13,067        $10,754         $12,245  $10,652

10/95          $11,482          $11,222    $13,020        $10,800         $12,182  $10,365

11/95          $11,874          $11,390    $13,591        $10,848         $12,598  $10,653

12/95          $12,114          $11,550    $13,853        $10,895         $12,853  $11,083

1/96           $12,406          $11,626    $14,324        $10,940         $13,163  $11,128

2/96           $12,406          $11,424    $14,457        $10,985         $13,163  $11,166

3/96           $12,461          $11,344    $14,596        $11,029         $13,221  $11,403

4/96           $12,622          $11,280    $14,811        $11,073         $13,392  $11,734

5/96           $12,784          $11,257    $15,191        $11,118         $13,564  $11,518

6/96           $12,829          $11,408    $15,249        $11,162         $13,611  $11,583

7/96           $12,381          $11,439    $14,575        $11,207         $13,136  $11,245

8/96           $12,544          $11,420    $14,883        $11,251         $13,309  $11,269

9/96           $13,114          $11,618    $15,719        $11,296         $13,913  $11,569

10/96          $13,379          $11,876    $16,153        $11,342         $14,195  $11,451

11/96          $14,228          $12,079    $17,372        $11,387         $15,096  $11,907

12/96          $13,971          $11,967    $17,028        $11,433         $14,823  $11,753

1/97           $14,443          $12,004    $18,091        $11,478         $15,324  $11,342

2/97           $14,517          $12,034    $18,234        $11,524         $15,402  $11,528

3/97           $14,082          $11,901    $17,486        $11,570         $14,940  $11,570

4/97           $14,661          $12,079    $18,528        $11,618         $15,555  $11,631

5/97           $15,462          $12,194    $19,661        $11,667         $16,405  $12,388

6/97           $16,077          $12,339    $20,535        $11,714         $17,057  $13,071

7/97           $17,083          $12,672    $22,168        $11,765         $18,125  $13,282

8/97           $16,246          $12,564    $20,927        $11,815         $17,237  $12,290

9/97           $17,053          $12,749    $22,071        $11,864         $18,093  $12,978

10/97          $16,574          $12,934    $21,334        $11,915         $17,585  $11,980

11/97          $17,032          $12,993    $22,322        $11,965         $18,070  $11,858

12/97          $17,344          $13,125    $22,706        $12,016         $18,402  $11,961

1/98           $17,535          $13,293    $22,958        $12,068         $18,605  $12,508

2/98           $18,582          $13,282    $24,613        $12,115         $19,715  $13,311

3/98           $19,374          $13,327    $25,873        $12,167         $20,556  $13,721

4/98           $19,555          $13,397    $26,137        $12,217         $20,748  $13,829

5/98           $19,273          $13,524    $25,688        $12,268         $20,449  $13,762

6/98           $19,832          $13,639    $26,731        $12,319         $21,041  $13,866

7/98           $19,617          $13,667    $26,447        $12,370         $20,813  $14,006

8/98           $17,204          $13,890    $22,626        $12,422         $18,254  $12,271

9/98           $18,002          $14,215    $24,076        $12,473         $19,100  $11,894

10/98          $19,285          $14,140    $26,031        $12,529         $20,462  $13,133

11/98          $20,217          $14,220    $27,608        $12,582         $21,450  $13,806

12/98          $21,229          $14,263    $29,232        $12,631         $22,524  $14,350

1/99           $21,756          $14,364    $30,454        $12,679         $23,083  $14,307

2/99           $21,045          $14,113    $31,401        $12,721         $22,329  $13,966

3/99           $21,689          $14,191    $32,657        $12,768         $23,012  $14,549

4/99           $22,439          $14,236    $33,920        $12,814         $23,808  $15,138

5/99           $21,910          $14,111    $33,120        $12,860         $23,247  $14,358

6/99           $22,794          $14,066    $34,922        $12,905         $24,185  $14,918

7/99           $22,326          $14,007    $33,831        $12,954         $23,688  $15,361

8/99           $22,153          $14,000    $33,664        $13,005         $23,505  $15,418

9/99           $21,821          $14,162    $32,741        $13,055         $23,152  $15,574

10/99          $22,847          $14,214    $34,814        $13,108         $24,240  $16,158

11/99          $23,464          $14,213    $35,520        $13,160         $24,867  $16,719

12/99          $24,723          $14,145    $37,613        $13,217         $26,202  $18,220

1/00           $23,647          $14,098    $35,724        $13,273         $25,068  $17,063

2/00           $23,703          $14,269    $35,049        $13,328         $25,142  $17,522

3/00           $25,358          $14,457    $38,477        $13,388         $26,884  $18,202

4/00           $24,602          $14,415    $37,319        $13,448         $26,102  $17,244

5/00           $24,042          $14,408    $36,554        $13,513         $25,511  $16,824

6/00           $24,857          $14,707    $37,457        $13,577         $26,382  $17,481

7/00           $24,478          $14,841    $36,872        $13,647         $25,982  $16,749

8/00           $25,630          $15,056    $39,162        $13,716         $27,210  $16,895

9/00           $24,534          $15,151    $37,094        $13,784         $26,056  $16,072

10/00          $24,365          $15,251    $36,939        $13,854         $25,878  $15,693

11/00          $22,945          $15,501    $34,028        $13,922         $24,382  $15,104

12/00          $23,241          $15,790    $34,195        $13,993         $24,697  $15,640

1/01           $23,844          $16,049    $35,409        $14,060         $25,348  $15,633

2/01           $22,213          $16,188    $32,179        $14,116         $23,613  $14,460

3/01           $21,090          $16,269    $30,139        $14,174         $22,416  $13,496

4/01           $22,371          $16,201    $32,481        $14,226         $23,798  $14,434

5/01           $22,327          $16,298    $32,699        $14,275         $23,752  $13,924

6/01           $21,869          $16,360    $31,904        $14,318         $23,255  $13,355

7/01           $21,662          $16,727    $31,591        $14,359         $23,037  $13,112

8/01           $20,732          $16,919    $29,614        $14,398         $22,055  $12,780

SEMI-ANNUAL REPORT                                                 OUTLOOK FUNDS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO    LEHMAN BROTHERS   S&P 500   IMONEYNET ALL TAXABLE   WELLS FARGO     MSCI
           OUTLOOK         AGGREGATE     COMPOSITE       MONEY FUND           OUTLOOK       EAFE
        2040 - CLASS A    BOND INDEX       INDEX           AVERAGE         2040 - CLASS I   INDEX

3/1/94          $9,425          $10,000    $10,000                $10,000         $10,000  $10,000

3/94            $9,084           $9,753     $9,564                $10,024          $9,638   $9,569

4/94            $9,159           $9,675     $9,687                $10,049          $9,718   $9,975

5/94            $9,263           $9,674     $9,846                $10,078          $9,828   $9,918

6/94            $9,056           $9,653     $9,604                $10,108          $9,609  $10,058

7/94            $9,303           $9,845     $9,920                $10,140          $9,870  $10,154

8/94            $9,615           $9,857    $10,326                $10,173         $10,202  $10,395

9/94            $9,391           $9,712    $10,074                $10,209          $9,964  $10,067

10/94           $9,534           $9,703    $10,300                $10,245         $10,116  $10,403

11/94           $9,230           $9,682     $9,925                $10,285          $9,793   $9,902

12/94           $9,356           $9,748    $10,072                $10,328          $9,927   $9,965

1/95            $9,567           $9,941    $10,333                $10,373         $10,150   $9,582

2/95            $9,921          $10,178    $10,736                $10,420         $10,526   $9,554

3/95           $10,175          $10,240    $11,052                $10,468         $10,796  $10,150

4/95           $10,425          $10,384    $11,377                $10,516         $11,061  $10,532

5/95           $10,838          $10,785    $11,831                $10,564         $11,500  $10,407

6/95           $11,084          $10,864    $12,106                $10,613         $11,761  $10,225

7/95           $11,441          $10,840    $12,507                $10,660         $12,139  $10,862

8/95           $11,441          $10,971    $12,538                $10,707         $12,139  $10,448

9/95           $11,795          $11,078    $13,067                $10,754         $12,514  $10,652

10/95          $11,698          $11,222    $13,020                $10,800         $12,411  $10,365

11/95          $12,124          $11,390    $13,591                $10,848         $12,863  $10,653

12/95          $12,370          $11,550    $13,853                $10,895         $13,125  $11,083

1/96           $12,719          $11,626    $14,324                $10,940         $13,495  $11,128

2/96           $12,788          $11,424    $14,457                $10,985         $13,568  $11,166

3/96           $12,870          $11,344    $14,596                $11,029         $13,655  $11,403

4/96           $13,101          $11,280    $14,811                $11,073         $13,900  $11,734

5/96           $13,332          $11,257    $15,191                $11,118         $14,145  $11,518

6/96           $13,377          $11,408    $15,249                $11,162         $14,193  $11,583

7/96           $12,844          $11,439    $14,575                $11,207         $13,627  $11,245

8/96           $13,045          $11,420    $14,883                $11,251         $13,841  $11,269

9/96           $13,704          $11,618    $15,719                $11,296         $14,540  $11,569

10/96          $13,957          $11,876    $16,153                $11,342         $14,808  $11,451

11/96          $14,916          $12,079    $17,372                $11,387         $15,826  $11,907

12/96          $14,647          $11,967    $17,028                $11,433         $15,541  $11,753

1/97           $15,262          $12,004    $18,091                $11,478         $16,193  $11,342

2/97           $15,368          $12,034    $18,234                $11,524         $16,305  $11,528

3/97           $14,858          $11,901    $17,486                $11,570         $15,765  $11,570

4/97           $15,549          $12,079    $18,528                $11,618         $16,498  $11,631

5/97           $16,538          $12,194    $19,661                $11,667         $17,546  $12,388

6/97           $17,261          $12,339    $20,535                $11,714         $18,313  $13,071

7/97           $18,401          $12,672    $22,168                $11,765         $19,524  $13,282

8/97           $17,399          $12,564    $20,927                $11,815         $18,460  $12,290

9/97           $18,333          $12,749    $22,071                $11,864         $19,451  $12,978

10/97          $17,649          $12,934    $21,334                $11,915         $18,726  $11,980

11/97          $18,205          $12,993    $22,322                $11,965         $19,315  $11,858

12/97          $18,527          $13,125    $22,706                $12,016         $19,657  $11,961

1/98           $18,762          $13,293    $22,958                $12,068         $19,907  $12,508

2/98           $20,080          $13,282    $24,613                $12,115         $21,305  $13,311

3/98           $21,091          $13,327    $25,873                $12,167         $22,377  $13,721

4/98           $21,303          $13,397    $26,137                $12,217         $22,602  $13,829

5/98           $20,879          $13,524    $25,688                $12,268         $22,152  $13,762

6/98           $21,592          $13,639    $26,731                $12,319         $22,909  $13,866

7/98           $21,356          $13,667    $26,447                $12,370         $22,659  $14,006

8/98           $18,123          $13,890    $22,626                $12,422         $19,229  $12,271

9/98           $19,081          $14,215    $24,076                $12,473         $20,245  $11,894

10/98          $20,687          $14,140    $26,031                $12,529         $21,949  $13,133

11/98          $21,868          $14,220    $27,608                $12,582         $23,201  $13,806

12/98          $23,191          $14,263    $29,232                $12,631         $24,606  $14,350

1/99           $23,863          $14,364    $30,454                $12,679         $25,318  $14,307

2/99           $23,088          $14,113    $31,401                $12,721         $24,496  $13,966

3/99           $23,939          $14,191    $32,657                $12,768         $25,399  $14,549

4/99           $24,870          $14,236    $33,920                $12,814         $26,387  $15,138

5/99           $24,236          $14,111    $33,120                $12,860         $25,715  $14,358

6/99           $25,439          $14,066    $34,922                $12,905         $26,991  $14,918

7/99           $24,818          $14,007    $33,831                $12,954         $26,332  $15,361

8/99           $24,610          $14,000    $33,664                $13,005         $26,112  $15,418

9/99           $24,144          $14,162    $32,741                $13,055         $25,617  $15,574

10/99          $25,517          $14,214    $34,814                $13,108         $27,073  $16,158

11/99          $26,333          $14,213    $35,520                $13,160         $27,922  $16,719

12/99          $28,066          $14,145    $37,613                $13,217         $29,767  $18,220

1/00           $26,659          $14,098    $35,724                $13,273         $28,296  $17,063

2/00           $26,701          $14,269    $35,049                $13,328         $28,341  $17,522

3/00           $28,768          $14,457    $38,477                $13,388         $30,548  $18,202

4/00           $27,716          $14,415    $37,319                $13,448         $29,452  $17,244

5/00           $26,920          $14,408    $36,554                $13,513         $28,611  $16,824

6/00           $27,986          $14,707    $37,457                $13,577         $29,763  $17,481

7/00           $27,402          $14,841    $36,872                $13,647         $29,132  $16,749

8/00           $28,897          $15,056    $39,162                $13,716         $30,741  $16,895

9/00           $27,359          $15,151    $37,094                $13,784         $29,117  $16,072

10/00          $27,046          $15,251    $36,939                $13,854         $28,771  $15,693

11/00          $24,995          $15,501    $34,028                $13,922         $26,605  $15,104

12/00          $25,256          $15,790    $34,195                $13,993         $26,881  $15,640

1/01           $26,006          $16,049    $35,409                $14,060         $27,689  $15,633

2/01           $23,739          $16,188    $32,179                $14,116         $25,281  $14,460

3/01           $22,223          $16,269    $30,139                $14,174         $23,681  $13,496

4/01           $23,892          $16,201    $32,481                $14,226         $25,459  $14,434

5/01           $23,862          $16,298    $32,699                $14,275         $25,426  $13,924

6/01           $23,249          $16,360    $31,904                $14,318         $24,796  $13,355

7/01           $22,866          $16,727    $31,591                $14,359         $24,392  $13,112

8/01           $21,641          $16,919    $29,614                $14,398         $23,083  $12,780

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Funds' administrator has committed through June 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds' returns would have been lower.
Performance shown for Class A, Class B and Class C shares of each ofthe Wells Fargo Outlook Funds (formerly LifePath Funds) for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the Outlook Today Fund (formerly LifePath Opportunity Fund) for periods prior to August 3, 1998 reflects the performance of the Class A shares of the Outlook Today Fund adjusted to reflect the Class B shares contingent- deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other Outlook Funds for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding Outlook Funds adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the Outlook 2040 Fund (formerly LifePath 2040
Fund) for periods prior to July 1, 1998 reflects the performance of the Class B shares of the Outlook 2040 Fund adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other Outlook Funds for periods prior to December 1, 1998 reflects the performance of the Class B shares of the corresponding Outlook Funds adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each of the Wells Fargo Outlook Funds for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum CDSC for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(3) The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.
(4) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(5) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any Fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(6) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.
(7)  Portfolio holdings are subject to change.
(8)  The charts compare the performance of the Wells Fargo Outlook Funds
Class A and Institutional Class shares since inception with the S&P 500 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE and the iMoneyNet All Taxable Money Fund Average. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

WELLS FARGO OUTLOOK TODAY FUND        PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK
PERCENT OF NET ASSETS                                      22.29%
AGRICULTURAL PRODUCTION-CROPS
PERCENT OF NET ASSETS                                       0.02%
ALICO INCORPORATED                               385  $    10,973
                                                      -----------
AMUSEMENT & RECREATION SERVICES
PERCENT OF NET ASSETS                                       0.02%
HARRAH'S ENTERTAINMENT INCORPORATED+             224  $     6,402
HOLLYWOOD MEDIA CORPORATION+                     707        3,740
PENN NATIONAL GAMING INCORPORATED+               385        7,046
                                                      -----------
                                                      $    17,188
APPAREL & ACCESSORY STORES
PERCENT OF NET ASSETS                                       0.07%
GAP INCORPORATED                                 744  $    14,620
KOHL'S CORPORATION+                              394       21,867
LIMITED INCORPORATED                             512        7,219
NORDSTROM INCORPORATED                           266        5,333
                                                      -----------
                                                      $    49,039
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS
PERCENT OF NET ASSETS                                       0.09%
BENETTON GROUP SPA ADR                         1,554  $    42,191
CUTTER & BUCK INCORPORATED+                    1,028        5,284
DONNA KARAN INTERNATIONAL INCORPORATED+          514        5,454
LIZ CLAIBORNE INCORPORATED                       116        6,084
WESTPOINT STEVENS INCORPORATED+                1,028        2,375
                                                      -----------
                                                      $    61,388
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
PERCENT OF NET ASSETS                                       0.02%
AUTOZONE INCORPORATED+                            81  $     3,742
MARINEMAX INCORPORATED+                          642        5,329
UNITED AUTO GROUP INCORPORATED+                  321        6,404
                                                      -----------
                                                      $    15,475
AUTOMOTIVE REPAIR SERVICES & PARKING
PERCENT OF NET ASSETS                                       0.03%
RYDER SYSTEM INCORPORATED                      1,046  $    23,629
                                                      -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS
PERCENT OF NET ASSETS                                       0.09%
CENTEX CORPORATION                               131  $     5,738
KB HOME                                          674       21,817
PULTE HOMES INCORPORATED                       1,021       38,645
                                                      -----------
                                                      $    66,200
SECURITY NAME                               SHARES       VALUE
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS
PERCENT OF NET ASSETS                                       0.21%
CENTRAL GARDEN & PET COMPANY+                  3,404  $    31,113
HOME DEPOT INCORPORATED                        1,734       79,677
LOWE'S COMPANIES INCORPORATED                    776       28,867
SHERWIN-WILLIAMS COMPANY                         245        5,549
                                                      -----------
                                                      $   145,206
BUSINESS SERVICES
PERCENT OF NET ASSETS                                       1.47%
ACTUATE CORPORATION+                             450  $     3,103
ADECCO SA ADR                                  1,862       22,642
ADOBE SYSTEMS INCORPORATED                       545       18,313
AOL TIME WARNER INCORPORATED+                  5,444      203,333
ARBITRON INCORPORATED+                           217        6,391
AUTOMATIC DATA PROCESSING INCORPORATED           519       26,863
BMC SOFTWARE INCORPORATED+                       365        5,840
BROADVISION INCORPORATED+                        707          912
CENDANT CORPORATION+                           1,526       29,098
CENTRA SOFTWARE INCORPORATED+                    321        3,162
CLARENT CORPORATION+                             450        2,417
COGNIZANT TECHNOLOGY SOLUTIONS
  CORPORATION+                                   321       13,575
COMPUTER ASSOCIATES INTERNATIONAL
  INCORPORATED                                   620       19,251
COMPUTER SCIENCES CORPORATION+                   213        8,009
COMPUTER TASK GROUP INCORPORATED+                707        1,902
COMPUWARE CORPORATION+                           739        9,023
DATASTREAM SYSTEMS INCORPORATED+                 707        3,535
DELUXE CORPORATION                               170        5,579
DIGIMARC CORPORATION+                            193        2,625
DOCUMENTUM INCORPORATED+                         450        6,615
DYNAMICS RESEARCH CORPORATION+                   835        9,644
ELECTRO RENT CORPORATION+                        514        7,813
ELECTRONIC DATA SYSTEMS CORPORATION              487       28,723
ENTERASYS NETWORKS INCORPORATED+                 563        5,714
EQUIFAX INCORPORATED                             136        3,540
EXE TECHNOLOGIES INCORPORATED+                   450        1,710
FALCONSTOR SOFTWARE INCORPORATED+                642        6,099
FIRST DATA CORPORATION                           413       27,196

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)       WELLS FARGO OUTLOOK
TODAY FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
GERBER SCIENTIFIC INCORPORATED+                  964  $    10,122
GLOBIX CORPORATION+                              450          383
GOTO.COM INCORPORATED+                           321        6,340
HOTEL RESERVATIONS NETWORK INCORPORATED+         193        8,029
ICT GROUP INCORPORATED+                          450        5,643
IMS HEALTH INCORPORATED                          315        8,385
INNODATA CORPORATION+                            707        1,732
INNOTRAC CORPORATION+                            964        6,468
INTERPUBLIC GROUP OF COMPANIES
  INCORPORATED                                   242        6,553
MAPINFO CORPORATION+                             257        2,493
MICROSOFT CORPORATION+                         4,450      253,873
NCR CORPORATION+                                 168        6,359
NETEGRITY INCORPORATED+                          193        3,416
NETIQ CORPORATION+                               123        3,961
NOVELL INCORPORATED+                             723        3,290
OMNICOM GROUP INCORPORATED                       136       10,579
ORACLE CORPORATION+                            4,422       53,993
RADISYS CORPORATION+                             257        4,271
REUTERS GROUP PLC ADR+                           491       33,241
S1 CORPORATION+                                  642        7,428
SAP AG ADR                                       809       27,902
SIEBEL SYSTEMS INCORPORATED+                     578       12,485
SKILSOFT CORPORATION+                            128        3,584
STAFF LEASING INCORPORATED                       129          446
SUN MICROSYSTEMS INCORPORATED+                 2,734       31,304
SYNPLICITY INCORPORATED+                         193        1,341
UNISYS CORPORATION+                              668        7,896
VASCO DATA SECURITY INTERNATIONAL
  INCORPORATED+                                  899        1,753
VASTERA INCORPORATED+                            321        3,213
VENTIV HEALTH INCORPORATED+                      578        6,040
VERTITAS SOFTWARE CORPORATION+                   576       16,543
WEBEX COMMUNICATIONS INCORPORATED+               385        6,649
XCARE.NET INCORPORATED+                          385  $     6,318
YAHOO INCORPORATED+                              604        7,163
                                                      -----------
                                                      $ 1,051,823
CHEMICALS & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                       2.64%
ABBOTT LABORATORIES                            1,158  $    57,551
ADVANCED TISSUE SCIENCES INCORPORATED+           771        3,893
AKZO NOBLE NV ADR                                848       37,982
ALBERTO CULVER COMPANY                           830       35,748
AMERICAN HOME PRODUCTS CORPORATION             1,024       57,344
AMGEN INCORPORATED+                              879       56,520
ASTRAZENECA GROUP PLC ADR                      1,698       82,353
SECURITY NAME                               SHARES       VALUE
AVENTIS SA ADR                                 1,653  $   120,669
AVERY DENNISON CORPORATION                        45        2,313
AVON PRODUCTS INCORPORATED                       289       13,332
BIOGEN INCORPORATED+                             190       11,468
BRISTOL-MYERS SQUIBB COMPANY                   1,476       82,863
CELLEGY PHARMACEUTICALS INCORPORATED+          1,349        7,824
CLOROX COMPANY                                   421       15,682
COLGATE-PALMOLIVE COMPANY                        506       27,400
CORVAS INTERNATIONAL INCORPORATED+               771        6,006
DU PONT (EI) DE NEMOURS & COMPANY                886       36,299
DURAMED PHARMACEUTICALS INCORPORATED+            642       13,482
EASTMAN CHEMICAL COMPANY                         651       25,252
ECOLAB INCORPORATED                              182        7,295
ELI LILLY & COMPANY                              844       65,520
GENELABS TECHNOLOGIES INCORPORATED+              450          621
GENZYME MOLECULAR ONCOLOGY+                      642        6,356
GEORGIA GULF CORPORATION                       1,308       21,739
GLAXOSMITHKLINE PLC ADR+                       4,384      232,133
GREAT LAKES CHEMICAL CORPORATION                  43        1,073
HYSEQ INCORPORATED+                              385        2,849
ILEX ONCOLOGY INCORPORATED+                      321        9,614
INKINE PHARMACEUTICAL COMPANY+                   514        1,485
INTERNATIONAL FLAVORS & FRAGRANCES
  INCORPORATED                                   164        4,945
KOS PHARMACEUTICALS INCORPORATED+                385       13,290
LA JOLLA PHARMACEUTICAL+                         835        5,636
MERCK & COMPANY INCORPORATED                   1,751      113,990
MGI PHARMA INCORPORATED+                         578        6,878
MISSISSIPPI CHEMICAL CORPORATION+              4,175       13,360
NAPRO BIOTHERAPEUTICS+                           642        5,939
NOVO NORDISK ADR                               4,515      187,824
ORASURE TECHNOLOGIES INCORPORATED+               707        9,198
ORPHAN MEDICAL INCORPORATED+                     578        5,260
PENWEST PHARMACEUTICALS COMPANY+                 450        8,231
PFIZER INCORPORATED                            5,321      203,848
PHARMACEUTICALS RESOURCES INCORPORATED+          578       20,230
PHARMACIA CORPORATION                          1,024       40,550

WELLS FARGO OUTLOOK TODAY FUND        PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
PROCTER & GAMBLE COMPANY                       1,000  $    74,150
SCHERING-PLOUGH CORPORATION                    1,195       45,565
SIGMA ALDRICH                                    268       12,223
SULZER MEDICA ADR                              1,021        7,658
TEXAS BIOTECHNOLOGY CORPORATION+                 771        5,783
TWINLAB CORPORATION+                             707        1,216
UNIFI INCORPORATED+                            2,292       22,485
VAXGEN INCORPORATED+                             385        4,659
VERTEX PHARMACEUTICALS INCORPORATED+             199        7,341
WATSON PHARMACEUTICALS INCORPORATED+             315       17,672
WR GRACE & COMPANY+                            1,505        2,438
ZIMMER HOLDINGS INCORPORATED+                    147        3,998
                                                      -----------
                                                      $ 1,887,033
COMMUNICATIONS
PERCENT OF NET ASSETS                                       1.61%
ALLTEL CORPORATION                               288  $    16,704
AT&T CORPORATION                               3,887       74,008
AT&T WIRELESS SERVICES+                        1,250       19,375
AVAYA INCORPORATED+                              561        6,373
BEASLEY BROADCAST GROUP+                         771        9,984
BELLSOUTH CORPORATION                          2,016       75,197
BRITISH SKY BROADCASTING PLC ADR+                435       29,754
BRITISH TELECOMMUNICATIONS ADR                   992       62,109
CENTURYTEL INCORPORATED                          193        6,765
CERTEGY INCORPORATED+                             68        2,336
CHOICE ONE COMMUNICATIONS INCORPORATED+          450        2,052
CLEAR CHANNEL COMMUNICATIONS
  INCORPORATED+                                  663       33,329
COMCAST CORPORATION CLASS A+                   1,028       37,656
DEUTSCHE TELEKOM ADR                           2,560       39,808
FRANCE TELECOM SA ADR                            462       15,223
GENERAL COMMUNICATIONS INCORPORATED+             771        8,335
GLOBAL CROSSING LIMITED+                       1,222        5,169
GRAY COMMUNICATIONS SYSTEM INCORPORATED          514        8,275
ITC DELTACOM INCORPORATED+                       835        1,344
LYNCH INTERACTIVE CORPORATION+                   128        8,320
NEXTEL COMMUNICATIONS INCORPORATED+              755        9,120
NIPPON TELEGRAPH & TELEPHONE ADR               1,229       27,763
PENTASTAR COMMUNICATIONS INCORPORATED+           385        5,679
SECURITY NAME                               SHARES       VALUE
QWEST COMMUNICATIONS INTERNATIONAL
  INCORPORATED                                 2,049  $    44,054
SBC COMMUNICATIONS INCORPORATED                4,322      176,813
SPRINT CORPORATION (FON GROUP)                   809       18,882
SPRINT CORPORATION (PCS GROUP)+                1,005       25,105
TELE DANMARK CORPORATION ADR                   2,234       39,989
TELECOM CORPORATION OF NEW ZEALAND
  LIMITED ADR                                    699       12,323
TELEFONICA SA ADR+                             1,207       42,547
TIVO INCORPORATED+                               514        2,986
VERIZON COMMUNICATIONS INCORPORATED            3,018      150,900
VODAFONE GROUP PLC ADR                         4,843       97,586
WILLIAMS COMMUNICATIONS GROUP
  INCORPORATED+                                  238          393
WORLDCOM GROUP+                                3,207       41,242
                                                      -----------
                                                      $ 1,157,498
DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                       2.58%
ABN AMRO HOLDING NV ADR                        2,907  $    53,489
ALLIED IRISH BANKS PLC ADR                     3,685       82,360
AMSOUTH BANCORP                                  511        9,719
BANCO BILBAO VIZCAYA ARGENTARI ADR             2,832       36,958
BANCO COMERCIAL PORTUGUES ADR+                   952       18,921
BANCO SANTANDER CENTER ADR                     8,121       74,307
BANK OF AMERICA CORPORATION                    1,913      117,650
BANK OF NEW YORK COMPANY INCORPORATED            692       27,472
BANK ONE CORPORATION                           1,334       46,276
BANKUNITED FINANCIAL CORPORATION+              1,606       20,332
BARCLAYS PLC ADR                                 552       69,000
BB&T CORPORATION                                 748       27,511
CENTRAL COAST BANCORP+                           482        9,997
CITIGROUP INCORPORATED                         6,207      283,970
COMERICA INCORPORATED                            189       11,293
FIFTH THIRD BANCORP                              635       37,021
FIRST UNION CORPORATION+                       1,000       34,420
FIRSTFED AMERICA BANCORP                         578       10,352
FLEETBOSTON FINANCIAL CORPORATION              1,413       52,041
GA FINANCIAL INCORPORATED                        963       15,504
GOLDEN WEST FINANCIAL CORPORATION                425       24,595
HAMILTON BANCORP INCORPORATED+                 1,927        6,648
HSBC HOLDINGS PLC ADR                            507       30,136

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)       WELLS FARGO OUTLOOK
TODAY FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
HUNTINGTON BANCSHARES INCORPORATED               211  $     3,836
ITLA CAPITAL CORPORATION+                        578       10,462
J P MORGAN CHASE & COMPANY                     2,563      100,982
MELLON FINANCIAL CORPORATION                     568       20,022
NATIONAL AUSTRALIA BANK ADR                      805       71,355
NORTHERN TRUST CORPORATION                       217       12,304
PNC FINANCIAL SERVICES GROUP
  INCORPORATED                                   333       22,174
REGIONS FINANCIAL CORPORATION                    880       25,872
SAN PAOLO IMI SPA ADR                          1,972       49,399
SOUTHTRUST CORPORATION                           560       13,642
STATE STREET CORPORATION                         263       12,771
SUN BANCORP INCORPORATED+                        944       12,319
SUNTRUST BANKS INCORPORATED                      281       19,192
SYNOVUS FINANCIAL CORPORATION                    448       13,798
TROY FINANCIAL CORPORATION                       771       16,623
UNION PLANTERS CORPORATION                       111        4,940
US BANCORP                                     2,648       64,188
USB HOLDING COMPANY INCORPORATED                 707       10,393
WACHOVIA CORPORATION                             310       21,592
WASHINGTON MUTUAL INCORPORATED                 1,100       41,184
WELLS FARGO & COMPANY{::}                      2,132       98,093
WESTPAC BANKING CORPORATION ADR                1,134       41,788
WINTRUST FINANICAL CORPORATION                   514       16,191
WSFS FINANCIAL CORPORATION                     1,863       33,925
YARDVILLE NATIONAL BANCORP                       899       12,496
                                                      -----------
                                                      $ 1,849,513
EATING & DRINKING PLACES
PERCENT OF NET ASSETS                                       0.16%
DARDEN RESTAURANTS INCORPORATED                  186  $     5,323
MCDONALD'S CORPORATION                         1,616       48,528
RUBY TUESDAY INCORPORATED                      2,998       54,564
WENDY'S INTERNATIONAL INCORPORATED               148        4,202
                                                      -----------
                                                      $   112,617
EDUCATIONAL SERVICES
PERCENT OF NET ASSETS                                       0.00%
PROSOFTTRAINING.COM+                             386  $       398
                                                      -----------
ELECTRIC GAS & SANITARY SERVICES
PERCENT OF NET ASSETS                                       0.74%
AES CORPORATION+                                 878  $    29,079
ALLIED WASTE INDUSTRIES INCORPORATED+          1,156       20,958
SECURITY NAME                               SHARES       VALUE
AMEREN CORPORATION                               121  $     4,991
AMERICAN ELECTRIC POWER COMPANY                   24        1,098
AMERICAN STATES WATER COMPANIES                  257        9,727
CINERGY CORPORATION                              101        3,252
CMS ENERGY CORPORATION                            64        1,501
CONSOLIDATED EDISON INCORPORATED                 164        6,708
CONSTELLATION ENERGY GROUP                       107        3,212
DOMINION RESOURCES INCORPORATED                1,763      110,981
DTE ENERGY COMPANY                               134        5,801
DUKE ENERGY CORPORATION                          759       29,836
EDISON INTERNATIONAL+                            152        2,069
EL PASO CORPORATION                              656       31,875
ENTERGY CORPORATION                              161        6,202
EXELON CORPORATION                               221       12,067
FIRSTENERGY CORPORATION                          167        5,493
FPL GROUP INCORPORATED                           136        7,392
GPU INCORPORATED                                  78        2,978
MARKWEST HYDROCARBON INCORPORATED+               835        6,680
MIRANT CORPORATION+                              257        7,363
NIAGARA MOHAWK HOLDINGS INCORPORATED+          1,266       22,079
NICOR INCORPORATED                             1,120       43,411
NISOURCE INCORPORATED                            107        2,697
PACIFIC GAS & ELECTRIC COMPANY+                  222        3,641
PEOPLE'S ENERGY CORPORATION                    2,218       87,167
PROGRESS ENERGY INCORPORATED                      92        3,835
PUBLIC SERVICE ENTERPRISE GROUP
  INCORPORATED                                   134        6,204
RELIANT ENERGY INCORPORATED                      215        6,463
SEMPRA ENERGY                                     95        2,574
SOUTH JERSEY INDUSTRIES INCORPORATED             128        4,179
SOUTHERN COMPANY                                 485       11,237
SOUTHWESTERN ENERGY COMPANY+                     450        5,625
WILLIAMS COMPANIES INCORPORATED                  482       15,689
XCEL ENERGY INCORPORATED                         157        4,302
                                                      -----------
                                                      $   528,366
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT
COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                       1.89%
ADC TELECOMMUNICATIONS INCORPORATED+           1,226  $     5,358
ADVANCED MICRO DEVICES INCORPORATED+             552        7,480
ALCATEL ADR                                    2,723       42,479
ALTERA CORPORATION+                              501       14,228

WELLS FARGO OUTLOOK TODAY FUND        PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
ANALOG DEVICES INCORPORATED+                     438  $    20,928
ANDREW CORPORATION+                              507       10,312
APPLIED MICRO CIRCUITS CORPORATION+              514        7,335
BMC INDUSTRIES INCORPORATED                    1,285        5,911
BOLDER TECHNOLOGIES INCORPORATED+                129            0
BROADCOM CORPORATION+                            321       10,320
CANON INCORPORATED ADR                           668       20,321
CATAPULT COMMUNICATIONS CORPORATION+             321        5,826
CELERITEK INCORPORATED+                          450        6,863
CHANNELL COMMERCIAL CORPORATION+                 835        3,925
CHARTERED SEMICONDUCTOR MANUFACTURING
  ADR+                                           347        9,296
COMVERSE TECHNOLOGY INCORPORATED+                193        4,852
CUBIC CORPORATION                                193        5,501
ELANTEC SEMICONDUCTOR INCORPORATED+              321       12,198
EMCORE CORPORATION+                              193        2,926
EVANS & SUTHERLAND COMPUTER CORPORATION+         707        5,691
GENERAL ELECTRIC COMPANY                       8,005      328,045
HARMONIC INCORPORATED+                           835       12,525
INTEL CORPORATION                              5,772      161,385
INTERDIGITAL COMMUNICATIONS CORPORATION+         450        4,055
JDS UNIPHASE CORPORATION+                      2,142       15,101
KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS
  NV ADR                                       1,526       40,851
LIGHTPATH TECHNOLOGIES INCORPORATED+             578        2,133
LINEAR TECHNOLOGY CORPORATION                    452       18,568
LSI LOGIC CORPORATION+                           409        8,282
LUCENT TECHNOLOGIES INCORPORATED+              4,422       30,158
MATSUSHITA ELECTRIC INDUSTRIES COMPANY
  LIMITED ADR                                  1,522       22,921
MAXIM INTEGRATED PRODUCTS INCORPORATED+          514       23,752
MAYTAG CORPORATION                               235        7,222
MEDIS TECHNOLOGIES LIMITED+                      321        1,570
MICRON TECHNOLOGY INCORPORATED+                  764       28,734
MOTOROLA INCORPORATED                          3,159       54,967
NATIONAL SERVICE INDUSTRIES                    1,823       43,023
NETWORK APPLIANCE INCORPORATED+                  450        5,832
SECURITY NAME                               SHARES       VALUE
NMS COMMUNCIATIONS CORPORATION+                  835  $     2,355
NOKIA CORPORATION ADR                          3,049       47,991
NORTEL NETWORKS CORPORATION+                   4,335       27,137
PCD INCORPORATED+                                514        1,722
PIONEER CORPORATION ADR                          862       16,938
QUALCOMM INCORPORATED+                           629       37,017
REMEC INCORPORATED+                              835        8,175
SONY CORPORATION ADR                             409       18,364
SORRENTO NETWORKS CORPORATION+                   642        2,748
TELEFONAKTIEBOLAGET LM ERICSSON ADR            7,455       37,126
TELLABS INCORPORATED+                            491        6,540
TEXAS INSTRUMENTS INCORPORATED                 2,337       77,355
THOMAS & BETTS CORPORATION+                      294        6,295
TITAN CORPORATION+                               385        7,142
TOLLGRADE COMMUNICATIONS INCORPORATED+           257        5,577
UCAR INTERNATIONAL INCORPORATED+               1,413       17,945
WHIRLPOOL CORPORATION                            111        7,328
XILINK INCORPORATED+                             455       17,763
                                                      -----------
                                                      $ 1,356,392
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES
PERCENT OF NET ASSETS                                       0.19%
ANTIGENICS INCORPORATED+                         321  $    $5,133
ATRIX LABS INCORPORATED+                         193        5,205
BAKER (MICHAEL) CORPORATION+                     963       12,230
CHARLES RIVER ASSOCIATES INCORPORATED+           450        7,200
FIRST CONSOLTING GROUP INCORPORATED+             707        6,540
FLUOR CORPORATION                                137        6,210
HALLIBURTON COMPANY                              620       17,273
KENDLE INTERNATIONAL INCORPORATED+               385        7,839
MOODY'S CORPORATION                              241        8,288
MYRIAD GENETICS INCORPORATED+                    257       11,205
PAYCHEX INCORPORATED                             419       15,532
PER-SE TECHNOLOGIES INCORPORATED+                771        6,484
QUINTILES INTERNATIONAL+                         572       10,016
REGENERON PHARMACEUTICALS INCORPORATED+          514       15,482
                                                      -----------
                                                      $   134,637
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT
PERCENT OF NET ASSETS                                       0.11%
BALL CORPORATION                                 542  $    28,536
COMPX INTERNATIONAL INCORPORATED                 578        6,994

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)       WELLS FARGO OUTLOOK
TODAY FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
CRANE COMPANY                                    206  $     5,787
FORTUNE BRANDS INCORPORATED                      180        6,885
GRIFFON CORPORATION+                             989       10,828
GULF ISLAND FABRICATION INCORPORATED+            642        7,704
SNAP-ON INCORPORATED                             153        3,895
WATTS INDUSTRIES INCORPORATED                    578        8,554
                                                      -----------
                                                      $    79,183
FOOD & KINDRED PRODUCTS
PERCENT OF NET ASSETS                                       0.73%
ADOLPH COORS COMPANY                             359  $    16,622
ARCHER DANIELS MIDLAND COMPANY                   581        7,798
CADBURY SCHWEPPES PLC ADR                      1,987       53,887
CAMPBELL SOUP COMPANY                            180        5,074
COCA-COLA COMPANY                              1,839       89,504
COCA-COLA ENTERPRISES INCORPORATED               460        6,978
CONAGRA FOODS INCORPORATED                       416        9,547
DIAGEO PLC ADR                                 2,728      110,730
DREYER'S GRAND ICE CREAM INCORPORATED            193        5,775
GENERAL MILLS INCORPORATED                       128        5,676
GUMTECH INTERNATIONAL INCORPORATED+              707        5,458
HEINZ (H J) COMPANY                              466       21,054
HERCULES INCORPORATED+                           181        2,045
HERSHEY FOODS CORPORATION                        231       14,895
KELLOGG COMPANY                                  164        5,246
KIRIN BREWERY COMPANY LIMITED ADR                493       37,824
LVMH MOET HENNESSY LOUIS VUITTON ADR           3,426       33,575
PEPSICO INCORPORATED                           1,210       56,861
RALSTON PURINA GROUP                             382       12,484
TOPPS COMPANY INCORPORATED+                      964       11,086
WM WRIGLEY JR COMPANY                            159        7,972
                                                      -----------
                                                      $   520,091
FOOD STORES
PERCENT OF NET ASSETS                                       0.26%
7-ELEVEN INCORPORATED+                           424  $     5,376
ALBERTSON'S INCORPORATED                         183        6,403
COLES MYER LIMITED ADR                           690       20,838
GREAT ATLANTIC & PACIFIC TEA COMPANY+          2,286       42,360
ITO-YOKADO COMPANY LIMITED ADR                   617       23,650
KONINKLIJKE AHOLD NV ADR                       1,999       60,530
KROGER COMPANY+                                  599       15,945
PENN TRAFFIC COMPANY+                            386        1,969
SECURITY NAME                               SHARES       VALUE
WINN-DIXIE STORES INCORPORATED                   543  $    12,190
                                                      -----------
                                                      $   189,261
FURNITURE & FIXTURES
PERCENT OF NET ASSETS                                       0.07%
BE AEROSPACE INCORPORATED+                       385  $     6,699
JOHNSON CONTROLS INCORPORATED                    248       18,166
LEGGETT & PLATT                                  832       19,569
NEWELL RUBBERMAID INCORPORATED                   389        8,908
                                                      -----------
                                                      $    53,342
GENERAL MERCHANDISE STORES
PERCENT OF NET ASSETS                                       0.34%
BIG LOTS INCORPORATED+                           358  $    $3,795
DILLARDS INCORPORATED                            333        5,961
DOLLAR GENERAL CORPORATION                       362        6,244
FRED'S INCORPORATED                              321        9,232
GOTTSCHALKS INCORPORATED+                        899        2,742
SHOPKO STORES INCORPORATED+                      450        4,082
TARGET CORPORATION                               980       33,957
TJX COMPANIES INCORPORATED                       434       15,233
VALUE CITY DEPARTMENT STORES
  INCORPORATED+                                  514        2,149
WAL-MART STORES INCORPORATED                   3,408      163,754
                                                      -----------
                                                      $   247,149
HEALTH SERVICES
PERCENT OF NET ASSETS                                       0.11%
AMERICAN RETIREMENT CORPORATION+                 514  $     1,866
APRIA HEALTHCARE GROUP INCORPORATED+           1,413       38,377
HEALTHSOUTH CORPORATION+                         379        6,852
IMMUNOMEDICS INCORPORATED+                       450        6,584
LASER VISION CENTERS INCORPORATED+               771        2,729
MANOR CARE INCORPORATED+                         515       14,487
MATRIA HEALTHCARE INCORPORATED+                  161        3,729
SIERRA HEALTH SERVICES INCORPORATED+             642        6,420
                                                      -----------
                                                      $    81,044
HOLDING & OTHER INVESTMENT OFFICES
PERCENT OF NET ASSETS                                       0.10%
AEGIS REALTY INCORPORATED                      2,890  $    33,871
BOYKIN LODGING COMPANY                         1,413       16,250
ENTERTAINMENT PROPERTIES TRUST                 1,349       23,000

WELLS FARGO OUTLOOK TODAY FUND        PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
LTC PROPERTIES INCORPORATED+                     193  $       886
                                                      -----------
                                                      $    74,007
HOME FURNITURE FURNISHINGS & EQUIPMENT STORES
PERCENT OF NET ASSETS                                       0.08%
BED BATH & BEYOND INCORPORATED+                  321  $     9,261
BEST BUY COMPANY INCORPORATED+                   212       12,504
BROOKSTONE INCORPORATED+                         321        4,462
CIRCUIT CITY STORES                              221        3,691
COST PLUS INCORPORATED+                          193        4,536
MOVIE GALLERY INCORPORATED+                      450       11,925
RADIOSHACK CORPORATION                           149        3,487
ULTIMATE ELECTRONICS INCORPORATED+               257        7,132
                                                      -----------
                                                      $    56,998
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES
PERCENT OF NET ASSETS                                       0.08%
CHOICE HOTELS INTERNATIONAL
  INCORPORATED+                                2,479  $    49,580
HILTON HOTELS CORPORATION                        385        4,893
                                                      -----------
                                                      $    54,473
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                       1.05%
APPLE COMPUTER INCORPORATED+                     482  $     8,941
APPLIED MATERIALS INCORPORATED+                  963       41,496
BAKER HUGHES INCORPORATED                        577       19,006
BLACK & DECKER CORPORATION                       203        7,984
BRIGGS & STRATTON CORPORATION                    284       10,764
CISCO SYSTEMS INCORPORATED+                    6,035       98,552
COMPAQ COMPUTER CORPORATION                    1,893       23,379
COMPUTER NETWORK TECHNOLOGY CORPORATION+         642        6,292
DELL COMPUTER CORPORATION+                     2,166       46,309
DOVER CORPORATION                                119        4,274
EATON CORPORATION                                177       12,732
EMC CORPORATION+                               1,820       28,137
EXTENDED SYSTEMS INCORPORATED+                   386        1,583
FLOW INTERNATIONAL CORPORATION+                  707        7,911
GARDNER DENVER INCORPORATED+                     385        8,682
GATEWAY INCORPORATED+                            520        4,664
SECURITY NAME                               SHARES       VALUE
GENERAL BINDING CORPORATION+                     707  $     9,898
GLOBAL IMAGING SYSTEMS INCORPORATED+             835       13,360
HEWLETT-PACKARD COMPANY                        2,445       56,748
HITACHI LIMITED ADR                              303       24,255
IBM CORPORATION                                1,336      133,600
KADANT INCORPORATED+                              20          277
LEXMARK INTERNATIONAL INCORPORATED+              180        9,369
LUFKIN INDUSTRIES INCORPORATED                   450       12,245
MAKITA CORPORATION ADR                           623        3,831
MINNESOTA MINING AND MANUFACTURING
  COMPANY                                        400       41,640
NEC CORPORATION ADR                              458        5,665
NORDSON CORPORATION                            1,431       37,263
NYFIX INCORPORATED+                              514        8,126
PALL CORPORATION                                 265        5,925
PALM INCORPORATED+                               776        2,778
PITNEY BOWES INCORPORATED                        235       10,220
RIVERSTONE NETWORKS INCORPORATED+                289        2,739
SCM MICROSYSTEMS INCORPORATED+                   257        1,856
SOLECTRON CORPORATION+                           829       11,274
STANLEY WORKS                                    188        7,875
TIMKEN COMPANY                                   926       13,890
WATSCO INCORPORATED                              578        8,173
                                                      -----------
                                                      $   751,713
INSURANCE AGENTS BROKERS & SERVICE
PERCENT OF NET ASSETS                                       0.08%
AON CORPORATION                                  222  $     8,247
HUMANA INCORPORATED+                           2,355       28,260
MARSH & MCLENNAN COMPANIES INCORPORATED          206       19,137
                                                      -----------
                                                      $    55,644
INSURANCE CARRIERS
PERCENT OF NET ASSETS                                       1.03%
AEGON NV ADR                                   1,472  $    44,454
ALLSTATE CORPORATION                           1,300       44,109
AMERICAN INTERNATIONAL GROUP
  INCORPORATED                                 2,900      226,780
AXA ADR                                        3,051       84,055
CHUBB CORPORATION                                425       28,688
CIGNA CORPORATION                                204       18,360
CINCINNATI FINANCIAL CORPORATION                  77        3,080
COBALT CORPORATION                             1,220        8,381
HARTFORD FINANCIAL SERVICES GROUP                452       29,290
ING GROUP NV ADR                               1,108       35,101
LANDAMERICA FINANCIAL GROUP INCORPORATED         321       10,105
LINCOLN NATIONAL CORPORATION                     281       14,011
MBIA INCORPORATED                                219       11,828

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)       WELLS FARGO OUTLOOK
TODAY FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
MGIC INVESTMENT CORPORATION                      189  $    13,211
PROASSURANCE CORPORATION+                        287        5,189
PROGRESSIVE CORPORATION                          112       14,478
SAFECO CORPORATION                               164        4,933
ST PAUL COMPANIES INCORPORATED                   298       12,525
TOKIO MARINE & FIRE INSURANCE COMPANY
  ADR                                          1,354       70,557
TORCHMARK CORPORATION                            284       11,996
UNITEDHEALTH GROUP INCORPORATED                  394       26,816
VESTA INSURANCE GROUP INCORPORATED             2,055       23,982
                                                      -----------
                                                      $   741,929
LUMBER & WOOD PRODUCTS EXCEPT FURNITURE
PERCENT OF NET ASSETS                                       0.01%
CHAMPION ENTERPRISES INCORPORATED+               835  $     8,768
                                                      -----------
MEASURING ANALYZING AND CONTROLLING INSTRUMENTS; PHOTOGRAPHIC
MEDICAL & OPTICAL GOODS
PERCENT OF NET ASSETS                                       0.51%
ABAXIS INCORPORATED+                           1,156  $     5,792
AGILENT TECHNOLOGIES INCORPORATED+               569       15,079
AKSYS LIMITED+                                   642        3,852
ANALOGIC CORPORATION                             128        4,781
ANAREN MIRCROWAVE INCORPORATED+                  385        7,365
APPLERA CORPORATION-APPLIED BIOSYSTEMS
  GROUP                                          280        7,003
BARD (C R) INCORPORATED                           92        5,322
BAUSCH & LOMB INCORPORATED                        94        3,419
BAXTER INTERNATIONAL INCORPORATED                392       20,227
BIOMET INCORPORATED                              354        9,781
BOSTON SCIENTIFIC CORPORATION+                   457        8,729
CONMED CORPORATION+                              257        7,826
CYBERONICS INCORPORATED+                         450        7,875
CYGNUS INCORPORATED+                           1,799       15,292
ENCO TECHNOLOGIES INCORPORATED+                  514       13,878
ENDOCARDIAL SOLUTIONS INCORPORATED+              835        4,509
FLIR SYSTEMS INCORPORATED+                       450       12,690
FUJI PHOTO FILM ADR                              504       18,774
GUIDANT CORPORATION+                             255        9,211
INTEGRA LIFESCIENCES HOLDINGS
  CORPORATION+                                   385       10,399
MEDTRONIC INCORPORATED                           888       40,440
SECURITY NAME                               SHARES       VALUE
MILLIPORE CORPORATION                            155  $     9,835
NANOGEN INCORPORATED+                            578        3,526
OAKLEY INCORPORATED+                           1,285       17,540
OCULAR SCIENCES INCORPORATED+                    385        8,181
ORATEC INTERVENTIONS INCORPORATED+               707        6,398
POLYMEDICA CORPORATION+                          193        2,441
RICOH COMPANY LIMITED ADR                        261       21,242
RITA MEDICAL SYSTEMS INCORPORATED+               835        2,956
SPACELABS MEDICAL INCORPORATED+                  578        8,005
ST JUDE MEDICAL INCORPORATED+                    213       14,654
TERADYNE INCORPORATED+                           348       11,407
THERMO ELECTRON CORPORATION+                     328        7,108
UROLOGIX INCORPORATED+                           257        3,816
VALENTIS INCORPORATED+                         1,028        4,215
X-RITE INCORPORATED                              835        7,189
XEROX CORPORATION+                               719        6,615
                                                      -----------
                                                      $   367,372
METAL MINING
PERCENT OF NET ASSETS                                       0.16%
BARRICK GOLD CORPORATION                         208  $     3,332
HOMESTAKE MINING COMPANY                       4,780       39,578
INCO LIMITED CORPORATION+                        171        2,842
NEWMONT MINING CORPORATION                       376        7,798
PHELPS DODGE CORPORATION                          80        3,152
PLACER DOME INCORPORATED                         720        7,956
RIO TINTO PLC ADR                                662       48,458
                                                      -----------
                                                      $   113,116
MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS
PERCENT OF NET ASSETS                                       0.01%
VULCAN MATERIALS COMPANY                         122  $     5,857
                                                      -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES
PERCENT OF NET ASSETS                                       0.16%
HASBRO INCORPORATED                              364  $     6,312
K2 INCORPORATED+                                 707        6,080
MATTEL INCORPORATED                              708       12,737
TYCO INTERNATIONAL LIMITED                     1,725       89,614
                                                      -----------
                                                      $   114,743
MISCELLANEOUS RETAIL
PERCENT OF NET ASSETS                                       0.22%
1800 FLOWERS.COM INCORPORATED+                   642  $     8,218
COSTCO WHOLESALE CORPORATION+                    610       22,820
CVS CORPORATION                                  388       14,011
GART SPORTS COMPANY+                             498        7,769
GLOBAL SPORTS INCORPORATED+                      578        9,832

WELLS FARGO OUTLOOK TODAY FUND        PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
HANCOCK FABRICS INCORPORATED                     771  $     6,507
J JILL GROUP INCORPORATED+                       321        5,618
LONGS DRUG STORES INCORPORATED                 1,006       26,035
OFFICE DEPOT INCORPORATED+                       435        6,047
PC CONNECTION INCORPORATED+                      257        2,529
PRICESMART INCORPORATED+                         128        5,504
STAPLES INCORPORATED+                            521        7,841
WALGREEN COMPANY                                 803       27,583
WHITEHALL JEWELLERS INCORPORATED+                385        4,520
                                                      -----------
                                                      $   154,834
MOTION PICTURES
PERCENT OF NET ASSETS                                       0.08%
WALT DISNEY COMPANY                            2,294  $    58,336
                                                      -----------
NONDEPOSITORY CREDIT INSTITUTIONS
PERCENT OF NET ASSETS                                       0.41%
AMERICAN EXPRESS COMPANY                       1,223  $    44,542
CAPITAL ONE FINANCIAL CORPORATION                257       14,292
COUNTRYWIDE CREDIT INDUSTRIES
  INCORPORATED                                   189        7,844
DVI INCORPORATED+                                385        6,634
FHLMC                                            842       52,945
FNMA                                             835       63,635
HOUSEHOLD INTERNATIONAL INCORPORATED             539       31,855
MBNA CORPORATION                                 974       33,856
PMC CAPITAL INCORPORATED                         899        7,282
PROVIDIAN FINANCIAL CORPORATION                  253        9,882
USA EDUCATION INCORPORATED                       151       11,961
WFS FINANCIAL INCORPORATED+                      193        4,605
WORLD ACCEPTANCE CORPORATION+                    899        8,091
                                                      -----------
                                                      $   297,424
OIL & GAS EXTRACTION
PERCENT OF NET ASSETS                                       0.66%
ANADARKO PETROLEUM CORPORATION                   303  $    15,680
BURLINGTON RESOURCES INCORPORATED                253        9,614
ENI SPA ADR                                      501       33,767
ENRON CORPORATION                              1,091       38,174
KERR-MCGEE CORPORATION                            62        3,621
PLAINS RESOURCES INCORPORATED+                   385       10,453
PRIZE ENERGY CORPORATION+                      1,028       19,018
REPSOL SA ADR                                  1,696       28,679
ROWAN COMPANIES INCORPORATED+                  1,006       15,643
SECURITY NAME                               SHARES       VALUE
SCHLUMBERGER LIMITED                             617  $    30,233
SYNTROLEUM CORPORATION+                          514        2,632
TOTAL FINA ELF ADR                             3,382      249,761
TRANSOCEAN SEDCO FOREX                           476       13,756
                                                      -----------
                                                      $   471,031
PAPER & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                        .21%
BEMIS COMPANY INCORPORATED                        27  $     1,182
BOISE CASCADE CORPORATION                         38        1,395
CHESAPEAKE CORPORATION                           999       27,672
GLATFELTER (P H) COMPANY                       4,937       78,696
MEAD CORPORATION                                  66        2,194
PACTIV CORPORATION+                            2,253       35,778
TEMPLE-INLAND INCORPORATED                        31        1,809
WESTVACO CORPORATION                              36        1,096
                                                      -----------
                                                      $   149,822
PERSONAL SERVICES
PERCENT OF NET ASSETS                                       0.02%
H&R BLOCK INCORPORATED                           392  $    15,253
                                                      -----------
PETROLEUM REFINING & RELATED INDUSTRIES
PERCENT OF NET ASSETS                                       1.03%
AMERADA HESS CORPORATION                          14  $     1,088
ASHLAND INCORPORATED                              64        2,714
BP PLC ADR                                     1,547       78,711
CHEVRON CORPORATION                              888       80,586
CONOCO INCORPORATED                              578       17,120
EXXON MOBIL CORPORATION                        8,526      342,319
ROYAL DUTCH PETROLEUM COMPANY                  2,655      150,353
SUNOCO INCORPORATED                              196        7,415
TEXACO INCORPORATED                              451       31,412
TOSCO CORPORATION                                296       13,734
UNOCAL CORPORATION                               195        6,884
USX-MARATHON GROUP INCORPORATED                  292        9,201
                                                      -----------
                                                      $   741,537
PRIMARY METAL INDUSTRIES
PERCENT OF NET ASSETS                                       0.17%
ALCOA INCORPORATED                               744  $    28,361
ENGELHARD CORPORATION                            707       18,474
KUBOTA CORPORATION ADR                           568       39,192
USX-US STEEL GROUP INCORPORATED                   81        1,611
WORTHINGTON INDUSTRIES INCORPORATED            2,298       32,172
                                                      -----------
                                                      $   119,810
PRINTING PUBLISHING & ALLIED INDUSTRIES
PERCENT OF NET ASSETS                                       0.49%
AMERICAN GREETINGS CORPORATION                   721  $     9,532
BOWNE & COMPANY INCORPORATED                     771        9,221
CONSOLIDATED GRAPHICS INCORPORATED+              578       12,225

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)       WELLS FARGO OUTLOOK
TODAY FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
DOW JONES & COMPANY INCORPORATED                 105  $     5,762
ELSEVIER NV ADR                                2,676       67,435
GANNETT COMPANY INCORPORATED                     256       15,785
KNIGHT-RIDDER INCORPORATED                       144        8,726
MCGRAW-HILL COMPANIES INCORPORATED               258       15,287
MEREDITH CORPORATION                           1,337       43,519
NEW YORK TIMES COMPANY                           233        9,961
NEWS CORPORATION LIMITED ADR                     626       20,401
RR DONNELLEY & SONS COMPANY                      154        4,592
TRIBUNE COMPANY                                  383       15,098
VIACOM INCORPORATED+                           2,038       86,411
VIVENDI UNIVERSAL SA ADR                         485       26,534
                                                      -----------
                                                      $   350,489
REAL ESTATE
PERCENT OF NET ASSETS                                       0.08%
STEWART ENTERPRISES INCORPORATED+              7,900  $    59,408
                                                      -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
PERCENT OF NET ASSETS                                       0.17%
AEP INDUSTRIES INCORPORATED+                     128  $     3,456
COOPER TIRE & RUBBER COMPANY                     813       13,553
NIKE INCORPORATED                                317       15,850
SCHULMAN A INCORPORATED                        3,727       51,395
SEALED AIR CORPORATION+                          165        6,630
TUPPERWARE CORPORATION                           811       19,164
UNIROYAL TECHNOLOGY CORPORATION+                 707        4,086
WEST PHARMACEUTICAL SERVICES
  INCORPORATED                                   257        6,605
                                                      -----------
                                                      $   120,739
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES
PERCENT OF NET ASSETS                                       0.32%
CHARLES SCHWAB CORPORATION                     1,350  $    16,821
FRANKLIN RESOURCES INCORPORATED                  333       13,663
LEHMAN BROTHERS HOLDING INCORPORATED             295       19,367
MERRILL LYNCH & COMPANY INCORPORATED           1,338       69,041
MORGAN STANLEY DEAN WITTER & COMPANY           1,448       77,251
SOUNDVIEW TECH GROUP INCORPORATED+             2,120        3,901
STIFEL FINANCIAL CORPORATION                   1,220       14,799
STILWELL FINANCIAL INCORPORATED                  364       10,410
SECURITY NAME                               SHARES       VALUE
T. ROWE PRICE GROUP INCORPORATED                 186  $     6,955
                                                      -----------
                                                      $   232,208
SOCIAL SERVICES
PERCENT OF NET ASSETS                                       0.01%
NOBEL LEARNING COMMUNITY+                        835  $     7,098
                                                      -----------
STONE CLAY GLASS & CONCRETE PRODUCTS
PERCENT OF NET ASSETS                                       0.12%
CORNING INCORPORATED+                          1,580  $    18,976
HANSON PLC ADR                                 1,682       65,278
                                                      -----------
                                                      $    84,254
TEXTILE MILL PRODUCTS
PERCENT OF NET ASSETS                                       0.02%
INTERFACE INCORPORATED                           964  $     5,639
OXFORD INDUSTRIES INCORPORATED                   514       11,385
                                                      -----------
                                                      $    17,024
TOBACCO PRODUCTS
PERCENT OF NET ASSETS                                       0.15%
PHILIP MORRIS COMPANIES INCORPORATED           1,991  $    94,373
UST INCORPORATED                                 432       14,256
                                                      -----------
                                                      $   108,629
TRANSPORTATION BY AIR
PERCENT OF NET ASSETS                                       0.06%
JAPAN AIRLINES COMPANY LIMITED ADR             3,898  $    23,002
MIDWAY AIRLINES CORPORATION+                     835        2,296
SOUTHWEST AIRLINES COMPANY                     1,056       18,892
US AIRWAYS GROUP INCORPORATED+                   169        2,146
                                                      -----------
                                                      $    46,336
TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                       0.74%
BOEING COMPANY                                 1,335  $    68,352
BRUNSWICK CORPORATION                            209        4,554
DAIMLERCHRYSLER AG                             2,728      119,896
FIAT SPA ADR                                   1,470       34,178
FORD MOTOR COMPANY                             2,000       39,740
GENERAL MOTORS CORPORATION                       547       29,948
GENTEK INCORPORATED                              321        2,070
GOODRICH CORPORATION                             181        5,801
HARLEY-DAVIDSON INCORPORATED                     380       18,464
HAYES LEMMERZ INTERNATIONAL
  INCORPORATED+                                  899        3,938
HONDA MOTOR COMPANY LIMITED ADR                  342       24,966
HONEYWELL INTERNATIONAL INCORPORATED           1,222       45,532

WELLS FARGO OUTLOOK TODAY FUND        PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
ITT INDUSTRIES INCORPORATED                      209  $     9,436
NORTHROP GRUMMAN CORPORATION                      83        6,806
PACCAR INCORPORATED                              124        6,857
SEQUA CORPORATION+                             1,098       57,865
TOYOTA MOTOR CORPORATION ADR                     885       54,074
                                                      -----------
                                                      $   532,477
TRANSPORTATION SERVICES
PERCENT OF NET ASSETS                                       0.02%
SABRE HOLDINGS CORPORATION+                      254  $    10,714
TRAVELOCITY.COM INCORPORATED+                    257        6,147
                                                      -----------
                                                      $    16,861
WATER TRANSPORTATION
PERCENT OF NET ASSETS                                       0.03%
CARNIVAL CORPORATION                             623  $    19,487
                                                      -----------
WHOLESALE TRADE-DURABLE GOODS
PERCENT OF NET ASSETS                                       0.35%
1 800 CONTACTS INCORPORATED+                     257  $     3,318
COASTCAST CORPORATION+                         1,092        5,547
GRAINGER (W W) INCORPORATED                       46        1,946
JOHNSON & JOHNSON                              2,365      124,659
KYOCERA CORPORATION ADR                          212       14,206
MITSUBISHI CORPORATION ADR                     1,782       29,650
MITSUI & COMPANY LIMITED ADR                     244       33,586
NISSAN MOTOR COMPANY LIMITED ADR+              2,123       24,627
PERFORMANCE TECHNOLOGIES INCORPORATED+           450        5,909
WILLIS LEASE FINANCE CORPORATION+                707        6,929
                                                      -----------
                                                      $   250,377
WHOLESALE TRADE-NONDURABLE GOODS
PERCENT OF NET ASSETS                                       0.21%
ADVANCED MARKETING SERVICES                      321  $     5,200
AG SERVICES OF AMERICA+                          257        3,341
AIRGAS INCORPORATED+                           3,340       46,927
BROWN-FORMAN CORPORATION                          41        2,645
CARDINAL HEALTH INCORPORATED                     428       31,218
DAISYTEK INTERNATIONAL CORPORATION+              578        8,011
ENESCO GROUP INCORPORATED+                       642        3,563
MCKESSON CORPORATION                             350       13,738
SAFEWAY INCORPORATED+                            429       19,352
SECURITY NAME                               SHARES       VALUE
SUPERVALU INCORPORATED                            55        1,154
SYSCO CORPORATION                                655       18,353
                                                      -----------
                                                      $   153,502
TOTAL COMMON STOCK
(COST $16,849,644)                                    $15,989,001
REAL ESTATE INVESTMENT TRUST
PERCENT OF NET ASSETS                                       0.07%
ANNALY MORTGAGE MANAGEMENT INCORPORATED          963  $    12,567
MID ATLANTIC REALTY TRUST                      1,863       25,057
NATIONAL GOLF PROPERTIES INCORPORATED            835       15,381
                                                      -----------
TOTAL REAL ESTATE INVESTMENT TRUST
(COST $51,826)                                        $    53,005
RATE MATURITY                             PRINCIPAL

U.S. TREASURY OBLIGATIONS
PERCENT OF NET ASSETS                                      75.69%
US TREASURY BONDS
 6.13%,   08/31/02                        $1,900,000  $ 1,951,581
 6.25%,   08/31/02                         1,000,000    1,028,438
 5.88%,   09/30/02                           300,000      308,004
 5.75%,   10/31/02                         2,100,000    2,156,274
 5.63%,   11/30/02                         1,300,000    1,334,836
 5.75%,   11/30/02                         2,000,000    2,056,406
 5.63%,   12/31/02                         1,300,000    1,336,867
 5.50%,   01/31/03                         1,100,000    1,130,507
 6.25%,   02/15/03                         1,000,001    1,038,477
 5.50%,   02/28/03                           400,000      411,531
 5.50%,   03/31/03                           600,000      617,977
 10.75%,  05/15/03                         1,500,000    1,675,782
 5.50%,   05/31/03                           300,000      309,668
 5.38%,   06/30/03                            50,000       51,568
 5.25%,   08/15/03                         1,900,000    1,957,519
 5.75%,   08/15/03                           500,000      519,766
 11.13%,  08/15/03                         1,100,000    1,252,368
 4.25%,   11/15/03                           900,000      909,808
 4.75%,   02/15/04                           600,000      612,985
 5.88%,   02/15/04                           600,000      628,594
 5.25%,   05/15/04                         1,600,000    1,655,501
 7.25%,   05/15/04                         1,700,000    1,843,902
 6.00%,   08/15/04                           600,000      633,140
 7.25%,   08/15/04                           800,000      871,625
 13.75%,  08/15/04                           300,000      380,297
 5.88%,   11/15/04                         2,400,000    2,526,281
 7.88%,   11/15/04                           600,000      666,961
 11.63%,  11/15/04                           500,000      610,938
 7.50%,   02/15/05                           600,000      664,102
 6.50%,   05/15/05                           500,000      539,102
 6.75%,   05/15/05                         1,300,000    1,410,500
 12.00%,  05/15/05                           100,000      126,344
 6.50%,   08/15/05                           400,000      432,312
 10.75%,  08/15/05                           300,000      369,422
 5.75%,   11/15/05                           900,000      948,375
 5.88%,   11/15/05                           600,000      635,930
 5.63%,   02/15/06                           600,000      631,781

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)       WELLS FARGO OUTLOOK
TODAY FUND
--------------------------------------------------------------------------------

RATE MATURITY                             PRINCIPAL      VALUE
U.S. TREASURY OBLIGATIONS (CONTINUED)
 9.38%,   02/15/06                        $  200,000  $   240,406
 6.88%,   05/15/06                         1,850,000    2,041,505
 7.00%,   07/15/06                         1,950,000    2,165,339
 6.50%,   10/15/06                         1,400,001    1,528,078
 6.25%,   02/15/07                         1,100,000    1,191,782
 6.63%,   05/15/07                           600,000      661,828
 6.13%,   08/15/07                           900,000      971,297
 5.50%,   02/15/08                           400,000      418,844
 5.63%,   05/15/08                         1,900,000    1,999,454
 4.75%,   11/15/08                         5,140,000    5,135,986
 5.50%,   05/15/09                           600,000      626,575
 6.00%,   08/15/09                         1,000,000    1,076,250
                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $52,601,812)                                    $54,292,811

SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                                       1.40%
US TREASURY BILLS
 3.52%^,  09/13/01                        $   24,000  $    23,980
 3.37%^,  10/11/01                           640,000      637,809
 3.33%^,  11/23/01                           342,000      339,477
                                                      -----------
TOTAL SHORT TERM INSTRUMENTS
(COST $1,001,205)                                     $ 1,001,266

TOTAL INVESTMENTS IN SECURITIES
(COST $70,504,487)*                           99.46%  $71,336,085
OTHER ASSETS AND LIABILITIES, NET              0.54%      390,800
                                          ----------  -----------
TOTAL NET ASSETS                             100.00%  $71,726,885
                                          ----------  -----------

^    Yield to maturity.
+    Non-income producing securities.
{::} Security of an affiliate of the fund with a cost of $78,425.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
     Gross Unrealized Appreciation      $ 4,297,645
     Gross Unrealized Depreciation       (3,466,047)
                                         ----------
     NET UNREALIZED APPRECIATION        $   831,598

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2010 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                       40.60%
AMUSEMENT & RECREATION SERVICES
PERCENT OF NET ASSETS                                        0.02%
ALLIANCE GAMING CORPORATION+                     692  $     13,639
CHURCHILL DOWNS INCORPORATED                     749        24,148
                                                      ------------
                                                      $     37,787
APPAREL & ACCESSORY STORES
PERCENT OF NET ASSETS                                        0.17%
CATO CORPORATION                               1,209  $     21,199
CHARMING SHOPPES INCORPORATED+                 3,284        22,397
DEB SHOPS INCORPORATED                         1,095        24,736
FOOTSTAR INCORPORATED+                           461        18,030
GAP INCORPORATED                               3,704        72,784
KOHL'S CORPORATION+                            1,677        93,074
LIMITED INCORPORATED                           1,613        22,743
NORDSTROM INCORPORATED                         1,147        22,996
                                                      ------------
                                                      $    297,959
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SMILIAR
MATERIALS
PERCENT OF NET ASSETS                                        0.21%
BENETTON GROUP SPA ADR                         6,635  $    180,167
GARAN INCORPORATED                             1,095        40,723
HAGGAR CORPORATION                             1,613        19,437
LIZ CLAIBORNE INCORPORATED                     1,651        86,595
VF CORPORATION                                 1,069        36,955
                                                      ------------
                                                      $    363,877
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
PERCENT OF NET ASSETS                                        0.04%
AUTOZONE INCORPORATED+                         1,061  $     49,018
DISCOUNT AUTO PARTS INCORPORATED+              1,210        17,545
                                                      ------------
                                                      $     66,563
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS
PERENT OF NET ASSETS                                         0.35%
HOME DEPOT INCORPORATED                        9,966  $    457,937
LOWE'S COMPANIES INCORPORATED                  2,996       111,451
SHERWIN-WILLIAMS COMPANY                       1,500        33,975
                                                      ------------
                                                      $    603,363
BUSINESS SERVICES
PERCENT OF NET ASSETS                                        2.90%
ACACIA RESEARCH CORPORATION+                   1,498  $    $17,467
ADECCO SA ADR                                  8,504       103,409
ADOBE SYSTEMS INCORPORATED                     1,482        49,810
AETHER SYSTEMS INCORPORATED+                     864         7,646
AKAMAI TECHNOLOGIES INCORPORATED+                288         1,212
SECURITY NAME                               SHARES       VALUE
AMERISSOFT CORPORATION+                        1,383  $      1,480
ANSOLFT CORPORATION+                           1,152        15,264
AOL TIME WARNER INCORPORATED+                 22,292       832,605
ARBITRON INCORPORATED+                           434        12,781
ARIBA INCORPORATED+                              807         1,840
ART TECHNOLOGY GROUP INCORPORATED+               634           945
AUTOMATIC DATA PROCESSING INCORPORATED         2,896       149,897
BEA SYSTEMS INCORPORATED+                        403         6,517
BMC SOFTWARE INCORPORATED+                     1,507        24,112
BOTTOMLINE TECHNOLOGIES INCORPORATED+          6,511        35,680
BROADVISION INCORPORATED+                      2,247         2,899
CCC INFORMATION SERVICES GROUP+                  115           805
CENDANT CORPORATION+                           7,438       141,843
CITRIX SYSTEMS INCORPORATED+                   1,201        39,573
COMPUTER ASSOCIATES INTERNATIONAL
  INCORPORATED                                 2,778        86,257
COMPUTER SCIENCES CORPORATION+                   886        33,314
COMPUWARE CORPORATION+                         2,950        36,020
CONCORD EFS INCORPORATED+                        519        27,232
CONVERGYS CORPORATION+                         1,268        35,593
COVANSYS CORPORATION+                            864        11,102
DATALINK CORPORATION+                            576         4,199
DATASTREAM SYSTEMS INCORPORATED+                 979         4,895
DIGITAL INSIGHT CORPORATION+                     403         6,879
EBAY INCORPORATED+                               403        22,661
ECHELON CORPORATION+                             576         9,469
ELECTRO RENT CORPORATION+                      1,901        28,895
ELECTRONIC DATA SYSTEMS CORPORATION            2,175       128,282
ENTERASYS NETWORKS INCORPORATED+               1,268        12,870
EQUIFAX INCORPORATED                           1,325        34,490
FIRST DATA CORPORATION                         1,945       128,078
FISERV INCORPORATED+                             519        28,114
I2 TECHNOLOGIES INCORPORATED+                    982         6,540
IMS HEALTH INCORPORATED                        1,858        49,460
INKTOMI CORPORATION+                             634         2,511
INSURANCE AUTO AUCTIONS INCORPORATED+          1,210        19,481
INTERACTIVE DATA CORPORATION+                  1,901        22,622
INTERLOGIX INCORPORATED+                         346         9,560
INTERPOOL INCORPORATED                         1,498        26,065
INTERPUBLIC GROUP OF COMPANIES
  INCORPORATED                                 1,612        43,653
INTERWOVEN INCORPORATED+                         807         6,577
INTRADO INCORPORATED+                          3,976       103,177

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
INTUIT INCORPORATED+                             979  $     36,987
KEYNOTE SYSTEMS INCORPORATED+                  1,210         9,983
MERCURY INTERACTIVE CORPORATION+                 346         9,345
MICROMUSE INCORPORATED+                          461         5,458
MICROSOFT CORPORATION+                        23,548     1,343,412
NATIONSRENT INCORPORATED+                      3,687         1,143
NCR CORPORATION+                               1,491        56,434
NOVELL INCORPORATED+                           2,677        12,180
NUANCE COMMUNICATIONS INCORPORATED+              173         1,806
OMNICOM GROUP INCORPORATED                       913        71,022
ORACLE CORPORATION+                           26,232       320,293
PEOPLESOFT INCORPORATED+                       1,095        37,756
QUALITY SYSTEMS INCORPORATED+                  1,095        13,031
RATIONAL SOFTWARE CORPORATION+                 1,028        14,762
RED HAT INCORPORATED+                          2,477         8,769
REUTERS GROUP PLC ADR                          2,041       138,176
SAP AG ADR                                     3,313       114,265
SAPIENT CORPORATION+                             807         4,366
SIEBEL SYSTEMS INCORPORATED+                   2,088        45,101
SIGNALSOFT CORPORATION+                          173           772
SILVER STREAM SOFTWARE INCORPORATED+             519         2,927
SS&C TECHNOLOGIES INCORPORATED+                1,556        10,285
STELLENT INCORPORATED+                           346         7,543
SUN MICROSYSTEMS INCORPORATED+                16,236       185,902
UNISYS CORPORATION+                            2,081        24,597
VASCO DATA SECURITY INTERNATIONAL
  INCORPORATED+                                1,383         2,697
VERISIGN INCORPORATED+                           519        21,305
VERTITAS SOFTWARE CORPORATION+                 1,802        51,753
YAHOO INCORPORATED+                            2,545        30,184
                                                      ------------
                                                      $  4,956,035
CHEMICALS & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                        5.19%
ABBOTT LABORATORIES                            6,761  $    336,022
ABGENIX INCORPORATED+                            634        19,001
AIR PRODUCTS & CHEMICALS INCORPORATED          1,193        50,583
AKZO NOBLE NV ADR                              3,590       160,796
AMERICAN HOME PRODUCTS CORPORATION             5,688       318,528
AMGEN INCORPORATED+                            4,826       310,312
APHTON CORPORATION+                              173         2,294
ARQULE INCORPORATED+                             519         6,321
ASTRAZENECA GROUP PLC ADR                      7,205       349,443
AVENTIS SA ADR                                 6,917       504,941
SECURITY NAME                               SHARES       VALUE
AVERY DENNISON CORPORATION                       608  $     31,257
AVON PRODUCTS INCORPORATED                     1,279        59,000
BIOGEN INCORPORATED+                             832        50,220
BRISTOL-MYERS SQUIBB COMPANY                   8,749       491,169
CELL THERAPEUTICS INCORPORATED+                  634        19,223
CHIRON CORPORATION+                              691        32,214
CLOROX COMPANY                                 1,147        42,726
COLGATE-PALMOLIVE COMPANY                      2,360       127,794
COLUMBIA LABORATIES INCORPORATED+              1,844        10,234
DENDREON CORPORATION+                          1,556        15,015
DOW CHEMICAL COMPANY                           4,840       169,690
DU PONT (EI) DE NEMOURS & COMPANY              5,097       208,824
EASTMAN CHEMICAL COMPANY                         502        19,473
ECOLAB INCORPORATED                              850        34,068
ELI LILLY & COMPANY                            5,025       390,091
FOREST LABORATORIES INCORPORATED+                634        46,288
GENENTECH INCORPORATED+                          288        13,219
GENRON CORPORATION+                              922        14,761
GILLETTE COMPANY                               4,170       127,811
GLAXOSMITHKLINE PLC ADR+                      18,524       980,845
HEMISPHERX BIOPHARMA INCORPORATED+               576         2,765
HERBALIFE INTERNATIONAL INCORPORATED           1,613        17,808
IMMUNEX CORPORATION+                           1,134        19,709
INTERNATIONAL FLAVORS & FRAGRANCES
  INCORPORATED                                 1,557        46,944
KING PHARMACEUTICALS INCORPORATED+             1,766        76,380
KV PHARMACEUTICAL COMPANY+                       749        23,107
MATRIX PHARMACEUTICALS+                        1,671        12,850
MEDAREX INCORPORATED+                            634        12,059
MEDIMMUNE INCORPORATED+                        1,201        48,220
MERCK & COMPANY INCORPORATED                  10,051       654,320
MGI PHARMA INCORPORATED+                         922        10,972
NORTHFIELD LABORATORIES+                         230         3,795
NOVO NORDISK ADR                              18,986       789,818
PENWEST PHARMACEUTICALS COMPANY+               1,671        30,563
PFIZER INCORPORATED                           27,756     1,063,331
PHARMACIA CORPORATION                          5,612       222,235
PRAXAIR INCORPORATED                             819        38,550
PROCTER & GAMBLE COMPANY                       4,739       351,397
ROHM & HAAS COMPANY                            1,154        41,440
SCHERING-PLOUGH CORPORATION                    6,164       235,033
SEPRACOR INCORPORATED+                           406        17,336
SIGMA ALDRICH                                  2,341       106,773
SULZER MEDICA ADR                              4,275        32,063

WELLS FARGO OUTLOOK 2010 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
VICAL INCORPORATED+                            1,095  $     12,702
WATSON PHARMACEUTICALS INCORPORATED+             910        51,051
ZIMMER HOLDINGS INCORPORATED+                    874        23,773
                                                      ------------
                                                      $  8,887,157
COAL MINING
PERCENT OF NET ASSETS                                        0.02%
PENN VIRGINIA CORPORATION                        922  $     32,215
                                                      ------------
COMMUNICATIONS
PERCENT OF NET ASSETS                                        2.91%
ALLTEL CORPORATION                             1,516  $     87,928
AT&T CORPORATION                              17,171       326,936
AT&T WIRELESS SERVICES+                        6,233        96,611
AVAYA INCORPORATED+                            2,042        23,197
BELLSOUTH CORPORATION                          8,561       319,325
BRITISH SKY BROADCASTING PLC ADR+              1,950       133,380
BRITISH TELECOMMUNICATIONS ADR                 4,167       260,896
CABLEVISION SYSTEMS CORPORATION+                 449        20,968
CABLEVISION SYSTEMS CORPORATION -
  RAINBOW MEDIA GROUP+                           225         5,355
CENTURYTEL INCORPORATED                        1,285        45,039
CERTEGY INCORPORATED+                            662        22,746
CLEAR CHANNEL COMMUNICATIONS
  INCORPORATED+                                3,766       189,317
COMCAST CORPORATION CLASS A+                   4,320       158,242
CONESTOGA ENTERPRISES INCORPORATED               461        16,158
DEUTSCHE TELEKOM ADR                          10,883       169,231
EXODUS COMMUNICATIONS INCORPORATED+            1,325         1,166
EXTREME NETWORKS INCORPORATED+                   519         8,288
FRANCE TELECOM SA ADR                          1,844        60,760
GLOBAL CROSSING LIMITED+                       4,313        18,244
GRAY COMMUNICATIONS SYSTEM INCORPORATED        1,383        22,266
HUNGARIAN TELEPHONE & CABLE CORPORATION+          58           281
LCC INTERNATIONAL INCORPORATED+                   58           299
LODGENET ENTERTAINMENT COMPANY+                  749        16,171
LYNCH INTERACTIVE CORPORATION+                   173        11,245
METRO ONE TELECOMMUNICATIONS
  INCORPORATED+                                  172         5,454
NEXTEL COMMUNICATIONS INCORPORATED+            3,520        42,522
SECURITY NAME                               SHARES       VALUE
NIPPON TELEGRAPH & TELEPHONE ADR               8,187  $    184,944
NTL INCORPORATED+                                461         2,287
QWEST COMMUNICATIONS INTERNATIONAL
  INCORPORATED                                 7,972       171,398
SBC COMMUNICATIONS INCORPORATED               14,110       577,240
SPANISH BROADCASTING SYSTEM
  INCORPORATED+                                1,901        17,698
SPRINT CORPORATION (FON GROUP)                 4,633       108,134
SPRINT CORPORATION (PCS GROUP)+                4,311       107,689
TELE DANMARK CORPORATION ADR                   9,493       169,925
TELECOM CORPORATION OF NEW ZEALAND
  LIMITED ADR                                  2,960        52,185
TELEFONICA SA ADR+                             5,065       178,541
UNIVISION COMMUNICATIONS INCORPORATED+           691        20,613
US LEC CORPORATION+                            3,457        13,655
VERIZON COMMUNICATIONS INCORPORATED           12,387       619,350
VODAFONE GROUP PLC ADR                        20,292       408,884
WESTERN WIRELESS CORPORATION+                  2,800        86,604
WILLIAMS COMMUNICATIONS GROUP
  INCORPORATED+                                2,022         3,336
WORLDCOM GROUP+                               13,919       178,998
XM SATELLITE RADIO HOLDIN+                     1,728        17,366
XO COMMUNICATIONS INCORPORATED+                1,209         1,378
                                                      ------------
                                                      $  4,982,250
DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                        4.22%
ABN AMRO HOLDING NV ADR                       12,551  $    230,938
ALLIED IRISH BANKS PLC ADR                    15,497       346,358
AMSOUTH BANCORP                                2,500        47,550
AREA BANCSHARES CORPORATION                    1,584        26,675
BANCO BILBAO VIZCAYA ARGENTARI ADR            11,805       154,055
BANCO COMERCIAL PORTUGUES ADR+                 3,754        74,611
BANCO SANTANDER CENTRAL HISPANO SA ADR        34,269       313,561
BANCORPSOUTH INCORPORATED                      1,707        27,670
BANK OF AMERICA CORPORATION                    6,914       425,211
BANK OF NEW YORK COMPANY INCORPORATED          3,307       131,288
BANK ONE CORPORATION                           5,043       174,942
BANKUNITED FINANCIAL CORPORATION+              2,535        32,093
BANNER CORPORATION                             1,740        39,115
BARCLAYS PLC ADR                               2,466       308,250

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
BB&T CORPORATION                               3,342  $    122,919
CENTENNIAL BANCORP                             2,728        22,232
CFS BANCORP INCORPORATED                       2,535        34,983
CHARTER ONE FINANCIAL INCORPORATED             1,817        53,056
CITIGROUP INCORPORATED                        22,797     1,042,962
COMERICA INCORPORATED                          1,136        67,876
COMMUNITY TRUST BANCORP                        1,613        35,857
DIME COMMUNITY BANCSHARES                      1,815        49,422
FIFTH THIRD BANCORP                            3,198       186,443
FIRST REPUBLIC BANK+                           1,037        24,058
FIRST SENTINEL BANCORP INCORPORATED            2,593        32,905
FIRST UNION CORPORATION+                       3,803       130,899
FIRSTFED FINANCIAL CORPORATION+                1,556        45,124
FLAGSTAR BANCORP INCORPORATED                  2,247        49,389
FLEETBOSTON FINANCIAL CORPORATION              4,681       172,401
GOLD BANC CORPORATION INCORPORATED             2,650        19,743
GOLDEN WEST FINANCIAL CORPORATION              1,077        62,326
HAMILTON BANCORP INCORPORATED+                 2,362         8,149
HSBC HOLDINGS PLC ADR                          2,155       128,093
HUNTINGTON BANCSHARES INCORPORATED             1,619        29,433
J P MORGAN CHASE & COMPANY                     8,120       319,928
MELLON FINANCIAL CORPORATION                   2,481        87,455
NATIONAL AUSTRALIA BANK ADR                    3,302       292,689
NATIONAL CITY CORPORATION                        461        14,231
NBT BANCORP INCORPORATED                       1,613        25,937
NORTHERN TRUST CORPORATION                     1,221        69,231
NORTHWEST BANCORP                              2,708        30,330
OCEANFIRST FINANCIAL                           1,498        38,798
PNC FINANCIAL SERVICES GROUP
  INCORPORATED                                   346        23,040
REGIONS FINANCIAL CORPORATION                  1,865        54,831
REPUBLIC BANCORP INCORPORATED                  2,489        35,219
REPUBLIC BANCORP INCORPORATED/KENT             1,786        25,111
REPUBLIC BANCSHARES INCORPORATED+              1,728        31,346
ROYAL BANCSHARES OF PENNSYLVANIA               2,299        45,520
SAN PAOLO IMI SPA ADR                          8,153       204,233
SEACOAST FINANCIAL SERVICES CORPORATION        2,996        47,187
SOUTHTRUST CORPORATION                         2,779        67,696
STATE STREET CORPORATION                       1,621        78,716
SECURITY NAME                               SHARES       VALUE
STERLING FINANCIAL CORPORATION                 1,268        28,086
SUNTRUST BANKS INCORPORATED                      576        39,341
SYNOVUS FINANCIAL CORPORATION                  2,333        71,856
UNION PLANTERS CORPORATION                     1,234        54,913
UNITED COMMUNITY FINANCIAL CORPORATION         2,650        19,663
US BANCORP                                     8,115       196,708
USB HOLDING COMPANY INCORPORATED               1,786        26,254
WASHINGTON MUTUAL INCORPORATED                 1,901        71,173
WELLS FARGO & COMPANY{::}                      8,116       373,417
WEST COAST BANCORPORATION OREGON               2,114        29,511
WESTPAC BANKING CORPORATION ADR                4,660       171,721
                                                      ------------
                                                      $  7,224,728
EATING & DRINKING PLACES
PERCENT OF NET ASSETS                                        0.22%
DARDEN RESTAURANTS INCORPORATED                3,736  $    106,924
MCDONALD'S CORPORATION                         4,031       121,051
TRICON GLOBAL RESTAURANTS INCORPORATED+        1,008        42,961
WENDY'S INTERNATIONAL INCORPORATED             3,869       109,841
                                                      ------------
                                                      $    380,777
EDUCATIONAL SERVICES
PERCENT OF NET ASSETS                                        0.00%
PROSOFTTRAINING.COM+                             576  $        593
                                                      ------------
ELECTRIC GAS & SANITARY SERVICES
PERCENT OF NET ASSETS                                        1.13%
AES CORPORATION+                               2,506  $     82,999
ALLIED WASTE INDUSTRIES INCORPORATED+          2,017        36,568
AMEREN CORPORATION                             1,125        46,406
CALPINE CORPORATION+                           1,152        38,039
CINERGY CORPORATION                            1,421        45,756
CMS ENERGY CORPORATION                         4,091        95,975
CONSTELLATION ENERGY GROUP                     1,163        34,913
DTE ENERGY COMPANY                               905        39,177
DUKE ENERGY CORPORATION                        2,650       104,172
DYNEGY INCORPORATED                            1,037        43,730
EL PASO CORPORATION                            3,785       183,913
ENERGYSOUTH INCORPORATED                       1,613        36,938
ENTERGY CORPORATION                            1,516        58,396
EXELON CORPORATION                               519        28,337
FIRSTENERGY CORPORATION                        1,852        60,912
GPU INCORPORATED                               1,278        48,794
MIDDLESEX WATER COMPANY                        1,095        36,650
MIRANT CORPORATION+                              173         4,956
NIAGARA MOHAWK HOLDINGS INCORPORATED+          4,622        80,608
NISOURCE INCORPORATED                          1,910        48,151

WELLS FARGO OUTLOOK 2010 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
PINNACLE WEST CAPITAL CORPORATION              3,561  $    158,856
PPL CORPORATION                                1,371        59,433
PROGRESS ENERGY INCORPORATED                   1,534        63,952
RELIANT ENERGY INCORPORATED                    2,070        62,224
SEMPRA ENERGY                                  1,984        53,747
SOUTHERN COMPANY                               1,268        29,380
SOUTHWEST WATER COMPANY                        2,305        29,366
SOUTHWESTERN ENERGY COMPANY+                   2,189        27,363
WASTE MANAGEMENT INCORPORATED                  2,132        65,943
WILLIAMS COMPANIES INCORPORATED                2,459        80,040
XCEL ENERGY INCORPORATED                       5,660       155,084
                                                      ------------
                                                      $  1,940,778
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT
COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                        3.62%
ADC TELECOMMUNICATIONS INCORPORATED+           4,231  $     18,489
ADVANCED MICRO DEVICES INCORPORATED+           1,758        23,821
ALCATEL ADR                                   11,496       179,338
ALPHA INDUSTRIES INCORPORATED+                   634        20,136
ALTERA CORPORATION+                            1,929        54,784
AMERICAN POWER CONVERSION CORPORATION+         1,742        24,092
ANALOG DEVICES INCORPORATED+                   1,646        78,646
APPLIED MICRO CIRCUITS CORPORATION+            1,613        23,018
ASTROPOWER INCORPORATED+                         403        14,141
ATMEL CORPORATION+                             1,671        16,025
AWARE INCORPORATED+                            1,037         5,714
BROADCOM CORPORATION+                          1,095        35,204
C-COR ELECTRONICS INCORPORATED+                1,613        13,581
CANON INCORPORATED ADR                         4,448       135,308
CELERITEK INCORPORATED+                          749        11,422
CERADYNE INCORPORATED+                           403         2,902
CHARTERED SEMICONDUCTOR MANUFACTURING
  ADR+                                         1,481        39,676
CIENA CORPORATION+                               724        12,395
COBRA ELECTRONICS CORPORATION+                 1,498         9,887
COMVERSE TECHNOLOGY INCORPORATED+                841        21,143
CONEXANT SYSTEMS INCORPORATED+                 1,296        15,435
DIODES INCORPORATED+                             346         3,010
ECHOSTAR COMMUNICATIONS CORPORATION+           3,103        87,380
EMCORE CORPORATION+                              115         1,743
EMERSON ELECTRIC COMPANY                       1,383        74,129
SECURITY NAME                               SHARES       VALUE
EMS TECHNOLOGIES INCORPORATED+                   807  $     12,307
EVERCEL INCORPORATED+                          1,210         1,331
GENERAL ELECTRIC COMPANY                      38,536     1,579,205
HI/FN INCORPORATED+                              807         7,594
HUTCHINSON TECHNOLOGY INCORPORATED+              864        16,312
INRANGE TECHNOLOGIES CORPORATION+              1,210        10,164
INTEL CORPORATION                             29,725       831,111
INTER-TEL INCORPORATED                         1,210        19,360
INTERDIGITAL COMMUNICATIONS CORPORATION+         864         7,785
INTERVOICE-BRITE INCORPORATED+                 1,383        15,642
JDS UNIPHASE CORPORATION+                      8,673        61,145
JNI CORPORATION+                               1,095         6,033
KFORCE INCORPORATED+                             518         2,745
KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS
  NV ADR                                       6,429       172,104
LIGHTPATH TECHNOLOGIES INCORPORATED+             634         2,339
LINEAR TECHNOLOGY CORPORATION                  1,465        60,182
LSI LOGIC CORPORATION+                         1,589        32,177
LUCENT TECHNOLOGIES INCORPORATED+             17,356       118,368
MACKIE DESIGNS INCORPORATED+                   1,383         6,777
MATSUSHITA ELECTRIC INDUSTRIES COMPANY
  LIMITED ADR                                 10,331       155,585
MAXIM INTEGRATED PRODUCTS INCORPORATED+        1,348        62,291
MAXWELL TECHNOLOGIES INCORPORATED+               634         9,161
MAYTAG CORPORATION                               993        30,515
MCDATA CORPORATION+                              273         3,898
MICRON TECHNOLOGY INCORPORATED+                2,641        99,328
MOLEX INCORPORATED                             1,148        36,242
MOTOROLA INCORPORATED                         12,583       218,944
MRV COMMUNICATIONS INCORPORATED+                 691         2,812
NATIONAL SEMICONDUCTOR CORPORATION+            1,107        36,586
NETWORK APPLIANCE INCORPORATED+                1,622        21,021
NOKIA CORPORATION ADR                         12,891       202,904
NORTEL NETWORKS CORPORATION+                  16,205       101,443
NOVELLUS SYSTEMS INCORPORATED+                   876        38,816
NVIDIA CORPORATION+                              115         9,742
OPENWAVE SYSTEMS INCORPORATED+                 1,700        27,268
OPTICAL COMMUNICATION PRODUCTS
  INCORPORATED+                                1,786         7,001

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
PARLEX CORPORATION+                              230  $      2,657
PCD INCORPORATED+                                230           771
PECO II INCORPORATED+                            749         4,164
PIONEER CORPORATION ADR                        5,760       113,184
QLOGIC CORPORATION+                              691        20,737
QUALCOMM INCORPORATED+                         3,553       209,094
RAMBUS INCORPORATED+                             461         2,872
RF MICRO DEVICES INCORPORATED+                   749        19,070
SAGE INCORPORATED+                             1,383        24,866
SANMINA CORPORATION+                           1,763        31,752
SCIENTIFIC-ATLANTA INCORPORATED                  944        19,390
SIGNAL TECHNOLOGY CORPORATION+                 1,901        15,588
SONY CORPORATION ADR                           2,716       121,948
SPECTRUM CONTROL INCORPORATED+                 1,556         7,858
TELECORP PCS INCORPORATED+                       807        10,895
TELFONAKRIEBOLAGET LM ERICSSON ADR            31,432       156,531
TELLABS INCORPORATED+                          1,902        25,335
TEXAS INSTRUMENTS INCORPORATED                 9,433       312,232
TURNSTONE SYSTEMS INCORPORATED+                  576         2,074
UQM TECHNOLOGIES INCORPORATED+                 2,017         9,540
VIRATA CORPORATION+                              634         7,488
VITESSE SEMICONDUCTOR CORPORATION+               970        14,162
WHIRLPOOL CORPORATION                            547        36,113
XILINK INCORPORATED+                           1,554        60,668
ZOLTEK COMPANY INCORPORATED+                   2,074         7,549
                                                      ------------
                                                      $  6,184,195
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES
PERCENT OF NET ASSETS                                        0.31%
AMYLIN PHARMACEUTICALS INCORPORATED+           1,613  $     11,646
APPLERA CORPORATION-CELERA GENOMICS
  GROUP+                                         461        12,240
BIO-TECHNOLOGY GENERAL CORPORATION+            3,169        30,106
CDI CORPORATION+                               1,268        22,317
CHARLES RIVER ASSOCIATES INCORPORATED+           979        15,664
DELTAGEN INCORPORATED+                           230         1,578
DUN & BRADSTREET CORPORATION+                  1,181        39,398
EXELIXIS INCORPORATED+                         1,037        17,401
FIRST CONSOLTING GROUP INCORPORATED+             807         7,465
FLUOR CORPORATION                              2,582       117,041
HALLIBURTON COMPANY                            2,452        68,313
ISIS PHARMACEUTICALS INCORPORATED+             1,440        23,472
SECURITY NAME                               SHARES       VALUE
MOODY'S CORPORATION                            1,671  $     57,466
PAYCHEX INCORPORATED                           2,093        77,588
PER-SE TECHNOLOGIES INCORPORATED+                576         4,844
TRANKARYOTIC THERAPIES INCORPORATED+             634        19,369
                                                      ------------
                                                      $    525,908
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT
PERCENT OF NET ASSETS                                        0.15%
COOPER INDUSTRIES INCORPORATED                   734  $     41,214
CROWN CORK & SEAL COMPANY INCORPORATED+        5,424        18,713
FORTUNE BRANDS INCORPORATED                      859        32,857
ILLINOIS TOOL WORKS INCORPORATED               1,649       103,079
LOCKHEED MARTIN CORPORATION                    1,210        48,231
MASCO CORPORATION                                461        11,903
                                                      ------------
                                                      $    255,997
FOOD & KINDRED PRODUCTS
PERCENT OF NET ASSETS                                        1.45%
ANHEUSER-BUSCH COMPANIES INCORPORATED          2,299  $     98,949
ARCHER DANIELS MIDLAND COMPANY                 4,232        56,829
CADBURY SCHWEPPES PLC ADR                      8,259       223,983
CAMPBELL SOUP COMPANY                            864        24,356
COCA-COLA COMPANY                              8,120       395,200
COCA-COLA ENTERPRISES INCORPORATED             2,446        37,106
CONAGRA FOODS INCORPORATED                       979        22,468
DIAGEO PLC ADR                                11,595       470,641
GENERAL MILLS INCORPORATED                       403        17,869
HERCULES INCORPORATED+                         2,615        29,550
HERSHEY FOODS CORPORATION                        951        61,320
J&J SNACK FOODS CORPORATION+                   1,095        24,692
KELLOGG COMPANY                                  461        14,747
KIRIN BREWERY COMPANY LIMITED ADR              3,280       251,648
LVMH MOET HENNESSY LOUIS VUITTON ADR          14,540       142,492
M&F WORLDWIDE CORPORATION+                     2,593        14,599
NATIONAL BEVERAGE CORPORATION+                 2,823        29,359
PEET'S COFFEE & TEA INCORPORATED+              1,325        11,263
PEPSICO INCORPORATED                           7,050       331,344
RALSTON PURINA GROUP                           1,837        60,033
SANDERSON FARMS INCORPORATED                   2,593        35,991

WELLS FARGO OUTLOOK 2010 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
SARA LEE CORPORATION                           2,477  $     54,494
WM WRIGLEY JR COMPANY                          1,474        73,906
                                                      ------------
                                                      $  2,482,839
FOOD STORES
PERCENT OF NET ASSETS                                        0.41%
ALBERTSON'S INCORPORATED                         173  $      6,053
COLES MYER LIMITED ADR                         2,928        88,426
ITO-YOKADO COMPANY LIMITED ADR                 4,079       156,348
KONINKLIJKE AHOLD NV ADR                       8,388       253,989
KROGER COMPANY+                                2,535        67,482
STARBUCKS CORPORATION+                         2,461        41,517
WINN-DIXIE STORES INCORPORATED+                3,658        82,122
                                                      ------------
                                                      $    695,937
FURNITURE & FIXTURES
PERCENT OF NET ASSETS                                        0.09%
JOHNSON CONTROLS INCORPORATED                    671  $     49,151
LEGGETT & PLATT                                2,068        48,639
NEWELL RUBBERMAID INCORPORATED                 1,565        35,838
ROCKWELL COLLINS                                 922        18,735
                                                      ------------
                                                      $    152,363
GENERAL MERCHANDISE STORES
PERCENT OF NET ASSETS                                        0.76%
DOLLAR GENERAL CORPORATION                     2,179  $     37,588
FEDERATED DEPARTMENT STORES
  INCORPORATED+                                1,125        40,849
FRED'S INCORPORATED                            1,080        31,061
HOMEBASE INCORPORATED+                         4,321         8,167
J C PENNEY & COMPANY                           1,650        39,600
KMART CORPORATION+                             3,360        33,734
MAY DEPARTMENT STORES COMPANY                    576        19,382
SEARS ROEBUCK & COMPANY                          288        12,312
TARGET CORPORATION                             4,181       144,872
TJX COMPANIES INCORPORATED                     1,772        62,197
WAL-MART STORES INCORPORATED                  18,069       868,214
                                                      ------------
                                                      $  1,297,976
HEALTH SERVICES
PERCENT OF NET ASSETS                                        0.19%
AMERICA SERVICE GROUP INCORPORATED+              922  $      8,851
CRYOLIFE INCORPORATED+                         1,210        43,282
HCA INCORPORATED                               1,440        65,866
HEALTHSOUTH CORPORATION+                       3,347        60,514
HUMAN GENOME SCIENCES INCORPORATED+              519        23,293
IMMUNOMEDICS INCORPORATED+                       749        10,958
TENET HEALTHCARE CORPORATION+                    749        41,510
SECURITY NAME                               SHARES       VALUE
TRIAD HOSPITALS INCORPORATED+                  1,834  $     66,299
                                                      ------------
                                                      $    320,573
HOLDING & OTHER INVESTMENT OFFICES
PERCENT OF NET ASSETS                                        0.11%
CAPSTEAD MORTGAGE CORPORATION                  1,008  $     24,303
CROWN AMERICAN REALTY                          8,066        67,028
HEADWATERS INCORPORATED+                       1,671        16,526
THORNBURG MORTGAGE INCORPORATED                2,305        36,142
WINSTON HOTELS INCORPORATED                    5,070        50,244
                                                      ------------
                                                      $    194,243
HOME FURNITURE FURNISHINGS & EQUIPMENT STORES
PERCENT OF NET ASSETS                                        0.11%
BED BATH & BEYOND INCORPORATED+                1,867  $     53,863
BEST BUY COMPANY INCORPORATED+                 1,210        71,366
CIRCUIT CITY STORES                            1,387        23,163
GUITAR CENTER INCORPORATED+                    1,268        17,689
RADIOSHACK CORPORATION                         1,072        25,085
TWEETER HOME ENTERTAINMENT GROUP
  INCORPORATED+                                  173         4,432
                                                      ------------
                                                      $    195,598
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES
PERCENT OF NET ASSETS                                        0.15%
CRESTLINE CAPITAL CORPORATION+                 3,100  $     94,860
HILTON HOTELS CORPORATION                      4,206        53,458
MARRIOTT INTERNATIONAL INCORPORATED
  CLASS A                                      2,561       112,300
                                                      ------------
                                                      $    260,618
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                        2.22%
AMERICAN STANDARD COMPANIES
  INCORPORATED+                                1,046  $     73,063
APPLE COMPUTER INCORPORATED+                   1,792        33,242
APPLIED MATERIALS INCORPORATED+                4,068       175,290
BAKER HUGHES INCORPORATED                      2,184        71,941
BLACK & DECKER CORPORATION                       758        29,812
CATERPILLAR INCORPORATED                         691        34,550
CISCO SYSTEMS INCORPORATED+                   31,524       514,786
COMPAQ COMPUTER CORPORATION                    7,702        95,120
DATARAM CORPORATION+                             288         2,053
DELL COMPUTER CORPORATION+                    12,413       265,390

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
DOVER CORPORATION                              1,275  $     45,798
EATON CORPORATION                                483        34,742
ELECTROGLAS INCORPORATED+                      1,037        17,079
EMC CORPORATION+                              10,488       162,145
EMULEX CORPORATION+                              346         5,505
EXTENDED SYSTEMS INCORPORATED+                   230           943
GATEWAY INCORPORATED+                          1,769        15,868
GLOBAL IMAGING SYSTEMS INCORPORATED+           1,440        23,040
HEWLETT-PACKARD COMPANY                        8,588       199,327
HITACHI LIMITED ADR                            1,984       158,819
IBM CORPORATION                                8,097       809,700
JABIL CIRCUIT INCORPORATED+                      979        22,625
JUNIPER NETWORKS INCORPORATED+                   749        10,486
KADANT INCORPORATED+                             168         2,327
LEXMARK INTERNATIONAL INCORPORATED+              711        37,008
MAKITA CORPORATION ADR                         4,133        25,418
MINNESOTA MINING & MANUFACTURING COMPANY       1,728       179,885
NEC CORPORATION ADR                           15,247       188,590
NYFIX INCORPORATED+                            1,095        17,312
PALL CORPORATION                               4,049        90,536
PALM INCORPORATED+                             2,763         9,892
PARKER-HANNIFIN CORPORATION                      828        36,432
PITNEY BOWES INCORPORATED                      1,337        58,146
PROCOM TECHNOLOGY INCORPORATED+                  749         6,891
QUALSTAR CORPORATION+                            634         3,170
RAINBOW TECHNOLOGIES INCORPORATED+                58           264
RIVERSTONE NETWORKS INCORPORATED+                651         6,168
SAFEGUARD SCIENTIFICS INCORPORATED+              173           552
SOLECTRON CORPORATION+                         3,195        43,452
STANLEY WORKS                                  3,175       133,001
SYMBOL TECHNOLOGIES INCORPORATED               1,037        14,000
UNITED TECHNOLOGIES CORPORATION                1,989       136,048
                                                      ------------
                                                      $  3,790,416
INSURANCE AGENTS BROKERS & SERVICE
PERCENT OF NET ASSETS                                        0.10%
AON CORPORATION                                1,637  $     60,815
MARSH & MCLENNAN COMPANIES INCORPORATED        1,249       116,032
                                                      ------------
                                                      $    176,847
INSURANCE CARRIERS
PERCENT OF NET ASSETS                                        1.91%
AEGON NV ADR                                   6,140  $    185,428
AETNA INCORPORATED+                            1,172        35,043
SECURITY NAME                               SHARES       VALUE
AFLAC INCORPORATED                               864  $     23,777
ALLSTATE CORPORATION                           2,247        76,241
AMERICAN INTERNATIONAL GROUP
  INCORPORATED                                10,252       801,700
AMERICAN MEDICAL SECURITY GROUP+               2,535        17,111
AXA ADR                                       12,961       357,076
CIGNA CORPORATION                                876        78,840
CINCINNATI FINANCIAL CORPORATION               1,485        59,400
COBALT CORPORATION                             3,342        22,960
CONSECO INCORPORATED+                          1,210        11,108
HARTFORD FINANCIAL SERVICES GROUP                403        26,114
ING GROUP NV ADR                               4,916       155,739
JEFFERSON-PILOT CORPORATION                    1,485        69,082
LINCOLN NATIONAL CORPORATION                   1,419        70,751
LOEWS CORPORATION                              1,421        69,373
MBIA INCORPORATED                              1,205        65,082
METLIFE INCORPORATED                           2,305        70,303
MGIC INVESTMENT CORPORATION                      826        57,737
MIIX GROUP INCORPORATED                        1,786        19,825
OXFORD HEALTH PLANS INCORPORATED+              1,602        48,028
PENN TREATY AMERICAN CORPORATION+              1,498         5,243
PICO HOLDINGS INC+                             1,383        19,971
PROASSURANCE CORPORATION+                        982        17,755
PROGRESSIVE CORPORATION                          533        68,901
SAFECO CORPORATION                             1,210        36,397
ST PAUL COMPANIES INCORPORATED                 1,642        69,013
TOKIO MARINE & FIRE INSURANCE COMPANY
  ADR                                          9,028       470,449
TORCHMARK CORPORATION                          1,632        68,936
UNITEDHEALTH GROUP INCORPORATED                1,095        74,526
UNUMPROVIDENT CORPORATION                      1,932        54,135
WELLPOINT HEALTH NETWORKS INCORPORATED+          599        63,782
                                                      ------------
                                                      $  3,269,826
JUSTICE PUBLIC ORDER & SAFETY
PERCENT OF NET ASSETS                                        0.02%
WACKENHUT CORRECTIONS CORPORATION+             2,305  $     30,541
                                                      ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE
PERCENT OF NET ASSETS                                        0.08%
CHAMPION ENTERPRISES INCORPORATED+             8,273  $     86,867
GEORGIA-PACIFIC GROUP                          1,239        45,273
                                                      ------------
                                                      $    132,140

WELLS FARGO OUTLOOK 2010 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC
MEDICAL & OPTICAL GOODS
PERCENT OF NET ASSETS                                        1.02%
AGILENT TECHNOLOGIES INCORPORATED+             3,439  $     91,134
ALLERGAN INCORPORATED                            846        61,124
APPLERA CORPORATION-APPLIED BIOSYSTEMS
  GROUP                                        1,109        27,736
BAUSCH & LOMB INCORPORATED                       778        28,296
BAXTER INTERNATIONAL INCORPORATED              1,959       101,084
BECTON DICKINSON & COMPANY                     1,627        58,458
BIOMET INCORPORATED                            2,043        56,448
BIOSPHERE MEDICAL INCORPORATED+                  979        11,004
BNS COMPANY+                                     104           319
BOSTON SCIENTIFIC CORPORATION+                 2,518        48,094
CREDENCE SYSTEMS CORPORATION+                    259         4,372
CYBEROPTICS CORPORATION+                         922        10,603
DANAHER CORPORATION                              903        50,180
EASTMAN KODAK COMPANY                            691        30,867
ENERGY CONVERSION DEVICES INCORPORATED+          403         7,629
FUJI PHOTO FILM ADR                            3,348       124,713
GENRAD INCORPORATED+                           1,152         6,094
GUIDANT CORPORATION+                           1,572        56,781
HYCOR BIOMEDICAL INCORPORATED+                 1,037         5,164
II-VI INCORPORATED+                              864        13,366
INTEGRA LIFESCIENCES HOLDINGS
  CORPORATION+                                   346         9,345
INTEST CORPORATION+                              461         2,582
KEITHLEY INSTRUMENTS INCORPORATED                461         9,179
KLA-TENCOR CORPORATION+                        1,004        49,337
MEDTRONIC INCORPORATED                         5,202       236,899
MILLIPORE CORPORATION                          1,049        66,559
OYO GEOSPACE CORPORATION+                        576         8,640
PERKINELMER INCORPORATED                       1,490        47,799
PHARMANETICS INCORPORATED+                     1,440        11,520
PHOTON DYNAMICS INCORPORATED+                    576        20,713
PINNACLE SYSTEMS INCORPORATED+                   979         5,287
Q-MED INCORPORATED+                              576         8,179
RAYTHEON COMPANY                                 634        16,668
RICOH COMPANY LIMITED ADR                      1,757       142,995
SPECTRX INCORPORATED+                          1,613        12,178
ST JUDE MEDICAL INCORPORATED+                  1,187        81,666
SECURITY NAME                               SHARES       VALUE
STRYKER CORPORATION                              461  $     25,277
TEKTRONIX INCORPORATED+                        1,540        30,092
TERADYNE INCORPORATED+                           989        32,419
THERMO ELECTRON CORPORATION+                   2,749        59,571
TRIMBLE NAVIGATION LIMITED+                      922        15,213
VEECO INSTRUMENTS INCORPORATED+                  230         6,725
WATERS CORPORATION+                              581        19,249
WHITE ELECTRONIC DESIGNS CORPORATION+          1,498         5,483
XEROX CORPORATION+                             3,539        32,559
                                                      ------------
                                                      $  1,749,600
METAL MINING
PERCENT OF NET ASSETS                                        0.30%
BARRICK GOLD CORPORATION                       2,816  $     45,112
FREEPORT-MCMORAN COOPER & GOLD
  INCORPORATED+                                4,800        59,424
INCO LIMITED CORPORATION+                      3,197        53,134
NEWMONT MINING CORPORATION                     1,447        30,011
PHELPS DODGE CORPORATION                         457        18,006
PLACER DOME INCORPORATED                       9,400       103,870
RIO TINTO PLC ADR                              2,766       202,471
                                                      ------------
                                                      $    512,028
MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS
PERCENT OF NET ASSETS                                        0.02%
VULCAN MATERIALS COMPANY                         868  $    $41,673
                                                      ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
PERCENT OF NET ASSETS                                        0.35%
EQUITY MARKETING INCORPORATED+                   807  $     10,895
HASBRO INCORPORATED                            4,019        69,689
MATTEL INCORPORATED                            2,657        47,799
NANOPHASE TECHNOLOGIES COMPANY+                1,210         7,212
STEINWAY MUSICAL INSTRUMENTS+                  1,037        17,940
TIFFANY & COMPANY                              1,129        35,168
TYCO INTERNATIONAL LIMITED                     7,723       401,210
                                                      ------------
                                                      $    589,913
MISCELLANEOUS RETAIL
PERCENT OF NET ASSETS                                        0.27%
AMAZON.COM INCORPORATED+                       1,069  $      9,557
COSTCO WHOLESALE CORPORATION+                  2,260        84,547
CVS CORPORATION                                1,498        54,093
FINLAY ENTERPRISES INCORPORATED+               1,210        13,673
OFFICE DEPOT INCORPORATED+                     2,820        39,198
STAPLES INCORPORATED+                          2,764        41,598
TOYS R US INCORPORATED+                        1,591        38,073
WALGREEN COMPANY                               4,435       152,342

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
WORLD FUEL SERVICES CORPORATION                2,247  $     27,863
                                                      ------------
                                                      $    460,944
MOTION PICTURES
PERCENT OF NET ASSETS                                        0.13%
WALT DISNEY COMPANY                            9,023  $    229,455
                                                      ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
PERCENT OF NET ASSETS                                        0.01%
USA TRUCK INCORPORATED+                        1,844  $     15,121
                                                      ------------
NONDEPOSITORY CREDIT INSTITUTIONS
PERCENT OF NET ASSETS                                        0.75%
AMERICAN EXPRESS COMPANY                       5,475  $    199,400
CAPITAL ONE FINANCIAL CORPORATION              1,144        63,618
CHARTER MUNICIPAL MORTGAGE ACCEPTANCE
  COMPANY                                      2,477        38,839
COUNTRYWIDE CREDIT INDUSTRIES
  INCORPORATED                                 1,438        59,677
FHLMC                                          3,054       192,036
FNMA                                           4,277       325,950
HOUSEHOLD INTERNATIONAL INCORPORATED           1,671        98,756
MBNA CORPORATION                               4,310       149,816
MICROFINANCIAL INCORPORATED                    1,383        18,560
NEXTCARD INCORPORATED+                         1,095         9,778
PROVIDIAN FINANCIAL CORPORATION                1,448        56,559
USA EDUCATION INCORPORATED                       913        72,319
                                                      ------------
                                                      $  1,285,308
OIL & GAS EXTRACTION
PERCENT OF NET ASSETS                                        1.24%
ANADARKO PETROLEUM CORPORATION                 1,427  $     73,847
APACHE CORPORATION                               932        43,739
BURLINGTON RESOURCES INCORPORATED              1,378        52,364
DEVON ENERGY CORPORATION                       1,085        50,203
DEVX ENERGY INCORPORATED+                      1,556         9,336
ENI SPA ADR                                    2,120       142,888
ENRON CORPORATION                              3,403       119,071
KERR-MCGEE CORPORATION                           638        37,266
MARINE DRILLING COMPANY INCORPORATED+          1,152        14,861
NABORS INDUSTRIES INCORPORATED+                  173         4,242
NOBLE DRILLING CORPORATION+                    3,519        95,717
OCCIDENTAL PETROLEUM CORPORATION               2,192        60,324
OSCA INCORPORATED+                             1,440        23,832
REPSOL SA ADR                                  7,144       120,805
SECURITY NAME                               SHARES       VALUE
ROWAN COMPANIES INCORPORATED+                  1,325  $     20,604
SCHLUMBERGER LIMITED                           2,728       133,672
TOTAL FINA ELF ADR                            14,311     1,056,867
TRANSOCEAN SEDCO FOREX                         1,870        54,043
                                                      ------------
                                                      $  2,113,681
PAPER & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                        0.33%
ASTRONICS CORPORATION+                           173  $      2,422
BOISE CASCADE CORPORATION                      3,700       135,790
INTERNATIONAL PAPER COMPANY                    1,440        57,773
KIMBERLY-CLARK CORPORATION                     2,189       135,827
MEAD CORPORATION                                 827        27,489
TEMPLE-INLAND INCORPORATED                     1,870       109,133
WESTVACO CORPORATION                           1,966        59,865
WILLAMETTE INDUSTRIES INCORPORATED               732        35,502
                                                      ------------
                                                      $    563,801
PERSONAL SERVICES
PERCENT OF NET ASSETS                                        0.15%
CINTAS CORPORATION                             2,430  $    113,141
CPI CORPORATION                                  807        15,325
G & K SERVICES INCORPORATED                    1,095        30,605
H&R BLOCK INCORPORATED                         1,600        62,256
UNIFIRST CORPORATED                            1,959        32,617
                                                      ------------
                                                      $    253,944
PETROLEUM REFINING & RELATED INDUSTRIES
PERCENT OF NET ASSETS                                        1.58%
AMERADA HESS CORPORATION                         867  $     67,375
BP PLC ADR                                     6,632       337,436
CHEVRON CORPORATION                            3,185       289,039
CONOCO INCORPORATED CLASS B                    3,613       107,017
EXXON MOBIL CORPORATION                       28,994     1,164,109
PHILLIPS PETROLEUM COMPANY                       173         9,948
ROYAL DUTCH PETROLEUM COMPANY                  7,654       433,446
TEXACO INCORPORATED                            2,513       175,030
UNOCAL CORPORATION                             1,582        55,845
USX-MARATHON GROUP INCORPORATED                2,161        68,093
                                                      ------------
                                                      $  2,707,338
PRIMARY METAL INDUSTRIES
PERCENT OF NET ASSETS                                        0.40%
ALCAN INCORPORATED                             1,389  $     50,448
ALCOA INCORPORATED                             3,860       147,143
ALLEGHENY TECHNOLOGIES INCORPORATED            4,338        80,253
ENGELHARD CORPORATION                          4,123       107,734
GENERAL CABLE CORPORATION                        749        11,340
KUBOTA CORPORATION ADR                         3,781       260,889
NUCOR CORPORATION                                518        25,175
OREGON STEEL MILLS INCORPORATED+                 346         2,560
                                                      ------------
                                                      $   $685,542

WELLS FARGO OUTLOOK 2010 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES
PERCENT OF NET ASSETS                                        0.71%
DOW JONES & COMPANY INCORPORATED                 725  $     39,788
ELSEVIER NV ADR                               11,201       282,265
GANNETT COMPANY INCORPORATED                     634        39,092
KNIGHT-RIDDER INCORPORATED                       808        48,965
MCGRAW-HILL COMPANIES INCORPORATED               288        17,064
NEW YORK TIMES COMPANY                         1,281        54,763
NEWS CORPORATION LIMITED ADR                   2,501        81,508
RR DONNELLEY & SONS COMPANY                    4,411       131,536
TRIBUNE COMPANY                                1,768        69,695
VIACOM INCORPORATED+                           7,981       338,394
VIVENDI UNIVERSAL SA ADR                       2,028       110,952
                                                      ------------
                                                      $  1,214,022
RAILROAD TRANSPORTATION
PERCENT OF NET ASSETS                                        0.11%
BURLINGTON NORTHERN SANTA FE CORPORATION         346  $      9,380
CSX CORPORATION                                1,909        67,464
KANSAS CITY SOUTHERN INDUSTRIES
  INCORPORATED+                                2,495        32,435
NORFOLK SOUTHERN CORPORATION                   2,936        54,668
UNION PACIFIC CORPORATION                        403        21,468
                                                      ------------
                                                      $    185,415
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
PERCENT OF NET ASSETS                                        0.06%
GOODYEAR TIRE & RUBBER COMPANY                   936  $     22,932
NIKE INCORPORATED                              1,037        51,850
SEALED AIR CORPORATION+                          637        25,595
                                                      ------------
                                                      $    100,377
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES
PERCENT OF NET ASSETS                                        0.52%
BEAR STEARNS COMPANIES INCORPORATED              793  $     41,387
CHARLES SCHWAB CORPORATION                     6,197        77,215
FIRST ALBAY COMPANY INCORPORATED                  60           486
FRANKLIN RESOURCES INCORPORATED                1,475        60,519
FRIEDMAN, BILLINGS, RAMSEY GROUP
  INCORPORATED+                                  922         6,085
LEHMAN BROTHERS HOLDING INCORPORATED           1,337        87,774
MERRILL LYNCH & COMPANY INCORPORATED           3,727       192,313
MORGAN STANLEY DEAN WITTER & COMPANY           6,193       330,397
SECURITY NAME                               SHARES       VALUE
STILWELL FINANCIAL INCORPORATED                1,626  $     46,504
T. ROWE PRICE GROUP INCORPORATED               1,051        39,297
                                                      ------------
                                                      $    881,977
STONE CLAY GLASS & CONCRETE PRODUCTS
PERCENT OF NET ASSETS                                        0.21%
CORNING INCORPORATED+                          4,554  $     54,694
HANSON PLC ADR                                 7,079       274,736
OWENS-ILLINOIS INCORPORATED+                   3,813        21,086
                                                      ------------
                                                      $    350,516
TOBACCO PRODUCTS
PERCENT OF NET ASSETS                                        0.33%
PHILIP MORRIS COMPANIES INCORPORATED           9,391  $    445,133
UST INCORPORATED                               3,830       126,390
                                                      ------------
                                                      $    571,523
TRANSPORTATION BY AIR
PERCENT OF NET ASSETS                                        0.25%
AMR CORPORATION+                               1,318  $     42,163
FEDEX CORPORATION+                             3,668       154,423
JAPAN AIRLINES COMPANY LIMITED ADR            25,939       153,066
NORTHWEST AIRLINES CORPORATION+                  826        17,412
SOUTHWEST AIRLINES COMPANY                     2,189        39,161
US AIRWAYS GROUP INCORPORATED+                 1,220        15,494
                                                      ------------
                                                      $    421,719
TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                        1.37%
BOEING COMPANY                                 4,048  $    207,258
DAIMLERCHRYSLER AG                            11,585       509,161
DANA CORPORATION                               1,147        22,481
DELPHI AUTOMOTIVE SYSTEMS CORPORATION          1,440        21,586
FIAT SPA ADR                                   6,087       141,523
FORD MOTOR COMPANY                             7,893       156,834
GENERAL DYNAMICS CORPORATION                     519        40,980
GENERAL MOTORS CORPORATION                     2,247       123,023
GENUINE PARTS COMPANY                          1,192        36,666
GOODRICH CORPORATION                             965        30,928
HARLEY-DAVIDSON INCORPORATED                   1,728        83,964
HONDA MOTOR COMPANY LIMITED ADR                2,250       164,250
HONEYWELL INTERNATIONAL INCORPORATED           3,572       133,093
ITT INDUSTRIES INCORPORATED                    2,459       111,024
NAVISTAR INTERNATIONAL CORPORATION+            1,432        49,075
NORTHROP GRUMMAN CORPORATION                     650        53,300
PACCAR INCORPORATED                              733        40,535

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
ROCKWELL INTERNATIONAL CORPORATION               922  $     14,798
TOYOTA MOTOR CORPORATION ADR                   5,906       360,856
TRW INCORPORATED                               1,103        38,826
                                                      ------------
                                                      $  2,340,161
TRANSPORTATION SERVICES
PERCENT OF NET ASSETS                                        0.04%
EXPEDIA INCORPORATED+                            173  $      6,463
PEGASUS SOLUTIONS INCORPORATED+                  807        10,491
SABRE HOLDINGS CORPORATION+                    1,024        43,192
                                                      ------------
                                                      $     60,146
WATER TRANSPORTATION
PERCENT OF NET ASSETS                                        0.10%
CARNIVAL CORPORATION                           5,305  $    165,940
                                                      ------------
WHOLESALE TRADE-DURABLE GOODS
PERCENT OF NET ASSETS                                        0.83%
GRAINGER (W W) INCORPORATED                      780  $     33,002
JOHNSON & JOHNSON                             12,762       672,684
KYOCERA CORPORATION ADR                        1,422        95,288
MITSUBISHI CORPORATION ADR                    11,884       197,732
MITSUI & COMPANY LIMITED ADR                   1,593       219,270
NISSAN MOTOR COMPANY LIMITED ADR+             14,178       164,465
NUMEREX CORP+                                  1,844        12,023
PERFORMANCE TECHNOLOGIES INCORPORATED+           749         9,834
VISTEON CORPORATION                            1,297        22,179
                                                      ------------
                                                      $  1,426,477
WHOLESALE TRADE-NONDURABLE GOODS
PERCENT OF NET ASSETS                                        0.46%
BROWN-FORMAN CORPORATION                         529  $    $34,121
CARDINAL HEALTH INCORPORATED                   2,214       161,489
ENESCO GROUP INCORPORATED+                     2,247        12,471
MAUI LAND & PINEAPPLE COMPANY+                 1,268        33,729
MCKESSON CORPORATION                           1,839        72,181
NASH-FINCH COMPANY                             2,074        73,005
SAFEWAY INCORPORATED+                          2,477       111,737
SUPERVALU INCORPORATED                         3,430        71,961
SYSCO CORPORATION                              2,017        56,516
TRISTAR CORPORATION+                           2,881         4,869
UNILEVER NV ADR                                2,650       161,889
                                                      ------------
                                                      $    793,968
TOTAL COMMON STOCK
(COST $72,045,315)                                    $ 69,460,687
SECURITY NAME                               SHARES       VALUE

REAL ESTATE INVESTMENT TRUST
PERCENT OF NET ASSETS                                        0.15%
ALEXANDRIA REAL ESTATE EQUITIES
  INCORPORATED                                 1,210  $     48,388
AMRESCO CAPITAL                                2,189         2,955
KOGER EQUITY INCORPORATED                      2,477        42,728
KONOVER PROPERTY TRUST                         5,934        11,749
MID-AMERICA APARTMENT COMMUNITIES
  INCORPORATED                                 1,901        49,046
PARKWAY PROPERTIES INCORPORATED                1,383        44,284
WASHINGTON REAL ESTATE INVESTMENT TRUST        2,593        63,165
                                                      ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(COST $282,514)                                       $    262,315
RATE MATURITY                             PRINCIPAL
U.S. TREASURY OBLIGATIONS
PERCENT OF NET ASSETS                                       56.71%
US TREASURY BONDS
 6.13%,   08/31/02                        $1,700,000  $  1,746,152
 6.25%,   08/31/02                         1,200,000     1,234,126
 5.88%,   09/30/02                         1,300,000     1,334,684
 6.00%,   09/30/02                           600,000       616,640
 5.75%,   10/31/02                         1,800,000     1,848,235
 11.63%,  11/15/02                           300,000       328,559
 5.63%,   11/30/02                           600,000       616,078
 5.75%,   11/30/02                         1,100,000     1,131,023
 5.13%,   12/31/02                           600,000       613,172
 5.63%,   12/31/02                           900,000       925,523
 4.75%,   01/31/03                           700,000       712,305
 5.50%,   01/31/03                           800,000       822,187
 6.25%,   02/15/03                         1,800,000     1,869,259
 10.75%,  02/15/03                           200,000       220,188
 4.63%,   02/28/03                           700,000       711,320
 5.50%,   02/28/03                         1,300,000     1,337,476
 5.50%,   03/31/03                         1,400,000     1,441,945
 5.75%,   04/30/03                         2,100,000     2,173,664
 10.75%,  05/15/03                           600,000       670,313
 5.50%,   05/31/03                           700,000       722,559
 5.38%,   06/30/03                         2,300,000     2,372,144
 5.25%,   08/15/03                         2,700,000     2,781,737
 5.75%,   08/15/03                         1,700,000     1,767,203
 11.13%,  08/15/03                           200,000       227,703
 4.25%,   11/15/03                         1,000,000     1,010,898
 11.88%,  11/15/03                           900,000     1,052,719
 4.75%,   02/15/04                           800,000       817,313
 5.88%,   02/15/04                         2,000,000     2,095,312
 5.25%,   05/15/04                         2,500,000     2,586,720
 7.25%,   05/15/04                         1,200,000     1,301,578
 12.38%,  05/15/04                           900,000     1,092,270
 6.00%,   08/15/04                         1,300,000     1,371,804
 7.25%,   08/15/04                           800,000       871,625
 13.75%,  08/15/04                           300,000       380,297
 5.88%,   11/15/04                         3,500,000     3,684,160
 7.88%,   11/15/04                         2,100,000     2,334,364
 11.63%,  11/15/04                           500,000       610,938

WELLS FARGO OUTLOOK 2010 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

RATE MATURITY                             PRINCIPAL      VALUE
 7.50%,   02/15/05                        $1,600,000  $  1,770,938
 6.50%,   05/15/05                         1,300,000     1,401,664
 6.75%,   05/15/05                         1,700,000     1,844,500
 12.00%,  05/15/05                           500,000       631,719
 6.50%,   08/15/05                         1,500,000     1,621,172
 10.75%,  08/15/05                         1,200,000     1,477,687
 5.75%,   11/15/05                         3,100,000     3,266,625
 5.88%,   11/15/05                         1,000,000     1,059,883
 5.63%,   02/15/06                         1,000,000     1,052,969
 9.38%,   02/15/06                           500,000       601,016
 6.88%,   05/15/06                         5,000,000     5,517,580
 7.00%,   07/15/06                         3,900,000     4,330,677
 6.50%,   10/15/06                         2,000,000     2,182,968
 6.25%,   02/15/07                         2,700,000     2,925,283
 7.63%,   02/15/07                           200,000       203,680
 6.63%,   05/15/07                           900,000       992,742
 6.13%,   08/15/07                         2,200,000     2,374,282
 5.50%,   02/15/08                         2,200,000     2,303,640
 5.63%,   05/15/08                         1,900,000     1,999,454
 4.75%,   11/15/08                         2,270,000     2,268,227
 5.50%,   05/15/09                         1,200,000     1,253,156
 9.13%,   05/15/09                           200,000       225,328
 6.00%,   08/15/09                         1,600,000     1,722,000
 10.38%,  11/15/09                           300,000       354,023
 6.50%,   02/15/10                         3,400,000     3,779,579
 11.75%,  02/15/10                           300,000       371,203
 5.75%,   08/15/10                         1,200,000     1,273,687
 12.75%,  11/15/10                           500,000       657,656
 6.75%,   08/15/26                           100,000       117,078
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $94,418,021)                                    $ 97,014,608
RATE MATURITY                             PRINCIPAL      VALUE

SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                                        1.92%
US TREASURY BILLS
 3.51%^  09/13/01                         $1,126,000  $  1,125,045
 3.41%^  10/11/01                          1,660,000     1,654,318
 3.34%^  11/23/01                            507,000       503,259
                                                      ------------
TOTAL SHORT TERM INSTRUMENTS
(COST $3,282,439)                                     $  3,282,622

TOTAL INVESTMENTS IN SECURITIES
(COST $170,028,289)*                          99.37%  $170,020,233
OTHER ASSETS AND LIABILITIES, NET               0.63     1,088,308
                                          ----------  ------------
TOTAL NET ASSETS                             100.00%  $171,108,541
                                          ----------  ------------

^    Yield to maturity.
+    Non-income producing securities.
{::} Security of an affiliate of the fund with a cost of $331,146.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:
     Gross Unrealized Appreciation     $ 12,011,643
     Gross Unrealized Depreciation      (12,019,699)
                                       ------------
     NET UNREALIZED DEPRECIATION       $     (8,056)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
COMMON STOCK
PERCENT OF NET ASSETS                                         63.93%
AMUSEMENT & RECREATION SERVICES
PERCENT OF NET ASSETS                                          0.03%
HARRAH'S ENTERTAINMENT INCORPORATED+           1,544  $      $44,128
PARK PLACE ENTERTAINMENT CORPORATION+          2,842          30,210
                                                      --------------
                                                      $       74,338
APPAREL & ACCESSORY STORES
PERCENT OF NET ASSETS                                          0.25%
GAP INCORPORATED                              10,974  $      215,639
INTIMATE BRANDS INCORPORATED                   1,375          18,920
KOHL'S CORPORATION+                            4,317         239,594
LIMITED INCORPORATED                           5,667          79,905
NORDSTROM INCORPORATED                         2,520          50,526
PAYLESS SHOESOURCE INCORPORATED+                 617          35,953
ROSS STORES INCORPORATED                       1,740          50,982
                                                      --------------
                                                      $      691,518
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS
PERCENT OF NET ASSETS                                          0.23%
BENETTON GROUP SPA ADR                        17,039  $      462,609
JONES APPAREL GROUP INCORPORATED+              1,261          40,226
LIZ CLAIBORNE INCORPORATED                       959          50,300
VF CORPORATION                                 2,258          78,059
                                                      --------------
                                                      $      631,193
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
PERCENT OF NET ASSETS                                          0.06%
AUTONATION INCORPORATED+                       5,438  $       58,513
AUTOZONE INCORPORATED+                         2,019          93,278
                                                      --------------
                                                      $      151,791
AUTOMOTIVE REPAIR SERVICES & PARKING
PERCENT OF NET ASSETS                                          0.01%
ANC RENTAL CORPORATION+                        8,349  $       33,813
                                                      --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS
PERCENT OF NET ASSETS                                          0.02%
CLAYTON HOMES INCORPORATED                     4,108  $       62,893
                                                      --------------
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS
PERCENT OF NET ASSETS                                          0.62%
FASTENAL COMPANY                                 510  $      $33,533
HOME DEPOT INCORPORATED                       28,273       1,299,144
LOWE'S COMPANIES INCORPORATED                  8,852         329,294
SHERWIN-WILLIAMS COMPANY                       2,032          46,025
                                                      --------------
                                                      $    1,707,996
BUSINESS SERVICES
PERCENT OF NET ASSETS                                          4.57%
3COM CORPORATION+                              3,438  $       14,130
ADECCO SA ADR                                 21,485         261,258
SECURITY NAME                               SHARES        VALUE
ADOBE SYSTEMS INCORPORATED                     3,249  $      109,199
AKAMAI TECHNOLOGIES INCORPORATED+                458           1,928
AOL TIME WARNER INCORPORATED+                 55,689       2,079,984
ARBITRON INCORPORATED+                           324           9,542
ARIBA INCORPORATED+                            1,884           4,296
AT HOME CORPORATION+                           2,421           1,017
AUTODESK INCORPORATED                          1,229          47,120
AUTOMATIC DATA PROCESSING INCORPORATED         8,142         421,430
BEA SYSTEMS INCORPORATED+                      1,604          25,937
BMC SOFTWARE INCORPORATED+                     2,879          46,064
BROADVISION INCORPORATED+                      3,152           4,066
BROCADE COMMUNICATIONS SYSTEMS
  INCORPORATED+                                1,272          30,592
CADENCE DESIGN SYSTEMS INCORPORATED+           2,860          62,863
CENDANT CORPORATION+                           9,270         176,779
CERIDIAN CORPORATION+                          1,724          33,532
CHECKFREE CORPORATION+                           711          15,578
CHOICEPOINT INCORPORATED+                      1,328          53,054
CITRIX SYSTEMS INCORPORATED+                   2,391          78,783
CMGI INCORPORATED+                             1,927           3,430
COMMERCE ONE INCORPORATED+                     1,477           4,815
COMPUTER ASSOCIATES INTERNATIONAL
  INCORPORATED                                 7,197         223,467
COMPUTER SCIENCES CORPORATION+                 2,272          85,427
COMPUWARE CORPORATION+                         4,826          58,925
CONCORD EFS INCORPORATED+                      2,859         150,012
CONVERGYS CORPORATION+                         2,036          57,151
DELUXE CORPORATION                             2,199          72,171
DOUBLECLICK INCORPORATED+                      1,220           9,797
DST SYSTEMS INCORPORATED+                        907          43,400
EBAY INCORPORATED+                             1,577          88,675
ECHELON CORPORATION+                             711          11,689
EFUNDS CORPORATION+                            1,170          20,218
ELECTRONIC ARTS INCORPORATED+                  1,273          73,465
ELECTRONIC DATA SYSTEMS CORPORATION            5,402         318,610
ENTERASYS NETWORKS INCORPORATED+               2,455          24,918
ENTRUST TECHNOLOGIES INCORPORATED+               916           3,985
EQUIFAX INCORPORATED                           1,838          47,843
FIRST DATA CORPORATION                         4,414         290,662
FISERV INCORPORATED+                           1,797          97,343
HOMESTORE.COM INCORPORATED+                      762          12,626
I2 TECHNOLOGIES INCORPORATED+                  2,863          19,068
IMS HEALTH INCORPORATED                        3,481          92,664
INFOSPACE INCORPORATED+                        2,613           3,240
INKTOMI CORPORATION+                           1,220           4,831
INTERPUBLIC GROUP OF COMPANIES
  INCORPORATED                                 4,058         109,891

WELLS FARGO OUTLOOK 2020 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
INTUIT INCORPORATED+                           2,784  $      105,180
ISS GROUP INCORPORATED+                          509           7,956
IXL ENTERPRISES INCORPORATED+                  1,456             466
JUNO ONLINE SERVICES INCORPRATED+              1,756           1,580
KANA SOFTWARE INCORPORATED+                      856             728
MACROMEDIA INCORPORATED+                         571           7,954
MANPOWER INCORPORATED                          1,330          40,991
MERCURY INTERACTIVE CORPORATION+               1,019          27,523
MICROMUSE INCORPORATED+                          916          10,845
MICROSOFT CORPORATION+                        64,702       3,691,248
MODIS PROFESSIONAL SERVICES+                   2,336          14,507
NCR CORPORATION+                               1,977          74,829
NETWORK ASSOCIATES INCORPORATED+               1,485          23,537
NOVELL INCORPORATED+                           4,562          20,757
OMNICOM GROUP INCORPORATED                     2,265         176,194
ORACLE CORPORATION+                           73,071         892,197
PARAMETRIC TECHNOLOGY CORPORATION+             3,522          25,675
PEOPLESOFT INCORPORATED+                       3,471         119,680
PEREGRINE SYSTEMS INCORPORATED+                1,526          39,951
RATIONAL SOFTWARE CORPORATION+                 2,368          34,004
REALNETWORKS INCORPORATED+                     1,323           9,552
REUTERS GROUP PLC ADR                          5,249         355,357
ROBERT HALF INTERNATIONAL INCORPORATED+        2,497          62,150
RSA SECURITY INCORPORATED+                       762          14,661
SAP AG ADR                                     8,475         292,303
SAPIENT CORPORATION+                           1,833           9,917
SIEBEL SYSTEMS INCORPORATED+                   5,775         124,740
SUN MICROSYSTEMS INCORPORATED+                41,773         478,301
SUNGARD DATA SYSTEMS INCORPORATED+             2,314          54,726
SYBASE INCORPORATED+                           1,944          26,769
SYMANTEC CORPORATION+                            823          35,381
SYNOPSYS INCORPORATED+                           809          37,327
TIBCO SOFTWARE INCORPORATED+                     616           5,279
TMP WORLDWIDE INCORPORATED+                      865          38,795
UNISYS CORPORATION+                            3,908          46,193
VERISIGN INCORPORATED+                         1,914          78,570
VERTITAS SOFTWARE CORPORATION+                 5,373         154,313
VIGNETTE CORPORATION+                          1,499          10,238
WACKENHUT CORPORATION+                           685          11,714
WEBMETHODS INCORPORATED+                         299           3,597
YAHOO INCORPORATED+                            7,744          91,844
                                                      --------------
                                                      $   12,663,000
SECURITY NAME                               SHARES        VALUE
CHEMICALS & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                          8.67%
ABBOTT LABORATORIES                           19,928  $      990,422
ABGENIX INCORPORATED+                            968          29,011
AIR PRODUCTS & CHEMICALS INCORPORATED          2,687         113,929
AKZO NOBLE NV ADR                              9,147         409,694
AMERICAN HOME PRODUCTS CORPORATION            17,904       1,002,624
AMGEN INCORPORATED+                           14,378         924,505
ASTRAZENECA GROUP PLC ADR                     18,431         893,904
AVENTIS SA ADR                                17,687       1,291,151
AVERY DENNISON CORPORATION                     1,260          64,777
AVON PRODUCTS INCORPORATED                     2,807         129,487
BIOGEN INCORPORATED+                           1,865         112,571
BRISTOL-MYERS SQUIBB COMPANY                  23,225       1,303,852
CABOT CORPORATION                              1,082          43,680
CHIRON CORPORATION+                            2,727         127,133
CLOROX COMPANY                                 2,757         102,698
COLGATE-PALMOLIVE COMPANY                      6,952         376,451
COR THERAPEUTICS INCORPORATED+                   865          23,744
CROMPTON CORPORATION                           3,534          32,159
DOW CHEMICAL COMPANY                          10,121         354,842
DU PONT (EI) DE NEMOURS & COMPANY             11,914         488,117
EASTMAN CHEMICAL COMPANY                         824          31,963
ECOLAB INCORPORATED                            1,615          64,729
ELI LILLY & COMPANY                           13,476       1,046,142
ESTEE LAUDER COMPANIES INCORPORATED              617          23,970
FOREST LABORATORIES INCORPORATED+              2,408         175,808
GENENTECH INCORPORATED+                        1,375          63,113
GENZYME CORPORATION+                           1,651          93,513
GILEAD SCIENCES INCORPORATED+                  1,019          61,863
GILLETTE COMPANY                              12,408         380,305
GLAXOSMITHKLINE PLC ADR+                      47,456       2,512,795
GREAT LAKES CHEMICAL CORPORATION                 989          24,676
HAWKINS INCORPORATED                           2,797          23,495
ICN PHARMACEUTICALS INCORPORATED               1,378          40,582
IDEC PHARMACEUTICALS CORPORATION+              1,629          96,551
IMC GLOBAL INCORPORATED                        3,098          36,587
IMCLONE SYSTEMS INCORPORATED+                    865          44,461
IMMUNEX CORPORATION+                           2,522          43,832
INTERNATIONAL FLAVORS & FRAGRANCES
  INCORPORATED                                 1,272          38,351
IVAX CORPORATION+                              2,297          77,317
KING PHARMACEUTICALS INCORPORATED+             3,170         137,102
LANDEC CORPORATION+                              428           1,909
LUBRIZOL CORPORATION                           2,501          89,986
MEDAREX INCORPORATED+                            916          17,422

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
MEDIMMUNE INCORPORATED+                        3,077  $      123,542
MERCK & COMPANY INCORPORATED                  26,714       1,739,081
MILLENNIUM CHEMICALS INCORPORATED              3,170          42,605
MYLAN LABORATORIES INCORPORATED                1,654          54,565
NOVO NORDISK ADR                              48,722       2,026,835
PFIZER INCORPORATED                           74,664       2,860,378
PHARMACIA CORPORATION                         17,158         679,457
PPG INDUSTRIES INCORPORATED                    2,129         115,221
PRAXAIR INCORPORATED                           1,881          88,539
PROCTER & GAMBLE COMPANY                      13,590       1,007,699
PROTEIN DESIGN LABS INCORPORATED+                509          29,924
ROHM & HAAS COMPANY                            2,599          93,330
SCHERING-PLOUGH CORPORATION                   18,422         702,431
SEPRACOR INCORPORATED+                           813          34,715
SIGMA ALDRICH                                  2,055          93,729
SOLUTIA INCORPORATED                           1,985          27,413
SULZER MEDICA ADR                             11,094          83,205
VALSPAR CORPORATION                            1,609          59,774
VERTEX PHARMACEUTICALS INCORPORATED+           1,013          37,370
WATSON PHARMACEUTICALS INCORPORATED+           1,749          98,119
ZIMMER HOLDINGS INCORPORATED+                  2,322          63,158
                                                      --------------
                                                      $   24,002,313
COAL MINING
PERCENT OF NET ASSETS                                          0.01%
ARCH COAL INCORPORATED+                        1,629  $       29,648
                                                      --------------
COMMUNICATIONS
PERCENT OF NET ASSETS                                          4.57%
ADELPHIA COMMUNICATIONS+                       1,113  $       35,115
ALLEGINACE TELECOM INCORPORATED+               1,500          18,645
ALLTEL CORPORATION                             3,487         202,246
AMERICAN TOWER CORPORATION+                    2,292          33,165
AT&T CORPORATION                              44,961         856,057
AT&T WIRELESS SERVICES+                       14,485         224,518
AVAYA INCORPORATED+                            3,467          39,385
BELLSOUTH CORPORATION                         22,045         822,279
BRITISH SKY BROADCASTING PLC ADR+              4,991         341,384
BRITISH TELECOMMUNICATIONS ADR                10,635         665,857
BROADWING INCORPORATED+                        2,357          42,332
CABLEVISION SYSTEMS CORPORATION+               1,118          52,211
CABLEVISION SYSTEMS CORPORATION -
  RAINBOW MEDIA GROUP+                           559          13,304
CENTURYTEL INCORPORATED                        2,260          79,213
CERTEGY INCORPORATED+                            869          29,859
SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
CITIZENS COMMUNICATIONS COMPANY+               4,839  $       52,019
CLEAR CHANNEL COMMUNICATIONS
  INCORPORATED+                                6,999         351,840
COMCAST CORPORATION CLASS A+                  11,297         413,809
COX COMMUNICATIONS INCORPORATED+               1,918          76,260
CROWN CASTLE INTERNATIONAL CORPORATION+        1,629          16,600
DEUTSCHE TELEKOM ADR                          27,945         434,545
EXODUS COMMUNICATIONS INCORPORATED+            3,816           3,358
EXTREME NETWORKS INCORPORATED+                   565           9,023
FRANCE TELECOM SA ADR                          4,672         153,942
GLOBAL CROSSING LIMITED+                      11,591          49,030
GRAY COMMUNICATIONS SYSTEM INCORPORATED
  CLASS B                                      1,723          24,070
HISPANIC BROADCASTING CORPORATION+             1,391          28,710
INTRAWARE INCORPORATED+                          813             943
LEAP WIRELESS INTERNATIONAL+                     708          12,900
LEVEL 3 COMMUNICATIONS INCORPORATED+           3,062          11,697
LORAL SPACE & COMMUNICATIONS+                  2,827           5,315
MCLEODUSA INCORPORATED+                        3,539           4,424
METROMEDIA FIBER NETWORK INCORPORATED+         3,101           2,326
NEXTEL COMMUNICATIONS INCORPORATED+           11,107         134,173
NIPPON TELEGRAPH & TELEPHONE ADR              17,541         396,251
NTL INCORPORATED+                              1,222           6,061
QWEST COMMUNICATIONS INTERNATIONAL
  INCORPORATED                                19,994         429,871
REDBACK NETWORKS INCORPORATED+                   865           3,529
SBC COMMUNICATIONS INCORPORATED               41,014       1,677,883
SPRINT CORPORATION (FON GROUP)                10,507         245,233
SPRINT CORPORATION (PCS GROUP)+               12,167         303,932
TELE DANMARK CORPORATION ADR                  24,467         437,959
TELECOM CORPORATION OF NEW ZEALAND
  LIMITED ADR                                  7,688         135,539
TELEFONICA SA ADR+                            12,964         456,981
TELEPHONE & DATA SYSTEMS INCORPORATED            773          79,812
UNIVISION COMMUNICATIONS INCORPORATED+         2,865          85,463
USA NETWORKS INCORPORATED+                     2,326          53,870
VERIZON COMMUNICATIONS INCORPORATED           31,758       1,587,900

WELLS FARGO OUTLOOK 2020 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
VODAFONE GROUP PLC ADR                        52,077  $    1,049,352
WILLIAMS COMMUNICATIONS GROUP
  INCORPORATED+                                4,647           7,668
WORLDCOM GROUP+                               34,624         445,265
XO COMMUNICATIONS INCORPORATED+                2,998           3,418
                                                      --------------
                                                      $   12,646,540
DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                          6.72%
ABC BANCORP                                    2,343  $       31,396
ABN AMRO HOLDING NV ADR                       31,687         583,041
ALLIED IRISH BANKS PLC ADR                    39,743         888,256
AMERICANWEST BANCORP+                          2,098          24,127
AMSOUTH BANCORP                                4,690          89,204
ASSOCIATED BANCORP                             1,111          37,674
BANCO BILBAO VIZCAYA ARGENTARI ADR            30,389         396,576
BANCO COMERCIAL PORTUGUES ADR+                10,780         214,253
BANCO SANTANDER CENTRAL HISPANO SA ADR        88,042         805,584
BANK OF AMERICA CORPORATION                   14,820         911,430
BANK OF NEW YORK COMPANY INCORPORATED          7,370         292,589
BANK ONE CORPORATION                          11,366         394,287
BARCLAYS PLC ADR                               6,323         790,375
BB&T CORPORATION                               4,406         162,053
BOSTONFED BANCORP INCORPORATED                 1,220          29,951
BRYN MAWR BANK CORPORATION                     1,070          31,512
CAPITOL BANCORP LIMITED                        1,881          29,532
CASCADE BANCORP                                2,983          45,908
CAVALRY BANCORP INCORPORATED                   1,833          19,247
CB BANCSHARES INCORPORATED                       621          23,598
CHARTER ONE FINANCIAL INCORPORATED             2,408          70,314
CITIGROUP INCORPORATED                        55,204       2,525,583
CITY NATIONAL CORPORATION                        494          22,991
CIVIC BANCORP+                                 1,389          20,835
COBIZ INCORPORATED                             1,984          26,824
COLUMBIA BANCORP                               2,631          39,860
COMERICA INCORPORATED                          1,606          95,959
COMMERCE BANCSHARES INCORPORATED                 750          30,293
COMMERCIAL FEDERAL CORPORATION                 9,900         249,480
COMPASS BANCSHARES INCORPORTED                 1,103          29,395
CONNECTICUT BANCSHARES INCORPORATED            3,968          92,296
DIME BANCORP INCORPORATED                        964          37,210
FIFTH THIRD BANCORP                            7,867         458,646
FIRST FEDERAL BANCSHARES OF ARKANSAS           1,019          21,766
SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
FIRST M&F CORPORATION                          1,019  $       24,507
FIRST OAK BROOK BANCSHARES                     1,070          25,466
FIRST PLACE FINANCIAL CORPORATION              2,823          40,651
FIRST SECURITY FED FINANCIAL
  INCORPORATED                                 2,571          48,463
FIRST SOUTH BANCORP INCORPORATED+              1,070          33,812
FIRST TENNESSEE NATIONAL CORPORATION           1,273          41,003
FIRST UNION CORPORATION+                       9,583         329,847
FIRST VIRGINIA BANKS INCORPORATED                484          22,240
FIRSTMERIT CORPORATION                         1,102          26,646
FLEETBOSTON FINANCIAL CORPORATION              8,405         309,556
FULTON FINANCIAL CORPORATION                   1,822          39,373
GA FINANCIAL INCORPORATED                      1,220          19,642
GERMAN AMERICAN BANCORP                        1,327          25,080
GOLDEN STATE BANCORP INCORPORATED              3,200          96,064
GOLDEN WEST FINANCIAL CORPORATION              1,552          89,814
GRANITE STATE BANCSHARES INCORPORATED            865          20,457
GREENPOINT FINANCIAL CORPORATION                 767          30,235
HERITAGE COMMERCE CORPORATION+                    42             342
HERITAGE FINANCIAL CORPORATION                 3,880          45,396
HIBERNIA CORPORATION                           1,832          31,675
HORIZON FINANCIAL CORPORATION                 26,555         325,299
HSBC HOLDINGS PLC ADR                          5,505         327,217
HUNTINGTON BANCSHARES INCORPORATED             3,444          62,612
INTERCHANGE FINANCIAL SERVICES
  CORPORATION+                                 1,577          28,859
ITLA CAPITAL CORPORATION+                      1,272          23,023
J P MORGAN CHASE & COMPANY                    17,748         699,271
KEYCORP                                        3,498          87,800
M & T BANK CORPORATION                           501          36,398
MAIN STREET BANCORP INCORPORATED               1,987          29,567
MARSHALL & ILSLEY CORPORATION                  1,037          57,678
MASSBANK CORPORATION                             916          35,724
MELLON FINANCIAL CORPORATION                   7,002         246,821
MERCANTILE BANKSHARES                          1,006          40,995
MERCHANTS BANCSHARES INCORPORATED                813          26,097
NATIONAL AUSTRALIA BANK ADR                    8,416         745,994
NATIONAL CITY CORPORATION                      6,170         190,468
NATIONAL COMMERCE FINANCIAL CORPORATION+       2,268          57,516

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
NORTH FORK BANCORPORATION INCORPORATED         1,502  $       44,760
NORTHERN TRUST CORPORATION                     3,551         201,342
OAK HILL FINANCIAL INCORPORATED+               1,019          16,406
OHIO VALLEY BANCORP                              865          21,841
PEOPLES BANCORP INCORPORATED                   2,009          41,578
PNC FINANCIAL SERVICES GROUP
  INCORPORATED                                 2,733         181,990
PROSPERITY BANCSHARES INCORPORATED             2,905          76,402
REGIONS FINANCIAL CORPORATION                  2,228          65,503
SAN PAOLO IMI SPA ADR                         20,982         525,599
SOUTHTRUST CORPORATION                         3,387          82,507
SOVEREIGN BANCORP INCORPORATED                 2,655          29,417
STATE BANCORP INCORPORATED                     1,858          29,914
STATE STREET CORPORATION                       3,481         169,037
SUMMIT BANCSHARES INCORPORATED                   968          19,457
SUN BANCORP INCORPORATED                       1,169          18,587
SUNTRUST BANKS INCORPORATED                    2,931         200,187
SYNOVUS FINANCIAL CORPORATION                  3,460         106,568
TCF FINANCIAL CORPORATION                      1,227          55,706
TRUSTMARK CORPORATION                          3,794          84,986
UNION PLANTERS CORPORATION                     1,357          60,387
US BANCORP                                    23,377         566,658
VALLEY NATIONAL BANCORP                        4,179         119,352
VIB CORPORATION+                               2,963          31,852
VISTA BANCORP INCORPORATED+                    2,092          41,003
WACHOVIA CORPORATION                           2,407         167,648
WASHINGTON MUTUAL INCORPORATED                11,617         434,940
WELLS FARGO & COMPANY{::}                     17,531         806,601
WESTPAC BANKING CORPORATION ADR               11,994         441,979
WILMINGTON TRUST CORPORATION                     470          28,656
YARDVILLE NATIONAL BANCORP                     2,468          34,305
ZIONS BANCORP                                    917          52,506
                                                      --------------
                                                      $   18,601,327
EATING & DRINKING PLACES
PERCENT OF NET ASSETS                                          0.27%
BRINKER INTERNATIONAL INCORPORATED+            1,860  $       49,476
DARDEN RESTAURANTS INCORPORATED                3,269          93,559
MCDONALD'S CORPORATION                        13,621         409,039
OUTBACK STEAKHOUSE INCORPORATED+               1,081          31,619
TRICON GLOBAL RESTAURANTS INCORPORATED+        1,815          77,355
VIAD CORPORATION                               1,375          36,163
SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
WENDY'S INTERNATIONAL INCORPORATED             2,222  $       63,083
                                                      --------------
                                                      $      760,293
ELECTRIC GAS & SANITARY SERVICES
PERCENT OF NET ASSETS                                          1.77%
AES CORPORATION+                               6,172  $      204,417
ALLIED WASTE INDUSTRIES INCORPORATED+          3,245          58,832
AMEREN CORPORATION                             2,694         111,128
AMERICAN ELECTRIC POWER COMPANY                4,668         213,654
AMERICAN WATER WORKS INCORPORATED              1,004          34,538
CALPINE CORPORATION+                           3,612         119,268
CINERGY CORPORATION                            1,931          62,178
CMS ENERGY CORPORATION                         1,375          32,257
CONNECTICUT WATER SERVICE INCORPORATED         1,156          45,778
CONSOLIDATED EDISON INCORPORATED               4,900         200,410
CONSTELLATION ENERGY GROUP                     1,896          56,918
DOMINION RESOURCES INCORPORATED                2,710         170,595
DTE ENERGY COMPANY                             2,870         124,242
DUKE ENERGY CORPORATION                        8,731         343,216
DYNEGY INCORPORATED                            3,741         157,758
EDISON INTERNATIONAL+                          4,852          66,036
EL PASO CORPORATION                            5,710         277,449
ENERGYSOUTH INCORPORATED                       1,272          29,129
ENTERGY CORPORATION                            2,693         103,734
EXELON CORPORATION                             3,779         206,333
FIRSTENERGY CORPORATION                        2,927          96,269
FPL GROUP INCORPORATED                         2,078         112,939
GPU INCORPORATED                               1,548          59,103
KINDER MORGAN INCORPORATED                     1,856         103,194
MIDDLESEX WATER COMPANY                          865          28,952
MIRANT CORPORATION+                            8,021         229,802
NIAGARA MOHAWK HOLDINGS INCORPORATED+          3,251          56,697
NISOURCE INCORPORATED                          2,458          61,966
PACIFIC GAS & ELECTRIC COMPANY+                4,992          81,869
PINNACLE WEST CAPITAL CORPORATION              1,091          48,670
PPL CORPORATION                                1,940          84,099
PROGRESS ENERGY INCORPORATED                   2,549         106,268
PUBLIC SERVICE ENTERPRISE GROUP
  INCORPORATED                                 2,841         131,538
QUESTAR CORPORATION                              299           6,769
RELIANT ENERGY INCORPORATED                    3,406         102,384
SEMPRA ENERGY                                  2,718          73,631
SOUTHERN COMPANY                               7,484         173,404
TEXAS UTILITIES COMPANY                        3,174         150,702
UNITIL CORPORATION                             1,375          33,138
WASTE MANAGEMENT INCORPORATED                  7,629         235,965

WELLS FARGO OUTLOOK 2020 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
WILLIAMS COMPANIES INCORPORATED                5,851  $      190,450
XCEL ENERGY INCORPORATED                       4,096         112,230
                                                      --------------
                                                      $    4,897,907
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT
COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                          5.58%
ADC TELECOMMUNICATIONS INCORPORATED+           9,174  $       40,090
ADVANCED FIBRE COMMUNICATIONS
  INCORPORATED+                                  932          22,601
ADVANCED MICRO DEVICES INCORPORATED+           3,704          50,189
ALCATEL ADR                                   29,574         461,354
ALTERA CORPORATION+                            4,852         137,797
AMERICAN POWER CONVERSION CORPORATION+         3,475          48,059
ANALOG DEVICES INCORPORATED+                   4,780         228,388
ANDREW CORPORATION+                            1,575          32,036
APPLIED MICRO CIRCUITS CORPORATION+            3,482          49,688
ATMEL CORPORATION+                             3,559          34,131
BROADCOM CORPORATION+                          3,351         107,735
CANON INCORPORATED ADR                         9,478         288,321
CHARTERED SEMICONDUCTOR MANUFACTURING
  ADR+                                         3,861         103,436
CIENA CORPORATION+                             2,888          49,443
COMVERSE TECHNOLOGY INCORPORATED+              2,252          56,615
CONEXANT SYSTEMS INCORPORATED+                 2,833          33,741
CREE RESEARCH INCORPORATED+                      916          19,209
CYPRESS SEMICONDUCTOR CORPORATION+             1,069          23,101
DIGITAL LIGHTWAVE INCORPORATED+                  406           5,989
ECHOSTAR COMMUNICATIONS CORPORATION+           2,284          64,317
EMERSON ELECTRIC COMPANY                       4,710         252,456
EVERCEL INCORPORATED+                             42              46
GEMSTAR-TV GUIDE INTERNATIONAL
  INCORPORATED+                                3,055          90,611
GENERAL ELECTRIC COMPANY                     107,900       4,421,742
HARRIS CORPORATION                             1,409          41,326
INTEGRATED DEVICE TECHNOLOGY
  INCORPORATED+                                1,212          37,681
INTEL CORPORATION                             82,537       2,307,735
INTERNATIONAL RECTIFIER CORPORATION+             855          31,618
JDS UNIPHASE CORPORATION+                     16,032         113,026
KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS
  NV ADR                                      16,570         443,579
LATTICE SEMICONDUCTOR CORPORATION+             1,606          37,532
SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
LINEAR TECHNOLOGY CORPORATION                  4,185  $      171,920
LSI LOGIC CORPORATION+                         3,734          75,614
LUCENT TECHNOLOGIES INCORPORATED+             41,268         281,448
MATSUSHITA ELECTRIC INDUSTRIES COMPANY
  LIMITED ADR                                 22,193         334,227
MAXIM INTEGRATED PRODUCTS INCORPORATED+        3,767         174,073
MAYTAG CORPORATION                               980          30,115
MCDATA CORPORATION+                              872          12,452
MICRON TECHNOLOGY INCORPORATED+                7,157         269,175
MOLEX INCORPORATED                             2,432          76,778
MOTOROLA INCORPORATED                         26,711         464,771
MRV COMMUNICATIONS INCORPORATED+               1,070           4,355
NATIONAL SEMICONDUCTOR CORPORATION+            2,200          72,710
NETWORK APPLIANCE INCORPORATED+                4,684          60,705
NEXT LEVEL COMMUNICATIONS INCORPORATED+        1,323           3,096
NOKIA CORPORATION ADR                         33,080         520,679
NORTEL NETWORKS CORPORATION+                  38,329         239,940
NOVELLUS SYSTEMS INCORPORATED+                 1,741          77,144
NVIDIA CORPORATION+                              565          47,861
OPENWAVE SYSTEMS INCORPORATED+                   930          14,917
PIONEER CORPORATION ADR                       12,334         242,363
PLEXUS CORPORATION+                              711          24,757
POLYCOM INCORPORATED+                          1,019          20,665
POWER-ONE INCORPORATED+                        1,070          11,674
POWERWAVE TECHNOLOGIES INCORPORATED+             556           8,118
QLOGIC CORPORATION+                            1,110          33,311
QUALCOMM INCORPORATED+                         9,657         568,314
RAMBUS INCORPORATED+                             943           5,875
RF MICRO DEVICES INCORPORATED+                 1,629          41,474
SANMINA CORPORATION+                           3,712          66,853
SCIENTIFIC-ATLANTA INCORPORATED                2,133          43,812
SONUS NETWORKS INCORPORATED+                   1,070          15,804
SONY CORPORATION ADR                           5,800         260,420
TELFONAKRIEBOLAGET LM ERICSSON ADR            80,905         402,907
TELLABS INCORPORATED+                          5,440          72,461
TEXAS INSTRUMENTS INCORPORATED                20,667         684,078
TRANSWITCH CORPORATION+                        1,169           9,586
TRIQUINT SEMICONDUCTOR INCORPORATED+           1,720          36,464

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
VARIAN SEMICONDUCTOR EQUIPMENT
  ASSOCIATES INCORPORATED+                       873  $       30,031
VISHAY INTERTECHNOLOGY INCORPORATED+           1,358          31,682
VITESSE SEMICONDUCTOR CORPORATION+             3,186          46,516
WHIRLPOOL CORPORATION                            741          48,921
XILINK INCORPORATED+                           4,301         167,911
                                                      --------------
                                                      $   15,439,567
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES
PERCENT OF NET ASSETS                                          0.30%
APPLERA CORPORATION-CELERA GENOMICS
  GROUP+                                         865  $       22,966
CELGENE CORPORATION+                             813          22,610
CURAGEN CORPORATION+                             711          14,497
DUN & BRADSTREET CORPORATION+                    819          27,322
FLUOR CORPORATION                              1,491          67,587
GENE LOGIC INCORPORATED+                         968          16,892
HALLIBURTON COMPANY                            4,529         126,178
INCYTE GENOMICS INCORPORATED+                  1,019          18,016
LANDAUER INCORPORATED                          2,126          64,843
MILLENNIUM PHARMACEUTICAL+                     1,984          54,560
MOODY'S CORPORATION                            2,197          75,555
PAYCHEX INCORPORATED                           4,926         182,607
QUEST DIAGNOSTICS INCORPORATED+                  866          54,255
QUINTILES INTERNATIONAL+                       1,918          33,584
SERVICEMASTER LIMITED PARTNERSHIP              3,686          43,126
UNITEDGLOBALCOM INCORPORATED+                  1,169           5,459
VIROLOGIC INCORPORATED+                        1,242           2,708
                                                      --------------
                                                      $      832,764
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT
PERCENT OF NET ASSETS                                          0.27%
COOPER INDUSTRIES INCORPORATED                 1,484  $       83,327
CRANE COMPANY                                  1,065          29,916
CROWN CORK & SEAL COMPANY INCORPORATED+        2,544           8,777
FORTUNE BRANDS INCORPORATED                    1,678          64,184
ILLINOIS TOOL WORKS INCORPORATED               3,464         216,535
LOCKHEED MARTIN CORPORATION                    5,357         213,530
MASCO CORPORATION                              5,275         136,201
                                                      --------------
                                                      $      752,468
FOOD & KINDRED PRODUCTS
PERCENT OF NET ASSETS                                          2.49%
ADOLPH COORS COMPANY                             386  $       17,872
ANHEUSER-BUSCH COMPANIES INCORPORATED          7,315         314,838
SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
ARCHER DANIELS MIDLAND COMPANY                 8,857  $      118,946
CADBURY SCHWEPPES PLC ADR                     21,198         574,890
CAMPBELL SOUP COMPANY                          5,664         159,668
COCA-COLA COMPANY                             23,547       1,146,032
COCA-COLA ENTERPRISES INCORPORATED             5,704          86,530
CONAGRA FOODS INCORPORATED                     6,495         149,060
DIAGEO PLC ADR                                29,740       1,207,147
FLOWER FOODS INCORPORATED+                       366          14,786
GENERAL MILLS INCORPORATED                     3,514         155,811
HEINZ (H J) COMPANY                            3,812         172,226
HERCULES INCORPORATED+                         2,300          25,990
HERSHEY FOODS CORPORATION                      1,542          99,428
HORMEL FOODS CORPORATION                       2,276          57,970
IBP INCORPORATED                                 632          15,800
KELLOGG COMPANY                                5,694         182,151
KIRIN BREWERY COMPANY LIMITED ADR              7,045         540,507
LVMH MOET HENNESSY LOUIS VUITTON ADR          37,386         366,383
MCCORMICK & COMPANY                            1,603          72,456
PEPSIAMERICAS INCORPORATED                     2,540          39,878
PEPSICO INCORPORATED                          18,178         854,357
PURINA MILLS INCORPORATED+                     1,028          23,366
RALSTON PURINA GROUP                           3,608         117,909
SARA LEE CORPORATION                          10,464         230,208
WM WRIGLEY JR COMPANY                          2,956         148,214
                                                      --------------
                                                      $    6,892,423
FOOD STORES
PERCENT OF NET ASSETS                                          0.67%
ALBERTSON'S INCORPORATED                       4,754  $      166,342
COLES MYER LIMITED ADR                         7,566         228,493
ITO-YOKADO COMPANY LIMITED ADR                 8,837         338,722
KONINKLIJKE AHOLD NV ADR                      21,497         650,929
KROGER COMPANY+                               10,375         276,183
STARBUCKS CORPORATION+                         4,423          74,616
WHOLE FOODS MARKET INCORPORATED+               1,523          53,594
WINN-DIXIE STORES INCORPORATED                 2,769          62,164
                                                      --------------
                                                      $    1,851,044
FORESTRY
PERCENT OF NET ASSETS                                          0.07%
GEORGIA-PACIFIC GROUP (TIMBER GROUP)           1,249  $       49,360
WEYERHAEUSER COMPANY                           2,442         138,584
                                                      --------------
                                                      $      187,944
FURNITURE & FIXTURES
PERCENT OF NET ASSETS                                          0.16%
ETHAN ALLEN INTERIORS INCORPORATED             1,221  $       43,101
HERMAN MILLER INCORPORATED                     1,516          34,595
HON INDUSTRIES INCORPORATED                    1,830          44,341
JOHNSON CONTROLS INCORPORATED                  1,052          77,059

WELLS FARGO OUTLOOK 2020 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
LEAR CORPORATION+                              1,086  $       39,357
LEGGETT & PLATT                                3,658          86,036
NEWELL RUBBERMAID INCORPORATED                 3,469          79,440
ROCKWELL COLLINS                               2,476          50,312
                                                      --------------
                                                      $      454,242
GENERAL MERCHANDISE STORES
PERCENT OF NET ASSETS                                          1.35%
BJ'S WHOLESALE CLUB INCORPORATED+              1,058  $       51,842
DOLLAR GENERAL CORPORATION                     3,934          67,862
FAMILY DOLLAR STORES INCORPORATED              2,501          75,030
FEDERATED DEPARTMENT STORES
  INCORPORATED+                                2,407          87,398
J C PENNEY & COMPANY                           4,850         116,400
KMART CORPORATION+                             7,461          74,908
MAY DEPARTMENT STORES COMPANY                  3,958         133,187
SAKS INCORPORATED+                             2,866          29,950
SEARS ROEBUCK & COMPANY                        3,716         158,859
TARGET CORPORATION                            10,878         376,923
TJX COMPANIES INCORPORATED                     3,699         129,835
WAL-MART STORES INCORPORATED                  50,598       2,431,234
                                                      --------------
                                                      $    3,733,427
HEALTH SERVICES
PERCENT OF NET ASSETS                                          0.36%
AMERICAN RETIREMENT CORPORATION+               1,584  $        5,750
CAREMARK RX INCORPORATED+                      2,443          42,679
CORVEL CORPORATION+                              565          22,266
CYBER CARE INCORPORATED+                       1,199           1,978
ENZON INCORPORATED+                              616          39,325
FIRST HEALTH GROUP CORPORATION+                1,732          48,496
HCA INCORPORATED                               6,642         303,805
HEALTH MANAGEMENT ASSOCIATES
  INCORPORATED+                                2,474          49,356
HEALTHSOUTH CORPORATION+                       4,987          90,165
HUMAN GENOME SCIENCES INCORPORATED+            1,070          48,022
IMMUNOMEDICS INCORPORATED+                       813          11,894
LCA-VISION INCORPORATED+                       7,779          15,789
MANOR CARE INCORPORATED+                       2,057          57,863
TENET HEALTHCARE CORPORATION+                  3,866         214,254
UNIVERSAL HEALTH SERVICES INCORPORATED+          917          43,374
                                                      --------------
                                                      $      995,017
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS
PERCENT OF NET ASSETS                                          0.00%
UNIFAB INTERNATIONAL INCORPORATED+             2,184  $        4,914
                                                      --------------
SECURITY NAME                               SHARES        VALUE
HOLDING & OTHER INVESTMENT OFFICES
PERCENT OF NET ASSETS                                          0.20%
BERKSHIRE HATHAWAY INCORPORATED CLASS A+           8  $      555,200
                                                      --------------
HOME FURNITURE FURNISHINGS & EQUIPMENT STORES
PERCENT OF NET ASSETS                                          0.14%
BED BATH & BEYOND INCORPORATED+                3,440  $       99,244
BEST BUY COMPANY INCORPORATED+                 2,766         163,139
CIRCUIT CITY STORES                            3,460          57,782
PIER 1 IMPORTS INCORPORATED                    1,953          23,729
RADIOSHACK CORPORATION                         2,260          52,884
                                                      --------------
                                                      $      396,778
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES
PERCENT OF NET ASSETS                                          0.13%
HILTON HOTELS CORPORATION                      5,916  $       75,192
MANDALAY RESORT GROUP+                         1,225          30,478
MARRIOTT INTERNATIONAL INCORPORATED
  CLASS A                                      3,152         138,215
                                                      --------------
                                                      $      243,886
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                          3.53%
AGCO CORPORATION                               1,192  $       14,006
AMERICAN STANDARD COMPANIES
  INCORPORATED+                                  825          57,626
APPLE COMPUTER INCORPORATED+                   4,926          91,377
APPLIED MATERIALS INCORPORATED+                9,740         419,697
BAKER HUGHES INCORPORATED                      3,624         119,375
BLACK & DECKER CORPORATION                       908          35,712
CATERPILLAR INCORPORATED                       3,818         190,900
CDW COMPUTER CENTERS INCORPORATED+               711          29,009
CISCO SYSTEMS INCORPORATED+                   87,326       1,426,034
COMPAQ COMPUTER CORPORATION                   20,698         255,620
COOPER CAMERON CORPORATION+                      633          27,377
DEERE & COMPANY                                2,732         117,940
DELL COMPUTER CORPORATION+                    35,509         759,182
DIEBOLD INCORPORATED                           1,597          60,287
DOVER CORPORATION                              2,555          91,776
EATON CORPORATION                                834          59,990
EMC CORPORATION+                              30,835         476,709
EMULEX CORPORATION+                              916          14,574
FMC CORPORATION+                                 410          25,621
GATEWAY INCORPORATED+                          3,766          33,781
GRANT PRIDECO INCORPORATED+                   10,393         108,711
HARDINGE INCORPORATED                          1,526          19,777
HEWLETT-PACKARD COMPANY                       23,327         541,420
HITACHI LIMITED ADR                            4,304         344,535
IBM CORPORATION                               21,880       2,188,000

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
INGERSOLL-RAND COMPANY                         2,195  $       89,051
INTERNATIONAL GAME TECHNOLOGY+                 1,639          87,719
JABIL CIRCUIT INCORPORATED+                    2,444          56,481
JUNIPER NETWORKS INCORPORATED+                 2,443          34,202
KADANT INCORPORATED+                             157           2,174
LAM RESEARCH CORPORATION+                      1,226          34,708
LEXMARK INTERNATIONAL INCORPORATED+            1,594          82,968
MAKITA CORPORATION ADR                         8,905          54,766
MINNESOTA MINING & MANUFACTURING COMPANY       4,563         475,008
NEC CORPORATION ADR                           32,770         405,332
NX NETWORKS INCORPORATED+                         42              13
PALL CORPORATION                               1,839          41,120
PALM INCORPORATED+                             8,531          30,541
PARKER-HANNIFIN CORPORATION                    1,765          77,660
PITNEY BOWES INCORPORATED                      3,301         143,560
QUANTUM CORPORATION - DLT & STORAGE
  SYSTEMS+                                     3,106          27,240
RIVERSTONE NETWORKS INCORPORATED+              1,260          11,942
SANDISK CORPORATION+                             509          10,440
SMITH INTERNATIONAL INCORPORATED+                478          22,179
SOLECTRON CORPORATION+                         7,525         102,340
STANLEY WORKS                                  1,085          45,451
SYMBOL TECHNOLOGIES INCORPORATED               3,375          45,563
UNITED TECHNOLOGIES CORPORATION                5,519         377,500
VA LINUX SYSTEMS INCORPORATED+                   385             527
                                                      --------------
                                                      $    9,767,519
INSURANCE AGENTS BROKERS & SERVICE
PERCENT OF NET ASSETS                                          0.17%
AON CORPORATION                                3,149  $      116,985
HUMANA INCORPORATED+                           2,540          30,480
MARSH & MCLENNAN COMPANIES INCORPORATED        3,368         312,887
                                                      --------------
                                                      $      460,353
INSURANCE CARRIERS
PERCENT OF NET ASSETS                                          2.99%
AEGON NV ADR                                  15,589  $      470,788
AETNA INCORPORATED+                            1,382          41,322
AFLAC INCORPORATED                             5,844         160,827
ALLMERICA FINANCIAL CORPORATION                  657          34,998
ALLSTATE CORPORATION                           9,840         333,871
AMBAC FINANCIAL GROUP INCORPORATED             1,232          72,934
AMERICAN INTERNATIONAL GROUP
  INCORPORATED                                28,452       2,224,910
AMERICAN NATIONAL INSURANCE                      711          56,105
AXA ADR                                       33,139         912,979
SECURITY NAME                               SHARES        VALUE
CAPITOL TRANSAMERICA CORPORATION               1,881  $       30,623
CERES GROUP INCORPORATED+                      2,184           8,190
CHUBB CORPORATION                              1,943         131,153
CIGNA CORPORATION                              1,542         138,780
CINCINNATI FINANCIAL CORPORATION               1,881          75,240
CNA FINANCIAL CORPORATION+                     1,136          31,547
CONSECO INCORPORATED+                          4,659          42,770
HARTFORD FINANCIAL SERVICES GROUP              2,520         163,296
HEALTH NET INCORPORATED+                       1,985          37,457
ING GROUP NV ADR                              12,588         398,788
JEFFERSON-PILOT CORPORATION                    1,940          90,249
JOHN HANCOCK FINANCIAL SERVICES                2,284          91,246
LINCOLN NATIONAL CORPORATION                   2,018         100,617
LOEWS CORPORATION                              2,144         104,670
MBIA INCORPORATED                              1,707          92,195
METLIFE INCORPORATED                           8,434         257,237
MGIC INVESTMENT CORPORATION                    1,225          85,628
OLD REPUBLIC INTERNATIONAL CORPORATION         1,592          42,745
OXFORD HEALTH PLANS INCORPORATED+                897          26,892
PMI GROUP INCORPORATED                         2,368         154,394
PROGRESSIVE CORPORATION                          832         107,553
PROTECTIVE LIFE CORPORATION                      763          22,760
RADIAN GROUP INCORPORATED                        741          29,722
SAFECO CORPORATION                             1,867          56,159
ST PAUL COMPANIES INCORPORATED                 2,369          99,569
STEWART INFORMATION SERVICES+                  1,723          30,153
TOKIO MARINE & FIRE INSURANCE COMPANY
  ADR                                         19,407       1,011,299
TORCHMARK CORPORATION                          1,356          57,277
UNITEDHEALTH GROUP INCORPORATED                3,513         239,095
UNITRIN INCORPORATED                             814          29,955
UNUMPROVIDENT CORPORATION                      2,973          83,303
WELLPOINT HEALTH NETWORKS INCORPORATED+          844          89,869
                                                      --------------
                                                      $    8,269,164
LUMBER & WOOD PRODUCTS EXCEPT FURNITURE
PERCENT OF NET ASSETS                                          0.04%
GEORGIA-PACIFIC GROUP                          2,748  $      100,412
                                                      --------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL
& OPTICAL GOODS
PERCENT OF NET ASSETS                                          1.49%
AGILENT TECHNOLOGIES INCORPORATED+             5,368  $      142,252
ALLERGAN INCORPORATED                          1,915         138,359

WELLS FARGO OUTLOOK 2020 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
APPLERA CORPORATION-APPLIED BIOSYSTEMS
  GROUP                                        2,527  $       63,200
BADGER METER INCORPORATED                      1,285          32,639
BARD (C R) INCORPORATED                          879          50,850
BAUSCH & LOMB INCORPORATED                       640          23,277
BAXTER INTERNATIONAL INCORPORATED              7,156         369,250
BECKMAN COULTER INCORPORATED                   1,873          85,634
BECTON DICKINSON & COMPANY                     3,000         107,790
BIOMET INCORPORATED                            3,411          94,246
BOSTON SCIENTIFIC CORPORATION+                 4,974          95,003
DANAHER CORPORATION                            1,780          98,915
DENTSPLY INTERNATIONAL INCORPORATED            1,908          85,135
EASTMAN KODAK COMPANY                          3,692         164,922
ENDOCARDIAL SOLUTIONS INCORPORATED+              428           2,311
FUJI PHOTO FILM ADR                            7,160         266,710
GENERAL MOTORS CORPORATION CLASS H+            6,558         122,307
GUIDANT CORPORATION+                           3,986         143,974
HEALTHTRONICS SURGICAL SERVICE+                   42             315
KLA-TENCOR CORPORATION+                        2,519         123,784
MEDTRONIC INCORPORATED                        16,441         748,723
MICROCHIP TECHNOLOGY INCORPORATED+             1,731          61,779
MILLIPORE CORPORATION                            765          48,539
NEWPORT CORPORATION                              458           8,299
PERKINELMER INCORPORATED                       1,909          61,241
RAYTHEON COMPANY                               4,055         106,606
RICOH COMPANY LIMITED ADR                      3,765         306,418
SCI SYSTEMS INCORPORATED+                      1,325          32,463
ST JUDE MEDICAL INCORPORATED+                  1,182          81,322
STRYKER CORPORATION                            2,761         151,386
TEKTRONIX INCORPORATED+                        1,529          29,877
TERADYNE INCORPORATED+                         2,212          72,509
THERMO ELECTRON CORPORATION+                   2,569          55,670
WATERS CORPORATION+                            1,376          45,587
XEROX CORPORATION+                            10,366          95,367
                                                      --------------
                                                      $    4,116,657
METAL MINING
PERCENT OF NET ASSETS                                          0.32%
BARRICK GOLD CORPORATION                       5,900  $       94,518
INCO LIMITED CORPORATION+                      3,657          60,779
NEWMONT MINING CORPORATION                     3,489          72,362
PHELPS DODGE CORPORATION                       1,058          41,685
PLACER DOME INCORPORATED                       8,784          97,063
RIO TINTO PLC ADR                              7,125         521,550
                                                      --------------
                                                      $      887,958
SECURITY NAME                               SHARES        VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS
PERCENT OF NET ASSETS                                          0.02%
VULCAN MATERIALS COMPANY                       1,232  $       59,148
                                                      --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
PERCENT OF NET ASSETS                                          0.53%
CALLAWAY GOLF COMPANY                          1,991  $       36,077
HASBRO INCORPORATED                            3,167          54,916
MATTEL INCORPORATED                            4,918          88,475
TIFFANY & COMPANY                              2,119          66,007
TYCO INTERNATIONAL LIMITED                    23,474       1,219,474
                                                      --------------
                                                      $    1,464,949
MISCELLANEOUS RETAIL
PERCENT OF NET ASSETS                                          0.42%
AMAZON.COM INCORPORATED+                       2,682  $       23,977
CASH AMERICA INTERNATIONAL INCORPORATED        6,282          53,083
COSTCO WHOLESALE CORPORATION+                  5,642         211,067
CVS CORPORATION                                4,566         164,878
DOLLAR TREE STORES INCORPORATED+                 933          22,140
OFFICE DEPOT INCORPORATED+                     3,927          54,585
RITE AID CORPORATION+                          5,030          39,938
STAPLES INCORPORATED+                          5,587          84,084
TOYS R US INCORPORATED+                        3,038          72,699
WALGREEN COMPANY                              12,849         441,363
                                                      --------------
                                                      $    1,167,814
MOTION PICTURES
PERCENT OF NET ASSETS                                          0.23%
WALT DISNEY COMPANY                           25,209  $      641,065
                                                      --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
PERCENT OF NET ASSETS                                          0.04%
CNF TRANSPORTATION INCORPORATED                1,394  $       41,862
OLD DOMINION FREIGHT LINE INCORPORATED+        2,184          24,286
UNITED PARCEL SERVICE INCORPORATED               968          53,463
                                                      --------------
                                                      $      119,611
NONDEPOSITORY CREDIT INSTITUTIONS
PERCENT OF NET ASSETS                                          1.20%
AMERICAN EXPRESS COMPANY                      14,156  $      515,562
CAPITAL ONE FINANCIAL CORPORATION              2,344         130,350
COUNTRYWIDE CREDIT INDUSTRIES
  INCORPORATED                                 1,300          53,950
FHLMC                                          7,996         502,788
FNMA                                          11,292         860,563
HELLER FINANCIAL INCORPORATED                  5,400         287,604
HOUSEHOLD INTERNATIONAL INCORPORATED           5,470         323,277
MBNA CORPORATION                               9,720         337,867
METRIS COMPANIES INCORPORATED                    599          16,293

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
PROVIDIAN FINANCIAL CORPORATION                3,353  $      130,968
USA EDUCATION INCORPORATED                     1,933         153,113
WORLD ACCEPTANCE CORPORATION+                  2,527          22,743
                                                      --------------
                                                      $    3,335,078
OIL & GAS EXTRACTION
PERCENT OF NET ASSETS                                          2.26%
ANADARKO PETROLEUM CORPORATION                 4,413  $      228,373
APACHE CORPORATION                             2,223         104,325
BJ SERVICES COMPANY+                           1,565          35,103
BURLINGTON RESOURCES INCORPORATED              2,731         103,778
DEVON ENERGY CORPORATION                       4,292         198,591
DIAMOND OFFSHORE DRILLING INCORPORATED           546          15,233
ENI SPA ADR                                    5,346         360,320
ENRON CORPORATION                              8,493         297,170
ENSCO INTERNATIONAL INCORPORATED               1,280          23,347
EOG RESOURCES INCORPORATED                     3,907         123,539
GLOBAL MARINE INCORPORATED+                    1,529          22,018
HOUSTON EXPLORATION COMPANY+                   7,000         201,670
KERR-MCGEE CORPORATION                         1,094          63,901
NABORS INDUSTRIES INCORPORATED+                1,760          43,155
NEWFIELD EXPLORATION COMPANY+                  4,600         151,616
NOBLE AFFILIATES INCORPORATED                  3,767         127,136
NOBLE DRILLING CORPORATION+                    1,657          45,070
OCCIDENTAL PETROLEUM CORPORATION               4,784         131,656
OCEAN ENERGY INCORPORATED                      9,414         177,454
OSCA INCORPORATED+                             1,577          26,099
PIONEER NATURAL RESOURCES COMPANY+             3,205          56,088
PRIDE INTERNATIONAL INCORPORATED+             10,300         134,930
REPSOL SA ADR                                 18,412         311,347
ROWAN COMPANIES INCORPORATED+                  1,620          25,191
SANTA FE INTERNATIONAL CORPORATION               968          24,490
SCHLUMBERGER LIMITED                           6,677         327,173
TIDEWATER INCORPORATED                           575          17,888
TOTAL FINA ELF ADR                            36,665       2,707,710
TRANSOCEAN SEDCO FOREX                         3,695         106,786
VARCO INTERNATIONAL INCORPORATED+              1,334          20,250
WEATHERFOLD INTERNATIONAL INCORPORATED+          980          32,605
                                                      --------------
                                                      $    6,244,012
SECURITY NAME                               SHARES        VALUE
PAPER & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                          0.40%
BOISE CASCADE CORPORATION                      6,600  $      242,220
BOWATER INCORPORATED                             843          39,992
INTERNATIONAL PAPER COMPANY                    5,467         219,336
KIMBERLY-CLARK CORPORATION                     6,354         394,266
MEAD CORPORATION                               1,296          43,079
TEMPLE-INLAND INCORPORATED                       572          33,382
WESTVACO CORPORATION                           2,189          66,655
WILLAMETTE INDUSTRIES INCORPORATED             1,557          75,515
                                                      --------------
                                                      $    1,114,444
PERSONAL SERVICES
PERCENT OF NET ASSETS                                          0.09%
CINTAS CORPORATION                             3,139  $      146,152
H&R BLOCK INCORPORATED                         2,406          93,617
                                                      --------------
                                                      $      239,769
PETROLEUM REFINING & RELATED INDUSTRIES
PERCENT OF NET ASSETS                                          2.46%
AMERADA HESS CORPORATION                       1,759  $      136,692
ASHLAND INCORPORATED                           1,622          68,773
BP PLC ADR                                    16,964         863,128
CHEVRON CORPORATION                            5,776         524,172
CONOCO INCORPORATED CLASS B                    7,049         208,791
EXXON MOBIL CORPORATION                       68,790       2,761,918
MURPHY OIL CORPORATION                         1,088          82,144
PHILLIPS PETROLEUM COMPANY                     1,863         107,123
ROYAL DUTCH PETROLEUM COMPANY                 16,938         959,199
SUNOCO INCORPORATED                            2,208          83,529
TEXACO INCORPORATED                            5,964         415,393
TOSCO CORPORATION                              2,070          96,048
ULTRAMAR DIAMOND SHAMROCK CORPORATION          4,175         215,597
UNOCAL CORPORATION                             2,760          97,428
USX-MARATHON GROUP INCORPORATED                4,417         139,180
WD-40 COMPANY                                  3,068          63,906
                                                      --------------
                                                      $    6,823,021
PRIMARY METAL INDUSTRIES
PERCENT OF NET ASSETS                                          0.57%
AK STEEL HOLDING CORPORATION                  16,500  $      214,830
ALCAN INCORPORATED                             3,659         132,895
ALCOA INCORPORATED                            10,177         387,947
ALLEGHENY TECHNOLOGIES INCORPORATED            2,572          47,582
ENGELHARD CORPORATION                          2,120          55,396
KUBOTA CORPORATION ADR                         8,150         562,350
NUCOR CORPORATION                              1,013          49,232
PRECISION CASTPARTS CORPORATION                1,195          41,036
USX-US STEEL GROUP INCORPORATED                3,766          74,906
                                                      --------------
                                                      $    1,566,174

WELLS FARGO OUTLOOK 2020 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
PRINTING PUBLISHING & ALLIED INDUSTRIES
PERCENT OF NET ASSETS                                          1.14%
BELO CORPORATION                               2,939  $       53,607
DOW JONES & COMPANY INCORPORATED               1,736          95,272
ELSEVIER NV ADR                               28,823         726,340
GANNETT COMPANY INCORPORATED                   3,201         197,374
KNIGHT-RIDDER INCORPORATED                     1,089          65,993
MCGRAW-HILL COMPANIES INCORPORATED             2,228         132,009
NEW YORK TIMES COMPANY                         2,052          87,723
NEWS CORPORATION LIMITED ADR                   6,494         211,639
READERS DIGEST ASSOCIATION INCORPORATED        1,181          22,085
REYNOLDS & REYNOLDS COMPANY                    1,624          40,438
RR DONNELLEY & SONS COMPANY                    2,080          62,026
TRIBUNE COMPANY                                3,857         152,043
VALASSIS COMMUNICATIONS INCORPORATED+            834          29,540
VIACOM INCORPORATED+                          20,677         876,705
VIVENDI UNIVERSAL SA ADR                       5,200         284,492
WASHINGTON POST COMPANY                          187         107,245
                                                      --------------
                                                      $    3,144,530
RAILROAD TRANSPORTATION
PERCENT OF NET ASSETS                                          0.19%
BURLINGTON NORTHERN SANTA FE CORPORATION       4,649  $      126,034
CSX CORPORATION                                2,971         104,995
KANSAS CITY SOUTHERN INDUSTRIES
  INCORPORATED+                                3,206          41,678
NORFOLK SOUTHERN CORPORATION                   5,379         100,157
UNION PACIFIC CORPORATION                      2,663         141,858
                                                      --------------
                                                      $      514,722
REAL ESTATE
PERCENT OF NET ASSETS                                          0.11%
CATELLUS DEVELOPMENT CORPORATION+              3,120  $       57,408
LNR PROPERTY CORPORATION                       7,500         247,425
                                                      --------------
                                                      $      304,833
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
PERCENT OF NET ASSETS                                          0.12%
GOODYEAR TIRE & RUBBER COMPANY                 2,720  $       66,640
NIKE INCORPORATED                              3,173         158,650
SEALED AIR CORPORATION+                        1,285          51,631
TUPPERWARE CORPORATION                         2,141          50,592
                                                      --------------
                                                      $      327,513
SECURITY NAME                               SHARES        VALUE
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES
PERCENT OF NET ASSETS                                          0.96%
ATALANTA SOSNOFF CAPITAL CORPORATION+          1,499  $       16,189
BEAR STEARNS COMPANIES INCORPORATED+           3,392         177,028
CHARLES SCHWAB CORPORATION                    17,509         218,162
E*TRADE GROUP INCORPORATED+                    2,081          13,318
EDWARDS AG INCORPORATED                        1,329          54,223
FEDERATED INVESTORS INCORPORATED               1,629          46,345
FRANKLIN RESOURCES INCORPORATED                2,979         122,228
GOLDMAN SACHS GROUP INCORPORATED               2,940         235,494
HOENIG GROUP INCORPORATED+                     1,884          19,594
KNIGHT TRADING GROUP INCORPORATED+             1,323          13,759
LEGG MASON INCORPORATED                          774          34,606
LEHMAN BROTHERS HOLDING INCORPORATED           4,138         271,660
MERRILL LYNCH & COMPANY INCORPORATED          10,030         517,548
MORGAN STANLEY DEAN WITTER & COMPANY          13,697         730,735
SANDERS MORRIS HARRIS GROUP
  INCORPORATED+                                3,341          15,536
STIFEL FINANCIAL CORPORATION                   3,084          37,409
STILWELL FINANCIAL INCORPORATED                3,065          87,659
T. ROWE PRICE GROUP INCORPORATED+              1,311          49,018
                                                      --------------
                                                      $    2,660,512
STONE CLAY GLASS & CONCRETE PRODUCTS
PERCENT OF NET ASSETS                                          0.32%
CABOT MICROELECTRONICS CORPORATION+              375  $       26,269
CORNING INCORPORATED                          12,040         144,600
HANSON PLC ADR                                18,123         703,354
                                                      --------------
                                                      $      874,223
TOBACCO PRODUCTS
PERCENT OF NET ASSETS                                          0.51%
PHILIP MORRIS COMPANIES INCORPORATED          25,299  $    1,199,173
RJ REYNOLDS TOBACCO HOLDINGS
  INCORPORATED+                                2,467         142,469
UST INCORPORATED                               1,733          57,189
                                                      --------------
                                                      $    1,398,831
TRANSPORTATION BY AIR
PERCENT OF NET ASSETS                                          0.36%
AMR CORPORATION+                               1,688  $       53,999
DELTA AIRLINES INCORPORATED                    1,144          44,158
FEDEX CORPORATION+                             3,867         162,801
JAPAN AIRLINES COMPANY LIMITED ADR            55,654         328,414

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
COMMON STOCK (CONTINUED)
NORTHWEST AIRLINES CORPORATION+                  737  $       15,536
SOUTHWEST AIRLINES COMPANY                    14,027         250,943
UAL CORPORATION                                4,185         136,766
US AIRWAYS GROUP INCORPORATED+                   838          10,643
                                                      --------------
                                                      $    1,003,260
TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                          2.02%
BOEING COMPANY+                                9,820  $      502,784
DAIMLERCHRYSLER AG+                           29,720       1,306,194
DANA CORPORATION                               3,642          71,383
DELPHI AUTOMOTIVE SYSTEMS CORPORATION          6,833         102,427
FIAT SPA ADR                                  15,607         362,863
FORD MOTOR COMPANY                            21,394         425,099
GENERAL DYNAMICS CORPORATION                   2,427         191,636
GENERAL MOTORS CORPORATION                     6,324         346,239
GENUINE PARTS COMPANY                          2,108          64,842
GOODRICH CORPORATION                           1,588          50,895
HARLEY-DAVIDSON INCORPORATED                   4,067         197,616
HONDA MOTOR COMPANY LIMITED ADR                4,848         353,904
HONEYWELL INTERNATIONAL INCORPORATED           9,260         345,028
ITT INDUSTRIES INCORPORATED                    1,092          49,304
NAVISTAR INTERNATIONAL CORPORATION+            1,043          35,744
NORTHROP GRUMMAN CORPORATION                     793          65,026
PACCAR INCORPORATED                            1,282          70,895
ROCKWELL INTERNATIONAL CORPORATION             2,476          39,740
SPX CORPORATION+                                 331          38,479
STANDARD MOTOR PRODUCTS INCORPORATED           3,548          44,882
TEXTRON INCORPORATED                           2,152         112,743
TOYOTA MOTOR CORPORATION ADR                  12,633         771,876
TRW INCORPORATED                               1,644          57,869
                                                      --------------
                                                      $    5,607,466
TRANSPORTATION SERVICES
PERCENT OF NET ASSETS                                          0.05%
GATX CORPORATION                               1,492  $       58,576
SABRE HOLDINGS CORPORATION+                    1,806          76,177
                                                      --------------
                                                      $      134,753
WATER TRANSPORTATION
PERCENT OF NET ASSETS                                          0.10%
CARNIVAL CORPORATION                           7,220  $      225,842
ROYAL CARIBBEAN CRUISES+                       1,727          40,308
                                                      --------------
                                                      $      266,150
SECURITY NAME                               SHARES        VALUE
WHOLESALE TRADE-DURABLE GOODS
PERCENT OF NET ASSETS                                          1.28%
APOLGENT TECHNOLOGIES INCORPORATED+            1,041  $       25,026
ARROW ELECTRONICS INCORPORATED+                1,267          33,943
GRAINGER (W W) INCORPORATED                    1,651          69,854
JOHNSON & JOHNSON                             34,581       1,822,765
KYOCERA CORPORATION ADR                        3,051         204,448
MITSUBISHI CORPORATION ADR                    25,452         423,483
MITSUI & COMPANY LIMITED ADR                   3,466         477,081
NISSAN MOTOR COMPANY LIMITED ADR              30,420         352,872
OMNICARE INCORPORATED                          1,759          42,075
SYCAMORE NETWORKS INCORPORATED+                1,272           7,136
TECH DATA CORPORATION+                           643          26,299
VISTEON CORPORATION+                           3,573          61,098
                                                      --------------
                                                      $    3,546,079
WHOLESALE TRADE-NONDURABLE GOODS
PERCENT OF NET ASSETS                                          0.58%
BROWN-FORMAN CORPORATION                         642  $       41,409
CARDINAL HEALTH INCORPORATED                   5,438         396,648
MCKESSON CORPORATION                           4,091         160,572
SAFEWAY INCORPORATED+                          5,755         259,608
SMURFIT-STONE CONTAINER CORPORATION+           2,848          49,156
SUPERVALU INCORPORATED                         2,897          60,779
SYSCO CORPORATION                              8,618         241,476
UNILEVER NV ADR                                6,611         403,866
                                                      --------------
                                                      $    1,613,514
TOTAL COMMON STOCK
(COST $180,501,446)                                   $  177,067,776

REAL ESTATE INVESTMENT TRUST
PERCENT OF NET ASSETS                                          0.56%
ANNALY MORTGAGE MANAGEMENT INCORPORATED        6,364  $       83,050
APARTMENT INVESTMENT & MANAGEMENT
  COMPANY                                      2,979         142,992
ARCHSTONE COMMUNITIES TRUST                    5,106         137,862
AVALONBAY COMMUNITIES INCORPORATED             3,145         158,791
CAPITAL AUTOMOTIVE REIT                           85           1,512
DUKE REALTY CORPORATION                        5,352         135,245
EQUITY OFFICE PROPERTIES TRUST                 8,512         273,150
EQUITY RESIDENTIAL PROPERTIES TRUST            2,083         122,710
HOST MARRIOTT CORPORATION                      9,419         120,563
SIMON PROPERTY GROUP INCORPORATED              4,181         122,503

WELLS FARGO OUTLOOK 2020 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES        VALUE
STARWOOD HOTELS & RESORTS OF WORLDWIDE
  INCORPORATED                                 3,145  $      106,458
VORNADO REALTY TRUST                           3,594         144,155
                                                      --------------
TOTAL REAL ESTATE INVESTMENT TRUST
(COST $1,458,617)                                     $    1,548,992

RATE MATURITY                             PRINCIPAL

U.S. TREASURY OBLIGATIONS
PERCENT OF NET ASSETS                                         33.42%
US TREASURY BONDS
 6.13%,   08/31/02                        $  600,000  $      616,289
 6.25%,   08/31/02                         2,400,000       2,468,251
 5.88%,   09/30/02                         1,300,000       1,334,684
 6.00%,   09/30/02                           600,000         616,640
 5.75%,   10/31/02                         1,600,000       1,642,875
 11.63%,  11/15/02                           200,000         219,039
 5.63%,   11/30/02                           400,000         410,719
 5.75%,   11/30/02                         2,200,000       2,262,047
 5.13%,   12/31/02                           900,000         919,758
 5.63%,   12/31/02                           800,000         822,687
 4.75%,   01/31/03                           900,000         915,820
 5.50%,   01/31/03                           900,000         924,961
 6.25%,   02/15/03                           600,000         623,086
 10.75%,  02/15/03                           200,000         220,188
 4.63%,   02/28/03                         2,100,000       2,133,961
 5.50%,   02/28/03                           900,000         925,945
 5.50%,   03/31/03                           600,000         617,977
 4.00%,   04/30/03                         2,100,000       2,114,683
 5.75%,   04/30/03                           900,000         931,570
 10.75%,  05/15/03                           400,000         446,875
 5.50%,   05/31/03                           400,000         412,891
 5.38%,   06/30/03                           900,000         928,230
 5.25%,   08/15/03                           800,000         824,218
 5.75%,   08/15/03                         2,400,000       2,494,874
 11.13%,  08/15/03                           300,000         341,555
 4.25%,   11/15/03                           900,000         909,808
 11.88%,  11/15/03                           400,000         467,875
 4.75%,   02/15/04                         2,900,000       2,962,759
 5.88%,   02/15/04                           900,000         942,890
 5.25%,   05/15/04                         1,500,000       1,552,032
 7.25%,   05/15/04                         2,600,000       2,820,085
 12.38%,  05/15/04                           300,000         364,090
 6.00%,   08/15/04                         1,800,000       1,899,421
 7.25%,   08/15/04                         1,400,000       1,525,343
 5.88%,   11/15/04                         3,000,000       3,157,851
 7.88%,   11/15/04                           700,000         778,121
 11.63%,  11/15/04                           400,000         488,750
 7.50%,   02/15/05                         2,600,000       2,877,774
 6.50%,   05/15/05                           900,000         970,383
 6.75%,   05/15/05                         2,500,000       2,712,500
 12.00%,  05/15/05                           200,000         252,688
 6.50%,   08/15/05                         1,300,000       1,405,015
 10.75%,  08/15/05                         1,000,000       1,231,406
 5.75%,   11/15/05                         3,500,000       3,688,125
 5.88%,   11/15/05                           900,000         953,895
 5.63%,   02/15/06                         1,000,000       1,052,969
 9.38%,   02/15/06                           300,000         360,609
RATE MATURITY                             PRINCIPAL       VALUE
U.S. TREASURY OBLIGATIONS (CONTINUED)
 6.88%,   05/15/06                        $3,600,000  $    3,972,658
 7.00%,   07/15/06                         4,500,000       4,996,935
 6.50%,   10/15/06                         1,300,000       1,418,929
 6.25%,   02/15/07                         1,000,000       1,083,438
 7.63%,   02/15/07                           200,000         203,680
 6.63%,   05/15/07                         2,100,000       2,316,399
 6.13%,   08/15/07                         4,500,000       4,856,485
 5.50%,   02/15/08                           800,000         837,687
 5.63%,   05/15/08                         1,900,000       1,999,454
 4.75%,   11/15/08                           500,000         499,610
 8.75%,   11/15/08                           200,000         219,906
 5.50%,   05/15/09                           800,000         835,438
 9.13%,   05/15/09                           200,000         225,328
 6.00%,   08/15/09                         1,200,000       1,291,500
 10.38%,  11/15/09                           700,000         826,055
 6.50%,   02/15/10                         5,700,000       6,336,354
 10.00%,  05/15/10                           200,000         237,852
 5.75%,   08/15/10                           800,000         849,125
                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $91,353,616)                                    $   92,551,044

SHORT-TERM INSTRUMENTS
PERCENT OF NET ASSETS                                          1.72%
RIGHTS
PERCENT OF NET ASSETS                                         (0.00%)
CNA FINANCIAL CORPORATION                 $      250  $          695
                                                      --------------
US TREASURY BILLS
PERCENT OF NET ASSETS                                          1.72%
 3.51%^,  09/13/01                         1,953,000  $    1,951,344
 3.40%^,  10/11/01                         2,814,000       2,804,368
                                                      --------------
                                                      $    4,755,712
TOTAL SHORT-TERM INSTRUMENTS
(COST $4,755,396)                                     $    4,756,407

TOTAL INVESTMENTS IN SECURITIES
(COST $278,069,075) *                         99.63%  $  275,924,219
OTHER ASSETS AND LIABILITIES, NET              0.37%       1,032,931
                                          ----------  --------------
TOTAL NET ASSETS                             100.00%  $  276,957,150
                                          ----------  --------------

^    Yield to maturity.
+    Non-income producing securities.
{::} Security of an affiliate of the fund with a cost of $725,363.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:
     Gross Unrealized Appreciation     $ 10,466,604
     Gross Unrealized Depreciation      (12,611,460)
                                       ------------
     NET UNREALIZED DEPRECIATION       $ (2,144,856)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK
PERCENT OF NET ASSETS                                       80.58%
AGRICULTURAL PRODUCTION-CROPS
PERCENT OF NET ASSETS                                        0.01%
DOLE FOOD COMPANY INCORPORATED                   981  $     23,534
                                                      ------------
AMUSEMENT & RECREATION SERVICES
PERCENT OF NET ASSETS                                        0.03%
HARRAH'S ENTERTAINMENT INCORPORATED+           1,115  $     31,867
PARK PLACE ENTERTAINMENT CORPORATION+          2,400        25,512
                                                      ------------
                                                      $     57,379
APPAREL & ACCESSORY STORES
PERCENT OF NET ASSETS                                        0.30%
ABERCROMBIE & FITCH COMPANY+                   1,405  $     42,628
GAP INCORPORATED                               7,636       150,047
INTIMATE BRANDS INCORPORATED                   1,154        15,879
KOHL'S CORPORATION+                            2,950       163,725
LIMITED INCORPORATED                           3,885        54,779
NORDSTROM INCORPORATED                         1,345        26,967
PAYLESS SHOESOURCE INCORPORATED+                 575        33,505
ROSS STORES INCORPORATED                         924        27,073
                                                      ------------
                                                      $    514,603
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS
PERCENT OF NET ASSETS                                        0.26%
BENETTON GROUP SPA ADR                        12,689  $    344,506
JONES APPAREL GROUP INCORPORATED+              1,018        32,474
LIZ CLAIBORNE INCORPORATED                       571        29,949
VF CORPORATION                                 1,204        41,622
                                                      ------------
                                                      $    448,551
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
PERCENT OF NET ASSETS                                        0.06%
AUTONATION INCORPORATED+                       4,455  $     47,936
AUTOZONE INCORPORATED+                         1,150        53,130
                                                      ------------
                                                      $    101,066
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS
PERCENT OF NET ASSETS                                        0.01%
CLAYTON HOMES INCORPORATED                     1,623  $     24,848
                                                      ------------
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS
PERCENT OF NET ASSETS                                        0.75%
FASTENAL COMPANY                                 355  $     23,341
HOME DEPOT INCORPORATED                       20,992       964,582
LOWE'S COMPANIES INCORPORATED                  6,854       254,969
SECURITY NAME                               SHARES       VALUE
SHERWIN-WILLIAMS COMPANY                       1,641  $     37,169
                                                      ------------
                                                      $  1,280,061
BUSINESS SERVICES
PERCENT OF NET ASSETS                                        5.82%
3COM CORPORATION+                              2,930  $     12,042
ADECCO SA ADR                                 16,006       194,633
ADOBE SYSTEMS INCORPORATED                     2,255        75,791
AFFILIATED COMPUTER SERVICES CLASS A+            520        42,520
AKAMAI TECHNOLOGIES INCORPORATED+                462         1,945
AOL TIME WARNER INCORPORATED+                 43,205     1,613,706
ARBITRON INCORPORATED+                           512        15,078
ARIBA INCORPORATED+                            1,616         3,684
ASCENTIAL SOFTWARE CORPORATION+                2,890        13,641
AT HOME CORPORATION+                           2,177           914
AUTODESK INCORPORATED                            721        27,643
AUTOMATIC DATA PROCESSING INCORPORATED         6,100       315,736
BEA SYSTEMS INCORPORATED+                      1,856        30,012
BMC SOFTWARE INCORPORATED+                     2,267        36,272
BROADVISION INCORPORATED+                      2,481         3,200
BROCADE COMMUNICATIONS SYSTEMS
  INCORPORATED+                                1,212        29,149
CADENCE DESIGN SYSTEMS INCORPORATED+           2,107        46,312
CENDANT CORPORATION+                          11,057       210,857
CERIDIAN CORPORATION+                          1,407        27,366
CHOICEPOINT INCORPORATED+                        989        39,511
CITRIX SYSTEMS INCORPORATED+                   1,828        60,233
CMGI INCORPORATED+                             1,962         3,492
COGNEX CORPORATION+                              771        21,341
COMDISCO INCORPORATED+                         1,358         1,236
COMMERCE ONE INCORPORATED+                     1,385         4,515
COMPUTER ASSOCIATES INTERNATIONAL
  INCORPORATED                                 5,128       159,224
COMPUTER SCIENCES CORPORATION+                 1,599        60,122
COMPUWARE CORPORATION+                         3,673        44,847
CONCORD EFS INCORPORATED+                      2,451       128,604
CONVERGYS CORPORATION+                         2,193        61,558
DELUXE CORPORATION                             1,412        46,342
DOUBLECLICK INCORPORATED+                        866         6,954
DST SYSTEMS INCORPORATED+                        709        33,926
EBAY INCORPORATED+                             1,212        68,151
ECHELON CORPORATION+                             808        13,284
EFUNDS CORPORATION+                              772        13,340
ELECTRONIC ARTS INCORPORATED+                  1,418        81,833

WELLS FARGO OUTLOOK 2030 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
ELECTRONIC DATA SYSTEMS CORPORATION            4,198  $    247,598
ELECTRONICS FOR IMAGING INCORPORATED+            516        10,557
ENTERASYS NETWORKS INCORPORATED+               1,813        18,402
EQUIFAX INCORPORATED                           1,487        38,707
FIRST DATA CORPORATION                         3,565       234,755
FISERV INCORPORATED+                           1,087        58,883
FREEMARKETS INCORPORATED+                        116         1,677
I2 TECHNOLOGIES INCORPORATED+                  2,477        16,497
IMS HEALTH INCORPORATED                        2,729        72,646
INFOSPACE INCORPORATED+                        2,712         3,363
INKTOMI CORPORATION+                             981         3,885
INTERNET CAPITAL GROUP INCORPORATED+           1,270           965
INTERPUBLIC GROUP OF COMPANIES
  INCORPORATED                                 2,865        77,584
INTUIT INCORPORATED+                           1,796        67,853
ISS GROUP INCORPORATED+                          520         8,128
KANA SOFTWARE INCORPORATED+                      750           638
KEANE INCORPORATED+                            1,037        17,473
LEGATO SYSTEMS INCORPORATED+                   1,274        10,816
MACROMEDIA INCORPORATED+                         546         7,606
MANPOWER INCORPORATED                          1,076        33,162
MENTOR GRAPHICS CORPORATION+                   2,189        36,119
MERCURY INTERACTIVE CORPORATION+                 924        24,957
MICROMUSE INCORPORATED+                          981        11,615
MICROSOFT CORPORATION+                        48,259     2,753,176
MODIS PROFESSIONAL SERVICES+                   1,616        10,035
NATIONAL DATA CORPORATION                        631        24,363
NCR CORPORATION+                                 839        31,756
NETWORK ASSOCIATES INCORPORATED+               1,519        24,076
NOVELL INCORPORATED+                           3,198        14,551
OMNICOM GROUP INCORPORATED                     1,774       137,999
ORACLE CORPORATION+                           52,207       637,447
PARAMETRIC TECHNOLOGY CORPORATION+             3,196        23,299
PEOPLESOFT INCORPORATED+                       2,796        96,406
RATIONAL SOFTWARE CORPORATION+                 2,053        29,481
REALNETWORKS INCORPORATED+                       981         7,083
REUTERS GROUP PLC ADR                          3,944       267,009
ROBERT HALF INTERNATIONAL INCORPORATED+        2,298        57,197
ROXIO INCORPORATED+                              167         3,031
RSA SECURITY INCORPORATED+                       744        14,315
SAP AG ADR                                     6,352       219,080
SAPIENT CORPORATION+                           1,558         8,429
SECURITY NAME                               SHARES       VALUE
SENSORMATIC ELECTRONICS CORPORATION+             944  $     22,108
SIEBEL SYSTEMS INCORPORATED+                   3,787        81,799
SUN MICROSYSTEMS INCORPORATED+                30,573       350,061
SUNGARD DATA SYSTEMS INCORPORATED+             2,678        63,335
SYBASE INCORPORATED+                           2,349        32,346
SYMANTEC CORPORATION+                            805        34,607
SYNOPSYS INCORPORATED+                           819        37,789
TMP WORLDWIDE INCORPORATED+                    1,500        67,275
TOTAL SYSTEM SERVICES INCORPORATED               631        15,788
UNISYS CORPORATION+                            2,746        32,458
VERISIGN INCORPORATED+                         1,535        63,012
VERTITAS SOFTWARE CORPORATION+                 4,060       116,603
VIGNETTE CORPORATION+                          1,731        11,823
YAHOO INCORPORATED+                            4,872        57,782
                                                      ------------
                                                      $  9,898,419
CHEMICALS & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                       10.58%
ABBOTT LABORATORIES                           14,341  $    712,748
ABGENIX INCORPORATED+                          1,154        34,585
AIR PRODUCTS & CHEMICALS INCORPORATED          2,465       104,516
AKZO NOBLE NV ADR                              6,848       306,722
ALBERTO CULVER COMPANY                           665        28,642
AMERICAN HOME PRODUCTS CORPORATION            12,075       676,200
AMGEN INCORPORATED+                            9,723       625,189
ASTRAZENECA GROUP PLC ADR                     13,756       667,166
AVENTIS SA ADR                                13,171       961,483
AVERY DENNISON CORPORATION                     1,018        52,335
AVON PRODUCTS INCORPORATED                     2,227       102,732
BIOGEN INCORPORATED+                           1,454        87,763
BRISTOL-MYERS SQUIBB COMPANY                  18,011     1,011,137
CABOT CORPORATION                              1,105        44,609
CHIRON CORPORATION+                            1,871        87,226
CLOROX COMPANY                                 2,211        82,360
COLGATE-PALMOLIVE COMPANY                      5,032       272,483
CROMPTON CORPORATION                           2,017        18,355
DIAL CORPORATION                               1,047        17,642
DOW CHEMICAL COMPANY                           7,851       275,256
DU PONT (EI) DE NEMOURS & COMPANY              8,915       365,248
EASTMAN CHEMICAL COMPANY                       1,123        43,561
ECOLAB INCORPORATED                            1,214        48,657
ELI LILLY & COMPANY                           10,466       812,476
ESTEE LAUDER COMPANIES INCORPORATED              722        28,050

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
FOREST LABORATORIES INCORPORATED+              1,875  $    136,894
GENENTECH INCORPORATED+                        1,385        63,572
GENZYME CORPORATION+                           1,574        89,151
GILLETTE COMPANY                               9,388       287,742
GLAXOSMITHKLINE PLC ADR+                      35,398     1,874,323
ICN PHARMACEUTICALS INCORPORATED               1,177        34,663
IDEC PHARMACEUTICALS CORPORATION+              1,500        88,905
IDEXX LABORATORIES INCORPORATED+               1,867        45,163
IMC GLOBAL INCORPORATED                        1,439        16,995
IMMUNEX CORPORATION+                           2,338        40,634
INTERNATIONAL FLAVORS & FRAGRANCES
  INCORPORATED                                 1,257        37,899
IVAX CORPORATION+                              2,040        68,666
KING PHARMACEUTICALS INCORPORATED+             2,154        93,160
LUBRIZOL CORPORATION                           1,135        40,837
LYONDELL CHEMICAL COMPANY                      1,486        20,224
MEDIMMUNE INCORPORATED+                        2,250        90,338
MERCK & COMPANY INCORPORATED                  21,224     1,381,682
MILLENNIUM CHEMICALS INCORPORATED              1,221        16,410
MYLAN LABORATORIES INCORPORATED                1,590        52,454
NOVO NORDISK ADR                              36,335     1,511,536
OLIN CORPORATION                                 815        13,496
PFIZER INCORPORATED                           56,932     2,181,064
PHARMACIA CORPORATION                         12,018       475,913
PPG INDUSTRIES INCORPORATED                    1,743        94,331
PRAXAIR INCORPORATED                           1,461        68,769
PROCTER & GAMBLE COMPANY                      10,389       770,344
ROHM & HAAS COMPANY                            2,059        73,939
SCHERING-PLOUGH CORPORATION                   13,703       522,495
SEPRACOR INCORPORATED+                           850        36,295
SIGMA ALDRICH                                  1,148        52,360
SOLUTIA INCORPORATED                           1,601        22,110
SULZER MEDICA ADR                              8,289        62,168
TANOX INCORPORATED+                              924        15,292
VALSPAR CORPORATION                              855        31,763
WATSON PHARMACEUTICALS INCORPORATED+           1,384        77,642
ZIMMER HOLDINGS INCORPORATED+                  1,801        48,987
                                                      ------------
                                                      $ 18,005,356
COMMUNICATIONS
PERCENT OF NET ASSETS                                        5.91%
ADELPHIA COMMUNICATIONS+                       1,900  $     59,945
ADTRAN INCORPORATED+                             328         7,593
ALLTEL CORPORATION                             2,905       168,490
SECURITY NAME                               SHARES       VALUE
AMERICAN TOWER CORPORATION+                    6,678  $     96,631
ANIXTER INTERNATIONAL INCORPORATED+              476        14,818
AT&T CORPORATION                              33,286       633,765
AT&T WIRELESS SERVICES+                       10,711       166,020
AVAYA INCORPORATED+                            2,621        29,775
BELLSOUTH CORPORATION                         16,520       616,196
BRITISH SKY BROADCASTING PLC ADR+              3,708       253,627
BRITISH TELECOMMUNICATIONS ADR                 7,958       498,250
BROADWING INCORPORATED+                        8,135       146,105
CABLEVISION SYSTEMS CORPORATION+                 973        45,439
CABLEVISION SYSTEMS CORPORATION -
  RAINBOW MEDIA GROUP+                           516        12,281
CENTURYTEL INCORPORATED                        1,673        58,639
CERTEGY INCORPORATED+                            743        25,529
CLEAR CHANNEL COMMUNICATIONS
  INCORPORATED+                                5,237       263,264
COMCAST CORPORATION+                           8,668       317,509
COX COMMUNICATIONS INCORPORATED+               1,907        75,822
DEUTSCHE TELEKOM ADR                          20,831       323,922
EXODUS COMMUNICATIONS INCORPORATED+            3,289         2,894
FRANCE TELECOM SA ADR                          3,502       115,391
GLOBAL CROSSING LIMITED+                       8,148        34,466
GLOBAL PAYMENTS INCORPORATED                     747        26,556
HEARST-ARGYLE TELEVISION INCORPORATED+         1,183        24,039
HISPANIC BROADCASTING CORPORATION+             1,068        22,044
LEAP WIRELESS INTERNATIONAL+                     738        13,446
LEVEL 3 COMMUNICATIONS INCORPORATED+           2,077         7,934
MCLEODUSA INCORPORATED+                        3,360         4,200
METROMEDIA FIBER NETWORK INCORPORATED+         2,827         2,120
NEXTEL COMMUNICATIONS INCORPORATED+            7,213        87,133
NIPPON TELEGRAPH & TELEPHONE ADR              15,701       354,686
NTL INCORPORATED+                              1,224         6,071
QWEST COMMUNICATIONS INTERNATIONAL
  INCORPORATED                                17,201       369,822
REDBACK NETWORKS INCORPORATED+                   750         3,060
SBC COMMUNICATIONS INCORPORATED               29,937     1,224,722
SPRINT CORPORATION (FON GROUP)                 8,145       190,104

WELLS FARGO OUTLOOK 2030 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
SPRINT CORPORATION (PCS GROUP)+                8,710  $    217,576
TELE DANMARK CORPORATION ADR                  18,249       326,657
TELECOM CORPORATION OF NEW ZEALAND
  LIMITED ADR                                  5,746       101,302
TELEFONICA SA ADR+                             9,665       340,691
TELEPHONE & DATA SYSTEMS INCORPORATED          2,685       277,226
UNIVISION COMMUNICATIONS INCORPORATED+         2,015        60,107
USA NETWORKS INCORPORATED+                     1,859        43,054
VERIZON COMMUNICATIONS INCORPORATED           24,964     1,248,199
VODAFONE GROUP PLC ADR                        38,867       783,170
WILLIAMS COMMUNICATIONS GROUP
  INCORPORATED+                                3,499         5,773
WORLDCOM GROUP+                               27,407       352,454
WORLDCOM INCORPORATED MCI GROUP                    1            13
                                                      ------------
                                                      $ 10,058,530
DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                        8.38%
ABN AMRO HOLDING NV ADR                       24,041  $   $442,354
ALLIED IRISH BANKS PLC ADR                    29,638       662,409
AMSOUTH BANCORP                                4,134        78,629
ASSOCIATED BANCORP                             1,548        52,493
BANCO BILBAO VIZCAYA ARGENTARI ADR            22,690       296,105
BANCO COMERCIAL PORTUGUES ADR+                 7,210       143,299
BANCO SANTANDER CENTER ADR                    65,723       601,365
BANK OF AMERICA CORPORATION                   12,242       752,883
BANK OF NEW YORK COMPANY INCORPORATED          6,318       250,825
BANK ONE CORPORATION                           9,771       338,956
BARCLAYS PLC ADR                               4,748       593,500
BB&T CORPORATION                               3,443       126,634
CHARTER ONE FINANCIAL INCORPORATED             1,942        56,706
CITIGROUP INCORPORATED                        42,722     1,954,531
CITY NATIONAL CORPORATION                      5,224       243,125
COMERICA INCORPORATED                          1,483        88,609
COMMERCE BANCSHARES INCORPORATED                 786        31,747
COMPASS BANCSHARES INCORPORTED                 1,507        40,162
DIME BANCORP INCORPORATED                      1,463        56,472
FIFTH THIRD BANCORP                            5,045       294,124
FIRST TENNESSEE NATIONAL CORPORATION           8,049       259,258
SECURITY NAME                               SHARES       VALUE
FIRST UNION CORPORATION+                       8,338  $    286,994
FIRST VIRGINIA BANKS INCORPORATED                736        33,819
FLEETBOSTON FINANCIAL CORPORATION              8,523       313,902
GOLDEN WEST FINANCIAL CORPORATION              1,513        87,557
HIBERNIA CORPORATION                           2,382        41,185
HSBC HOLDINGS PLC ADR                          4,125       245,190
HUNTINGTON BANCSHARES INCORPORATED             2,943        53,504
J P MORGAN CHASE & COMPANY                    14,328       564,523
KEYCORP                                        4,008       100,601
M & T BANK CORPORATION                         1,091        79,261
MARSHALL & ILSLEY CORPORATION                  2,458       136,714
MELLON FINANCIAL CORPORATION                   4,203       148,156
MERCANTILE BANKSHARES                          1,127        45,925
NATIONAL AUSTRALIA BANK ADR                    6,263       555,152
NATIONAL CITY CORPORATION                      5,136       158,548
NATIONAL COMMERCE FINANCIAL CORPORATION        1,525        38,674
NORTH FORK BANCORPORATION INCORPORATED         2,016        60,077
NORTHERN TRUST CORPORATION                     1,940       109,998
PACIFIC CENTURY FINANCIAL CORPORATION          1,204        31,448
PNC FINANCIAL SERVICES GROUP
  INCORPORATED                                 2,525       168,140
REGIONS FINANCIAL CORPORATION                  4,907       144,266
SAN PAOLO IMI SPA ADR                         15,662       392,333
SKY FINANCIAL GROUP INCORPORATED               1,512        30,240
SOUTHTRUST CORPORATION                         3,022        73,616
STATE STREET CORPORATION                       2,873       139,513
SUNTRUST BANKS INCORPORATED                    2,543       173,687
SYNOVUS FINANCIAL CORPORATION                  2,621        80,727
TCF FINANCIAL CORPORATION                      1,507        68,418
TRUSTMARK CORPORATION                          1,152        25,805
UNION PLANTERS CORPORATION                     5,037       224,147
US BANCORP                                    16,880       409,171
VALLEY NATIONAL BANCORP                        1,857        53,036
WACHOVIA CORPORATION                           1,967       137,002
WASHINGTON FEDERAL INCORPORATED                2,020        50,136
WASHINGTON MUTUAL INCORPORATED                 9,980       373,651
WELLS FARGO & COMPANY{::}                     14,651       674,093
WESTPAC BANKING CORPORATION ADR                8,955       329,992

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
WILMINGTON TRUST CORPORATION                     402  $     24,510
ZIONS BANCORP                                  4,004       229,269
                                                      ------------
                                                      $ 14,257,166
EATING & DRINKING PLACES
PERCENT OF NET ASSETS                                        0.34%
BRINKER INTERNATIONAL INCORPORATED+            1,049  $     27,903
DARDEN RESTAURANTS INCORPORATED                1,795        51,373
MCDONALD'S CORPORATION                        11,442       343,603
OUTBACK STEAKHOUSE INCORPORATED+                 888        25,974
TRICON GLOBAL RESTAURANTS INCORPORATED+        1,352        57,622
VIAD CORPORATION                               1,245        32,744
WENDY'S INTERNATIONAL INCORPORATED             1,456        41,336
                                                      ------------
                                                      $    580,555
EDUCATIONAL SERVICES
PERCENT OF NET ASSETS                                        0.04%
APOLLO GROUP INCORPORATED+                     1,523  $    $59,961
                                                      ------------
ELECTRIC GAS & SANITARY SERVICES
PERCENT OF NET ASSETS                                        1.92%
AES CORPORATION+                               5,981  $    198,091
AMEREN CORPORATION                             1,128        46,530
AMERICAN ELECTRIC POWER COMPANY                2,716       124,311
AMERICAN WATER WORKS INCORPORATED              1,043        35,879
CALPINE CORPORATION+                           2,654        87,635
CINERGY CORPORATION                            1,377        44,339
CONSOLIDATED EDISON INCORPORATED               2,335        95,502
CONSTELLATION ENERGY GROUP                     1,465        43,979
DOMINION RESOURCES INCORPORATED                2,224       140,001
DTE ENERGY COMPANY                             1,380        59,740
DUKE ENERGY CORPORATION                        6,414       252,134
DYNEGY INCORPORATED                            2,943       124,106
EDISON INTERNATIONAL+                          3,560        48,452
EL PASO CORPORATION                            4,400       213,796
ENTERGY CORPORATION                            1,984        76,424
EXELON CORPORATION                             2,980       162,708
FIRSTENERGY CORPORATION                        1,976        64,991
FPL GROUP INCORPORATED                         1,535        83,427
GPU INCORPORATED                               1,236        47,190
MIRANT CORPORATION+                            2,120        60,738
NIAGARA MOHAWK HOLDINGS INCORPORATED+          2,663        46,443
NISOURCE INCORPORATED                          2,566        64,689
PACIFIC GAS & ELECTRIC COMPANY+                3,855        63,222
PINNACLE WEST CAPITAL CORPORATION                808        36,045
SECURITY NAME                               SHARES       VALUE
PPL CORPORATION                                1,658  $     71,874
PROGRESS ENERGY INCORPORATED                   1,976        82,379
PUBLIC SERVICE ENTERPRISE GROUP
  INCORPORATED                                 1,792        82,970
RELIANT ENERGY INCORPORATED                    2,977        89,489
SEMPRA ENERGY                                  2,256        61,115
SOUTHERN COMPANY                               5,735       132,880
TEXAS UTILITIES COMPANY                        2,265       107,542
WASTE MANAGEMENT INCORPORATED                  5,797       179,301
WILLIAMS COMPANIES INCORPORATED                4,254       138,468
XCEL ENERGY INCORPORATED                       3,546        97,160
                                                      ------------
                                                      $  3,263,550
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT
COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                        7.08%
ADAPTEC INCORPORATED+                          1,014  $     10,596
ADC TELECOMMUNICATIONS INCORPORATED+           7,137        31,189
ADVANCED FIBRE COMMUNICATIONS
  INCORPORATED+                                  843        20,443
ADVANCED MICRO DEVICES INCORPORATED+           2,905        39,363
ALCATEL ADR                                   22,072       344,323
ALTERA CORPORATION+                            3,817       108,403
AMERICAN POWER CONVERSION CORPORATION+         2,351        32,514
ANALOG DEVICES INCORPORATED+                   3,210       153,374
ANDREW CORPORATION+                            1,552        31,568
APPLIED MICRO CIRCUITS CORPORATION+            2,712        38,700
ATMEL CORPORATION+                             3,346        32,088
AVX CORPORATION                                  792        16,751
BROADCOM CORPORATION+                          3,535       113,650
CANON INCORPORATED ADR                         8,487       258,175
CHARTERED SEMICONDUCTOR MANUFACTURING
  ADR+                                         2,879        77,128
CIENA CORPORATION+                             2,390        40,917
COMVERSE TECHNOLOGY INCORPORATED+              1,519        38,188
CONEXANT SYSTEMS INCORPORATED+                 2,365        28,167
CREE RESEARCH INCORPORATED+                      981        20,572
CYPRESS SEMICONDUCTOR CORPORATION+             1,080        23,339
ECHOSTAR COMMUNICATIONS CORPORATION+           3,000        84,480
EMERSON ELECTRIC COMPANY                       3,627       194,407
GEMSTAR-TV GUIDE INTERNATIONAL
  INCORPORATED+                                1,616        47,931
GENERAL ELECTRIC COMPANY                      79,795     3,269,998

WELLS FARGO OUTLOOK 2030 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
HARRIS CORPORATION                               671  $     19,680
IMATION CORPORATION+                             493        12,300
INTEGRATED DEVICE TECHNOLOGY
  INCORPORATED+                                  932        28,976
INTEL CORPORATION                             60,416     1,689,230
INTERNATIONAL RECTIFIER CORPORATION+             534        19,747
INTERSIL CORPORATION+                            520        19,516
JDS UNIPHASE CORPORATION+                     15,683       110,572
KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS
  NV ADR                                      12,351       330,636
LATTICE SEMICONDUCTOR CORPORATION+             1,270        29,680
LINEAR TECHNOLOGY CORPORATION                  3,226       132,524
LSI LOGIC CORPORATION+                         3,764        76,221
LUCENT TECHNOLOGIES INCORPORATED+             32,526       221,827
MATSUSHITA ELECTRIC INDUSTRIES COMPANY
  LIMITED ADR                                 19,865       299,167
MAXIM INTEGRATED PRODUCTS INCORPORATED+        2,543       117,512
MAYTAG CORPORATION                             6,575       202,050
MCDATA CORPORATION+                              666         9,510
MICRON TECHNOLOGY INCORPORATED+                7,704       289,747
MOLEX INCORPORATED                             1,845        58,247
MOTOROLA INCORPORATED                         19,424       337,978
NATIONAL SEMICONDUCTOR CORPORATION+            1,777        58,730
NETWORK APPLIANCE INCORPORATED+                2,943        38,141
NOKIA CORPORATION ADR                         24,667       388,259
NORTEL NETWORKS CORPORATION+                  29,205       182,823
NOVELLUS SYSTEMS INCORPORATED+                 1,392        61,680
NVIDIA CORPORATION+                              635        53,791
OPENWAVE SYSTEMS INCORPORATED+                   808        12,960
PIONEER CORPORATION ADR                       11,028       216,700
QLOGIC CORPORATION+                              924        27,729
QUALCOMM INCORPORATED+                         7,064       415,716
RAMBUS INCORPORATED+                             875         5,451
RF MICRO DEVICES INCORPORATED+                 1,212        30,858
SANMINA CORPORATION+                           2,860        51,509
SCIENTIFIC-ATLANTA INCORPORATED                1,616        33,193
SILICON LABORATORIES INCORPORATED+               347         6,937
SONY CORPORATION ADR                           5,197       233,345
TELEFONAKTIEBOLAGET LM ERICSSON ADR           60,407       300,827
TELLABS INCORPORATED+                          3,723        49,590
SECURITY NAME                               SHARES       VALUE
TEXAS INSTRUMENTS INCORPORATED                16,603  $    549,559
THOMAS & BETTS CORPORATION+                      718        15,372
US INDUSTRIES INCORPORATED                     1,406         5,216
VARIAN SEMICONDUCTOR EQUIPMENT
  ASSOCIATES INCORPORATED+                     1,036        35,638
VISHAY INTERTECHNOLOGY INCORPORATED+           1,243        28,999
VITESSE SEMICONDUCTOR CORPORATION+             1,637        23,900
WHIRLPOOL CORPORATION                            617        40,734
XILINK INCORPORATED+                           2,984       116,495
                                                      ------------
                                                      $ 12,045,536
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES
PERCENT OF NET ASSETS                                        0.36%
APPLERA CORPORATION-CELERA GENOMICS
  GROUP+                                         924  $     24,532
CURAGEN CORPORATION+                           1,154        23,530
DUN & BRADSTREET CORPORATION+                  1,057        35,262
FLUOR CORPORATION                              1,475        66,862
HALLIBURTON COMPANY                            3,374        94,000
MILLENNIUM PHARMACEUTICAL+                     1,962        53,955
MOODY'S CORPORATION                            1,768        60,802
PAYCHEX INCORPORATED                           3,494       129,523
QUEST DIAGNOSTICS INCORPORATED+                  978        61,272
QUINTILES INTERNATIONAL+                       1,396        24,444
SERVICEMASTER LIMITED PARTNERSHIP              2,901        33,942
UNITEDGLOBALCOM INCORPORATED+                  1,097         5,123
                                                      ------------
                                                      $    613,247
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT
PERCENT OF NET ASSETS                                        0.33%
COOPER INDUSTRIES INCORPORATED                   831  $     46,661
CRANE COMPANY                                  1,210        33,989
CROWN CORK & SEAL COMPANY INCORPORATED+        1,852         6,389
FORTUNE BRANDS INCORPORATED                    1,136        43,452
ILLINOIS TOOL WORKS INCORPORATED               2,670       166,902
LOCKHEED MARTIN CORPORATION                    3,867       154,139
MASCO CORPORATION                              4,214       108,805
                                                      ------------
                                                      $    560,337
FOOD & KINDRED PRODUCTS
PERCENT OF NET ASSETS                                        3.13%
ADOLPH COORS COMPANY                             347  $     16,066
ANHEUSER-BUSCH COMPANIES INCORPORATED          7,870       338,725

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
ARCHER DANIELS MIDLAND COMPANY                 5,832  $     78,320
CADBURY SCHWEPPES PLC ADR                     15,827       429,228
CAMPBELL SOUP COMPANY                          4,253       119,892
COCA-COLA COMPANY                             18,112       881,511
COCA-COLA ENTERPRISES INCORPORATED             3,779        57,327
CONAGRA FOODS INCORPORATED                     4,537       104,124
DEAN FOODS CORPORATION                           355        15,304
DIAGEO PLC ADR                                22,208       901,423
FLOWER FOODS INCORPORATED+                       228         9,211
GENERAL MILLS INCORPORATED                     2,351       104,243
HEINZ (H J) COMPANY                            2,834       128,040
HERSHEY FOODS CORPORATION                      1,448        93,367
HORMEL FOODS CORPORATION                         994        25,317
IBP INCORPORATED                                 672        16,800
KELLOGG COMPANY                                4,137       132,343
KIRIN BREWERY COMPANY LIMITED ADR              6,284       482,122
LVMH MOET HENNESSY LOUIS VUITTON ADR          27,875       273,175
MCCORMICK & COMPANY                              943        42,624
PEPSIAMERICAS INCORPORATED                     1,087        17,066
PEPSICO INCORPORATED                          14,060       660,820
RALSTON PURINA GROUP                           2,850        93,138
SARA LEE CORPORATION                           7,296       160,512
SMITHFIELD FOODS INCORPORATED+                   693        30,665
WM WRIGLEY JR COMPANY                          2,388       119,734
                                                      ------------
                                                      $  5,331,097
FOOD STORES
PERCENT OF NET ASSETS                                        0.83%
ALBERTSON'S INCORPORATED                       3,685  $    128,938
COLES MYER LIMITED ADR                         5,630       170,026
ITO-YOKADO COMPANY LIMITED ADR                 7,891       302,462
KONINKLIJKE AHOLD NV ADR                      16,048       485,933
KROGER COMPANY+                                7,285       193,927
STARBUCKS CORPORATION+                         3,619        61,053
WHOLE FOODS MARKET INCORPORATED+               1,183        41,630
WINN-DIXIE STORES INCORPORATED                 1,587        35,628
                                                      ------------
                                                      $  1,419,597
FORESTRY
PERCENT OF NET ASSETS                                        0.09%
GEORGIA-PACIFIC GROUP (TIMBER GROUP)           1,004  $     39,678
WEYERHAEUSER COMPANY                           1,937       109,925
                                                      ------------
                                                      $    149,603
SECURITY NAME                               SHARES       VALUE
FURNITURE & FIXTURES
PERCENT OF NET ASSETS                                        0.31%
ETHAN ALLEN INTERIORS INCORPORATED             1,368  $     48,290
HERMAN MILLER INCORPORATED                     1,412        32,222
HON INDUSTRIES INCORPORATED                    1,886        45,698
JOHNSON CONTROLS INCORPORATED                  3,614       264,726
LEGGETT & PLATT                                2,074        48,780
NEWELL RUBBERMAID INCORPORATED                 2,513        57,548
ROCKWELL COLLINS                               1,658        33,691
                                                      ------------
                                                      $    530,955
GENERAL MERCHANDISE STORES
PERCENT OF NET ASSETS                                        1.60%
BIG LOTS INCORPORATED+                         1,636  $     17,342
BJ'S WHOLESALE CLUB INCORPORATED+                840        41,160
DOLLAR GENERAL CORPORATION                     3,145        54,251
FAMILY DOLLAR STORES INCORPORATED              1,851        55,530
FEDERATED DEPARTMENT STORES
  INCORPORATED+                                1,813        65,830
J C PENNEY & COMPANY                           2,283        54,792
KMART CORPORATION+                             4,695        47,138
MAY DEPARTMENT STORES COMPANY                  3,197       107,579
SAKS INCORPORATED+                             1,429        14,933
SEARS ROEBUCK & COMPANY                        2,854       122,009
TARGET CORPORATION                             7,859       272,314
TJX COMPANIES INCORPORATED                     2,547        89,400
WAL-MART STORES INCORPORATED                  37,208     1,787,843
                                                      ------------
                                                      $  2,730,121
HEALTH SERVICES
PERCENT OF NET ASSETS                                        0.46%
CAREMARK RX INCORPORATED+                      3,190  $     55,729
FIRST HEALTH GROUP CORPORATION+                1,386        38,808
HCA INCORPORATED                               5,122       234,280
HEALTH MANAGEMENT ASSOCIATES
  INCORPORATED+                                2,294        45,765
HEALTHSOUTH CORPORATION+                       5,033        90,997
LINCARE HOLDINGS INCORPORATED+                 3,364        95,571
TENET HEALTHCARE CORPORATION+                  3,372       186,876
UNIVERSAL HEALTH SERVICES INCORPORATED+          709        33,536
                                                      ------------
                                                      $    781,562

WELLS FARGO OUTLOOK 2030 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS
PERCENT OF NET ASSETS                                        0.01%
MASSEY ENERGY COMPANY                            783  $     15,386
                                                      ------------
HOLDING & OTHER INVESTMENT OFFICES
PERCENT OF NET ASSETS                                        0.33%
BERKSHIRE HATHAWAY INCORPORATED CLASS A+           8  $    555,200
                                                      ------------
HOME FURNITURE FURNISHINGS & EQUIPMENT STORES
PERCENT OF NET ASSETS                                        0.17%
BED BATH & BEYOND INCORPORATED+                2,806  $     80,953
BEST BUY COMPANY INCORPORATED+                 1,961       115,660
CIRCUIT CITY STORES                            2,092        34,936
PIER 1 IMPORTS INCORPORATED                    1,898        23,061
RADIOSHACK CORPORATION                         1,722        40,295
                                                      ------------
                                                      $    294,905
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES
PERCENT OF NET ASSETS                                        0.18%
HILTON HOTELS CORPORATION                      3,360  $     42,706
MANDALAY RESORT GROUP+                         1,730        43,042
MARRIOTT INTERNATIONAL INCORPORATED
  CLASS A                                      2,081        91,252
MGM MIRAGE INCORPORATED+                       4,614       134,498
                                                      ------------
                                                      $    311,498
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                        4.33%
AMERICAN STANDARD COMPANIES
  INCORPORATED+                                  670  $     46,800
APPLE COMPUTER INCORPORATED+                   2,733        50,697
APPLIED MATERIALS INCORPORATED+                7,186       309,645
AXCELIS TECHNOLOGIES INCORPORATED+               999        13,936
BAKER HUGHES INCORPORATED                      2,831        93,253
BLACK & DECKER CORPORATION                       707        27,806
CATERPILLAR INCORPORATED                       2,999       149,950
CDW COMPUTER CENTERS INCORPORATED+               644        26,275
CIRRUS LOGIC INCORPORATED+                       838        11,849
CISCO SYSTEMS INCORPORATED+                   65,504     1,069,679
COMPAQ COMPUTER CORPORATION                   14,918       184,237
COOPER CAMERON CORPORATION+                      670        28,978
DEERE & COMPANY                                2,015        86,988
SECURITY NAME                               SHARES       VALUE
DELL COMPUTER CORPORATION+                    24,286  $    519,235
DIEBOLD INCORPORATED                           1,084        40,921
DOVER CORPORATION                              2,336        83,909
EATON CORPORATION                                900        64,737
EMC CORPORATION+                              20,556       317,796
GATEWAY INCORPORATED+                          2,891        25,932
GRANT PRIDECO INCORPORATED+                    1,566        16,380
HEWLETT-PACKARD COMPANY                       17,193       399,050
HITACHI LIMITED ADR                            3,862       309,153
IBM CORPORATION                               16,055     1,605,499
INGERSOLL-RAND COMPANY                         1,608        65,237
INTERNATIONAL GAME TECHNOLOGY+                 1,072        57,373
IOMEGA CORPORATION+                            3,443         4,717
JABIL CIRCUIT INCORPORATED+                    1,920        44,371
JUNIPER NETWORKS INCORPORATED+                 2,366        33,124
KADANT INCORPORATED+                             108         1,496
LAM RESEARCH CORPORATION+                      1,061        30,037
LEXMARK INTERNATIONAL INCORPORATED+            1,161        60,430
MAKITA CORPORATION ADR                         8,067        49,612
MAXTOR CORPORATION+                            2,530        15,256
MINNESOTA MINING & MANUFACTURING COMPANY       3,380       351,858
NEC CORPORATION ADR                           29,235       361,608
PALL CORPORATION                               2,241        50,109
PALM INCORPORATED+                             5,127        18,355
PARKER-HANNIFIN CORPORATION                    1,211        53,284
PITNEY BOWES INCORPORATED                      2,475       107,638
QUANTUM CORPORATION - DLT & STORAGE
  SYSTEMS+                                     1,891        16,584
RIVERSTONE NETWORKS INCORPORATED+                930         8,819
SILICON GRAPHICS INCORPORATED+                 3,288         1,447
SMITH INTERNATIONAL INCORPORATED+                575        26,680
SOLECTRON CORPORATION+                         5,821        79,166
STANLEY WORKS                                    954        39,963
STORAGE TECHNOLOGY CORPORATION+                  990        14,157
SYMBOL TECHNOLOGIES INCORPORATED               2,403        32,441
UNITED TECHNOLOGIES CORPORATION                4,119       281,740
VARIAN MEDICAL SYSTEMS INCORPORATED+           1,324        87,384
                                                      ------------
                                                      $  7,375,591
INSURANCE AGENTS BROKERS & SERVICE
PERCENT OF NET ASSETS                                        0.19%
AON CORPORATION                                2,416  $     89,754
MARSH & MCLENNAN COMPANIES INCORPORATED        2,471       229,556
                                                      ------------
                                                      $    319,310

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
INSURANCE CARRIERS
PERCENT OF NET ASSETS                                        4.08%
21ST CENTURY INSURANCE GROUP                     787  $     15,040
AEGON NV ADR                                  11,760       355,152
AETNA INCORPORATED+                              959        28,674
AFLAC INCORPORATED                             4,706       129,509
ALLMERICA FINANCIAL CORPORATION                  585        31,163
ALLSTATE CORPORATION                           6,283       213,182
AMBAC FINANCIAL GROUP INCORPORATED             1,014        60,029
AMERICAN FINANCIAL GROUP INCORPORATED            808        18,923
AMERICAN INTERNATIONAL GROUP
  INCORPORATED                                21,405     1,673,872
AMERICAN NATIONAL INSURANCE                      231        18,228
AXA ADR                                       24,758       682,083
CHUBB CORPORATION                              1,541       104,018
CIGNA CORPORATION                              1,394       125,460
CINCINNATI FINANCIAL CORPORATION               1,423        56,920
CONSECO INCORPORATED+                          3,116        28,605
HARTFORD FINANCIAL SERVICES GROUP              2,138       138,542
HEALTH NET INCORPORATED+                       4,282        80,801
ING GROUP NV ADR                               9,418       298,362
JEFFERSON-PILOT CORPORATION                    1,352        62,895
JOHN HANCOCK FINANCIAL SERVICES                3,693       147,535
LINCOLN NATIONAL CORPORATION                   1,708        85,161
LOEWS CORPORATION                              2,270       110,821
MARKEL CORPORATED+                               231        42,717
MBIA INCORPORATED                              1,359        73,400
MERCURY GENERAL CORPORATION                    1,097        43,112
METLIFE INCORPORATED                           6,750       205,875
MGIC INVESTMENT CORPORATION                    1,018        71,158
OLD REPUBLIC INTERNATIONAL CORPORATION         1,630        43,766
OXFORD HEALTH PLANS INCORPORATED+              1,037        31,089
PACIFICARE HEALTH SYSTEMS INCORPORATED+          558         8,203
PMI GROUP INCORPORATED                         2,656       173,171
PROGRESSIVE CORPORATION                          703        90,877
PROTECTIVE LIFE CORPORATION                      773        23,059
RADIAN GROUP INCORPORATED                      5,080       203,759
SAFECO CORPORATION                             1,609        48,399
ST PAUL COMPANIES INCORPORATED                 1,945        81,748
TOKIO MARINE & FIRE INSURANCE COMPANY
  ADR                                         17,352       904,213
SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
TORCHMARK CORPORATION                          1,219  $     51,491
TRANSATLANTIC HOLDING INCORPORATED               205        15,037
UNITEDHEALTH GROUP INCORPORATED                2,835       192,950
UNITRIN INCORPORATED                             824        30,323
UNUMPROVIDENT CORPORATION                      2,409        67,500
WELLPOINT HEALTH NETWORKS INCORPORATED+          679        72,300
                                                      ------------
                                                      $  6,939,122
LUMBER & WOOD PRODUCTS EXCEPT FURNITURE
PERCENT OF NET ASSETS                                        0.05%
GEORGIA-PACIFIC GROUP                          2,230  $     81,484
                                                      ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC
MEDICAL & OPTICAL GOODS
PERCENT OF NET ASSETS                                        1.90%
AGILENT TECHNOLOGIES INCORPORATED+             5,805  $    153,833
ALLERGAN INCORPORATED                          1,354        97,827
APPLERA CORPORATION-APPLIED BIOSYSTEMS
  GROUP                                        2,084        52,121
BARD (C R) INCORPORATED                          824        47,668
BAUSCH & LOMB INCORPORATED                       609        22,149
BAXTER INTERNATIONAL INCORPORATED              5,142       265,327
BECKMAN COULTER INCORPORATED                     772        35,296
BECTON, DICKINSON & COMPANY                    2,412        86,663
BIOMET INCORPORATED                            2,718        75,098
BOSTON SCIENTIFIC CORPORATION+                 4,067        77,680
DANAHER CORPORATION                            1,353        75,186
DENTSPLY INTERNATIONAL INCORPORATED              791        35,294
EASTMAN KODAK COMPANY                          2,715       121,279
FUJI PHOTO FILM ADR                            6,392       238,102
GENERAL MOTORS CORPORATION CLASS H+            8,322       155,205
GUIDANT CORPORATION+                           3,118       112,622
KLA-TENCOR CORPORATION+                        1,772        87,076
MEDTRONIC INCORPORATED                        11,217       510,822
MICROCHIP TECHNOLOGY INCORPORATED+             1,248        44,541
MILLIPORE CORPORATION                            564        35,786
PERKINELMER INCORPORATED                       1,048        33,620
RAYTHEON COMPANY                               3,515        92,409
RICOH COMPANY LIMITED ADR                      3,361       273,538
SCI SYSTEMS INCORPORATED+                      1,418        34,741
ST JUDE MEDICAL INCORPORATED+                    868        59,718
STERIS CORPORATION+                            1,562        33,802

WELLS FARGO OUTLOOK 2030 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
STRYKER CORPORATION                            1,892  $    103,738
SYBRON DENTAL SPECIALTIES INCORPORATED+          690        14,545
TEKTRONIX INCORPORATED+                        1,152        22,510
TERADYNE INCORPORATED+                         1,707        55,955
THERMO ELECTRON CORPORATION+                   1,777        38,508
VARIAN INCORPORATED+                           1,151        34,173
WATERS CORPORATION+                            1,443        47,807
XEROX CORPORATION+                             5,829        53,627
                                                      ------------
                                                      $  3,228,266
METAL MINING
PERCENT OF NET ASSETS                                        0.38%
BARRICK GOLD CORPORATION                       4,002  $     64,112
INCO LIMITED CORPORATION+                      2,126        35,334
NEWMONT MINING CORPORATION                     2,442        50,647
PHELPS DODGE CORPORATION                       1,051        41,409
PLACER DOME INCORPORATED                       5,709        63,084
RIO TINTO PLC ADR                              5,302       388,106
                                                      ------------
                                                      $    642,692
MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS
PERCENT OF NET ASSETS                                        0.03%
VULCAN MATERIALS COMPANY                         917  $     44,025
                                                      ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
PERCENT OF NET ASSETS                                        0.63%
CALLAWAY GOLF COMPANY                          1,354  $     24,534
HASBRO INCORPORATED                            2,142        37,142
MATTEL INCORPORATED                            3,742        67,319
TIFFANY & COMPANY                              1,484        46,227
TYCO INTERNATIONAL LIMITED                    17,375       902,631
                                                      ------------
                                                      $  1,077,853
MISCELLANEOUS RETAIL
PERCENT OF NET ASSETS                                        0.53%
AMAZON.COM INCORPORATED+                       2,197  $     19,641
BARNES & NOBLE INCORPORATED+                     843        34,116
BORDERS GROUP INCORPORATED+                    1,210        28,145
COSTCO WHOLESALE CORPORATION+                  4,038       151,062
CVS CORPORATION                                3,466       125,157
DOLLAR TREE STORES INCORPORATED+                 869        20,621
OFFICE DEPOT INCORPORATED+                     3,277        45,550
RITE AID CORPORATION+                          4,906        38,954
STAPLES INCORPORATED+                          4,414        66,431
TOYS R US INCORPORATED+                        1,937        46,352
WALGREEN COMPANY                               9,636       330,997
                                                      ------------
                                                      $    907,026
MOTION PICTURES
PERCENT OF NET ASSETS                                        0.30%
MACROVISION CORPORATION+                         577  $     25,163
SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
NEWS CORPORATION LIMITED ADR                     618  $     17,150
WALT DISNEY COMPANY                           18,163       461,885
                                                      ------------
                                                      $    504,198
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
PERCENT OF NET ASSETS                                        0.03%
CNF TRANSPORTATION INCORPORATED                1,573  $     47,237
                                                      ------------
NONDEPOSITORY CREDIT INSTITUTIONS
PERCENT OF NET ASSETS                                        1.47%
AMERICAN EXPRESS COMPANY                      11,062  $    402,878
CAPITAL ONE FINANCIAL CORPORATION              2,092       116,336
COUNTRYWIDE CREDIT INDUSTRIES
  INCORPORATED                                 1,114        46,231
FHLMC                                          7,075       444,876
FNMA                                           9,331       711,116
HOUSEHOLD INTERNATIONAL INCORPORATED           4,167       246,270
MBNA CORPORATION                               7,663       266,366
PROVIDIAN FINANCIAL CORPORATION                2,872       112,180
USA EDUCATION INCORPORATED                     1,858       147,172
                                                      ------------
                                                      $  2,493,425
OIL & GAS EXTRACTION
PERCENT OF NET ASSETS                                        2.61%
ANADARKO PETROLEUM CORPORATION                 2,736  $    141,588
APACHE CORPORATION                             2,397       112,491
BJ SERVICES COMPANY+                           1,727        38,737
BURLINGTON RESOURCES INCORPORATED              2,558        97,204
DEVON ENERGY CORPORATION                       3,693       170,875
DIAMOND OFFSHORE DRILLING INCORPORATED         3,120        87,048
ENI SPA ADR                                    3,992       269,061
ENRON CORPORATION                              6,842       239,402
ENSCO INTERNATIONAL INCORPORATED               1,439        26,247
EOG RESOURCES INCORPORATED                     1,222        38,640
GLOBAL MARINE INCORPORATED+                    1,710        24,624
KERR-MCGEE CORPORATION                         2,715       158,583
NABORS INDUSTRIES INCORPORATED+                3,553        87,120
NOBLE AFFILIATES INCORPORATED                    873        29,464
NOBLE DRILLING CORPORATION+                    1,399        38,053
OCCIDENTAL PETROLEUM CORPORATION               3,430        94,394
REPSOL SA ADR                                 13,747       232,462
ROWAN COMPANIES INCORPORATED+                  1,499        23,309

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
SCHLUMBERGER LIMITED                           5,475  $    268,275
TOTAL FINA ELF ADR+                           27,359     2,020,462
TRANSOCEAN SEDCO FOREX+                        2,397        69,273
VARCO INTERNATIONAL INCORPORATED+              1,213        18,413
WEATHERFOLD INTERNATIONAL INCORPORATED+        4,450       148,052
                                                      ------------
                                                      $  4,433,777
PAPER & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                        0.55%
BEMIS COMPANY INCORPORATED                       671  $     29,363
BOISE CASCADE CORPORATION                        615        22,571
BOWATER INCORPORATED                           4,646       220,406
INTERNATIONAL PAPER COMPANY                    4,234       169,868
KIMBERLY-CLARK CORPORATION                     4,610       286,051
MEAD CORPORATION                               1,045        34,736
PACTIV CORPORATION+                            1,721        27,329
SONOCO PRODUCTS COMPANY                        1,222        31,723
TEMPLE-INLAND INCORPORATED                       542        31,631
WESTVACO CORPORATION                             939        28,593
WILLAMETTE INDUSTRIES INCORPORATED             1,046        50,731
                                                      ------------
                                                      $    933,002
PERSONAL SERVICES
PERCENT OF NET ASSETS                                        0.10%
CINTAS CORPORATION                             2,049  $     95,401
H&R BLOCK INCORPORATED                         1,966        76,497
                                                      ------------
                                                      $    171,898
PETROLEUM REFINING & RELATED INDUSTRIES
PERCENT OF NET ASSETS                                        3.32%
AMERADA HESS CORPORATION                         988  $     76,777
ASHLAND INCORPORATED                             615        26,076
BP PLC ADR                                    12,656       643,937
CHEVRON CORPORATION                            5,407       490,685
CONOCO INCORPORATED                            5,475       162,170
EXXON MOBIL CORPORATION                       57,188     2,296,098
MURPHY OIL CORPORATION                         3,161       238,656
PHILLIPS PETROLEUM COMPANY                     2,334       134,205
ROYAL DUTCH PETROLEUM COMPANY                 15,468       875,953
SUNOCO INCORPORATED                            1,034        39,116
TEXACO INCORPORATED                            4,511       314,191
TOSCO CORPORATION                              1,761        81,710
ULTRAMAR DIAMOND SHAMROCK CORPORATION          1,422        73,432
UNOCAL CORPORATION                             2,297        81,084
USX-MARATHON GROUP INCORPORATED                2,715        85,550
VALERO ENERGY CORPORATION                        944        39,176
                                                      ------------
                                                      $  5,658,816
SECURITY NAME                               SHARES       VALUE
PRIMARY METAL INDUSTRIES
PERCENT OF NET ASSETS                                        0.72%
ALCAN INCORPORATED                             4,208  $    152,835
ALCOA INCORPORATED                             9,923       378,265
ALLEGHENY TECHNOLOGIES INCORPORATED            1,100        20,350
COMMSCOPE INCORPORATED+                          950        20,045
ENGELHARD CORPORATION                          1,453        37,967
HUBBELL INCORPORATED                           1,650        48,064
KUBOTA CORPORATION ADR                         7,271       501,699
NUCOR CORPORATION                              1,232        59,875
                                                      ------------
                                                      $  1,219,100
PRINTING PUBLISHING & ALLIED INDUSTRIES
PERCENT OF NET ASSETS                                        1.70%
AMERICAN GREETINGS CORPORATION                 1,731  $     22,884
BELO CORPORATION                               1,774        32,358
DOW JONES & COMPANY INCORPORATED               4,613       253,161
ELSEVIER NV ADR                               21,478       541,246
GANNETT COMPANY INCORPORATED                   2,242       138,242
HARTE-HANKS INCORPORATED                       1,202        28,656
HOLLINGER INTERNATIONAL INCORPORATED           3,750        48,938
KNIGHT-RIDDER INCORPORATED                       722        43,753
MCGRAW-HILL COMPANIES INCORPORATED             1,705       101,021
MEREDITH CORPORATION                           1,038        33,787
NEW YORK TIMES COMPANY                         1,445        61,774
NEWS CORPORATION LIMITED ADR                   4,826       157,279
READERS DIGEST ASSOCIATION INCORPORATED        1,024        19,149
REYNOLDS & REYNOLDS COMPANY                    1,140        28,386
RR DONNELLEY & SONS COMPANY                    1,716        51,171
SCRIPPS COMPANY (E W)                            592        38,746
TRIBUNE COMPANY                                2,696       106,276
VALASSIS COMMUNICATIONS INCORPORATED+            666        23,590
VIACOM INCORPORATED+                          16,846       714,270
VIVENDI UNIVERSAL SA ADR                       3,867       211,564
WASHINGTON POST COMPANY                          415       238,003
                                                      ------------
                                                      $  2,894,254
RAILROAD TRANSPORTATION
PERCENT OF NET ASSETS                                        0.24%
BURLINGTON NORTHERN SANTA FE CORPORATION       3,470  $     94,072
CSX CORPORATION                                1,961        69,302
KANSAS CITY SOUTHERN INDUSTRIES
  INCORPORATED+                                2,713        35,269
NORFOLK SOUTHERN CORPORATION                   4,245        79,042
UNION PACIFIC CORPORATION                      2,344       124,865
                                                      ------------
                                                      $    402,550

WELLS FARGO OUTLOOK 2030 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
PERCENT OF NET ASSETS                                        0.11%
GOODYEAR TIRE & RUBBER COMPANY                 1,383  $     33,884
NIKE INCORPORATED                              2,415       120,750
SEALED AIR CORPORATION+                          923        37,086
                                                      ------------
                                                      $    191,720
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES
PERCENT OF NET ASSETS                                        1.28%
BEAR STEARNS COMPANIES INCORPORATED            3,847  $    200,775
CHARLES SCHWAB CORPORATION                    12,707       158,329
EDWARDS AG INCORPORATED                        1,155        47,124
FRANKLIN RESOURCES INCORPORATED                2,769       113,612
GOLDMAN SACHS GROUP INCORPORATED               3,520       281,952
LEGG MASON INCORPORATED                          722        32,281
LEHMAN BROTHERS HOLDING INCORPORATED           3,641       239,032
MERRILL LYNCH & COMPANY INCORPORATED           8,353       431,015
MORGAN STANLEY DEAN WITTER & COMPANY          10,498       560,068
STILWELL FINANCIAL INCORPORATED                2,428        69,441
T. ROWE PRICE GROUP INCORPORATED               1,438        53,767
                                                      ------------
                                                      $  2,187,396
STONE CLAY GLASS & CONCRETE PRODUCTS
PERCENT OF NET ASSETS                                        0.40%
CABOT MICROELECTRONICS CORPORATION+              755  $     52,888
CORNING INCORPORATED+                          8,238        98,938
HANSON PLC ADR                                13,552       525,953
                                                      ------------
                                                      $    677,779
TOBACCO PRODUCTS
PERCENT OF NET ASSETS                                        0.63%
PHILIP MORRIS COMPANIES INCORPORATED          19,290  $    914,346
RJ REYNOLDS TOBACCO HOLDINGS
  INCORPORATED                                 1,802       104,066
UST INCORPORATED                               1,653        54,549
                                                      ------------
                                                      $  1,072,961
TRANSPORTATION BY AIR
PERCENT OF NET ASSETS                                        0.50%
AIRBORNE INCORPORATED                          1,183  $     16,041
AMR CORPORATION+                               1,738        55,599
CONTINENTAL AIRLINES INCORPORATED+               664        28,964
DELTA AIRLINES INCORPORATED                    1,209        46,667
FEDEX CORPORATION+                             2,838       119,480
JAPAN AIRLINES COMPANY LIMITED ADR            49,836       294,082
SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
NORTHWEST AIRLINES CORPORATION+                  685  $     14,440
SOUTHWEST AIRLINES COMPANY                     6,765       121,026
UAL CORPORATION                                4,356       142,354
US AIRWAYS GROUP INCORPORATED+                   667         8,471
                                                      ------------
                                                      $    847,124
TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                        2.57%
BOEING COMPANY                                 7,853  $    402,074
BRUNSWICK CORPORATION                            880        19,175
DAIMLERCHRYSLER AG                            22,201       975,734
DANA CORPORATION                               1,814        35,554
DELPHI AUTOMOTIVE SYSTEMS CORPORATION          5,162        77,378
FIAT SPA ADR                                  11,658       271,049
FORD MOTOR COMPANY                            15,805       314,045
GENERAL DYNAMICS CORPORATION                   1,844       145,602
GENERAL MOTORS CORPORATION                     4,759       260,555
GENUINE PARTS COMPANY                          1,603        49,308
GOODRICH CORPORATION                           1,102        35,319
HARLEY-DAVIDSON INCORPORATED                   2,685       130,464
HARSCO CORPORATION INCORPORATED                  642        22,727
HONDA MOTOR COMPANY LIMITED ADR                4,315       314,995
HONEYWELL INTERNATIONAL INCORPORATED           7,041       262,348
ITT INDUSTRIES INCORPORATED                      845        38,152
NAVISTAR INTERNATIONAL CORPORATION+              828        28,376
NORTHROP GRUMMAN CORPORATION                     606        49,692
PACCAR INCORPORATED                              980        54,194
ROCKWELL INTERNATIONAL CORPORATION             1,658        26,611
SPX CORPORATION+                                 299        34,759
TEXTRON INCORPORATED                           1,705        89,325
TOYOTA MOTOR CORPORATION ADR                  11,286       689,575
TRW INCORPORATED                               1,267        44,598
                                                      ------------
                                                      $  4,371,609
TRANSPORTATION SERVICES
PERCENT OF NET ASSETS                                        0.06%
GALILEO INTERNATIONAL INCORPORATED               919  $     28,581
GATX CORPORATION                                 688        27,011
SABRE HOLDINGS CORPORATION+                    1,119        47,199
                                                      ------------
                                                      $    102,791

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
WATER TRANSPORTATION
PERCENT OF NET ASSETS                                        0.13%
ALEXANDER & BALDWIN                            2,245  $     58,931
CARNIVAL CORPORATION                           5,227       163,501
                                                      ------------
                                                      $    222,432
WHOLESALE TRADE-DURABLE GOODS
PERCENT OF NET ASSETS                                        1.74%
APOLGENT TECHNOLOGIES INCORPORATED+            1,494  $     35,916
ARROW ELECTRONICS INCORPORATED+                1,016        27,219
AVNET INCORPORATED                               919        22,130
GRAINGER (W W) INCORPORATED                      944        39,941
JOHNSON & JOHNSON                             26,388     1,390,911
KYOCERA CORPORATION ADR                        2,703       181,128
MITSUBISHI CORPORATION ADR                    22,806       379,458
MITSUI & COMPANY LIMITED ADR                   3,088       425,051
NISSAN MOTOR COMPANY LIMITED ADR+             27,237       315,949
OMNICARE INCORPORATED                          3,025        72,358
TECH DATA CORPORATION+                           734        30,021
VISTEON CORPORATION+                           1,998        34,166
                                                      ------------
                                                      $  2,954,248
WHOLESALE TRADE-NONDURABLE GOODS
PERCENT OF NET ASSETS                                        0.71%
BROWN-FORMAN CORPORATION                         589  $     37,991
CARDINAL HEALTH INCORPORATED                   3,941       287,457
MCKESSON CORPORATION                           2,789       109,468
SAFEWAY INCORPORATED+                          4,583       206,739
SMURFIT-STONE CONTAINER CORPORATION+           1,680        28,997
SUIZA FOODS CORPORATION+                         355        20,583
SUPERVALU INCORPORATED                         1,233        25,868
SYSCO CORPORATION                              6,834       191,489
UNILEVER NV ADR                                4,992       304,961
                                                      ------------
                                                      $  1,213,553
TOTAL COMMON STOCK
(COST $131,925,308)                                   $137,127,862
REAL ESTATE INVESTMENT TRUST
PERCENT OF NET ASSETS                                        0.66%
APARTMENT INVESTMENT & MANAGEMENT
  COMPANY                                      1,426  $     68,448
ARCHSTONE COMMUNITIES TRUST                    1,597        43,119
ARDEN REALTY INCORPORATED                      1,523        40,512
AVALONBAY COMMUNITIES INCORPORATED             1,575        79,522
BOSTON PROPERTIES INCORPORATED                 1,599        63,001
CARRAMERICA REALTY CORPORATION                 1,465        47,144
SECURITY NAME                               SHARES       VALUE
CRESCENT REAL ESTATE EQUITIES COMPANY          1,597  $     37,609
DUKE REALTY CORPORATION                        2,524        63,781
EQUITY OFFICE PROPERTIES TRUST                 3,763       120,755
EQUITY RESIDENTIAL PROPERTIES TRUST            1,519        89,484
HIGHWOODS PROPERTIES INCORPORATED              1,972        49,832
HOST MARRIOTT CORPORATION                      4,072        52,122
KIMCO REALTY CORPORATION                       1,241        59,531
MACK-CALI REALTY CORPORATION                   2,036        58,840
PUBLIC STORAGE INCORPORATED                    1,249        41,417
ROUSE COMPANY                                  1,511        43,215
SIMON PROPERTY GROUP INCORPORATED              1,198        35,101
STARWOOD HOTELS & RESORTS OF WORLDWIDE
  INCORPORATED                                 2,018        68,309
VORNADO REALTY TRUST                           1,678        67,305
                                                      ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(COST $1,065,723)                                     $  1,129,047

RATE MATURITY                             PRINCIPAL
U.S. TREASURY OBLIGATIONS
PERCENT OF NET ASSETS                                       18.28%
U.S. TREASURY BONDS
 12.50%,  08/15/14                        $  200,000  $    298,531
 5.25%,   11/15/28                           300,000       290,719
 5.75%,   10/31/02                           300,000       308,039
 6.25%,   02/15/03                           600,000       623,086
 10.75%,  02/15/03                           600,000       660,563
 5.25%,   08/15/03                           700,000       721,191
 5.75%,   08/15/03                           200,000       207,906
 4.75%,   02/15/04                         2,500,000     2,554,103
 7.25%,   08/15/04                           200,000       217,906
 5.88%,   11/15/04                           300,000       315,785
 7.50%,   02/15/05                           200,000       221,367
 6.50%,   05/15/05                           200,000       215,641
 6.75%,   05/15/05                           400,000       434,000
 10.75%,  08/15/05                           200,000       246,281
 5.88%,   11/15/05                           300,000       317,965
 9.38%,   02/15/06                           100,000       120,203
 7.00%,   07/15/06                         2,000,000     2,220,860
 7.63%,   02/15/07                           100,000       101,840
 6.13%,   08/15/07                           400,000       431,688
 5.50%,   02/15/08                           950,000       994,754
 5.63%,   05/15/08                           300,000       315,703
 5.50%,   05/15/09                           900,000       939,867
 6.50%,   02/15/10                           900,000     1,000,477
 10.00%,  05/15/10                           200,000       237,852
 10.38%,  11/15/12                           100,000       129,625
 12.00%,  08/15/13                           400,000       566,750
 11.75%,  11/15/14                           200,000       290,438
 11.25%,  02/15/15                           300,000       473,133
 10.63%,  08/15/15                           100,000       152,539
 9.88%,   11/15/15                         1,600,000     2,328,499

WELLS FARGO OUTLOOK 2030 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

RATE MATURITY                             PRINCIPAL      VALUE
U.S. TREASURY OBLIGATIONS (CONTINUED)
 7.25%,   05/15/16                        $  500,000  $    596,211
 7.50%,   11/15/16                           800,000       976,375
 8.75%,   05/15/17                           300,000       406,852
 8.88%,   08/15/17                         1,300,000     1,783,438
 9.13%,   05/15/18                           200,000       281,703
 9.00%,   11/15/18                           200,000       280,000
 8.13%,   08/15/19                           600,000       784,265
 8.50%,   02/15/20                           100,000       135,461
 8.75%,   05/15/20                           200,000       277,375
 8.75%,   08/15/20                           500,000       694,297
 7.88%,   02/15/21                           100,000       128,828
 8.13%,   05/15/21                           300,000       396,047
 7.25%,   08/15/22                           200,000       244,016
 7.63%,   11/15/22                           100,000       126,867
 7.13%,   02/15/23                           400,000       482,344
 6.25%,   08/15/23                           900,000       986,555
 7.50%,   11/15/24                           300,000       379,195
 6.75%,   08/15/26                         2,400,000     2,809,874
 6.63%,   02/15/27                           400,000       462,438
 6.38%,   08/15/27                           300,000       337,078
 5.50%,   08/15/28                           300,000       301,242
 5.38%,   02/15/31                           300,000       300,258
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $29,624,749)                                    $ 31,108,030
SHORT-TERM INSTRUMENTS
PERCENT OF NET ASSETS                                        0.39%
US TREASURY BILLS
 3.41%^,  10/11/01                        $  670,000  $    667,707
 3.34%^,  11/23/01                             4,000         3,970
                                                      ------------
TOTAL SHORT-TERM INSTRUMENTS
(COST $671,620)                                       $    671,677

TOTAL INVESTMENTS IN SECURITIES
(COST $163,287,400)*                          99.91%  $170,036,616
OTHER ASSETS AND LIABILITIES, NET               0.09       156,592
                                          ----------  ------------
TOTAL NET ASSETS                             100.00%  $170,193,208
                                          ----------  ------------

^    Yield to maturity.
+    Non-income producing securities.
{::} Security of an affiliate of the fund with a cost of $507,529.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
     Gross Unrealized Appreciation     $ 29,903,205
     Gross Unrealized Depreciation      (23,153,989)
                                       ------------
     NET UNREALIZED APPRECIATION       $  6,749,216

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK
PERCENT OF NET ASSETS                                       95.04%
AMUSEMENT & RECREATION SERVICES
PERCENT OF NET ASSETS                                        0.13%
HARRAH'S ENTERTAINMENT INCORPORATED+           2,604  $    $74,422
PARK PLACE ENTERTAINMENT CORPORATION+          8,996        95,627
SIX FLAGS INCORPORATED+                        5,292        88,006
WESTWOOD ONE INCORPORATED+                     4,175       118,958
                                                      ------------
                                                      $    377,013
APPAREL & ACCESSORY STORES
PERCENT OF NET ASSETS                                        0.41%
ABERCROMBIE & FITCH COMPANY+                   2,609  $     79,157
GAP INCORPORATED                              18,334       360,263
INTIMATE BRANDS INCORPORATED                   2,087        28,717
KOHL'S CORPORATION+                            7,352       408,035
LIMITED INCORPORATED                           8,917       125,730
NORDSTROM INCORPORATED                         2,841        56,962
ROSS STORES INCORPORATED                       4,920       144,156
                                                      ------------
                                                      $  1,203,020
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS
PERCENT OF NET ASSETS                                        0.29%
BENETTON GROUP SPA ADR                        21,722  $    589,752
JONES APPAREL GROUP INCORPORATED+              3,550       113,245
LIZ CLAIBORNE INCORPORATED                     1,236        64,828
VF CORPORATION                                 2,490        86,079
                                                      ------------
                                                      $    853,904
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
PERCENT OF NET ASSETS                                        0.10%
AUTONATION INCORPORATED+                      15,057  $    162,013
AUTOZONE INCORPORATED+                         2,894       133,703
                                                      ------------
                                                      $    295,716
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS
PERCENT OF NET ASSETS                                        0.09%
D.R. HORTON INCORPORATED                       6,485  $    163,681
LENNAR CORPORATION                             2,534       112,890
                                                      ------------
                                                      $    276,571
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS
PERCENT OF NET ASSETS                                        0.93%
FASTENAL COMPANY                               1,053  $     69,235
HOME DEPOT INCORPORATED                       44,477     2,043,717
LOWE'S COMPANIES INCORPORATED                 15,554       578,609
SHERWIN-WILLIAMS COMPANY                       3,507        79,434
                                                      ------------
                                                      $  2,770,995
SECURITY NAME                               SHARES       VALUE
BUSINESS SERVICES
PERCENT OF NET ASSETS                                        7.19%
3COM CORPORATION+                             17,631  $     72,463
ACTUATE CORPORATION+                           2,236        15,428
ADECCO SA ADR                                 27,583       335,409
ADOBE SYSTEMS INCORPORATED                     5,439       182,805
AKAMAI TECHNOLOGIES INCORPORATED+              1,118         4,707
AOL TIME WARNER INCORPORATED+                 82,427     3,078,647
ARIBA INCORPORATED+                            4,100         9,348
ART TECHNOLOGY GROUP INCORPORATED+             1,640         2,444
ASCENTIAL SOFTWARE CORPORATION+               15,263        72,041
AT HOME CORPORATION+                           5,588         2,347
AUTODESK INCORPORATED                          1,294        49,612
AUTOMATIC DATA PROCESSING INCORPORATED        13,258       686,234
BEA SYSTEMS INCORPORATED+                      6,196       100,189
BMC SOFTWARE INCORPORATED+                     5,486        87,776
BROADVISION INCORPORATED+                      4,622         5,962
BROCADE COMMUNICATIONS SYSTEMS
  INCORPORATED+                                4,771       114,743
CADENCE DESIGN SYSTEMS INCORPORATED+           8,188       179,972
CENDANT CORPORATION+                          14,751       281,302
CERIDIAN CORPORATION+                          3,038        59,089
CHECKFREE CORPORATION+                         1,267        27,760
CHOICEPOINT INCORPORATED+                      1,998        79,820
CITRIX SYSTEMS INCORPORATED+                   4,259       140,334
CMGI INCORPORATED+                             5,740        10,217
COGNEX CORPORATION+                              930        25,742
COMDISCO INCORPORATED                          4,867         4,429
COMMERCE ONE INCORPORATED+                     3,354        10,934
COMPUTER ASSOCIATES INTERNATIONAL
  INCORPORATED                                11,731       364,248
COMPUTER SCIENCES CORPORATION+                 3,520       132,352
COMPUWARE CORPORATION+                         8,067        98,498
CONCORD EFS INCORPORATED+                      5,683       298,187
CONVERGYS CORPORATION+                         3,652       102,512
CSG SYSTEMS INTERNATIONAL INCORPORATED+        1,863        85,512
DELUXE CORPORATION                             2,269        74,469
DOUBLECLICK INCORPORATED+                      2,087        16,759
DST SYSTEMS INCORPORATED+                      2,238       107,088
E.PIPHANY INCORPORATED+                          670         4,315
EBAY INCORPORATED+                             3,429       192,813
ECHELON CORPORATION+                           1,640        26,962
ELECTRONIC ARTS INCORPORATED+                  4,495       259,406

WELLS FARGO OUTLOOK 2040 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
ELECTRONIC DATA SYSTEMS CORPORATION            9,456  $    557,715
ENTERASYS NETWORKS INCORPORATED+               3,780        38,367
ENTRUST TECHNOLOGIES INCORPORATED+             1,192         5,185
EQUIFAX INCORPORATED                           3,187        82,958
FIRST DATA CORPORATION                         8,434       555,379
FISERV INCORPORATED+                           4,610       249,724
I2 TECHNOLOGIES INCORPORATED+                  7,247        48,265
IMS HEALTH INCORPORATED                        6,906       183,838
INFORMATICA CORPORATION+                       1,192         9,131
INTERPUBLIC GROUP OF COMPANIES
  INCORPORATED                                 6,336       171,579
INTERWOVEN INCORPORATED+                       1,490        12,144
INTUIT INCORPORATED+                           5,205       196,645
IRON MOUNTAIN INCORPORATED+                    2,832       120,785
ISS GROUP INCORPORATED+                        1,118        17,474
LAMAR ADVERTISING COMPANY+                     2,311        74,183
MACROMEDIA INCORPORATED+                       1,487        20,714
MANHATTAN ASSOCIATES INCORPORATED+               521        11,801
MANPOWER INCORPORATED                          3,103        95,634
MANUGISTICS GROUP INCORPORATED+                1,789        20,949
MERCURY INTERACTIVE CORPORATION+               2,236        60,394
MICROMUSE INCORPORATED+                        1,789        21,182
MICROSOFT CORPORATION+                       102,577     5,852,018
NCR CORPORATION+                               2,021        76,495
NETEGRITY INCORPORATED+                          521         9,222
NOVELL INCORPORATED+                           6,789        30,890
OMNICOM GROUP INCORPORATED                     3,993       310,615
ORACLE CORPORATION+                          109,809     1,340,768
PARAMETRIC TECHNOLOGY CORPORATION+             6,092        44,411
PEOPLESOFT INCORPORATED+                       5,986       206,397
PEREGRINE SYSTEMS INCORPORATED+                2,385        62,439
PORTAL SOFTWARE INCORPORATED+                  1,490         2,771
RATIONAL SOFTWARE CORPORATION+                 4,362        62,638
REALNETWORKS INCORPORATED+                     2,087        15,068
REUTERS GROUP PLC ADR                          6,732       455,756
ROBERT HALF INTERNATIONAL INCORPORATED+        5,547       138,065
ROXIO INCORPORATED+                              364         6,607
RSA SECURITY INCORPORATED+                     2,297        44,194
SAP AG ADR                                    10,951       377,700
SAPIENT CORPORATION+                           2,534        13,709
SERENA SOFTWARE INCORPORATED+                    969        11,337
SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
SIEBEL SYSTEMS INCORPORATED+                   9,470  $    204,552
STELLENT INCORPORATED+                           149         3,248
SUN MICROSYSTEMS INCORPORATED+                65,578       750,868
SUNGARD DATA SYSTEMS INCORPORATED+             7,557       178,723
SYBASE INCORPORATED+                           1,795        24,717
SYMANTEC CORPORATION+                          2,686       115,471
SYNOPSYS INCORPORATED+                         2,388       110,182
TIBCO SOFTWARE INCORPORATED+                   1,416        12,135
TMP WORLDWIDE INCORPORATED+                    1,714        76,873
TOTAL SYSTEM SERVICES INCORPORATED             1,672        41,833
UNISYS CORPORATION+                            6,479        76,582
VERISIGN INCORPORATED+                         4,435       182,057
VERTITAS SOFTWARE CORPORATION+                10,056       288,808
VIGNETTE CORPORATION+                          8,647        59,059
VITRIA TECHNOLOGY INCORPORATED+                2,161         5,964
WEBMD CORPORATION+                             9,020        44,198
WEBMETHODS INCORPORATED+                          74           890
YAHOO INCORPORATED+                           12,175       144,396
                                                      ------------
                                                      $ 21,338,576
CHEMICALS & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                       12.43%
ABBOTT LABORATORIES                           30,777  $  1,529,617
ABGENIX INCORPORATED+                          2,087        62,547
AIR PRODUCTS & CHEMICALS INCORPORATED          4,772       202,333
AKZO NOBLE NV ADR                             11,794       528,253
ALBERTO CULVER COMPANY                         1,117        48,109
ALEXION PHARMACEUTICALS INCORPORATED+            223         4,204
AMERICAN HOME PRODUCTS CORPORATION            27,203     1,523,368
AMGEN INCORPORATED+                           21,778     1,400,325
ASTRAZENECA GROUP PLC ADR                     23,750     1,151,875
AVENTIS SA ADR                                22,823     1,666,079
AVERY DENNISON CORPORATION                     2,555       131,353
AVON PRODUCTS INCORPORATED                     5,448       251,316
BIOGEN INCORPORATED+                           3,460       208,846
BRISTOL-MYERS SQUIBB COMPANY                  37,574     2,109,404
CABOT CORPORATION                              3,354       135,401
CELL THERAPEUTICS INCORPORATED+                  596        18,071
CHIRON CORPORATION+                            3,484       162,424
CLOROX COMPANY                                 4,921       183,307
COLGATE-PALMOLIVE COMPANY                     10,690       578,864
COR THERAPEUTICS INCORPORATED+                 1,118        30,689

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
DOW CHEMICAL COMPANY                          15,400  $    539,924
DU PONT (EI) DE NEMOURS & COMPANY             18,020       738,279
EASTMAN CHEMICAL COMPANY                       1,513        58,689
ECOLAB INCORPORATED                            2,727       109,298
ELI LILLY & COMPANY                           22,005     1,708,248
ESTEE LAUDER COMPANIES INCORPORATED            2,291        89,005
FOREST LABORATORIES INCORPORATED+              5,597       408,637
GENENTECH INCORPORATED+                        4,845       222,386
GENZYME CORPORATION+                           4,921       278,725
GILEAD SCIENCES INCORPORATED+                  2,683       162,885
GILLETTE COMPANY                              19,925       610,701
GLAXOSMITHKLINE PLC ADR+                      64,311     3,405,267
GREAT LAKES CHEMICAL CORPORATION               1,227        30,614
ICN PHARMACEUTICALS INCORPORATED               2,954        86,995
IDEC PHARMACEUTICALS CORPORATION+              3,354       198,792
IMC GLOBAL INCORPORATED                        4,049        47,819
IMMUNEX CORPORATION+                           6,259       108,781
INTERNATIONAL FLAVORS & FRAGRANCES
  INCORPORATED                                 2,194        66,149
INVITROGEN CORPORATION+                          820        55,785
IVAX CORPORATION+                              5,071       170,690
KING PHARMACEUTICALS INCORPORATED+             4,472       193,414
LYONDELL CHEMICAL COMPANY                      7,678       104,498
MEDAREX INCORPORATED+                          1,938        36,861
MEDIMMUNE INCORPORATED+                        4,249       170,597
MERCK & COMPANY INCORPORATED                  44,002     2,864,530
MYLAN LABORATORIES INCORPORATED                4,867       160,562
NOVO NORDISK ADR                              62,783     2,611,773
NPS PHARMACEUTICALS INCORPORATED+                372        12,507
OSI PHARMACEUTICALS INCORPORATED+                372        15,773
PFIZER INCORPORATED                          121,493     4,654,397
PHARMACIA CORPORATION                         26,308     1,041,797
PPG INDUSTRIES INCORPORATED                    3,318       179,570
PRAXAIR INCORPORATED                           3,332       156,837
PROCTER & GAMBLE COMPANY                      23,188     1,719,390
PROTEIN DESIGN LABS INCORPORATED+                745        43,799
ROHM & HAAS COMPANY                            4,544       163,175
SCHERING-PLOUGH CORPORATION                   29,828     1,137,342
SEPRACOR INCORPORATED+                         1,118        47,739
SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
SIGMA ALDRICH                                  2,027  $     92,451
SOLUTIA INCORPORATED                           4,800        66,288
SULZER MEDICA ADR                             14,261       106,958
TITAN PHARMACEUTICALS INCORPORATED+              372         3,627
VERTEX PHARMACEUTICALS INCORPORATED+           1,043        38,476
WATSON PHARMACEUTICALS INCORPORATED+           2,001       112,256
XOMA LIMITED+                                  1,789        20,502
ZIMMER HOLDINGS INCORPORATED+                  3,757       102,190
                                                      ------------
                                                      $ 36,881,363
COMMUNICATIONS
PERCENT OF NET ASSETS                                        6.74%
ADELPHIA COMMUNICATIONS+                       3,503  $    110,520
AIRGATE PCS INCORPORATED+                        820        48,331
ALLEGINACE TELECOM INCORPORATED+               4,323        53,735
ALLTEL CORPORATION                             6,578       381,524
AMERICAN TOWER CORPORATION+                    6,262        90,611
AT&T CORPORATION                              65,205     1,241,503
AT&T WIRELESS SERVICES+                       22,431       347,680
AVAYA INCORPORATED+                            6,007        68,239
BELLSOUTH CORPORATION                         34,984     1,304,903
BRITISH SKY BROADCASTING PLC ADR+              6,384       436,666
BRITISH TELECOMMUNICATIONS ADR                13,730       859,635
BROADWING INCORPORATED+                        6,852       123,062
CABLEVISION SYSTEMS CORPORATION+               2,013        94,007
CABLEVISION SYSTEMS CORPORATION -
  RAINBOW MEDIA GROUP+                         2,161        51,432
CENTURYTEL INCORPORATED                        2,899       101,610
CERTEGY INCORPORATED+                          1,593        54,735
CHARTER COMMUNICATIONS INCORPORATED+           3,131        63,246
CITIZENS COMMUNICATIONS COMPANY+               8,125        87,344
CLEAR CHANNEL COMMUNICATIONS
  INCORPORATED+                               10,948       550,356
COMCAST CORPORATION CLASS A+                  20,225       740,842
COX COMMUNICATIONS INCORPORATED+               6,119       243,291
CROWN CASTLE INTERNATIONAL CORPORATION+        7,380        75,202
DEUTSCHE TELEKOM ADR                          36,037       560,375
ENTERCOM COMMUNICATIONS CORPORATION+           2,460       102,902
EXODUS COMMUNICATIONS INCORPORATED+           11,033         9,709
EXTREME NETWORKS INCORPORATED+                 3,652        58,322

WELLS FARGO OUTLOOK 2040 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
FOUNDRY NETWORKS INCORPORATED+                 2,907  $     31,832
FOX ENTERTAINMENT GROUP INCORPORATED+          3,951        96,879
FRANCE TELECOM SA ADR                          6,031       198,721
GLOBAL CROSSING LIMITED+                      17,037        72,067
HISPANIC BROADCASTING CORPORATION+             3,708        76,533
LEAP WIRELESS INTERNATIONAL+                   1,619        29,498
LEVEL 3 COMMUNICATIONS INCORPORATED+           9,169        35,026
MCLEODUSA INCORPORATED+                       10,657        13,321
METROMEDIA FIBER NETWORK INCORPORATED+         8,573         6,430
NEXTEL COMMUNICATIONS INCORPORATED+           16,475       199,018
NIPPON TELEGRAPH & TELEPHONE ADR              30,635       692,045
NTL INCORPORATED+                              3,792        18,808
PANAMSAT CORPORATION+                          2,832        84,054
QWEST COMMUNICATIONS INTERNATIONAL
  INCORPORATED                                31,112       668,908
REDBACK NETWORKS INCORPORATED+                 3,801        15,508
SBC COMMUNICATIONS INCORPORATED               62,859     2,571,562
SPECTRASITE HOLDINGS INCORPORATED+            10,362        28,599
SPRINT CORPORATION (FON GROUP)                17,348       404,902
SPRINT CORPORATION (PCS GROUP)+               19,479       486,585
TELE DANMARK CORPORATION ADR                  31,558       564,888
TELECOM CORPORATION OF NEW ZEALAND
  LIMITED ADR                                  9,878       174,149
TELEFONICA SA ADR+                            17,065       601,541
TELEPHONE & DATA SYSTEMS INCORPORATED          1,565       161,586
UNIVISION COMMUNICATIONS INCORPORATED+         4,373       130,447
USA NETWORKS INCORPORATED+                     7,969       184,562
VERIZON COMMUNICATIONS INCORPORATED           49,810     2,490,500
VODAFONE GROUP PLC ADR                        67,139     1,352,851
WESTERN WIRELESS CORPORATION+                  1,390        42,993
WORLDCOM GROUP+                               54,080       695,469
XO COMMUNICATIONS INCORPORATED+                3,801         4,333
                                                      ------------
                                                      $ 19,993,397
SECURITY NAME                               SHARES       VALUE
DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                        9.39%
ABN AMRO HOLDING NV ADR                       41,696  $    767,206
ALLIED IRISH BANKS PLC ADR                    51,195     1,144,208
AMSOUTH BANCORP                                8,297       157,809
ASSOCIATED BANCORP                             3,301       111,937
ASTORIA FINANCIAL CORPORATION                  2,385       140,715
BANCO BILBAO VIZCAYA ARGENTARI ADR            39,191       511,443
BANCO COMERCIAL PORTUGUES ADR+                12,144       241,362
BANCO SANTANDER CENTRAL HISPANO SA ADR       113,452     1,038,086
BANK OF AMERICA CORPORATION                   26,513     1,630,549
BANK OF NEW YORK COMPANY INCORPORATED         13,594       539,682
BANK ONE CORPORATION                          20,062       695,951
BANKNORTH GROUP INCORPORATED                   6,187       136,114
BARCLAYS PLC ADR                               8,118     1,014,750
BB&T CORPORATION                               7,767       285,670
CHARTER ONE FINANCIAL INCORPORATED             6,077       177,448
CITIGROUP INCORPORATED                        88,754     4,060,496
COMERICA INCORPORATED                          3,529       210,858
COMMERCE BANCSHARES INCORPORATED               3,290       132,883
COMPASS BANCSHARES INCORPORTED                 5,453       145,322
DIME BANCORP INCORPORATED                      3,280       126,608
FIFTH THIRD BANCORP                           11,311       659,431
FIRST TENNESSEE NATIONAL CORPORATION           5,398       173,870
FIRST UNION CORPORATION+                      16,528       568,894
FIRST VIRGINIA BANKS INCORPORATED              2,564       117,816
FLEETBOSTON FINANCIAL CORPORATION             17,704       652,038
GOLDEN WEST FINANCIAL CORPORATION              3,887       224,941
GREENPOINT FINANCIAL CORPORATION               4,542       179,046
HSBC HOLDINGS PLC ADR                          7,075       420,538
HUNTINGTON BANCSHARES INCORPORATED             8,963       162,947
J P MORGAN CHASE & COMPANY                    32,829     1,293,463
KEYCORP                                        9,056       227,306
M & T BANK CORPORATION                         3,280       238,292
MARSHALL & ILSLEY CORPORATION                  3,937       218,976
MELLON FINANCIAL CORPORATION                   9,372       330,363
MERCANTILE BANKSHARES                          3,309       134,842

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
NATIONAL AUSTRALIA BANK ADR                   10,873  $    963,783
NATIONAL CITY CORPORATION                     11,665       360,099
NATIONAL COMMERCE FINANCIAL CORPORATION        4,857       123,174
NORTH FORK BANCORPORATION INCORPORATED         5,533       164,883
NORTHERN TRUST CORPORATION                     4,674       265,016
PNC FINANCIAL SERVICES GROUP
  INCORPORATED                                 5,412       360,385
POPULAR INCORPORATED                           5,292       170,667
REGIONS FINANCIAL CORPORATION                  5,705       167,727
SAN PAOLO IMI SPA ADR                         27,054       677,703
SOUTHTRUST CORPORATION                         7,773       189,350
SOVEREIGN BANCORP INCORPORATED                13,700       151,796
STATE STREET CORPORATION                       6,725       326,566
SUNTRUST BANKS INCORPORATED                    5,488       374,830
SYNOVUS FINANCIAL CORPORATION                  5,869       180,765
TCF FINANCIAL CORPORATION                      3,770       171,158
UNION PLANTERS CORPORATION                     3,695       164,428
UNIONBANCAL CORPORATION                        2,601        96,497
US BANCORP                                    37,882       918,260
WACHOVIA CORPORATION                           4,500       313,425
WASHINGTON MUTUAL INCORPORATED                17,096       640,074
WELLS FARGO & COMPANY{::}                     29,684     1,365,761
WESTPAC BANKING CORPORATION ADR               15,493       570,917
WILMINGTON TRUST CORPORATION                   1,739       106,027
ZIONS BANCORP                                  2,923       167,371
                                                      ------------
                                                      $ 27,862,522
EATING & DRINKING PLACES
PERCENT OF NET ASSETS                                        0.38%
DARDEN RESTAURANTS INCORPORATED                2,693  $     77,074
MCDONALD'S CORPORATION                        22,539       676,846
OUTBACK STEAKHOUSE INCORPORATED+               2,223        65,023
TRICON GLOBAL RESTAURANTS INCORPORATED+        3,632       154,796
VIAD CORPORATION                               3,587        94,338
WENDY'S INTERNATIONAL INCORPORATED             2,539        72,082
                                                      ------------
                                                      $  1,140,159
EDUCATIONAL SERVICES
PERCENT OF NET ASSETS                                        0.03%
APOLLO GROUP INCORPORATED+                     2,159  $     85,000
                                                      ------------
ELECTRIC GAS & SANITARY SERVICES
PERCENT OF NET ASSETS                                        2.52%
AES CORPORATION+                               9,609  $    318,250
SECURITY NAME                               SHARES       VALUE
ALLIED WASTE INDUSTRIES INCORPORATED+          5,086  $     92,209
AMEREN CORPORATION                             3,128       129,030
AMERICAN ELECTRIC POWER COMPANY                6,652       304,462
AMERICAN WATER WORKS INCORPORATED              3,098       106,571
CALPINE CORPORATION+                           5,665       187,058
CINERGY CORPORATION                            4,021       129,476
CMS ENERGY CORPORATION                         3,198        75,025
CONSOLIDATED EDISON INCORPORATED               3,895       159,306
CONSTELLATION ENERGY GROUP                     3,099        93,032
DOMINION RESOURCES INCORPORATED                4,214       265,271
DTE ENERGY COMPANY                             4,835       209,307
DUKE ENERGY CORPORATION                       13,442       528,405
DYNEGY INCORPORATED                            5,740       242,056
EDISON INTERNATIONAL+                          7,378       100,415
EL PASO CORPORATION                           10,211       496,152
ENTERGY CORPORATION                            5,132       197,685
EXELON CORPORATION                             6,795       371,007
FIRSTENERGY CORPORATION                        5,650       185,829
FPL GROUP INCORPORATED                         3,000       163,050
GPU INCORPORATED                               3,743       142,908
KINDER MORGAN INCORPORATED                     2,385       132,606
MIRANT CORPORATION+                            5,172       148,178
NIAGARA MOHAWK HOLDINGS INCORPORATED+          3,689        64,336
NICOR INCORPORATED                             1,743        67,559
NISOURCE INCORPORATED                          3,063        77,218
PACIFIC GAS & ELECTRIC COMPANY+                6,561       107,600
PINNACLE WEST CAPITAL CORPORATION              2,162        96,447
PPL CORPORATION                                3,047       132,087
PROGRESS ENERGY INCORPORATED                   3,447       143,705
PUBLIC SERVICE ENTERPRISE GROUP
  INCORPORATED                                 3,810       176,403
RELIANT ENERGY INCORPORATED                    6,192       186,132
REPUBLIC SERVICES INCORPORATED+                4,771        94,704
SEMPRA ENERGY                                  4,308       116,704
SOUTHERN COMPANY                              11,696       270,996
TEXAS UTILITIES COMPANY                        6,168       292,857
WASTE MANAGEMENT INCORPORATED                 11,580       358,169
WILLIAMS COMPANIES INCORPORATED               10,437       339,724
XCEL ENERGY INCORPORATED                       6,920       189,608
                                                      ------------
                                                      $  7,491,537

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(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONETS EXCEPT
COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                        8.59%
ADAPTEC INCORPORATED+                          2,217  $     23,168
ADC TELECOMMUNICATIONS INCORPORATED+          13,761        60,136
ADVANCED FIBRE COMMUNICATIONS
  INCORPORATED+                                1,992        48,306
ADVANCED MICRO DEVICES INCORPORATED+           6,126        83,007
AEROFLEX INCORPORATED+                         1,714        15,169
ALCATEL ADR                                   38,104       594,422
ALTERA CORPORATION+                           10,735       304,874
AMERICAN POWER CONVERSION CORPORATION+         6,062        83,837
AMKOR TECHNOLOGY INCORPORATED+                 4,025        65,930
ANALOG DEVICES INCORPORATED+                   7,276       347,647
ANDREW CORPORATION+                            1,724        35,066
APPLIED MICRO CIRCUITS CORPORATION+            6,038        86,162
ATMEL CORPORATION+                            14,420       138,288
AVX CORPORATION                                1,562        33,036
BROADCOM CORPORATION+                          4,472       143,775
CANON INCORPORATED ADR                        16,565       503,907
CHARTERED SEMICONDUCTOR MANUFACTURING
  ADR+                                         5,002       134,004
CIENA CORPORATION+                             6,725       115,132
COMVERSE TECHNOLOGY INCORPORATED+              3,509        88,216
CONEXANT SYSTEMS INCORPORATED+                 4,912        58,502
CORVIS CORPORATION+                            8,722        17,182
CREE RESEARCH INCORPORATED+                    1,938        40,640
CYPRESS SEMICONDUCTOR CORPORATION+             5,292       114,360
DIGITAL LIGHTWAVE INCORPORATED+                  745        10,989
ECHOSTAR COMMUNICATIONS CORPORATION+           3,951       111,260
EMCORE CORPORATION+                              298         4,518
EMERSON ELECTRIC COMPANY                       6,977       373,967
FINISAR CORPORATION+                           4,547        44,833
GEMSTAR-TV GUIDE INTERNATIONAL
  INCORPORATED+                                5,367       159,185
GENERAL ELECTRIC COMPANY                     181,592     7,441,640
GLOBESPAN INCORPORATED+                          372         5,866
HARRIS CORPORATION                             1,649        48,365
INTEGRATED DEVICE TECHNOLOGY
  INCORPORATED+                                2,799        87,021
INTEL CORPORATION                            127,647     3,569,010
SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
INTERDIGITAL COMMUNICATIONS CORPORATION+       1,341  $     12,082
INTERNATIONAL RECTIFIER CORPORATION+           1,842        68,117
JDS UNIPHASE CORPORATION+                     25,199       177,653
KEMET CORPORATION+                             4,994        90,891
KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS
  NV ADR                                      21,393       572,691
L-3 COMMUNICATIONS HOLDINGS
  INCORPORATED+                                1,342        90,048
LATTICE SEMICONDUCTOR CORPORATION+             3,986        93,153
LINEAR TECHNOLOGY CORPORATION                  7,101       291,709
LSI LOGIC CORPORATION+                         6,232       126,198
LUCENT TECHNOLOGIES INCORPORATED+             62,402       425,582
MATSUSHITA ELECTRIC INDUSTRIES COMPANY
  LIMITED ADR                                 38,736       583,364
MAXIM INTEGRATED PRODUCTS INCORPORATED+        7,841       362,333
MAYTAG CORPORATION                             1,870        57,465
MCDATA CORPORATION+                            3,339        47,681
MICRON TECHNOLOGY INCORPORATED+               11,289       424,579
MOLEX INCORPORATED                             4,130       130,384
MOTOROLA INCORPORATED                         39,494       687,196
MRV COMMUNICATIONS INCORPORATED+               1,640         6,675
NATIONAL SEMICONDUCTOR CORPORATION+            3,567       117,889
NETWORK APPLIANCE INCORPORATED+                7,156        92,742
NOKIA CORPORATION ADR                         42,611       670,697
NORTEL NETWORKS CORPORATION+                  58,663       367,230
NOVELLUS SYSTEMS INCORPORATED+                 3,752       166,251
NVIDIA CORPORATION+                            1,044        88,437
ONI SYSTEMS CORPORATION+                       2,683        37,294
OPENWAVE SYSTEMS INCORPORATED+                 3,876        62,171
PIONEER CORPORATION ADR                       21,512       422,711
POLYCOM INCORPORATED+                          3,652        74,063
POWER-ONE INCORPORATED+                        2,311        25,213
POWERWAVE TECHNOLOGIES INCORPORATED+           1,192        17,403
QLOGIC CORPORATION+                            2,124        63,741
QUALCOMM INCORPORATED+                        15,517       913,175
RAMBUS INCORPORATED+                           1,839        11,457
RF MICRO DEVICES INCORPORATED+                 3,578        91,096
SANMINA CORPORATION+                           6,381       114,922
SCIENTIFIC-ATLANTA INCORPORATED                3,271        67,186

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FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
SILICON LABORATORIES INCORPORATED+               372  $      7,436
SILICON STORAGE TECHNOLOGY INCORPORATED+       1,118         9,760
SONUS NETWORKS INCORPORATED+                   2,758        40,736
SONY CORPORATION ADR                          10,155       455,960
TELFONAKRIEBOLAGET LM ERICSSON ADR           104,229       519,060
TELLABS INCORPORATED+                          9,106       121,292
TEXAS INSTRUMENTS INCORPORATED                31,495     1,042,485
THOMAS & BETTS CORPORATION+                    1,106        23,679
TRANSWITCH CORPORATION+                        1,640        13,448
TRIQUINT SEMICONDUCTOR INCORPORATED+           2,087        44,244
VARIAN SEMICONDUCTOR EQUIPMENT
  ASSOCIATES INCORPORATED+                     1,236        42,518
VISHAY INTERTECHNOLOGY INCORPORATED+           3,702        86,368
VITESSE SEMICONDUCTOR CORPORATION+             3,399        49,625
WHIRLPOOL CORPORATION                          1,557       102,793
XILINK INCORPORATED+                           7,304       285,148
                                                      ------------
                                                      $ 25,487,451
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES
PERCENT OF NET ASSETS                                        0.49%
APPLERA CORPORATION - CELERA GENOMICS
  GROUP+                                       1,416  $     37,595
CELGENE CORPORATION+                           1,267        35,235
CURAGEN CORPORATION+                           1,565        31,910
DUN & BRADSTREET CORPORATION+                  2,325        77,561
FLUOR CORPORATION                              1,914        86,761
HALLIBURTON COMPANY                            7,595       211,597
INCYTE GENOMICS INCORPORATED+                  1,192        21,075
KPMG CONSULTING INCORPORATED+                  5,367        79,056
MILLENNIUM PHARMACEUTICAL+                     4,472       122,980
MOODY'S CORPORATION                            3,608       124,079
PAYCHEX INCORPORATED                           8,327       308,681
QUEST DIAGNOSTICS INCORPORATED+                2,385       149,420
QUINTILES INTERNATIONAL+                       2,443        42,777
SERVICEMASTER LIMITED PARTNERSHIP              9,460       110,682
                                                      ------------
                                                      $  1,439,409
FABRICATED METAL PRODUCTS EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT
PERCENT OF NET ASSETS                                        0.41%
COOPER INDUSTRIES INCORPORATED                 1,995  $    112,019
SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
CRANE COMPANY                                  1,403  $     39,410
FORTUNE BRANDS INCORPORATED                    3,449       131,924
ILLINOIS TOOL WORKS INCORPORATED               5,589       349,368
LOCKHEED MARTIN CORPORATION                    8,151       324,899
MASCO CORPORATION                              9,361       241,701
SNAP-ON INCORPORATED                           1,224        31,163
                                                      ------------
                                                      $  1,230,484
FOOD & KINDRED PRODUCTS
PERCENT OF NET ASSETS                                        3.73%
ADOLPH COORS COMPANY                             580  $     26,854
ANHEUSER-BUSCH COMPANIES INCORPORATED         14,089       606,391
ARCHER DANIELS MIDLAND COMPANY                14,008       188,128
CADBURY SCHWEPPES PLC ADR                     27,350       741,732
CAMPBELL SOUP COMPANY                          9,280       261,603
COCA-COLA COMPANY                             43,303     2,107,557
COCA-COLA ENTERPRISES INCORPORATED             8,863       134,452
CONAGRA FOODS INCORPORATED                     9,665       221,812
DIAGEO PLC ADR                                38,324     1,555,571
GENERAL MILLS INCORPORATED                     6,153       272,824
HEINZ (H J) COMPANY                            6,700       302,706
HERCULES INCORPORATED+                         3,342        37,765
HERSHEY FOODS CORPORATION                      2,835       182,801
HORMEL FOODS CORPORATION                       3,555        90,546
KELLOGG COMPANY                                8,668       277,289
KIRIN BREWERY COMPANY LIMITED ADR             12,272       941,534
LVMH MOET HENNESSY LOUIS VUITTON ADR          48,147       471,841
MCCORMICK & COMPANY                            2,358       106,582
PEPSIAMERICAS INCORPORATED                     4,217        66,207
PEPSICO INCORPORATED                          32,652     1,534,649
RALSTON PURINA GROUP                           6,738       220,198
SARA LEE CORPORATION                          18,079       397,738
TYSON FOODS INCORPORATED                       5,516        58,194
WM WRIGLEY JR COMPANY                          5,284       264,940
                                                      ------------
                                                      $ 11,069,914
FOOD STORES
PERCENT OF NET ASSETS                                        0.92%
ALBERTSON'S INCORPORATED                       8,866  $    310,221
COLES MYER LIMITED ADR                         9,720       293,544
ITO-YOKADO COMPANY LIMITED ADR                15,390       589,899
KONINKLIJKE AHOLD NV ADR                      27,722       839,422
KROGER COMPANY+                               16,921       450,437
STARBUCKS CORPORATION+                        10,001       168,717
WINN-DIXIE STORES INCORPORATED                 3,083        69,213
                                                      ------------
                                                      $  2,721,453

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(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
FORESTRY
PERCENT OF NET ASSETS                                        0.13%
GEORGIA-PACIFIC GROUP (TIMBER GROUP)           3,636  $    143,695
WEYERHAEUSER COMPANY                           4,127       234,207
                                                      ------------
                                                      $    377,902
FURNITURE & FIXTURES
PERCENT OF NET ASSETS                                        0.26%
HERMAN MILLER INCORPORATED                     3,608  $     82,335
HILLENBRAND INDUSTRIES                         2,514       136,510
JOHNSON CONTROLS INCORPORATED                  1,789       131,044
LEAR CORPORATION+                              2,832       102,632
LEGGETT & PLATT                                4,136        97,279
NEWELL RUBBERMAID INCORPORATED                 5,892       134,927
ROCKWELL COLLINS                               3,948        80,223
                                                      ------------
                                                      $    764,950
GENERAL MERCHANDISE STORES
PERCENT OF NET ASSETS                                        2.08%
BIG LOTS INCORPORATED+                         2,334  $     24,740
DILLARDS INCORPORATED                          2,180        39,022
DOLLAR GENERAL CORPORATION                     6,927       119,491
FAMILY DOLLAR STORES INCORPORATED              5,093       152,790
FEDERATED DEPARTMENT STORES
  INCORPORATED+                                4,369       158,638
J C PENNEY & COMPANY                           5,438       130,512
KMART CORPORATION+                            10,221       102,619
MAY DEPARTMENT STORES COMPANY                  6,810       229,157
SEARS ROEBUCK & COMPANY                        6,340       271,035
TARGET CORPORATION                            17,914       620,720
TJX COMPANIES INCORPORATED                     6,520       228,852
VENATOR GROUP INCORPORATED+                    7,529       135,146
WAL-MART STORES INCORPORATED                  82,379     3,958,311
                                                      ------------
                                                      $  6,171,033
HEALTH SERVICES
PERCENT OF NET ASSETS                                        0.61%
CAREMARK RX INCORPORATED+                      6,485  $    113,293
ENZON INCORPORATED+                            1,714       109,422
FIRST HEALTH GROUP CORPORATION+                5,358       150,024
HCA INCORPORATED                              11,446       523,540
HEALTH MANAGEMENT ASSOCIATES
  INCORPORATED+                                9,162       182,782
HEALTHSOUTH CORPORATION+                       9,217       166,643
HUMAN GENOME SCIENCES INCORPORATED+            1,714        76,924
SECURITY NAME                               SHARES       VALUE
IMMUNOMEDICS INCORPORATED+                     1,490  $     21,799
TENET HEALTHCARE CORPORATION+                  6,500       360,230
UNIVERSAL HEALTH SERVICES INCORPORATED+        2,534       119,858
                                                      ------------
                                                      $  1,824,515
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS
PERCENT OF NET ASSETS                                        0.02%
MASSEY ENERGY COMPANY                          3,727  $     73,236
                                                      ------------
HOLDING & OTHER INVESTMENT OFFICES
PERCENT OF NET ASSETS                                        0.76%
BERKSHIRE HATHAWAY INCORPORATED
  CLASS A+                                        30  $  2,082,000
ISTAR FINANCIAL INCORPORATED                   6,933       186,706
                                                      ------------
                                                      $  2,268,706
HOME FURNITURE FURNISHINGS & EQUIPMENT STORES
PERCENT OF NET ASSETS                                        0.21%
BED BATH & BEYOND INCORPORATED+                6,266  $    180,774
BEST BUY COMPANY INCORPORATED+                 4,671       275,496
CIRCUIT CITY STORES                            4,279        71,459
RADIOSHACK CORPORATION                         4,350       101,790
                                                      ------------
                                                      $    629,519
HOTELS ROOMING HOUSES CAMPS & OTHER LODGING PLACES
PERCENT OF NET ASSETS                                        0.13%
HILTON HOTELS CORPORATION                      8,950  $    113,755
MARRIOTT INTERNATIONAL INCORPORATED
  CLASS A                                      5,205       228,239
MGM MIRAGE INCORPORATED+                       1,977        57,630
                                                      ------------
                                                      $    399,624
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                        5.22%
AMERICAN STANDARD COMPANIES
  INCORPORATED+                                1,918  $    133,972
APPLE COMPUTER INCORPORATED+                   6,722       124,693
APPLIED MATERIALS INCORPORATED+               14,843       639,585
BAKER HUGHES INCORPORATED                      5,532       182,224
BLACK & DECKER CORPORATION                     1,848        72,682
CATERPILLAR INCORPORATED                       6,690       334,500
CDW COMPUTER CENTERS INCORPORATED+               679        27,703
CISCO SYSTEMS INCORPORATED+                  139,434     2,276,957
COMPAQ COMPUTER CORPORATION                   33,439       412,972

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
COOPER CAMERON CORPORATION+                    1,778  $     76,899
DEERE & COMPANY                                4,897       211,403
DELL COMPUTER CORPORATION+                    51,957     1,110,841
DIEBOLD INCORPORATED                           2,893       109,211
DOVER CORPORATION                              4,244       152,444
EATON CORPORATION                              1,531       110,125
EMC CORPORATION+                              45,262       699,751
EMULEX CORPORATION+                            2,087        33,204
GATEWAY INCORPORATED+                          7,104        63,723
GRANT PRIDECO INCORPORATED+                    3,180        33,263
HEWLETT-PACKARD COMPANY                       35,468       823,212
HITACHI LIMITED ADR                            7,541       603,657
IBM CORPORATION                               33,274     3,327,400
INGERSOLL-RAND COMPANY                         2,976       120,736
INTERNATIONAL GAME TECHNOLOGY+                 3,483       186,410
JABIL CIRCUIT INCORPORATED+                    3,673        84,883
JUNIPER NETWORKS INCORPORATED+                 5,218        73,052
KADANT INCORPORATED+                             236         3,269
LAM RESEARCH CORPORATION+                      2,817        79,749
LEXMARK INTERNATIONAL INCORPORATED+            2,927       152,350
MAKITA CORPORATION ADR                        15,733        96,758
MINNESOTA MINING & MANUFACTURING
  COMPANY                                      6,796       707,464
NEC CORPORATION ADR                           57,063       705,812
PALL CORPORATION                               2,615        58,471
PALM INCORPORATED+                            10,784        38,607
PARKER-HANNIFIN CORPORATION                    2,358       103,752
PENTAIR INCORPORATED                           1,838        68,925
PITNEY BOWES INCORPORATED                      6,000       260,940
QUANTUM CORPORATION - DLT & STORAGE
  SYSTEMS+                                     5,442        47,726
RIVERSTONE NETWORKS INCORPORATED+              1,940        18,387
SANDISK CORPORATION+                           1,118        22,930
SMITH INTERNATIONAL INCORPORATED+              2,010        93,264
SOLECTRON CORPORATION+                        12,980       176,528
STANLEY WORKS                                  1,800        75,402
SYMBOL TECHNOLOGIES INCORPORATED               6,666        89,991
UNITED TECHNOLOGIES CORPORATION                8,375       572,850
VARIAN MEDICAL SYSTEMS INCORPORATED+           1,237        81,642
                                                      ------------
                                                      $ 15,480,319
INSURANCE AGENTS BROKERS & SERVICE
PERCENT OF NET ASSETS                                        0.24%
AON CORPORATION                                5,345  $    198,567
SECURITY NAME                               SHARES       VALUE
MARSH & MCLENNAN COMPANIES INCORPORATED        5,554  $    515,967
                                                      ------------
                                                      $    714,534
INSURANCE CARRIERS
PERCENT OF NET ASSETS                                        4.71%
AEGON NV ADR                                  20,320  $    613,664
AETNA INCORPORATED+                            2,772        82,883
AFLAC INCORPORATED                             9,827       270,439
ALLMERICA FINANCIAL CORPORATION                2,125       113,199
ALLSTATE CORPORATION                          13,634       462,602
AMBAC FINANCIAL GROUP INCORPORATED             3,891       230,347
AMERICAN INTERNATIONAL GROUP
  INCORPORATED                                45,884     3,588,164
AMERICAN NATIONAL INSURANCE                    1,416       111,737
AXA ADR                                       42,776     1,178,479
CHUBB CORPORATION                              3,609       243,608
CIGNA CORPORATION                              2,748       247,320
CINCINNATI FINANCIAL CORPORATION               3,738       149,520
CNA FINANCIAL CORPORATION+                     2,752        76,423
CONSECO INCORPORATED+                          6,634        60,900
HARTFORD FINANCIAL SERVICES GROUP              4,517       292,702
HEALTH NET INCORPORATED+                       5,889       111,125
ING GROUP NV ADR                              16,286       515,940
JEFFERSON-PILOT CORPORATION                    4,052       188,499
JOHN HANCOCK FINANCIAL SERVICES               10,958       437,772
LINCOLN NATIONAL CORPORATION                   4,101       204,476
LOEWS CORPORATION                              3,970       193,815
MBIA INCORPORATED                              3,086       166,675
METLIFE INCORPORATED                          13,791       420,626
MGIC INVESTMENT CORPORATION                    2,191       153,151
OXFORD HEALTH PLANS INCORPORATED+              2,585        77,498
PMI GROUP INCORPORATED                         1,731       112,861
PROGRESSIVE CORPORATION                        1,566       202,437
RADIAN GROUP INCORPORATED                      3,429       137,537
SAFECO CORPORATION                             3,263        98,151
ST PAUL COMPANIES INCORPORATED                 4,754       199,811
TOKIO MARINE & FIRE INSURANCE COMPANY
  ADR                                         33,866     1,764,757
TORCHMARK CORPORATION                          2,761       116,625
TRANSATLANTIC HOLDING INCORPORATED             2,500       183,375
TRIGON HEALTHCARE INCORPORATED+                2,087       135,133
UNITEDHEALTH GROUP INCORPORATED                6,697       455,798
UNITRIN INCORPORATED                           2,330        85,744

WELLS FARGO OUTLOOK 2040 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
UNUMPROVIDENT CORPORATION                      4,952  $    138,755
WELLPOINT HEALTH NETWORKS INCORPORATED+        1,331       141,725
                                                      ------------
                                                      $ 13,964,273
LUMBER & WOOD PRODUCTS EXCEPT FURNITURE
PERCENT OF NET ASSETS                                        0.06%
GEORGIA-PACIFIC GROUP                          4,757  $    173,821
                                                      ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC
MEDICAL & OPTICAL GOODS
PERCENT OF NET ASSETS                                        2.25%
AGILENT TECHNOLOGIES INCORPORATED+             8,671  $    229,782
ALLERGAN INCORPORATED                          2,964       214,149
APPLERA CORPORATION - APPLIED BIOSYSTEMS
  GROUP                                        4,642       116,096
BARD (C R) INCORPORATED                        1,059        61,263
BAUSCH & LOMB INCORPORATED                     1,181        42,953
BAXTER INTERNATIONAL INCORPORATED              9,368       483,389
BECKMAN COULTER INCORPORATED                   2,212       101,133
BECTON DICKINSON & COMPANY                     5,274       189,495
BIOMET INCORPORATED                            5,383       148,732
BOSTON SCIENTIFIC CORPORATION+                 8,668       165,559
DANAHER CORPORATION                            2,975       165,321
EASTMAN KODAK COMPANY                          5,096       227,638
FUJI PHOTO FILM ADR                           12,479       464,843
GENERAL MOTORS CORPORATION CLASS H+           22,758       424,437
GUIDANT CORPORATION+                           6,978       252,045
KLA-TENCOR CORPORATION+                        3,836       188,501
MEDTRONIC INCORPORATED                        24,528     1,117,005
MICROCHIP TECHNOLOGY INCORPORATED+             4,759       169,849
MILLIPORE CORPORATION                          1,034        65,607
NEWPORT CORPORATION                              670        12,140
PERKINELMER INCORPORATED                       1,933        62,011
RAYTHEON COMPANY                               6,903       181,480
RICOH COMPANY LIMITED ADR                      6,548       532,915
SCI SYSTEMS INCORPORATED+                      4,495       110,128
ST JUDE MEDICAL INCORPORATED+                  1,629       112,075
STRYKER CORPORATION                            5,868       321,742
SYBRON DENTAL SPECIALTIES INCORPORATED+        1,391        29,322
TEKTRONIX INCORPORATED+                        1,929        37,693
TERADYNE INCORPORATED+                         3,576       117,221
THERMO ELECTRON CORPORATION+                   3,863        83,711
SECURITY NAME                               SHARES       VALUE
VARIAN INCORPORATED+                           1,236  $     36,697
WATERS CORPORATION+                            2,236        74,079
XEROX CORPORATION+                            13,880       127,696
                                                      ------------
                                                      $  6,666,707
METAL MINING
PERCENT OF NET ASSETS                                        0.41%
BARRICK GOLD CORPORATION                       8,203  $    131,412
FREEPORT-MCMORAN COOPER & GOLD
  INCORPORATED+                                5,636        69,774
HOMESTAKE MINING COMPANY                       6,643        55,004
INCO LIMITED CORPORATION+                      5,272        87,621
NEWMONT MINING CORPORATION                     3,500        72,590
PHELPS DODGE CORPORATION                       1,671        65,837
PLACER DOME INCORPORATED                       6,568        72,576
RIO TINTO PLC ADR                              9,192       672,854
                                                      ------------
                                                      $  1,227,668
MINING & QUARRYING OF NONMETALLIC MINERALS EXCEPT FUELS
PERCENT OF NET ASSETS                                        0.04%
VULCAN MATERIALS COMPANY                       2,378  $    114,168
                                                      ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
PERCENT OF NET ASSETS                                        0.73%
HASBRO INCORPORATED                            3,720  $     64,505
MATTEL INCORPORATED                            8,798       158,276
TIFFANY & COMPANY                              4,070       126,781
TYCO INTERNATIONAL LIMITED                    35,077     1,822,250
                                                      ------------
                                                      $  2,171,812
MISCELLANEOUS RETAIL
PERCENT OF NET ASSETS                                        0.63%
AMAZON.COM INCORPORATED+                       4,182  $     37,387
COSTCO WHOLESALE CORPORATION+                  9,238       345,594
CVS CORPORATION                                8,170       295,019
DOLLAR TREE STORES INCORPORATED+               2,060        48,884
OFFICE DEPOT INCORPORATED+                     6,906        95,993
PURCHASEPRO.COM INCORPORATED+                  2,012         1,610
RITE AID CORPORATION+                          5,427        43,090
STAPLES INCORPORATED+                          9,830       147,942
TOYS R US INCORPORATED+                        5,056       120,990
WALGREEN COMPANY                              21,326       732,548
                                                      ------------
                                                      $  1,869,057
MOTION PICTURES
PERCENT OF NET ASSETS                                        0.32%
WALT DISNEY COMPANY                           37,211  $    946,276
                                                      ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
PERCENT OF NET ASSETS                                        0.11%
CNF TRANSPORTATION INCORPORATED                3,951  $    118,649

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
UNITED PARCEL SERVICE INCORPORATED             3,504  $    193,526
                                                      ------------
                                                      $    312,175
NONDEPOSITORY CREDIT INSTITUTIONS
PERCENT OF NET ASSETS                                        1.77%
AMERICAN EXPRESS COMPANY                      23,984  $    873,497
AMERICREDIT CORPORATION+                       2,683       123,847
CAPITAL ONE FINANCIAL CORPORATION              4,331       240,847
COUNTRYWIDE CREDIT INDUSTRIES
  INCORPORATED                                 2,843       117,985
FHLMC                                         12,871       809,328
FNMA                                          18,479     1,408,285
HOUSEHOLD INTERNATIONAL INCORPORATED           9,334       551,639
MBNA CORPORATION                              16,628       577,989
PROVIDIAN FINANCIAL CORPORATION                6,471       252,757
USA EDUCATION INCORPORATED                     3,750       297,038
                                                      ------------
                                                      $  5,253,212
OIL & GAS EXTRACTION
PERCENT OF NET ASSETS                                        2.68%
ANADARKO PETROLEUM CORPORATION                 5,285  $    273,499
APACHE CORPORATION                             2,847       133,610
BJ SERVICES COMPANY+                           5,978       134,087
BURLINGTON RESOURCES INCORPORATED              4,563       173,394
DEVON ENERGY CORPORATION                       3,249       150,331
DIAMOND OFFSHORE DRILLING INCORPORATED         2,576        71,870
ENI SPA ADR                                    6,866       462,768
ENRON CORPORATION                             14,015       490,385
ENSCO INTERNATIONAL INCORPORATED               4,762        86,859
EOG RESOURCES INCORPORATED                     3,090        97,706
GLOBAL MARINE INCORPORATED+                    5,981        86,126
KERR-MCGEE CORPORATION                         2,192       128,035
NABORS INDUSTRIES INCORPORATED+                3,647        89,424
NEWFIELD EXPLORATION COMPANY+                  2,981        98,254
NOBLE DRILLING CORPORATION+                    4,732       128,710
OCCIDENTAL PETROLEUM CORPORATION               7,674       211,188
PIONEER NATURAL RESOURCES COMPANY+             5,963       104,353
REPSOL SA ADR                                 23,736       401,376
ROWAN COMPANIES INCORPORATED+                  2,287        35,563
SCHLUMBERGER LIMITED                          10,446       511,854
TIDEWATER INCORPORATED                         2,150        66,887
SECURITY NAME                               SHARES       VALUE
TOTAL FINA ELF ADR+                           47,245  $  3,489,043
TRANSOCEAN SEDCO FOREX                         6,427       185,740
UNIT CORPORATION+                              9,094        83,483
VARCO INTERNATIONAL INCORPORATED+              5,292        80,333
WEATHERFOLD INTERNATIONAL INCORPORATED+        3,479       115,746
XTO ENERGY INCORPORATED                        5,367        75,675
                                                      ------------
                                                      $  7,966,299
PAPER & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                        0.56%
BEMIS COMPANY INCORPORATED                     1,087  $     47,567
BOISE CASCADE CORPORATION                      1,157        42,462
BOWATER INCORPORATED                           2,165       102,708
INTERNATIONAL PAPER COMPANY                    8,869       355,824
KIMBERLY-CLARK CORPORATION                     9,967       618,452
MEAD CORPORATION                               2,059        68,441
PACTIV CORPORATION+                            4,675        74,239
SONOCO PRODUCTS COMPANY                        4,187       108,695
TEMPLE-INLAND INCORPORATED                     1,166        68,048
WESTVACO CORPORATION                           2,030        61,814
WILLAMETTE INDUSTRIES INCORPORATED             2,330       113,005
                                                      ------------
                                                      $  1,661,255
PERSONAL SERVICES
PERCENT OF NET ASSETS                                        0.12%
CINTAS CORPORATION                             4,069  $    189,453
H&R BLOCK INCORPORATED                         4,084       158,908
                                                      ------------
                                                      $    348,361
PETROLEUM REFINING & RELATED INDUSTRIES
PERCENT OF NET ASSETS                                        3.87%
AMERADA HESS CORPORATION                       2,253  $    175,081
ASHLAND INCORPORATED                           2,120        89,888
BP PLC ADR                                    21,852     1,111,830
CHEVRON CORPORATION                           10,603       962,222
CONOCO INCORPORATED CLASS B                   13,031       385,978
EXXON MOBIL CORPORATION                      118,506     4,758,016
MURPHY OIL CORPORATION                         1,709       129,030
PHILLIPS PETROLEUM COMPANY                     5,199       298,943
ROYAL DUTCH PETROLEUM COMPANY                 34,068     1,929,271
SUNOCO INCORPORATED                            2,338        88,447
TEXACO INCORPORATED                           10,439       727,076
TOSCO CORPORATION                              3,339       154,930
ULTRAMAR DIAMOND SHAMROCK CORPORATION          3,598       185,801
UNOCAL CORPORATION                             5,079       179,289
USX-MARATHON GROUP INCORPORATED                6,461       203,586
VALERO ENERGY CORPORATION                      2,385        98,978
                                                      ------------
                                                      $ 11,478,366

WELLS FARGO OUTLOOK 2040 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
PRIMARY METAL INDUSTRIES
PERCENT OF NET ASSETS                                        0.77%
ALCAN INCORPORATED                             6,315  $    229,361
ALCOA INCORPORATED                            16,602       632,868
ALLEGHENY TECHNOLOGIES INCORPORATED            2,921        54,039
COMMSCOPE INCORPORATED+                        1,245        26,270
ENGELHARD CORPORATION                          3,243        84,740
KUBOTA CORPORATION ADR                        14,202       979,938
NUCOR CORPORATION                              1,850        89,910
PRECISION CASTPARTS CORPORATION                3,056       104,943
COMMON STOCK (CONTINUED)
USX-US STEEL GROUP INCORPORATED                3,762  $     74,826
                                                      ------------
                                                      $  2,276,895
PRINTING PUBLISHING & ALLIED INDUSTRIES
PERCENT OF NET ASSETS                                        1.70%
BELO CORPORATION                               7,454  $    135,961
DOW JONES & COMPANY INCORPORATED               1,979       108,608
ELSEVIER NV ADR                               37,152       936,230
GANNETT COMPANY INCORPORATED                   5,821       358,923
KNIGHT-RIDDER INCORPORATED                     1,750       106,050
MCCLATCHY COMPANY                              3,652       157,036
MCGRAW-HILL COMPANIES INCORPORATED             4,085       242,036
MEREDITH CORPORATION                           2,065        67,216
NEW YORK TIMES COMPANY                         3,579       153,002
NEWS CORPORATION LIMITED ADR                   8,338       271,735
READERS DIGEST ASSOCIATION INCORPORATED        2,980        55,726
RR DONNELLEY & SONS COMPANY                    3,250        96,915
SCRIPPS COMPANY (E W)                          2,040       133,518
TRIBUNE COMPANY                                6,641       261,788
VALASSIS COMMUNICATIONS INCORPORATED+          1,134        40,166
VIACOM INCORPORATED+                          32,471     1,376,770
VIVENDI UNIVERSAL SA ADR                       6,843       374,381
WASHINGTON POST COMPANY                          288       165,168
                                                      ------------
                                                      $  5,041,229
RAILROAD TRANSPORTATION
PERCENT OF NET ASSETS                                        0.26%
BURLINGTON NORTHERN SANTA FE CORPORATION       8,179  $    221,733
CSX CORPORATION                                4,571       161,539
NORFOLK SOUTHERN CORPORATION                   7,955       148,122
UNION PACIFIC CORPORATION                      4,853       258,519
                                                      ------------
                                                      $    789,913
SECURITY NAME                               SHARES       VALUE
REAL ESTATE
PERCENT OF NET ASSETS                                        0.07%
CATELLUS DEVELOPMENT CORPORATION+              7,827  $    144,017
ST. JOE CORPORATION                            2,237        60,958
                                                      ------------
                                                      $    204,975
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
PERCENT OF NET ASSETS                                        0.16%
GOODYEAR TIRE & RUBBER COMPANY                 3,306  $     80,997
NIKE INCORPORATED                              5,730       286,500
SEALED AIR CORPORATION+                        1,839        73,891
TUPPERWARE CORPORATION                         1,436        33,933
                                                      ------------
                                                      $    475,321
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES
PERCENT OF NET ASSETS                                        1.63%
BEAR STEARNS COMPANIES INCORPORATED            2,756  $    143,836
CHARLES SCHWAB CORPORATION                    29,169       363,446
E*TRADE GROUP INCORPORATED+                    7,082        45,325
EDWARDS AG INCORPORATED                        3,465       141,372
FRANKLIN RESOURCES INCORPORATED                5,598       229,686
GOLDMAN SACHS GROUP INCORPORATED              11,629       931,483
JOHN NUVEEN COMPANY                            2,907       190,147
KNIGHT TRADING GROUP INCORPORATED+             4,249        44,190
LABRANCHE & COMPANY INCORPORATED+              2,460        64,600
LEGG MASON INCORPORATED                        2,505       111,999
LEHMAN BROTHERS HOLDING INCORPORATED           5,002       328,381
MERRILL LYNCH & COMPANY INCORPORATED          15,419       795,620
MORGAN STANLEY DEAN WITTER & COMPANY          20,154     1,075,216
NEUBERGER & BERMAN                             2,460       107,551
STILWELL FINANCIAL INCORPORATED                5,521       157,901
T. ROWE PRICE GROUP INCORPORATED               3,007       112,432
                                                      ------------
                                                      $  4,843,185
STONE CLAY GLASS & CONCRETE PRODUCTS
PERCENT OF NET ASSETS                                        0.38%
CORNING INCORPORATED+                         18,110  $    217,501
HANSON PLC ADR                                23,346       906,058
                                                      ------------
                                                      $  1,123,559
TOBACCO PRODUCTS
PERCENT OF NET ASSETS                                        0.77%
PHILIP MORRIS COMPANIES INCORPORATED          40,582  $  1,923,587

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
COMMON STOCK (CONTINUED)
RJ REYNOLDS TOBACCO HOLDINGS
  INCORPORATED                                 4,127  $    238,334
UST INCORPORATED                               3,862       127,446
                                                      ------------
                                                      $  2,289,367
TRANSPORTATION BY AIR
PERCENT OF NET ASSETS                                        0.48%
AMR CORPORATION+                               2,861  $     91,523
CONTINENTAL AIRLINES INCORPORATED+             1,462        63,772
DELTA AIRLINES INCORPORATED                    1,773        68,438
FEDEX CORPORATION+                             6,080       255,968
JAPAN AIRLINES COMPANY LIMITED ADR            97,262       573,943
NORTHWEST AIRLINES CORPORATION+                1,722        36,300
SOUTHWEST AIRLINES COMPANY                    13,537       242,177
UAL CORPORATION                                1,857        60,687
US AIRWAYS GROUP INCORPORATED+                 1,716        21,793
                                                      ------------
                                                      $  1,414,601
TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                        2.86%
BOEING COMPANY                                15,271  $    781,875
BRUNSWICK CORPORATION                          1,934        42,142
DAIMLERCHRYSLER AG                            38,295     1,683,065
DANA CORPORATION                               3,408        66,797
DELPHI AUTOMOTIVE SYSTEMS CORPORATION         11,821       177,197
FIAT SPA ADR                                  20,087       467,023
FORD MOTOR COMPANY                            29,905       594,212
GENERAL DYNAMICS CORPORATION                   4,202       331,790
GENERAL MOTORS CORPORATION                     9,932       543,777
GENUINE PARTS COMPANY                          3,720       114,427
GOODRICH CORPORATION                           2,295        73,555
HARLEY-DAVIDSON INCORPORATED                   6,963       338,332
HONDA MOTOR COMPANY LIMITED ADR                8,427       615,171
HONEYWELL INTERNATIONAL INCORPORATED          15,219       567,060
ITT INDUSTRIES INCORPORATED                    1,850        83,528
NAVISTAR INTERNATIONAL CORPORATION+            1,948        66,758
NORTHROP GRUMMAN CORPORATION                   1,422       116,604
PACCAR INCORPORATED                            1,612        89,144
ROCKWELL INTERNATIONAL CORPORATION             3,948        63,365
SPX CORPORATION+                                 775        90,094
TEXTRON INCORPORATED                           2,608       136,633
SECURITY NAME                               SHARES       VALUE
TOYOTA MOTOR CORPORATION ADR                  22,032  $  1,346,155
TRW INCORPORATED                               2,574        90,605
                                                      ------------
                                                      $  8,479,309
TRANSPORTATION SERVICES
PERCENT OF NET ASSETS                                        0.12%
EXPEDITORS INTERNATIONAL OF WASHINGTON
  INCORPORATED                                 2,013  $    102,381
GALILEO INTERNATIONAL INCORPORATED             1,904        59,214
GATX CORPORATION                               1,997        78,402
SABRE HOLDINGS CORPORATION+                    2,696       113,717
                                                      ------------
                                                      $    353,714
WATER TRANSPORTATION
PERCENT OF NET ASSETS                                        0.13%
CARNIVAL CORPORATION                          12,880  $    402,886
                                                      ------------
WHOLESALE TRADE-DURABLE GOODS
PERCENT OF NET ASSETS                                        2.10%
COMMON STOCK (CONTINUED)
APOLGENT TECHNOLOGIES INCORPORATED+            4,173  $    100,319
ARROW ELECTRONICS INCORPORATED+                3,408        91,300
AVNET INCORPORATED                             3,214        77,393
CYTYC CORPORATION+                             4,398       106,564
GRAINGER (W W) INCORPORATED                    1,965        83,139
JOHNSON & JOHNSON                             56,866     2,997,407
KYOCERA CORPORATION ADR                        5,281       353,880
MITSUBISHI CORPORATION ADR                    44,506       740,513
MITSUI & COMPANY LIMITED ADR                   6,027       829,592
NISSAN MOTOR COMPANY LIMITED ADR+             53,166       616,726
OMNICARE INCORPORATED                          5,367       128,379
SYCAMORE NETWORKS INCORPORATED+                4,547        25,509
VISTEON CORPORATION                            4,193        71,700
                                                      ------------
                                                      $  6,222,421
WHOLESALE TRADE-NONDURABLE GOODS
PERCENT OF NET ASSETS                                        0.92%
AMERISOURCEBERGEN CORPORATION+                 2,427  $    156,409
BROWN-FORMAN CORPORATION                       1,439        92,816
CARDINAL HEALTH INCORPORATED                   8,785       640,778
MCKESSON CORPORATION                           5,888       231,104
SAFEWAY INCORPORATED+                          9,742       439,462
SMURFIT-STONE CONTAINER CORPORATION+           5,750        99,245
SUPERVALU INCORPORATED                         2,767        58,052

WELLS FARGO OUTLOOK 2040 FUND         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

SECURITY NAME                               SHARES       VALUE
SYSCO CORPORATION                             14,870  $    416,657
UNILEVER NV ADR                                9,925       606,318
                                                      ------------
                                                      $  2,740,841
TOTAL COMMON STOCK
(COST $284,656,565)                                   $282,034,488

REAL ESTATE INVESTMENT TRUST
PERCENT OF NET ASSETS                                        0.94%
ARCHSTONE COMMUNITIES TRUST                    5,099  $    137,673
BOSTON PROPERTIES INCORPORATED                 3,817       150,390
CRESCENT REAL ESTATE EQUITIES COMPANY          6,218       146,434
DUKE REALTY CORPORATION                        6,624       167,388
EQUITY OFFICE PROPERTIES TRUST                14,668       470,696
EQUITY RESIDENTIAL PROPERTIES TRUST            4,542       267,569
HOST MARRIOTT CORPORATION                     11,179       143,091
KIMCO REALTY CORPORATION                       2,887       138,489
PUBLIC STORAGE INCORPORATED                    4,519       149,850
ROUSE COMPANY                                  4,905       140,283
SIMON PROPERTY GROUP INCORPORATED              6,839       200,383
STARWOOD HOTELS & RESORTS OF WORLDWIDE
  INCORPORATED                                 7,076       239,523
VENTAS INCORPORATED                           23,706       278,071
VORNADO REALTY TRUST                           3,703       148,527
                                                      ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(COST $2,580,714)                                     $  2,778,367

RATE MATURITY                             PRINCIPAL
U.S. TREASURY OBLIGATIONS
PERCENT OF NET ASSETS                                        3.67%
US TREASURY BONDS
 11.25%,  02/15/15                        $2,800,000  $  4,415,905
RATE MATURITY                             PRINCIPAL      VALUE

U.S. TREASURY OBLIGATIONS (CONTINUED)
 9.13%,  05/15/18                         $3,500,000  $  4,929,806
 7.13%,  02/15/23                            700,000       844,101
 5.50%,  08/15/28                            700,000       702,899
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $10,734,875)                                    $ 10,892,711

SHORT-TERM INSTRUMENTS
PERCENT OF NET ASSETS                                        0.63%
RIGHTS
PERCENT OF NET ASSETS                                        0.00%
CNA FINANCIAL CORPORATION                 $      606  $      1,685
                                                      ------------

US TREASURY BILLS
PERCENT OF NET ASSETS                                        0.63%
US TREASURY BILLS
 3.54%^,  09/13/01                         1,886,000  $  1,884,401
                                                      ------------
TOTAL SHORT-TERM INSTRUMENTS
(COST $1,884,329)                                     $  1,886,086

TOTAL INVESTMENTS IN SECURITIES
(COST $299,856,483)*                         100.28%  $297,591,652
OTHER ASSETS AND LIABILITIES, NET             (0.28%)     (819,923)
                                          ----------  ------------
TOTAL NET ASSETS                             100.00%  $296,771,729
                                          ----------  ------------

^    Yield to maturity.
+    Non-income producing securities.
{::} Security of an affiliate of the fund with a cost of $1,118,794.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

         Gross Unrealized Appreciation  $ 33,454,197
         Gross Unrealized Depreciation   (35,719,028)
                                        ------------

         NET UNREALIZED DEPRECIATION    $ (2,264,831)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)       OUTLOOK
FUNDS
--------------------------------------------------------------------------------

                               OUTLOOK       OUTLOOK       OUTLOOK       OUTLOOK       OUTLOOK
                                 TODAY          2010          2020          2030          2040
----------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT
    MARKET VALUE (SEE
    COST BELOW)..........  $71,336,085  $170,020,233  $275,924,219  $170,036,616  $297,591,652
  CASH...................       50,650        50,022        50,511        50,249        51,013
  COLLATERAL FOR SECURITY
    LOANED...............   16,027,837    49,853,390    77,318,810    35,521,513    62,558,247
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........      699,557     1,250,004     1,278,050       488,003       550,617
  RECEIVABLE FOR FUND
    SHARES ISSUED........      225,194       269,288       352,429       169,754       137,913
  PREPAID EXPENSES AND
    OTHER ASSETS.........           33         2,235         6,525         5,423             0
                           -----------  ------------  ------------  ------------  ------------
TOTAL ASSETS.............   88,339,356   221,445,172   354,930,544   206,271,558   360,889,442
                           -----------  ------------  ------------  ------------  ------------

LIABILITIES
  PAYABLE FOR SECURITY
    LOANED...............   16,027,837    49,853,390    77,318,810    35,521,513    62,558,247
  PAYABLE FOR FUND SHARES
    REDEEMED.............      346,614       140,563       224,280       229,948       555,192
  PAYABLE FOR INVESTMENT
    ADVISOR AND
    AFFILIATES...........      111,940       202,996       287,455       178,485       538,517
  PAYABLE TO OTHER
    RELATED PARTIES......      116,691       131,896       141,884       120,298       402,579
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....        9,389         7,786           965        28,106        63,178
                           -----------  ------------  ------------  ------------  ------------
TOTAL LIABILITIES........   16,612,471    50,336,631    77,973,394    36,078,350    64,117,713
                           -----------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS.........  $71,726,885  $171,108,541  $276,957,150  $170,193,208  $296,771,729
                           -----------  ------------  ------------  ------------  ------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........  $70,566,771  $168,544,121  $280,170,565  $160,350,816  $295,737,923
  UNDISTRIBUTED NET
    INVESTMENT INCOME
    (LOSS)...............      360,898       690,910       892,685       202,622      (642,394)
  UNDISTRIBUTED NET
    REALIZED GAIN (LOSS)
    ON INVESTMENTS.......      (32,382)    1,881,566    (1,961,244)    2,890,554     3,941,031
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........      831,598        (8,056)   (2,144,856)    6,749,216    (2,264,831)
                           -----------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS.........  $71,726,885  $171,108,541  $276,957,150  $170,193,208  $296,771,729
                           -----------  ------------  ------------  ------------  ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.....  $41,951,381  $ 94,903,031  $142,665,816  $112,542,760  $183,507,146
SHARES OUTSTANDING -
  CLASS A................    4,258,221     8,002,987    11,352,816     8,018,100    12,988,960
NET ASSET VALUE PER
  SHARE - CLASS A........  $      9.85  $      11.86  $      12.57  $      14.04  $      14.13
MAXIMUM OFFERING PRICE
  PER SHARE - CLASS A
  (1) ...................  $     10.45  $      12.58  $      13.34  $      14.90  $      14.99
NET ASSETS - CLASS B.....  $15,156,952  $ 39,985,490  $ 45,349,444  $ 29,742,082  $ 74,036,138
SHARES OUTSTANDING -
  CLASS B................    1,513,177     3,370,741     3,641,130     2,152,909     5,410,579
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........  $     10.02  $      11.86  $      12.45  $      13.81  $      13.68
NET ASSETS - CLASS C.....  $ 7,077,314  $  7,114,093  $  6,440,492  $  3,754,123  $  6,098,749
SHARES OUTSTANDING -
  CLASS C................      707,731       595,138       513,809       271,486       445,655
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS C........  $     10.00  $      11.95  $      12.53  $      13.83  $      13.68
NET ASSETS -
  INSTITUTIONAL CLASS ...  $ 7,541,238  $ 29,105,927  $ 82,501,398  $ 24,154,243  $ 33,129,696
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS ...      754,117     2,434,658     6,495,644     1,706,831     2,320,015
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - INSTITUTIONAL
  CLASS .................  $     10.00  $      11.95  $      12.70  $      14.15  $      14.28
INVESTMENTS AT COST (NOTE
  2).....................  $70,504,487  $170,028,289  $278,069,075  $163,287,400  $299,856,483
SECURITIES ON LOAN, AT
  MARKET VALUE (NOTE
  2).....................  $15,802,727  $ 48,868,863  $ 75,637,349  $ 34,639,278  $ 60,774,639

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OUTLOOK FUNDS                               STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                 OUTLOOK TODAY                            OUTLOOK 2010
                                     --------------------------------------  --------------------------------------
                                              FOR PERIOD         FOR PERIOD           FOR PERIOD         FOR PERIOD
                                           JUNE 23, 2001    MARCH 1ST, 2001        JUNE 23, 2001    MARCH 1ST, 2001
                                      TO AUGUST 31, 2001   TO JUNE 22, 2001   TO AUGUST 31, 2001   TO JUNE 22, 2001
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS........................      $    45,221         $     67,881        $    218,083        $    357,129
  INTEREST.........................          550,053              887,853           1,009,325           1,684,923
  SECURITIES LENDING...............            2,137                3,419               4,583               7,333
                                         -----------         ------------        ------------        ------------
TOTAL INVESTMENT INCOME (LOSS).....          597,411              959,153           1,231,991           2,049,385
                                         -----------         ------------        ------------        ------------

EXPENSES
  ADVISORY FEES....................           75,442              118,096             181,994             292,440
  ADMINISTRATION FEES..............           20,575               32,214              49,635              79,815
  CUSTODY FEES.....................            2,743                    0               6,618                   0
  SHAREHOLDER SERVICING FEES.......           34,292               53,691              82,724             133,025
  PORTFOLIO ACCOUNTING FEES........           12,679                    0              13,225                   0
  TRANSFER AGENT
    CLASS A........................           28,995               40,208              35,416              55,294
    CLASS B........................            2,662                4,055               8,807              14,611
    CLASS C........................            4,166                4,845               1,966               3,119
    INSTITUTIONAL CLASS ...........            3,716                4,364               1,140               1,656
  DISTRIBUTION FEES
    CLASS A........................           20,484               34,753              46,335              78,479
    CLASS B........................           21,084               29,923              57,007              87,152
    CLASS C........................           10,003               14,583              10,609              16,348
  LEGAL AND AUDIT FEES.............            2,999                5,743               3,503               6,395
  REGISTRATION FEES................              325                2,919               1,828               5,113
  DIRECTORS' FEES..................              815                1,316                 815               1,316
  SHAREHOLDER REPORTS..............            1,105                9,916              10,375              29,020
  OTHER............................            8,619                1,740              20,791               2,771
                                         -----------         ------------        ------------        ------------
TOTAL EXPENSES.....................          250,704              358,364             532,788             806,552
                                         -----------         ------------        ------------        ------------
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES.......................          (46,683)             (53,622)            (51,594)            (67,378)
NET EXPENSES.......................          204,021              304,742             481,194             739,173
                                         -----------         ------------        ------------        ------------
NET INVESTMENT INCOME (LOSS).......          393,390              654,412             750,797           1,310,212
                                         -----------         ------------        ------------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) FROM:
  SECURITIES.......................           45,241                1,735             804,085             614,495
                                         -----------         ------------        ------------        ------------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS......................           45,241                1,735             804,085             614,495
                                         -----------         ------------        ------------        ------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF:
  SECURITIES.......................       (2,102,784)           1,428,402         (11,587,310)          5,037,818
                                         -----------         ------------        ------------        ------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................       (2,102,784)           1,428,402         (11,587,310)          5,037,818
                                         -----------         ------------        ------------        ------------
NET REALIZED AND UNREALIZED (LOSS)
  ON INVESTMENTS...................       (2,057,543)           1,430,137         (10,783,225)          5,652,313
                                         -----------         ------------        ------------        ------------
                                         -----------         ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................      $(1,664,153)        $  2,084,549        $(10,032,428)       $  6,962,525
                                         -----------         ------------        ------------        ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)                               OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                  OUTLOOK 2020                            OUTLOOK 2030
                                     --------------------------------------  --------------------------------------
                                              FOR PERIOD         FOR PERIOD           FOR PERIOD         FOR PERIOD
                                           JUNE 23, 2001    MARCH 1ST, 2001        JUNE 23, 2001    MARCH 1ST, 2001
                                      TO AUGUST 31, 2001   TO JUNE 22, 2001   TO AUGUST 31, 2001   TO JUNE 22, 2001
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS........................      $    483,388        $   861,790         $    374,898        $    690,813
  INTEREST.........................           936,566          1,656,010              330,394             666,423
  SECURITIES LENDING...............             5,397              8,635                1,552               2,483
                                         ------------        -----------         ------------        ------------
TOTAL INVESTMENT INCOME (LOSS).....         1,425,351          2,526,485              706,844           1,359,719
                                         ------------        -----------         ------------        ------------

EXPENSES
  ADVISORY FEES....................           297,984            475,252              187,550             317,899
  ADMINISTRATION FEES..............            81,268            129,903               51,150              86,815
  CUSTODY FEES.....................            10,836                  0                6,820                   0
  SHAREHOLDER SERVICING FEES.......           135,448            216,505               85,250             144,692
  PORTFOLIO ACCOUNTING FEES........            14,018                  0               11,221                   0
  TRANSFER AGENT
    CLASS A........................            60,959             86,923               51,393              77,351
    CLASS B........................            13,843             22,496               12,279              19,392
    CLASS C........................               786              1,831                1,050               2,594
    INSTITUTIONAL CLASS ...........               999              3,725                  831               1,062
  DISTRIBUTION FEES
    CLASS A........................            70,353            117,432               56,953              99,308
    CLASS B........................            68,150            111,939               45,257              78,066
    CLASS C........................             9,061             14,085                5,514               8,253
  LEGAL AND AUDIT FEES.............             3,623              6,173                3,791               6,495
  REGISTRATION FEES................             2,768              5,674                2,493               5,047
  DIRECTORS' FEES..................               815              1,316                  815               1,316
  SHAREHOLDER REPORTS..............            18,436             37,786               15,478              31,335
  OTHER............................            31,627              2,038               20,638               2,110
                                         ------------        -----------         ------------        ------------
TOTAL EXPENSES.....................           820,974          1,233,078              558,483             881,734
                                         ------------        -----------         ------------        ------------
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES.......................           (73,900)           (85,903)             (73,113)            (89,096)
NET EXPENSES.......................           747,074          1,147,176              485,370             792,638
                                         ------------        -----------         ------------        ------------
NET INVESTMENT INCOME (LOSS).......           678,277          1,379,259              221,474             567,081
                                         ------------        -----------         ------------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) FROM:
  SECURITIES.......................           880,006         (2,218,589)           2,033,517            (451,603)
                                         ------------        -----------         ------------        ------------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS......................           880,006         (2,218,589)           2,033,517            (451,603)
                                         ------------        -----------         ------------        ------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF:
  SECURITIES.......................       (31,086,097)        16,600,584          (35,521,874)         20,694,482
                                         ------------        -----------         ------------        ------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................       (31,086,097)        16,600,584          (35,521,874)         20,694,482
                                         ------------        -----------         ------------        ------------
NET REALIZED AND UNREALIZED (LOSS)
  ON INVESTMENTS...................       (30,206,091)        14,381,995          (33,488,357)         20,242,879
                                         ------------        -----------         ------------        ------------
                                         ------------        -----------         ------------        ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................      $(29,527,814)       $15,761,254         $(33,266,883)       $ 20,809,960
                                         ------------        -----------         ------------        ------------

                                                  OUTLOOK 2040
                                     --------------------------------------
                                              FOR PERIOD         FOR PERIOD
                                           JUNE 23, 2001    MARCH 1ST, 2001
                                      TO AUGUST 31, 2001   TO JUNE 22, 2001
-----------------------------------
INVESTMENT INCOME
  DIVIDENDS........................      $    754,932        $  1,498,744
  INTEREST.........................            83,902             267,468
  SECURITIES LENDING...............             2,482               3,971
                                         ------------        ------------
TOTAL INVESTMENT INCOME (LOSS).....           841,316           1,770,183
                                         ------------        ------------
EXPENSES
  ADVISORY FEES....................           330,616             564,170
  ADMINISTRATION FEES..............            90,168             153,511
  CUSTODY FEES.....................            12,022                   0
  SHAREHOLDER SERVICING FEES.......           150,280             255,852
  PORTFOLIO ACCOUNTING FEES........            12,071                   0
  TRANSFER AGENT
    CLASS A........................            95,893             137,993
    CLASS B........................            33,986              59,868
    CLASS C........................             3,560               4,954
    INSTITUTIONAL CLASS ...........               810               1,611
  DISTRIBUTION FEES
    CLASS A........................            93,346             162,437
    CLASS B........................           113,223             193,348
    CLASS C........................             9,131              14,721
  LEGAL AND AUDIT FEES.............             3,150               7,778
  REGISTRATION FEES................               864               9,903
  DIRECTORS' FEES..................               815               1,316
  SHAREHOLDER REPORTS..............             7,648              87,659
  OTHER............................            37,425               2,842
                                         ------------        ------------
TOTAL EXPENSES.....................           995,008           1,657,963
                                         ------------        ------------
LESS:
  WAIVED FEES AND REIMBURSED
    EXPENSES.......................          (112,576)           (217,130)
NET EXPENSES.......................           882,432           1,440,834
                                         ------------        ------------
NET INVESTMENT INCOME (LOSS).......           (41,116)            329,349
                                         ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------
  NET REALIZED GAIN (LOSS) FROM:
  SECURITIES.......................         2,351,478            (945,772)
                                         ------------        ------------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS......................         2,351,478            (945,772)
                                         ------------        ------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF:
  SECURITIES.......................       (62,179,220)         30,769,273
                                         ------------        ------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................       (62,179,220)         30,769,273
                                         ------------        ------------
NET REALIZED AND UNREALIZED (LOSS)
  ON INVESTMENTS...................       (59,827,742)         29,823,501
                                         ------------        ------------
                                         ------------        ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................      $(59,868,858)       $ 30,152,850
                                         ------------        ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               OUTLOOK TODAY                        OUTLOOK 2010
                                     ----------------------------------  ----------------------------------
                                         (UNAUDITED)                         (UNAUDITED)
                                         FOR THE SIX            FOR THE      FOR THE SIX            FOR THE
                                        MONTHS ENDED         YEAR ENDED     MONTHS ENDED         YEAR ENDED
                                     AUGUST 31, 2001  FEBRUARY 28, 2001  AUGUST 31, 2001  FEBRUARY 28, 2001
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $   67,667,539   $     58,635,996   $  172,036,030   $    126,018,156
OPERATIONS:
NET INVESTMENT INCOME (LOSS).......       1,047,802          2,130,828        2,061,009          3,669,453
NET REALIZED GAIN (LOSS) ON SALE OF
  INVESTMENTS......................          46,976          2,558,031        1,418,580          4,462,518
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................        (674,382)        (1,444,506)      (6,549,492)        (7,131,761)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................         420,396          3,244,353       (3,069,903)         1,000,210
                                     --------------   ----------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................        (683,483)        (1,630,591)      (1,227,690)        (2,456,601)
    CLASS B........................        (166,894)          (252,489)        (377,166)          (704,937)
    CLASS C........................         (81,633)          (208,981)         (72,160)          (123,351)
    INSTITUTIONAL CLASS............         (89,770)           (39,421)        (358,388)          (189,905)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................               0         (2,251,359)               0         (3,741,684)
    CLASS B........................               0           (521,883)               0         (1,367,448)
    CLASS C........................               0           (314,608)               0           (238,670)
    INSTITUTIONAL CLASS ...........               0           (121,496)               0           (631,881)
RETURN OF CAPITAL
  CLASS A..........................               0                  0                0                  0
  CLASS B..........................               0                  0                0                  0
  CLASS C..........................               0                  0                0                  0
  INSTITUTIONAL CLASS..............               0                  0                0                  0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................       2,967,250         10,257,399        9,106,322         50,126,407
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................         663,704          3,792,348        1,211,407          6,117,494
  COST OF SHARES REDEEMED -
    CLASS A........................      (7,605,393)       (11,111,469)     (19,653,170)       (33,109,737)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....      (3,974,439)         2,938,278       (9,335,441)        23,134,164
                                     --------------   ----------------   --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................       4,839,925          5,579,823        7,801,535         12,673,602
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................         155,650            738,494          359,577          1,989,464
  COST OF SHARES REDEEMED -
    CLASS B........................      (1,160,015)          (967,250)      (3,727,893)        (5,953,759)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....       3,835,560          5,351,067        4,433,219          8,709,307
                                     --------------   ----------------   --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................       1,616,481          1,281,050        2,800,315          3,179,883
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................          71,898            460,898           64,872            342,451
  COST OF SHARES REDEEMED -
    CLASS C........................        (531,189)        (2,826,502)      (1,413,758)        (2,699,119)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....       1,157,190         (1,084,554)       1,451,429            823,215
                                     --------------   ----------------   --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS ...........       4,687,593          4,479,316       10,131,379         23,574,722
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS ...........          89,439            159,516          358,090            821,636
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS ...........      (1,134,613)          (715,605)      (2,860,858)        (2,590,903)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS .............       3,642,419          3,923,227        7,628,611         21,805,455
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................       4,059,346          9,031,543         (927,489)        46,017,874
                                     --------------   ----------------   --------------   ----------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------
ENDING NET ASSETS..................  $   71,726,885   $     67,667,539   $  171,108,541   $    172,036,030
                                     --------------   ----------------   --------------   ----------------
  SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A..........         300,440          1,009,998          755,069          3,923,374
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS A.......          67,795            375,260          101,236            482,934
    SHARES REDEEMED - CLASS A......        (770,731)        (1,074,307)      (1,622,299)        (2,553,831)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............        (402,496)           310,951         (765,994)         1,852,477
                                     --------------   ----------------   --------------   ----------------
    SHARES SOLD - CLASS B..........         482,453            531,943          644,957            979,951
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS B.......          15,595             72,188           30,012            157,237
    SHARES REDEEMED - CLASS B......        (115,489)           (92,087)        (308,022)          (458,405)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............         382,559            512,044          366,947            678,783
                                     --------------   ----------------   --------------   ----------------
    SHARES SOLD - CLASS C..........         161,424            122,892          230,743            241,761
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS C.......           7,218             44,955            5,371             26,845
    SHARES REDEEMED - CLASS C......         (53,033)          (269,294)        (115,730)          (207,553)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............         115,609           (101,447)         120,384             61,053
                                     --------------   ----------------   --------------   ----------------
    SHARES SOLD - INSTITUTIONAL
      CLASS .......................         466,246            432,485          830,380          1,816,317
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - INSTITUTIONAL
      CLASS .......................           8,986             15,719           29,680             65,121
    SHARES REDEEMED - INSTITUTIONAL
      CLASS .......................        (113,275)           (69,007)        (235,470)          (199,595)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS ...........................         361,957            379,197          624,590          1,681,843
                                     --------------   ----------------   --------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME................  $      360,898   $        334,876   $      690,910   $        665,305

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                    WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                OUTLOOK 2020                        OUTLOOK 2030
                                     ----------------------------------  ----------------------------------
                                         (UNAUDITED)                         (UNAUDITED)
                                         FOR THE SIX            FOR THE      FOR THE SIX            FOR THE
                                        MONTHS ENDED         YEAR ENDED     MONTHS ENDED         YEAR ENDED
                                     AUGUST 31, 2001  FEBRUARY 28, 2001  AUGUST 31, 2001  FEBRUARY 28, 2001
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $  273,310,920   $    230,819,836   $  190,762,230   $    179,768,104
OPERATIONS:
NET INVESTMENT INCOME (LOSS).......       2,057,536          4,051,367          788,555          1,668,699
NET REALIZED GAIN (LOSS) ON SALE OF
  INVESTMENTS......................      (1,338,583)         9,715,229        1,581,914          6,671,769
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................     (14,485,513)       (26,860,449)     (14,827,392)       (21,514,114)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................     (13,766,560)       (13,093,853)     (12,456,923)       (13,173,646)
                                     --------------   ----------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................      (1,014,255)        (2,843,778)        (629,880)        (1,325,016)
    CLASS B........................        (211,827)          (563,897)         (83,880)          (190,463)
    CLASS C........................         (25,627)           (50,331)         (10,069)           (13,221)
    INSTITUTIONAL CLASS............        (608,059)          (379,241)        (138,764)           (59,325)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................               0         (8,662,324)               0         (5,571,587)
    CLASS B........................               0         (2,543,230)               0         (1,511,734)
    CLASS C........................               0           (273,557)               0           (146,716)
    INSTITUTIONAL CLASS ...........               0         (2,473,626)               0           (395,829)
RETURN OF CAPITAL
  CLASS A..........................               0           (192,819)               0                  0
  CLASS B..........................               0            (38,234)               0                  0
  CLASS C..........................               0             (3,413)               0                  0
  INSTITUTIONAL CLASS..............               0            (25,714)               0                  0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................      13,140,830         41,120,628        7,005,238         41,701,125
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................       1,000,194         11,560,448          618,483          6,820,056
  COST OF SHARES REDEEMED -
    CLASS A........................     (18,060,830)       (56,429,776)     (19,665,634)       (39,952,493)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....      (3,919,806)        (3,748,700)     (12,041,913)         8,568,688
                                     --------------   ----------------   --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................       4,505,639         10,897,882        1,769,909          6,242,617
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................         206,205          3,089,598           81,942          1,677,832
  COST OF SHARES REDEEMED -
    CLASS B........................      (4,395,894)        (8,495,878)      (4,310,466)        (5,524,069)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....         315,950          5,491,602       (2,458,615)         2,396,380
                                     --------------   ----------------   --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................       1,479,682          4,621,265          988,732          2,971,972
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................          23,863            312,653            9,673            155,773
  COST OF SHARES REDEEMED -
    CLASS C........................      (1,004,660)          (955,054)        (417,483)          (426,695)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....         498,885          3,978,864          580,922          2,701,050
                                     --------------   ----------------   --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS ...........      26,759,907         73,603,996        8,646,179         21,055,773
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS ...........         602,382          2,854,055          136,595            432,533
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS ...........      (4,984,760)        (8,544,716)      (2,112,673)        (1,772,761)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS .............      22,377,529         67,913,335        6,670,101         19,715,545
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................       3,646,230         42,491,084      (20,569,021)        10,994,126
                                     --------------   ----------------   --------------   ----------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------
ENDING NET ASSETS..................  $  276,957,150   $    273,310,920   $  170,193,208   $    190,762,230
                                     --------------   ----------------   --------------   ----------------
  SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A..........       1,001,417          2,732,507          473,058          2,479,675
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS A.......          77,470            812,870           42,494            416,133
    SHARES REDEEMED - CLASS A......      (1,386,918)        (3,821,702)      (1,327,094)        (2,371,538)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............        (308,031)          (276,325)        (811,542)           524,270
                                     --------------   ----------------   --------------   ----------------
    SHARES SOLD - CLASS B..........         352,473            735,398          121,405            368,347
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS B.......          16,091            219,998            5,696            104,449
    SHARES REDEEMED - CLASS B......        (342,270)          (578,355)        (296,806)          (327,798)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............          26,294            377,041         (169,705)           144,998
                                     --------------   ----------------   --------------   ----------------
    SHARES SOLD - CLASS C..........         114,266            314,961           67,349            171,673
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS C.......           1,848             22,195              672              9,714
    SHARES REDEEMED - CLASS C......         (78,450)           (65,195)         (29,149)           (26,008)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............          37,664            271,961           38,872            155,379
                                     --------------   ----------------   --------------   ----------------
    SHARES SOLD - INSTITUTIONAL
      CLASS .......................       2,019,603          4,932,226          581,263          1,264,948
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - INSTITUTIONAL
      CLASS .......................          46,167            201,300            9,292             26,407
    SHARES REDEEMED - INSTITUTIONAL
      CLASS .......................        (378,101)          (586,043)        (141,049)          (104,510)
                                     --------------   ----------------   --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS ...........................       1,687,669          4,547,483          449,506          1,186,845
                                     --------------   ----------------   --------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME................  $      892,685   $        694,917   $      202,622   $        276,660

                                                OUTLOOK 2040
                                     ----------------------------------
                                         (UNAUDITED)
                                         FOR THE SIX            FOR THE
                                        MONTHS ENDED         YEAR ENDED
                                     AUGUST 31, 2001  FEBRUARY 28, 2001
-----------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $  341,040,109   $    406,924,136
OPERATIONS:
NET INVESTMENT INCOME (LOSS).......         288,233            122,774
NET REALIZED GAIN (LOSS) ON SALE OF
  INVESTMENTS......................       1,405,706         23,088,798
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................     (31,409,947)       (65,298,257)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................     (29,716,008)       (42,086,685)
                                     --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................               0           (517,130)
    CLASS B........................               0             (1,614)
    CLASS C........................               0               (136)
    INSTITUTIONAL CLASS............               0             (4,589)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................               0        (17,089,951)
    CLASS B........................               0         (6,767,460)
    CLASS C........................               0           (555,878)
    INSTITUTIONAL CLASS ...........               0         (2,179,571)
RETURN OF CAPITAL
  CLASS A..........................               0                  0
  CLASS B..........................               0                  0
  CLASS C..........................               0                  0
  INSTITUTIONAL CLASS..............               0                  0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................       6,460,081         36,004,435
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................               0         17,344,812
  COST OF SHARES REDEEMED -
    CLASS A........................     (22,660,216)       (98,065,313)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....     (16,200,135)       (44,716,066)
                                     --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................       2,706,829         14,826,133
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................               0          6,667,859
  COST OF SHARES REDEEMED -
    CLASS B........................      (6,093,594)       (12,249,159)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....      (3,386,765)         9,244,833
                                     --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................         982,968          3,623,432
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................               0            521,056
  COST OF SHARES REDEEMED -
    CLASS C........................        (602,214)        (2,453,550)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....         380,574          1,690,938
                                     --------------   ----------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS ...........       9,701,376         40,606,637
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS ...........               0          2,177,036
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS ...........      (5,047,601)        (5,684,391)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS .............       4,653,775         37,099,282
                                     --------------   ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................     (44,268,379)       (65,884,027)
                                     --------------   ----------------
NET ASSETS:
-----------------------------------
ENDING NET ASSETS..................  $  296,771,729   $    341,040,109
                                     --------------   ----------------
  SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A..........         427,569          1,969,271
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS A.......               0          1,012,113
    SHARES REDEEMED - CLASS A......      (1,505,696)        (5,207,270)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............      (1,078,127)        (2,225,886)
                                     --------------   ----------------
    SHARES SOLD - CLASS B..........         185,092            802,548
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS B.......               0            401,937
    SHARES REDEEMED - CLASS B......        (420,419)          (671,917)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............        (235,327)           532,568
                                     --------------   ----------------
    SHARES SOLD - CLASS C..........          65,759            197,734
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS C.......               0             31,390
    SHARES REDEEMED - CLASS C......         (41,805)          (139,795)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............          23,954             89,329
                                     --------------   ----------------
    SHARES SOLD - INSTITUTIONAL
      CLASS .......................         633,977          2,160,951
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - INSTITUTIONAL
      CLASS .......................               0            126,462
    SHARES REDEEMED - INSTITUTIONAL
      CLASS .......................        (334,978)          (322,981)
                                     --------------   ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS ...........................         298,999          1,964,432
                                     --------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME................  $     (642,394)  $       (930,627)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS     DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET          FROM NET
                           VALUE PER      INCOME     GAIN (LOSS)  INVESTMENT          REALIZED
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME             GAINS
----------------------------------------------------------------------------------------------

OUTLOOK TODAY
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............  $   9.94   $    0.15    $      (0.09)  $   (0.15)     $       0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.30        0.38            0.21       (0.39)            (0.56)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.52        0.38            0.09       (0.36)            (0.33)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     10.83        0.36            0.32       (0.37)            (0.62)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     10.71        0.43            0.81       (0.44)            (0.68)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     10.64        0.42            0.28       (0.42)            (0.21)

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     10.11        0.14           (0.10)      (0.13)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.44        0.31            0.24       (0.32)            (0.56)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.61        0.27            0.14       (0.25)            (0.33)
AUGUST 3, 1998(3) TO
  FEBRUARY 28, 1999......     10.91        0.07            0.29       (0.04)            (0.62)

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     10.09        0.13           (0.09)      (0.13)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.44        0.34            0.21       (0.34)            (0.56)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.62        0.29            0.12       (0.26)            (0.33)
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     11.24        0.04           (0.04)      (0.01)            (0.61)

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     10.08        0.18           (0.09)      (0.17)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.36        0.36            0.25       (0.33)            (0.56)
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     10.66        0.08            0.00       (0.05)            (0.33)

OUTLOOK 2010
----------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     12.22        0.16           (0.37)      (0.15)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.88        0.35           (0.15)      (0.35)            (0.51)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     13.27        0.34            0.66       (0.34)            (1.05)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     13.16        0.32            0.94       (0.33)            (0.82)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     12.20        0.36            0.18       (0.38)            (0.84)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     11.42        0.34            0.95       (0.34)            (0.17)

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     12.23        0.12           (0.37)      (0.12)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.88        0.28           (0.14)      (0.28)            (0.51)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     13.25        0.25            0.68       (0.25)            (1.05)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     13.10        0.22            0.97       (0.22)            (0.82)
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     12.02        0.19            1.88       (0.15)            (0.84)

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     12.32        0.11           (0.36)      (0.12)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.97        0.29           (0.16)      (0.27)            (0.51)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     13.29        0.21            0.75       (0.20)            (1.05)
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     13.98        0.04            0.09        0.00(4)          (0.82)

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     12.32        0.16           (0.36)      (0.17)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.95        0.33           (0.12)      (0.33)            (0.51)
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     13.83        0.07            0.13       (0.03)            (1.05)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
80

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                           NET ASSET  -------------------------------------------          PORTFOLIO   NET ASSETS, AT
                           VALUE PER     NET INVESTMENT          NET        GROSS   TOTAL   TURNOVER    END OF PERIOD
                               SHARE       INCOME(LOSS)     EXPENSES     EXPENSES  RETURN    RATE(2)  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------

OUTLOOK TODAY
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............  $   9.85             3.14%        1.30%        1.63%     0.64%      19%    $       41,951
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      9.94             3.66%        1.30%        1.51%     5.79%      58%            46,316
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.30             3.29%        1.30%        1.45%     4.47%      55%            44,801
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     10.52             3.27%        1.25%        1.31%     6.40%      66%            56,986
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     10.83             3.83%        1.20%         N/A     11.99%      39%            67,909
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     10.71             3.93%        1.20%         N/A      6.74%     108%            84,949

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     10.02             2.61%        1.80%        2.03%     0.40%      19%            15,157
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.11             3.15%        1.80%        2.00%     5.30%      58%            11,425
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.44             2.76%        1.80%        2.17%     3.87%      55%             6,457
AUGUST 3, 1998(3) TO
  FEBRUARY 28, 1999......     10.61             2.24%        1.70%        3.01%     3.35%      66%             3,161

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     10.00             2.61%        1.80%        2.22%     0.39%      19%             7,077
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.09             3.19%        1.80%        1.97%     5.36%      58%             5,972
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.44             2.77%        1.80%        2.13%     3.91%      55%             7,243
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     10.62             2.27%        1.76%        2.66%     0.02%      66%             4,758

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     10.00             3.37%        1.05%        1.45%     0.87%      19%             7,541
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.08             3.88%        1.04%        1.16%     5.94%      58%             3,954
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     10.36             3.56%        1.00%        1.05%     0.53%      55%               134

OUTLOOK 2010
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     11.86             2.51%        1.30%        1.50%    (1.73)%     20%            94,903
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.22             2.74%        1.30%        1.43%     1.41%      54%           107,161
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     12.88             2.45%        1.30%        1.39%     7.50%      49%            89,056
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     13.27             2.42%        1.25%        1.28%     9.91%      38%            89,543
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     13.16             2.85%        1.20%         N/A     18.45%      46%            89,659
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     12.20             3.16%        1.20%         N/A     11.60%      73%            82,971

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     11.86             1.99%        1.80%        1.99%    (2.04)%     20%            39,985
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.23             2.23%        1.80%        1.95%     0.93%      54%            36,727
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     12.88             1.93%        1.80%        1.94%     6.96%      49%            29,937
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     13.25             1.90%        1.76%        1.84%     9.30%      38%            18,158
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     13.10             2.15%        1.70%         N/A     17.64%      46%             6,248

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     11.95             1.99%        1.80%        2.01%    (2.01)%     20%             7,114
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.32             2.24%        1.80%        1.96%     0.89%      54%             5,850
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     12.97             1.88%        1.80%        2.52%     6.91%      49%             5,364
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     13.29             2.04%        1.76%        7.72%     1.11%      38%               675

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     11.95             2.77%        1.05%        1.12%    (1.66)%     20%            29,106
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.32             3.03%        1.04%        1.08%     1.52%      54%            22,299
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     12.95             2.72%        1.00%        1.01%     1.08%      49%             1,661

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS     DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET          FROM NET
                           VALUE PER      INCOME     GAIN (LOSS)  INVESTMENT          REALIZED
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME             GAINS
----------------------------------------------------------------------------------------------

OUTLOOK 2020
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............  $  13.28   $    0.10    $      (0.72)  $   (0.09)     $       0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.78        0.24           (0.75)      (0.23)            (0.74)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.91        0.24            1.33       (0.24)            (1.46)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     14.70        0.24            1.47       (0.25)            (1.25)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     12.98        0.28            2.73       (0.29)            (1.00)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     11.98        0.27            1.43       (0.28)            (0.42)

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     13.17        0.07           (0.73)      (0.06)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.66        0.16           (0.74)      (0.16)            (0.74)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.79        0.15            1.33       (0.15)            (1.46)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     14.55        0.15            1.48       (0.15)            (1.24)
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     12.79        0.14            2.74       (0.12)            (1.00)

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     13.25        0.07           (0.73)      (0.06)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.74        0.16           (0.74)      (0.16)            (0.74)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.82        0.11            1.37       (0.10)            (1.46)
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     15.82        0.01            0.22        0.00(4)          (1.23)

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     13.42        0.11           (0.72)      (0.11)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.89        0.24           (0.72)      (0.23)            (0.74)
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     16.01        0.06            0.30       (0.02)            (1.46)

OUTLOOK 2030
----------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     15.13        0.07           (1.09)      (0.07)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     16.96        0.17           (1.17)      (0.16)            (0.67)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     17.15        0.17            2.03       (0.17)            (2.22)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     16.51        0.18            1.93       (0.19)            (1.28)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     13.83        0.23            3.54       (0.23)            (0.86)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     12.34        0.22            1.83       (0.23)            (0.33)

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     14.88        0.03           (1.06)      (0.04)             0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     16.72        0.07           (1.16)      (0.08)            (0.67)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.93        0.08            2.01       (0.08)            (2.22)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     16.28        0.09            1.92       (0.10)            (1.26)
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     13.63        0.10            3.50       (0.09)            (0.86)

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     14.90        0.03           (1.06)      (0.04)             0.00
MARCH 1, 2001 TO FEBRUARY
  28, 2001...............     16.74        0.08           (1.17)      (0.08)            (0.67)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.94        0.06            2.01       (0.05)            (2.22)
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     17.89        0.00            0.31        0.00(4)          (1.26)

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     15.24        0.09           (1.08)      (0.10)             0.00
MARCH 1, 2001 TO FEBRUARY
  28, 2001...............     17.07        0.17           (1.16)      (0.17)            (0.67)
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     18.73        0.03            0.54       (0.01)            (2.22)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
82

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                           NET ASSET  -------------------------------------------          PORTFOLIO   NET ASSETS, AT
                           VALUE PER     NET INVESTMENT          NET        GROSS   TOTAL   TURNOVER    END OF PERIOD
                               SHARE       INCOME(LOSS)     EXPENSES     EXPENSES  RETURN    RATE(2)  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------

OUTLOOK 2020
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............  $  12.57             1.51%        1.30%        1.50%    (4.69)%      15%   $      142,666
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     13.28             1.63%        1.30%        1.39%    (3.79)%      39%          154,871
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.78             1.52%        1.30%        1.33%    10.45%       43%          176,460
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     14.91             1.61%        1.25%        1.26%    12.02%       36%          165,584
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     14.70             2.05%        1.20%         N/A     23.97%       41%          166,198
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     12.98             2.33%        1.20%         N/A     14.65%       61%          146,226

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     12.45             0.99%        1.80%        1.98%    (5.04)%      15%           45,349
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     13.17             1.12%        1.80%        1.94%    (4.25)%      39%           47,591
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.66             1.02%        1.80%        1.95%     9.90%       43%           47,472
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     14.79             1.04%        1.76%        1.84%    11.56%       36%           28,467
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     14.55             1.33%        1.70%         N/A     23.05%       41%           12,129

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     12.53             0.99%        1.80%        1.91%    (5.02)%      15%            6,440
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     13.25             1.15%        1.80%        1.96%    (4.26)%      39%            6,308
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.74             0.92%        1.80%        3.28%     9.87%       43%            3,009
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     14.82             0.76%        1.71%       52.02%     1.70%       36%              192

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     12.70             1.76%        1.05%        1.08%    (4.57)%      15%           82,501
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     13.42             1.93%        1.04%        1.04%    (3.58)%      39%           64,541
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     14.89             1.69%        1.00%        1.01%     1.74%       43%            3,879

OUTLOOK 2030
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     14.04             0.94%        1.30%        1.53%    (6.67)%      12%          112,543
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.13             0.97%        1.30%        1.41%    (6.29)%      27%          133,569
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.96             0.96%        1.30%        1.37%    12.63%       26%          140,867
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     17.15             1.07%        1.23%        1.26%    13.25%       19%          134,008
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     16.51             1.50%        1.20%         N/A     28.01%       27%          126,131
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     13.83             1.81%        1.20%         N/A     17.01%       42%          101,078

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     13.81             0.43%        1.80%        2.05%    (6.95)%      12%           29,742
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.88             0.47%        1.80%        2.00%    (6.79)%      27%           34,570
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.72             0.44%        1.80%        1.98%    12.13%       26%           36,406
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     16.93             0.52%        1.75%        1.84%    12.64%       19%           25,206
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     16.28             0.76%        1.70%         N/A     26.93%       27%           12,469

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     13.83             0.41%        1.80%        2.02%    (6.92)%      12%            3,754
MARCH 1, 2001 TO FEBRUARY
  28, 2001...............     14.90             0.49%        1.80%        2.16%    (6.79)%      27%            3,467
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.74             0.36%        1.80%        5.37%    12.05%       26%            1,293
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     16.94             0.16%        1.73%       72.87%     1.98%       19%               92

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     14.15             1.19%        1.05%        1.13%    (6.60)%      12%           24,154
MARCH 1, 2001 TO FEBRUARY
  28, 2001...............     15.24             1.27%        1.05%        1.05%    (6.08)%      27%           19,156
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     17.07             1.06%        1.00%        1.02%     2.39%       26%            1,203

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS     DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET          FROM NET
                           VALUE PER      INCOME     GAIN (LOSS)  INVESTMENT          REALIZED
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME             GAINS
----------------------------------------------------------------------------------------------

OUTLOOK 2040
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............  $  15.50   $    0.02    $      (1.39)  $    0.00      $       0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     18.78        0.02           (1.98)      (0.03)            (1.29)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     17.87        0.05            2.78       (0.05)            (1.87)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     17.07        0.08            2.39       (0.08)            (1.59)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     14.50        0.13            4.17       (0.14)            (1.59)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     12.84        0.16            2.35       (0.16)            (0.69)

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     15.05       (0.02)          (1.35)       0.00              0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     18.34       (0.05)          (1.95)       0.00(4)          (1.29)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     17.52       (0.04)           2.73        0.00             (1.87)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     16.76       (0.01)           2.33       (0.01)            (1.55)
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     14.29        0.03            4.06       (0.03)            (1.59)

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     15.06       (0.01)          (1.37)       0.00              0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     18.34       (0.05)          (1.94)       0.00(4)          (1.29)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     17.53       (0.04)           2.72        0.00             (1.87)
JULY 1, 1998(3) TO
  FEBRUARY 28, 1999......     18.01       (0.01)           1.08        0.00             (1.55)

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     15.64        0.04           (1.40)       0.00              0.00
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     18.90        0.07           (1.99)      (0.05)            (1.29)
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     19.97        0.00            0.80        0.00             (1.87)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
84

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                           NET ASSET  -------------------------------------------           PORTFOLIO   NET ASSETS, AT
                           VALUE PER     NET INVESTMENT          NET        GROSS    TOTAL   TURNOVER    END OF PERIOD
                               SHARE       INCOME(LOSS)     EXPENSES     EXPENSES   RETURN    RATE(2)  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------------------

OUTLOOK 2040
CLASS A
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............  $  14.13             0.29%        1.30%        1.56%     (8.84)%       8%   $      183,507
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.50             0.15%        1.30%        1.41%    (11.09)%      20%          218,085
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     18.78             0.24%        1.30%        1.36%     15.65%       29%          306,002
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     17.87             0.42%        1.25%        1.26%     14.98%       19%          261,808
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     17.07             0.82%        1.20%         N/A      30.66%       34%          248,195
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............     14.50             1.22%        1.20%         N/A      20.17%       48%          189,560

CLASS B
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     13.68            (0.23)%       1.80%        2.07%     (9.10)%       8%           74,036
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.05            (0.35)%       1.80%        2.05%    (11.53)%      20%           84,993
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     18.34            (0.28)%       1.80%        1.95%     15.07%       29%           93,757
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     17.52            (0.12)%       1.75%        1.78%     14.37%       19%           63,395
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     16.76             0.08%        1.70%         N/A      29.47%       34%           30,754

CLASS C
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     13.68            (0.24)%       1.80%        2.15%     (9.16)%       8%            6,099
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.06            (0.35)%       1.80%        1.96%    (11.52)%      20%            6,349
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     18.34            (0.30)%       1.80%        2.55%     15.07%       29%            6,095
JULY 1, 1998(3) TO
  FEBRUARY 28, 1999......     17.53            (0.39)%       1.71%        4.71%      6.40%       19%            3,096

INSTITUTIONAL CLASS
MARCH 1, 2001 TO
  AUGUST 31, 2001
  (UNAUDITED)............     14.28             0.62%        1.05%        1.07%     (8.70)%       8%           33,130
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.64             0.46%        1.04%        1.07%    (10.80)%      20%           31,613
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     18.90             0.24%        1.00%        1.01%      3.27%       29%            1,069

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OUTLOOK FUNDS                      NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 10, 1999, and is currently comprised of 71 separate series. These financial statements represent the Outlook Today (formerly LifePath Opportunity), Outlook 2010 (formerly LifePath 2010), Outlook 2020 (formerly LifePath 2020), Outlook 2030 (formerly LifePath 2030), and Outlook 2040 (formerly LifePath 2040) Funds (each a "Fund," collectively the "Funds").
   Each Fund is authorized to issue four classes of shares: Class A, Class B, Class C and Institutional Class. The four classes of shares differ principally in their respective distribution, servicing and transfer agent fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share income dividend rates are generally due to differences in separate class expenses, including distribution fees and from weightings of pro rata income allocations.
   Prior to June 23, 2001, each Fund invested all of its assets in a separate series of Master Investment Portfolio ("MIP") (each, a "Master Portfolio") with the same investment objectives as the Fund. On June 23, 2001, each Fund 'de-linked' from the Master Portfolios to become a stand-alone mutual fund. This was accomplished by each Fund redeeming its ownership interest in the Master Portfolio in which it invested in exchange for a proportionate share of cash and securities. In connection with this reorganization, the Funds made reclassification entries to adjust for certain book to tax differences which increased (decreased) the cost basis of securities and increased (decreased) unrealized appreciation (depreciation). Such reclassifications amounted to ($46,751), ($109,485), ($5,564,861), ($1,960,742), ($8,980,056) for the
  Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, Outlook 2040 Fund, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("US GAAP") for investment companies.
   The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Effective June 23, 2001, investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)                      OUTLOOK FUNDS
--------------------------------------------------------------------------------

  maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which income and realized gains (losses) were recorded by the Funds.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principals. The timing and character of distributions made during the period from net investment income or net realized gains also may differ from their ultimate characterization for federal income tax purposes. These differences between income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statement of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provisions for federal income taxes was required at August 31, 2001.

FUTURES CONTRACTS
   Each Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.
   There were no open futures contracts in any of the Funds at the six month period ended August 31, 2001.

REPURCHASE AGREEMENTS
   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Schedule of Investments. The advisor to the Fund may pool each Fund's cash and invest in repurchase agreements entered into by the other Funds. Each Fund's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.
   There were no open repurchase agreements in any of the Funds at the six month period ended August 31, 2001.

OUTLOOK FUNDS                      NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the six months ended August 31, 2001 is shown on the Statement of Assets and Liabilities.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
   On June 23, 2001, the date of the Funds' conversion to stand-alone funds, the Trust entered into an advisory contract on behalf of the Funds with Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"). As advisor, BGFA invests the Funds' assets according to various asset allocation models. No particular individual is responsible for the day-to-day management of the Funds. Pursuant to the advisory contract, BGFA is entitled to receive an annual fee of .55% of the Funds' average daily net assets.
   The Trust has also entered into an Administration Agreement with Wells Fargo Funds Management, LLC ("Funds Management") on behalf of the Funds. Under the Administration Agreement, Funds Management acts as sole administrator of the Funds and is entitled to receive, on a monthly basis, fees at an annual rate of .15% of the average daily net assets of the Funds.
   Prior to June 23, 2001, Investors Bank & Trust ("IBT") served as the sub-administrator to each Fund. IBT received a separate fee from Funds Management for its services.
   Funds Management as the Funds' administrator, has committed to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through June 30, 2002 to maintain the current net operating expense ratio shown in the Financial Highlights for each Fund. Actual reimbursements and waivers have a positive effect on performance information. For the period ended August 31, 2001, Funds Management waived a portion of each Fund's expenses. Expense waiver information is included in the Funds' Statements of Operations.
   Effective June 23, 2001, the Funds retained Forum Accounting Services, LLC ("Forum") to provide portfolio accounting services to each Fund. For these services, Forum is entitled to receive a fixed monthly fee, a basis point fee of .0025% of the average daily net assets of each Fund, plus out-of -pocket expenses.
   Effective June 23, 2001, the Trust entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pusuant to the contract, Wells Fargo Bank, MN is entitled to receive certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.
   The Trust has also entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Wells Fargo Bank, N.A will continue to provide sub-transfer agency services to the Funds.
   On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers, and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B, Class C and Institutional Class may pay each Shareholder Servicing Agent an annual fee of up to 0.25% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Investors, N.A. ("BGI").
   The Trust has entered into an agreement with Stephens Inc. ("Stephens") on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class A, Class B and Class C shares. For providing these services, Stephens is entitled to receive annual fees of 0.25% of the average daily

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)                      OUTLOOK FUNDS
--------------------------------------------------------------------------------

  net assets of Class A shares and 0.75% of the average daily net assets of Class B and Class C shares. There are no 12b-1 fees charged for Institutional Class shares.
   Prior to June 23, 2001, the Funds, as feeder funds, were provided certain services through service arrangements that existed at the master portfolio level.

4. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
   As of August 31, 2001, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
   Purchases and sales of investments (exclusive of short-term investments) for each Fund for the period ended August 31, 2001, were as follows:

                                     FROM 03/01/01 TO 06/22/01                       FROM 06/23/01 TO 08/31/01
                           ----------------------------------------------  ----------------------------------------------
                                 PURCHASES                 SALES                 PURCHASES                 SALES
                           ----------------------  ----------------------  ----------------------  ----------------------
Fund Name                    US Gov      Other       US Gov      Other       US Gov      Other       US Gov      Other
OUTLOOK TODAY              25,832,720   3,846,755   8,247,977   1,074,691   3,312,149   1,219,520   2,770,223      27,464

OUTLOOK 2010               39,895,974  14,541,165  19,619,920     885,048  10,324,129   3,709,222   7,057,228   3,924,055

OUTLOOK 2020               51,552,860  65,484,495  21,603,889   2,364,722  11,684,590  10,826,954   6,974,785   8,754,596

OUTLOOK 2030               10,981,263  28,750,111   8,007,620     852,849   8,274,059   3,848,801   6,357,447   5,668,156

OUTLOOK 2040                       (0) 14,547,897  12,702,866   5,895,088  10,746,422         257   2,393,711  10,361,966

OUTLOOK FUNDS                                              LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DOT            --  DEPARTMENT OF TRANSPORTATION
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HEFA           --  HIGHER EDUCATION FACILITIES AUTHORITY
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
IDR            --  INDUSTRIAL DEVELOPMENT REVENUE
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

90
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DATED MATERIAL                                            Presort
PLEASE EXPEDITE                                          Standard
[WELLS FARGO FUNDS LOGO]                               U.S. Postage
P.O. Box 8266                                              PAID
Boston, MA 02266-8266                                Permit No. 57842
                                                        Boston, MA

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS(SM). OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS.

THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                SAR 003 (8/01)